As filed with the Securities and Exchange Commission on April 2, 2009
                                                    1933 Act File No: 333-118131
                                                     1940 Act File No: 811-09933

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

Pre-Effective Amendment No.                                     [ ]

Post-Effective Amendment No. 8                                  [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 30                                                [X]

                        (Check appropriate box or boxes.)

                      Jackson National Separate Account IV
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                                 (517) 381-5500
--------------------------------------------------------------------------------
               Depositor's Telephone Number, including Area Code:

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

                     (Name and Address of Agent for Service)

                                With a Copy to:

                            Anthony L. Dowling, Esq.
                    Jackson National Life Insurance Company
                                1 Corporate Way
                               Lansing, MI 48951



It is proposed that this filing will become effective (check appropriate box)

[ ]   Immediately upon filing pursuant to paragraph (b)

[X]   On April 6, 2009, pursuant to paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(1)

[ ]   On [date], pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                            ULTIMATE INVESTOR(R) VUL

--------------------------------------------------------------------------------

    INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE VARIABLE UNIVERSAL LIFE INSURANCE
                                    ISSUED BY
                   JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                                     THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT IV
                                 1 Corporate Way
                             Lansing, Michigan 48951

       JacksonSM Service Center                     IMG Service Center
       P.O. Box 30502                               P.O. Box 30386
       Lansing, Michigan 48909-8002                 Lansing, Michigan 48909-7886
       1-800-766-4683                               1-800-777-7779

--------------------------------------------------------------------------------

Jackson National Life Insurance Company (JacksonSM) is offering the individual flexible premium adjustable variable life insurance policy described in this prospectus. The policy provides insurance coverage on the life of one Insured. Please read this prospectus carefully before investing and keep it for future reference. Consult your sales representative and tax adviser to be sure this policy is right for you.

We do not guarantee a minimum Accumulated Value on amounts allocated to the Investment Divisions and, therefore, the policy does not have a guaranteed minimum Accumulated Value. The portion of your Accumulated Value in the Separate Account will vary depending on the investment performance of the Investment
Divisions to which you allocate your premium. You bear the entire investment risk on amounts allocated to the Investment Divisions. The investment policies and risks of each Underlying Mutual Fund are described in the accompanying prospectuses for the JNL(R) Series Trust and JNL Variable Fund LLC and its Underlying Mutual Funds. The Accumulated Value will also reflect premiums paid, amounts withdrawn, and cost of insurance and other charges.

Not all terms, conditions, benefits, programs, features, and investment options may be available or approved in every state. Please understand that the policy terms will govern the way the policy works and all rights and obligations.

--------------------------------------------------------------------------------

INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THEY ARE NOT DEPOSITS OF ANY BANK OR INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

IT MAY NOT BE ADVANTAGEOUS FOR YOU TO PURCHASE VARIABLE LIFE INSURANCE TO REPLACE YOUR EXISTING INSURANCE COVERAGE OR TO PURCHASE ADDITIONAL VARIABLE LIFE INSURANCE IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE POLICY.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. JACKSON DOES NOT AUTHORIZE ANY
INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS BASED IN THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Jackson intends to rely on newly adopted SEC Rule 12h-7 to the extent it may be determined to be applicable to variable insurance products.

--------------------------------------------------------------------------------

Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit
                      o Not insured by any federal agency
--------------------------------------------------------------------------------


                  THE DATE OF THIS PROSPECTUS IS APRIL 6, 2009

                     (This page intentionally left blank.)

                                TABLE OF CONTENTS

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FEE TABLE...................................................................................................................      3
 Transaction Fees...........................................................................................................      3
 Periodic Charges...........................................................................................................      3
 Optional Rider Charges.....................................................................................................      5
 Charges Assessed Against the Underlying Mutual Funds.......................................................................      6
 Individual Underlying Mutual Fund Company Annual Expenses..................................................................      8

SUMMARY.....................................................................................................................     13
 Description of the Policy and Policy Benefits..............................................................................     13
 Risks of the Policy........................................................................................................     15
 The Underlying Mutual Funds and Associated Risks...........................................................................     17

PURCHASE AND ALLOCATION.....................................................................................................     17
 Purchasing a Policy........................................................................................................     17
 Premiums and Premium Limits................................................................................................     18
 Planned Premium............................................................................................................     18
 Allocation of Premium......................................................................................................     18
 Accumulated Value..........................................................................................................     19
 Accumulation Unit Value....................................................................................................     19
 Transfer of Accumulated Value..............................................................................................     20
 Restrictions on Transfers..................................................................................................     20
 Transfers Authorized by Telephone or the Internet..........................................................................     21
 Dollar Cost Averaging......................................................................................................     21
 Rebalancing................................................................................................................     22

THE SEPARATE ACCOUNT........................................................................................................     22
 The Underlying Mutual Funds................................................................................................     22
 Voting Privileges..........................................................................................................     31
 Additions, Deletions, and Substitutions of Securities......................................................................     32

THE FIXED ACCOUNT...........................................................................................................     32

POLICY BENEFITS AND RIGHTS..................................................................................................     32
 Death Benefit..............................................................................................................     32
 Death Benefit Options......................................................................................................     33
 Minimum Death Benefit......................................................................................................     33
 Changes in Death Benefit Option............................................................................................     34
 Changes in Specified Death Benefit.........................................................................................     35
 Optional Insurance Benefits................................................................................................     35
 Policy Loans...............................................................................................................     38
 Surrenders.................................................................................................................     39
 Partial Surrenders.........................................................................................................     39
 Status of Policy at Attained Age 121.......................................................................................     41
 Termination and Grace Period...............................................................................................     41
 Reinstatement..............................................................................................................     41
 Right to Examine the Policy................................................................................................     42
 Postponement of Payment....................................................................................................     42

CHARGES AND DEDUCTIONS......................................................................................................     42
 Premium Charges............................................................................................................     42
 Asset Based Risk Charge....................................................................................................     43
 Monthly Deduction..........................................................................................................     43
 Cost of Insurance Charge...................................................................................................     43
 Monthly Policy Fee.........................................................................................................     44
 Monthly Administrative Charge..............................................................................................     44
 Transfer Charge............................................................................................................     45
 Illustration Charge........................................................................................................     45
 Re-Underwriting Charge.....................................................................................................     45
 Rider Charges..............................................................................................................     45
 Additional Policy Charges..................................................................................................     45
 Underlying Mutual Fund Expenses............................................................................................     45
 Special Provisions for Group or Sponsored Arrangements.....................................................................     45

GENERAL POLICY PROVISIONS...................................................................................................     45
 Statements to Owners.......................................................................................................     45
 Limit on Right to Contest..................................................................................................     46
 Suicide....................................................................................................................     46
 Misstatement as to Age and Sex.............................................................................................     46
 Beneficiary................................................................................................................     46
 Assignment.................................................................................................................     46
 Creditors' Claims..........................................................................................................     46
 Dividends..................................................................................................................     46
 Notice and Elections.......................................................................................................     46
 Modification...............................................................................................................     46
 Conversion.................................................................................................................     47

FEDERAL TAX CONSIDERATIONS..................................................................................................     47
 Taxation of Jackson and the Separate Account...............................................................................     47
 Jackson Taxation...........................................................................................................     47
 Tax Status of the Policy...................................................................................................     47
 Diversification Requirements...............................................................................................     48
 Owner Control..............................................................................................................     48
 Tax Treatment of Life Insurance Death Benefit Proceeds.....................................................................     48
 Tax Deferral During Accumulation Period....................................................................................     48
 Distributions..............................................................................................................     49
 Policies Which Are MECs....................................................................................................     49
 Policies Which Are Not MECs................................................................................................     49
 Treatment Beyond Attained Age 94...........................................................................................     50
 Actions to Ensure Compliance with the Tax Law..............................................................................     50
 Federal Income Tax Withholding.............................................................................................     50
 Tax Advice.................................................................................................................     50

DESCRIPTION OF JACKSON AND THE SEPARATE ACCOUNT.............................................................................     50
 Jackson National Life Insurance Company....................................................................................     50
 The Separate Account.......................................................................................................     50
 Safekeeping of the Separate Account's Assets...............................................................................     51
 State Regulation of Jackson................................................................................................     51

DISTRIBUTION OF POLICIES....................................................................................................     51

LEGAL PROCEEDINGS...........................................................................................................     53

FINANCIAL STATEMENTS........................................................................................................     53

PRIVACY POLICY..............................................................................................................     53

GLOSSARY OF TERMS...........................................................................................................     55

APPENDIX A..................................................................................................................     58

APPENDIX B..................................................................................................................     58

APPENDIX C..................................................................................................................     63

WHERE YOU CAN FIND MORE INFORMATION.........................................................................................     69


--------------------------------------------------------------------------------
CAPITALIZED TERMS USED IN THIS PROSPECTUS ARE DEFINED WHERE FIRST USED OR IN THE GLOSSARY OF TERMS BEGINNING ON PAGE 55 OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                    FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN
BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE (AND FOOTNOTES)
DESCRIBES THE FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR
SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.
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                                TRANSACTION FEES

CHARGE                                                  WHEN CHARGE IS DEDUCTED             AMOUNT DEDUCTED (1)
-------------------------------------------- ---------------------------------------------- ----------------------------------------
-------------------------------------------- ---------------------------------------------- ----------------------------------------

                                                                                            CUMULATIVE PREMIUMS
Sales Charge                                           When premium is allocated            4.5%     on $100,000 or less
                                                                                            3.5%     on $100,001 - $250,000
                                                                                            2.5%     on $250,001 - $500,000
                                                                                            2%       on $500,001 or more of each
                                                                                            premium in all years 1-10 (2)
-------------------------------------------- ---------------------------------------------- ----------------------------------------

Premium Tax Charge                                     When premium is allocated            2.5% of each premium (3)
-------------------------------------------- ---------------------------------------------- ----------------------------------------
-------------------------------------------- ---------------------------------------------- ----------------------------------------

Federal (DAC) Tax Charge                               When premium is allocated            1.5% of each premium (4)
-------------------------------------------- ---------------------------------------------- ----------------------------------------
-------------------------------------------- ---------------------------------------------- ----------------------------------------

Transfer Charge (5)                                     Each transfer in excess             $25 per transfer
                                                       of 15 in any Policy Year
-------------------------------------------- ---------------------------------------------- ----------------------------------------
-------------------------------------------- ---------------------------------------------- ----------------------------------------

Illustration Charge (6)                       Each in-force illustration in excess of one   $25 per illustration
                                                in any Policy Year
-------------------------------------------- ---------------------------------------------- ----------------------------------------
-------------------------------------------- ---------------------------------------------- ----------------------------------------

Re-Underwriting Fee                           If a transaction under your policy requires   $25 per transaction
                                             underwriting approval after the Commencement
                                             Date
-------------------------------------------- ---------------------------------------------- ----------------------------------------
-------------------------------------------- ---------------------------------------------- ----------------------------------------

Partial Surrender Fee                              When you make a partial surrender        $25 per partial surrender
-------------------------------------------- ---------------------------------------------- ----------------------------------------
-------------------------------------------- ---------------------------------------------- ----------------------------------------

Expedited Delivery Charge (7)                   When you request expedited delivery of      $20 for wire transfers
                                             surrender, partial surrender or loan proceeds  $10 for overnight delivery
                                                                                            $22.50 for Saturday delivery
-------------------------------------------- ---------------------------------------------- ----------------------------------------

(1) The table shows the maximum guaranteed charges, except as otherwise indicated. See "Charges and Deductions" on page 42 for more information about these charges and our current charges.

(2) After your tenth Policy Year, there is no sales charge. In fully surrendering the policy (but not in connection with a 1035 exchange), you may be entitled to a partial return of the sales charge that you paid: during the first Policy Year - up to 3% on your aggregate premium payments; and during the second Policy Year - up to 2.5% on your aggregate premium payments. There is no return of sales charge in subsequent Policy Years.

(3) For state and local taxes. We reserve the right to increase or decrease this charge due to any change in tax law or premium taxes we expect to pay.

(4) Estimated federal income tax treatment of our deferred acquisition costs. We reserve the right to increase or decrease this charge due to any change in tax law.

(5) There are no transfer charges on dollar cost averaging and automatic asset rebalancing.

(6) This charge is not deducted from your Accumulated Value, but must be paid separately by you with each request for an in-force illustration in excess of one per Policy Year.

(7) This charge reflects the expenses we expect to incur for providing expedited delivery of surrender, partial surrender or loan proceeds. We may increase this charge upon prior notice to you to reflect any increase in the expenses we expect to incur for providing this service.



THE SECOND TABLE (AND  FOOTNOTES)  DESCRIBES THE FEES AND EXPENSES THAT YOU WILL
PAY  PERIODICALLY  DURING THE TIME THAT YOU OWN THE POLICY,  NOT  INCLUDING  THE
UNDERLYING MUTUAL FUND FEES AND EXPENSES.
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                                PERIODIC CHARGES

CHARGE                                                 WHEN CHARGE IS DEDUCTED       AMOUNT DEDUCTED (8)
------                                                 -----------------------       -------------------
-------------------------------------------------- --------------------------------- -----------------------------------------------
-------------------------------------------------- --------------------------------- -----------------------------------------------

Cost of Insurance Charge (per $1,000 Net Amount                Monthly
at Risk) (9)

    Maximum and Minimum                                                              Maximum: $83.33 per $1,000
    COI Charge:                                                                      Minimum: $0.015 per $1,000
                                                                                     ($0.06 per $1,000 for policies applied for
                                                                                     BEFORE OCTOBER 6, 2008)

    COI Charge for a 45-year-old                                                     $0.1944 per $1,000
    Male Preferred Nonsmoker                                                         ($0.38 per $1,000 for policies applied for
                                                                                     BEFORE OCTOBER 6, 2008)
-------------------------------------------------- --------------------------------- -----------------------------------------------

Policy Fee                                                     Monthly               $10 per month during Policy Years 1-10 and $8
                                                                                     per month thereafter
-------------------------------------------------- --------------------------------- -----------------------------------------------
-------------------------------------------------- --------------------------------- -----------------------------------------------

Administrative Charge (10)                                     Monthly               Maximum: $0.30
                                                                                     Minimum: $0.05
                                                                                     per month per $1,000 of initial Specified
                                                                                     Death Benefit (or increase in Specified Death
                                                                                     Benefit) for 15 years from the date of issue or
                                                                                     increase, as applicable

                                                                                     $0.01 per month per $1,000 of Specified Death
                                                                                     Benefit thereafter

    Administrative Charge for a 45 year old                                          $0.05 per month per $1,000 during Policy Years
                                                                                     1-15, and $0.01 per month per $1,000 thereafter
-------------------------------------------------- --------------------------------- -----------------------------------------------
-------------------------------------------------- --------------------------------- -----------------------------------------------

Asset Based Risk Charge (11)                                    Daily                1.00% (on an annual basis) in all Years
-------------------------------------------------- --------------------------------- -----------------------------------------------
-------------------------------------------------- --------------------------------- -----------------------------------------------
                            Annually (accrues daily)
Policy Loan Interest Rate (12)                                                       4%
-------------------------------------------------- --------------------------------- -----------------------------------------------
-------------------------------------------------- --------------------------------- -----------------------------------------------

Tax Charge (13)                                                 Daily                Currently: None
-------------------------------------------------- --------------------------------- -----------------------------------------------

(8) The table shows the maximum guaranteed charges, except as otherwise indicated. See "Charges and Deductions" on page 42 for more information about these charges and our current charges.

(9) The cost of insurance varies based on individual characteristics such as the sex, underwriting risk classification and age of the Insured and length of time the policy has been in force. A flat extra charge may apply, which would cover any additional risk with your policy. We determine the cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rates shown in your policy. Our current cost of insurance charge also varies depending on the Specified
     Death Benefit of the Policy. For more information about the calculation of the cost of insurance charges, see "Cost of Insurance Charge" on page 43.

     See "Cost of Insurance  Charge" on page 43 for a description of how the Net
     Amount at Risk is determined.

     The cost of insurance charge amounts in the table above are the policy's minimum and maximum and for a representative Insured, and may not be representative of your cost of insurance charge. For more information about the cost of insurance charge that would apply to your policy, please contact us at the address or telephone number shown on the first page of this prospectus or contact your sales representative.

(10) The administrative charge is based on your age on the Issue Date and your Specified Death Benefit, up to $2 million of Specified Death Benefit.
     During the first 15 Policy Years:

           ISSUE AGE         $ PER $1,000     ISSUE AGE     $ PER $1,000
           ---------         ------------     ---------     ------------
              0-49               0.050          80-85          0.200
             50-54               0.055           86            0.220
             55-59               0.060           87            0.240
             60-64               0.070           88            0.260
             65-69               0.085           89            0.280
             70-74               0.095           90            0.300

     Thereafter,  the administrative charge is $0.01 per $1,000 of your first $2 million of Specified  Death  Benefit,  regardless  of your age on the Issue
     Date.   The  minimum  and   maximum   administrative   amounts  are  for  a
     representative  Owner  and  may  not be  representative  of  your  policy's administrative charge.

(11) This is the maximum  guaranteed  Asset Based Risk  Charge.  The Asset Based
     Risk Charge, on the value of your Investment Divisions allocations, decreases over time, currently: 0.85% per annum through your tenth Policy
     Year; and 0.05% per annum thereafter through your 20th Policy Year. There is no Asset -Based Risk Charge in subsequent Policy years. For information regarding our current charges, see "Asset Based Risk Charge" on page 43.
     Policies applied for BEFORE OCTOBER 6, 2008 referred to this charge as the mortality and expense risk charge.

(12) A loan against your policy accrues interest daily at an annual simple interest rate of 4% during your first through fifth Policy Years and 3% thereafter. To secure a loan's repayment, we require that a corresponding amount of Accumulated Value be transferred to the Loan Account. On the Loan
     Account balance, we will credit interest that compounds daily at an annual effective interest rate of 3%. (At the same time, however, you forgo the performance of the Investment Divisions and the amount of interest we credit to the Fixed Account while your loan remains outstanding.)

(13) We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if, in our sole discretion, we determine that we will incur a tax from the operation of the Separate Account.

CURRENTLY,  WE ARE OFFERING THE FOLLOWING  OPTIONAL RIDERS.  THE CHARGES FOR THE
RIDER YOU SELECT ARE DEDUCTED MONTHLY FROM YOUR ACCUMULATED VALUE AS PART OF THE
MONTHLY DEDUCTION.  YOU MAY NOT BE ELIGIBLE FOR ALL OPTIONAL RIDERS SHOWN BELOW.
THE BENEFITS  PROVIDED  UNDER EACH RIDER ARE  SUMMARIZED IN "OPTIONAL  INSURANCE
BENEFITS" BEGINNING ON PAGE 35.

                             OPTIONAL RIDER CHARGES

OPTIONAL BENEFIT                                   WHEN CHARGE IS DEDUCTED      AMOUNT DEDUCTED (14)
----------------                                   -----------------------      --------------------

----------------------------------------------- ------------------------------- ----------------------------------------------------
----------------------------------------------- ------------------------------- ----------------------------------------------------
Terminal Illness Benefit Rider (15)                       No Charge             None

----------------------------------------------- ------------------------------- ----------------------------------------------------
----------------------------------------------- ------------------------------- ----------------------------------------------------
Guaranteed Death Benefit   (GDB) Rider (15)               No Charge             None

----------------------------------------------- ------------------------------- ----------------------------------------------------
----------------------------------------------- ------------------------------- ----------------------------------------------------
Overloan Protection Benefit Rider (15)                    No Charge             None

----------------------------------------------- ------------------------------- ----------------------------------------------------
----------------------------------------------- ------------------------------- ----------------------------------------------------
Waiver of Monthly Deductions                               Monthly              Maximum: $36.00 per $100 of Monthly Deduction
                                                                                Minimum: $3.00 per $100 of Monthly Deduction


----------------------------------------------- ------------------------------- ----------------------------------------------------
----------------------------------------------- ------------------------------- ----------------------------------------------------
Waiver of Specified Premium                                Monthly              Maximum: $0.11 per $1 of Monthly Specified Premium
                                                                                Minimum: $0.03 per $1 of Monthly Specified Premium


----------------------------------------------- ------------------------------- ----------------------------------------------------
----------------------------------------------- ------------------------------- ----------------------------------------------------
Other Insured Term Insurance Rider (per                    Monthly
$1,000 of Rider Coverage) (16)

   Maximum and Minimum COI Charge                                               Maximum: $83.33 per $1,000
                                                                                Minimum: $0.015 per $1,000
                                                                                ($0.06 per $1,000 for policies applied for BEFORE
                                                                                OCTOBER 6, 2008)

   COI Charge for a 45 year old Male                                            $0.1944 per $1,000
   Preferred Nonsmoker                                                          ($0.38 per $1,000 for policies applied for BEFORE
                                                                                OCTOBER 6, 2008)

   Monthly Administrative Charge                           Monthly              $0.07 per $1,000 of Death Benefit (charged only in
                                                                                year 1)
----------------------------------------------- ------------------------------- ----------------------------------------------------
----------------------------------------------- ------------------------------- ----------------------------------------------------

Protector Term Insurance Rider                             Monthly
(No longer offered AS OF NOVEMBER 3, 2008)
                   ----------------------


   Maximum and Maximum Cost of Insurance
   Charge (per $1,000 of Rider Coverage) (16)                                   Maximum: $71.86 per $1,000
                                                                                Minimum: $0.04 per $1,000

   Cost of Insurance Charge for a 45 year old                                   $0.31 per $1,000
   Male Preferred Nonsmoker (30 year term)(16)

----------------------------------------------- ------------------------------- ----------------------------------------------------
----------------------------------------------- ------------------------------- ----------------------------------------------------
Child Insurance Rider                                      Monthly             $2.08 per $5,000 of coverage ($25 on an annual basis)


(14) The table shows the maximum guaranteed charges, except as otherwise indicated. See "Charges and Deductions" on page 42 for more information about these charges and our current charges.



(15) There is no additional cost for this rider, which is added automatically to a qualifying policy at the time of application (in states where available).

(16) The cost of insurance varies based on individual characteristics such as the sex, underwriting risk classification and age of the Insured and length of time the policy has been in force. We determine the current cost of insurance rates, but we guarantee that we will never charge you higher cost of insurance rates than the guaranteed rates shown in the your policy. Our current cost of insurance charge also varies depending on the rider death benefit. The cost of insurance charge amounts in the table above are the policy's minimum and maximum and for a representative Insured, and may not be representative of your cost of insurance charge. For more information about the cost of insurance charge that would apply to your policy, please contact us at the address or telephone number shown on the first page of this prospectus or contact your sales representative.


THE FOLLOWING TABLE DESCRIBES  UNDERLYING MUTUAL FUND FEES AND EXPENSES THAT YOU
WILL PAY PERIODICALLY  DURING THE TIME THAT YOU OWN THE POLICY.  THE TABLE SHOWS
THE MINIMUM  AND  MAXIMUM  FEES AND  EXPENSES  CHARGED BY ANY OF THE  UNDERLYING
MUTUAL FUNDS.  MORE DETAIL  CONCERNING  EACH  UNDERLYING  MUTUAL FUND'S FEES AND
EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND.

                                CHARGES ASSESSED
                       AGAINST THE UNDERLYING MUTUAL FUNDS


Total Annual Underlying  Mutual Fund Operating  Expenses (17) (expenses that are
deducted  from  Underlying   Mutual  Fund  assets,   including   management  and
administrative fees, 12b-1 service fees and other expenses)

                        MAXIMUM           MINIMUM

                          2.43%             0.37%


(17) The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2008 for the Underlying Mutual Funds in which the Separate Account invests.


The Underlying Mutual Funds' expenses are assessed at the Underlying Mutual Fund level and are not direct charges against the Investment Division or the Accumulated Value. These expenses are taken into account in computing each Underlying Mutual Fund's per share net asset value, which in turn is used to compute the corresponding Investment Division's Accumulated Value.

Each Investment Division purchases shares of the corresponding Underlying Mutual
Fund at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Underlying
Mutual Fund. The advisory fees and other expenses are not fixed or specified under the terms of the policy and they may vary from year to year. Each
Investment Division invests in Class B shares of the Underlying Mutual Fund. For each Investment Division, the fees and expenses of the Underlying Mutual Fund shown in this prospectus reflect the fees and expenses of the class of shares in which the Investment Division invests.


THE  FIGURES IN THE  FOLLOWING  TABLE  SHOW  EXPENSE  RATIOS FOR THE  INDIVIDUAL
UNDERLYING  MUTUAL  FUNDS FOR THE YEAR ENDED  DECEMBER  31,  2008,  EXCEPT WHERE
OTHERWISE NOTED.

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----------------------------------------------------- ------------------ ---------------- ------------ ------------- ---------------


           INDIVIDUAL UNDERLYING MUTUAL FUND
                COMPANY ANNUAL EXPENSES

        (AS A PERCENTAGE OF AVERAGE NET ASSETS)                                                              ACQUIRED    OTAL ANNUAL
                                                                                                            FUND FEES     UNDERLYING
                       FUND NAME                           MANAGEMENT AND     SERVICE (12 B      OTHER         AND       MUTUAL FUND
                                                             ADMIN FEE A         -1) FEE      EXPENSES B    EXPENSES C      EXPENSES

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/AIM Global Real Estate                                    0.86%E             0.00%            0.01%        0.01%         0.88%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/AIM International Growth                                  0.82%              0.00%            0.01%        0.04%         0.87%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/AIM Large Cap Growth                                      0.77%              0.00%            0.00%        0.01%         0.78%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/AIM Small Cap Growth                                      0.95%              0.00%            0.01%        0.01%         0.97%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Capital Guardian Global Balanced                          0.80%              0.00%            0.01%        0.01%         0.82%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Capital Guardian Global Diversified Research              0.88%              0.00%            0.01%        0.01%         0.90%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Capital Guardian International Small Cap                  1.10%              0.00%            0.01%        0.03%         1.14%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Capital Guardian U.S. Growth Equity                       0.78%              0.00%            0.01%        0.01%         0.80%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Credit Suisse Global Natural Resources                    0.83%              0.00%            0.01%        0.01%         0.85%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Credit Suisse Long/Short                                  0.95%E             0.00%            0.41%D       0.01%         1.37%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Eagle Core Equity                                         0.75%              0.00%            0.01%        0.01%         0.77%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Eagle SmallCap Equity                                     0.82%              0.00%            0.01%        0.01%         0.84%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Franklin Templeton Global Growth                          0.90%              0.00%            0.01%        0.01%         0.92%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Franklin Templeton Income                                 0.79%              0.00%            0.01%        0.01%         0.81%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Franklin Templeton Mutual Shares                          0.85%              0.00%            0.03%D       0.01%         0.89%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Franklin Templeton Small Cap Value                        0.95%              0.00%            0.01%        0.01%         0.97%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Goldman Sachs Core Plus Bond                              0.69%              0.00%            0.01%        0.01%         0.71%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Goldman Sachs Emerging Markets Debt                       0.90%              0.00%            0.01%        0.07%         0.98%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Goldman Sachs Mid Cap Value                               0.83%              0.00%            0.01%        0.01%         0.85%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Goldman Sachs Short Duration Bond                         0.54%              0.00%            0.00%        0.02%         0.56%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/JPMorgan International Value                              0.81%              0.00%            0.00%        0.00%         0.81%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/JPMorgan MidCap Growth                                    0.80%              0.00%            0.02%        0.01%         0.83%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/JPMorgan U.S. Government & Quality Bond                   0.55%              0.00%            0.01%        0.02%         0.58%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Lazard Emerging Markets                                   1.06%              0.00%            0.02%        0.01%         1.09%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Lazard Mid Cap Equity                                     0.82%              0.00%            0.00%        0.01%         0.83%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/M&G Global Basics                                         1.00%              0.00%            0.04%        0.03%         1.07%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/M&G Global Leaders                                        1.00%              0.00%            0.03%        0.03%         1.06%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management European 30                     0.57%              0.00%            0.07%        0.02%         0.66%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management Pacific Rim 30                  0.57%              0.00%            0.05%        0.02%         0.64%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management S&P 500 Index                   0.38%              0.00%            0.02%        0.01%         0.41%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management S&P 400 MidCap Index            0.39%              0.00%            0.02%        0.00%         0.41%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management Small Cap Index                 0.39%              0.00%            0.02%        0.00%         0.41%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management International Index             0.44%              0.00%            0.01%        0.00%         0.45%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management Bond Index                      0.40%              0.00%            0.01%        0.00%         0.41%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Oppenheimer Global Growth                                 0.84%              0.00%            0.02%        0.00%         0.86%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/PAM Asia ex-Japan                                         1.05%E             0.00%            0.01%        0.05%         1.11%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/PAM China-India                                           1.10%E             0.00%            0.08%        0.08%         1.26%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/PIMCO Real Return                                         0.60%              0.00%            0.01%        0.00%         0.61%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/PIMCO Total Return Bond                                   0.60%              0.00%            0.01%        0.00%         0.61%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/PPM America Core Equity                                   0.75%              0.00%            0.01%        0.00%         0.76%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/PPM America High Yield Bond                               0.58%              0.00%            0.01%        0.03%         0.62%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/PPM America Mid Cap Value Fund                            0.85%              0.00%            0.01%        0.02%         0.88%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/PPM America Small Cap Value Fund                          0.85%              0.00%            0.01%        0.02%         0.88%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/PPM America Value Equity                                  0.65%              0.00%            0.01%        0.00%         0.66%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Red Rocks Listed Private Equity                           1.00%              0.00%            0.02%        1.41%         2.43%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Select Balanced                                           0.57%              0.00%            0.01%        0.01%         0.59%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Select Money Market                                       0.36%              0.00%            0.01%        0.00%         0.37%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Select Value                                              0.63%              0.00%            0.00%        0.01%         0.64%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/T. Rowe Price Established Growth                          0.69%              0.00%            0.01%        0.01%         0.71%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/T. Rowe Price Mid-Cap Growth                              0.81%              0.00%            0.01%        0.02%         0.84%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/T. Rowe Price Value                                       0.75%              0.00%            0.01%        0.01%         0.77%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/S&P Competitive Advantage                                 0.50%              0.00%            0.01%        0.00%         0.51%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/S&P Dividend Income & Growth                              0.50%              0.00%            0.01%        0.00%         0.51%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/S&P Intrinsic Value                                       0.50%              0.00%            0.01%        0.00%         0.51%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/S&P Total Yield                                           0.50%              0.00%            0.01%        0.01%         0.52%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management Nasdaq(R) 25                    0.48%E             0.00%            0.05%        0.00%         0.53%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management Value Line(R) 30                0.43%              0.00%            0.16%        0.00%         0.59%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management DowSM Dividend                  0.44%E             0.00%            0.03%        0.00%         0.47%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management S&P(R) 24                       0.49%E             0.00%            0.02%        0.00%         0.51%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management 25                              0.44%              0.00%            0.01%        0.00%         0.45%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management Select Small-Cap                0.44%              0.00%            0.01%        0.00%         0.45%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management JNL 5                           0.42%              0.00%            0.02%        0.00%         0.44%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management VIP                             0.44%E             0.00%            0.04%        0.00%         0.48%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management JNL Optimized 5                 0.44%              0.00%            0.06%        0.00%         0.50%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management S&P(R) SMid 60                  0.49%E             0.00%            0.01%        0.01%         0.51%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management NYSE(R) International 25        0.53%E             0.00%            0.05%        0.00%         0.58%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management Communications Sector           0.49%E             0.00%            0.04%        0.00%         0.53%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management Consumer Brands Sector          0.49%E             0.00%            0.03%        0.00%         0.52%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management Financial Sector                0.48%E             0.00%            0.03%        0.00%         0.51%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management Healthcare Sector               0.46%E             0.00%            0.03%        0.00%         0.49%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management Oil & Gas Sector                0.44%              0.00%            0.03%        0.00%         0.47%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------
--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------

JNL/Mellon Capital Management Technology Sector               0.48%E             0.00%            0.03%        0.00%         0.51%

--------------------------------------------------------- ------------------ ---------------- ------------ ------------- -----------



A    Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,   the
     Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

     The JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/Capital Guardian International Small Cap Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund pay an administrative fee of 0.15%.

     The JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

     All other Funds pay an administrative fee of 0.10%.

     The Management and Administrative Fee and the Total Annual Underlying Mutual Fund Expenses columns in this table reflect the inclusion of the applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, and the fees and expenses of the disinterested
     Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C Acquired fund fees and expenses represent each Fund's pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For the period ended December 31, 2008, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund and JNL/Franklin Templeton Mutual Shares Fund was 0.40% and 0.01%, respectively.

E    The management/administrative fee reflects a contract amendment.

                                    SUMMARY

                 DESCRIPTION OF THE POLICY AND POLICY BENEFITS

1. WHAT IS An Individual FLEXIBLE PREMIUM Adjustable VARIABLE LIFE INSURANCE POLICY*

     Your policy is designed to be flexible to meet your specific life insurance needs. Your policy has a Death Benefit, Accumulated Value and other features of life insurance providing fixed benefits. Your policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much premium you want to pay. Your policy is a "variable" policy because the Accumulated Value varies according to the investment performance of the Investment Divisions to which you have allocated your premiums. The policy provides you with an opportunity to take advantage of any increase in your Accumulated Value but you also bear the risk of any decrease.

2.   WHAT ARE THE PREMIUMS FOR THIS POLICY*

     You have considerable flexibility as to the timing and amount of your premiums. You must pay an initial premium to place the policy in force. Thereafter, you may pay additional premiums when and in such amounts as you choose, subject to certain restrictions. See "Purchase and Allocation" on page 17 for further details. However, your policy may lapse and terminate without value if you do not pay sufficient premiums to keep the policy in force. For more information, see "Can my Policy Lapse*" on page 15.

     We will not accept any premium that would increase our Net Amount at Risk under your policy, unless you provide us with evidence of insurability satisfactory to us. In addition, we will not accept any premium that would cause your policy to lose its status as a life insurance contract under the Internal Revenue Code of 1986, as amended (the "Code"), unless you also request an increase in the Specified Death Benefit that we approve. We also will not accept any premium that would cause your policy to be deemed a "modified endowment contract" under the Code, without your written consent or acknowledgement.

3.   WHAT IS THE GUARANTEED DEATH BENEFIT (GDB) RIDER*

     The GDB Rider helps to keep your policy in force for the duration of the rider, if you meet its premium requirement, notwithstanding the Accumulated Value. The premium requirement is met if, on each Monthly Anniversary, the total premiums paid, less Debt and less partial surrenders, are equal to or exceed the sum of the Qualifying Monthly Premium Amounts for the period from the Policy Date to the relevant Monthly Anniversary, or to the Insured's Attained Age 121, if earlier. For policies with Day 1 Loans, "total premiums" include the actual premiums received plus the amount of the loan. The GDB Rider automatically attaches to a policy that qualifies at the time of application, and the benefit lasts for the greater of 20 years or until the Insured turns age 65. This rider is available only with Death Benefit Options A and B. For more information about this rider, see "Guaranteed Death Benefit (GDB) Rider" on page 37.

4.   HOW IS MY ACCUMULATED VALUE DETERMINED*

     Your Accumulated Value is the sum of the values of your interests in the Investment Divisions of the Separate Account, plus the values in the Fixed Account and Loan Account. Your Accumulated Value depends on the investment performance of the Investment Divisions and the amount of interest we credit to the Fixed Account and Loan Account, as well as the Net Premiums paid, partial surrenders, and charges assessed. We have summarized the charges imposed under the policy in "Fee Table" and described them in more detail in "Charges and Deductions" on page 42. We do not guarantee a minimum Accumulated Value on amounts allocated to the Separate Account. For more information about your Accumulated Value, see "Accumulated Value" on page 19.

5.   HOW ARE MY PREMIUMS ALLOCATED*

     Before your premiums are allocated to the Accumulated Value, we deduct a Sales Charge, a Premium Tax Charge, and a Federal (DAC) Tax Charge (collectively "Premium Charges"). For more detail, see the Fee Table on page 3 and "Charges and Deductions" on page 42. The amount remaining after the deduction of the Premium Charges is called the Net Premium.

     When you apply for the policy, you must specify in your application how to allocate your Net Premiums on a percentage basis. You may change your allocation instructions at any time by writing to us at the address on the first page of this prospectus.

     We will generally allocate your initial Net Premiums to the Fixed Account on the Commencement Date. Following the Commencement Date, amounts designated for the Fixed Account will remain in the Fixed Account until otherwise instructed by you, while amounts designated for the Investment Divisions will be reallocated in accordance with your then current allocation instructions on the Allocation Date. The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy. Thus, for example, if the Right to Examine Period is 10 days, the Allocation Date is generally 15 days after the Commencement Date. See "Right to Examine the Policy" on page 42 for more information about the Right to Examine Period. For amounts allocated to the Fixed Account prior to the Allocation Date, we may credit a different interest rate on amounts designated for the Fixed Account than on amounts designated for the Investment Divisions. We do not credit any interest or earnings on premiums we receive before the Commencement Date.

     After the Allocation Date, we generally allocate your Net Premiums to the Investment Divisions and the Fixed Account as of the date we receive your premiums at our Service Center. However, we reserve the right to delay the allocation of any Net Premium that requires underwriting. We allocate any subsequent Net Premium to the allocation options most recently elected by you and on file with us. See "Allocation of Premium" on page 18 for more information about how your premiums are allocated.

6. MAY I TRANSFER ACCUMULATED VALUE AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT*

     You may transfer Accumulated Value among Investment Divisions and to the Fixed Account at any time, subject to certain restrictions. Regarding the transfer restrictions, see "Transfer of Accumulated Value" and "Restrictions on Transfers" beginning on page 20.

     In  addition,   you  may  use  our  automatic  dollar  cost  averaging  and rebalancing programs. For additional information, please see "Dollar Cost Averaging" on page 21 and "Rebalancing" on page 22.

7.   WHAT ARE THE DEATH BENEFIT OPTIONS*

     We will pay the Death Benefit Proceeds to the beneficiary upon the death of the Insured. The policy provides for three Death Benefit options. Under Option A, the Death Benefit is equal to the greater of the Specified Death Benefit and the Minimum Death Benefit. Under Option B, the Death Benefit equals the greater of the Specified Death Benefit plus the Accumulated Value, and the Minimum Death Benefit. Under Option C, the Death Benefit equals the greater of (a) the Specified Death Benefit plus the greater of
     (i) the cumulative amount of all premiums paid minus total partial surrenders and (ii) zero and (b) the Minimum Death Benefit.


     Policies applied for FROM OCTOBER 6, 2008 THROUGH NOVEMBER 2, 2008 may have elected an optional Protector Term Insurance Rider that provides additional coverage on the policy's Insured. The costs and terms of the coverage under this rider are significantly different than the coverage that is provided under the base policy. If your policy has such a rider, please refer to "Protector Term Insurance Rider" on page 37 for further information.

     You must choose one of the Death Benefit options when you apply for a policy. You may change your policy's Death Benefit option while the Insured is alive, subject to our approval and certain restrictions. We reserve the right to limit or refuse changes to the Death Benefit options. For additional information, please see "Death Benefit Options" on page 33.

8.   HOW IS THE DEATH BENEFIT PAID*

     If the Insured dies while the policy is in force, we pay the Death Benefit Proceeds to your beneficiary. The Death Benefit Proceeds equal the Death Benefit (based on the Death Benefit option then in effect), plus any additional rider benefits payable upon the Insured's death, less any amounts you owe us (including any outstanding Debt and unpaid policy charges). We determine the amount of the Death Benefit Proceeds as of the end of the Valuation Period during which we receive due proof of death. We usually pay the Death Benefit Proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. Until due proof of death is received, any amount in the Separate Account will be subject to investment risk. For additional information, please see "Death Benefit" on page 32.

9.   CAN I INCREASE OR DECREASE MY POLICY'S SPECIFIED DEATH BENEFIT*

     Yes, you have considerable flexibility to increase or decrease your policy's Specified Death Benefit. Your Specified Death Benefit can remain level for the life of your policy or change on Policy Anniversaries, subject to certain limitations. After your first Policy Year, you may request to change your Specified Death Benefit. You are permitted only one change per Policy Year. Your written request must be for at least $10,000. If you request an increase, you must provide evidence of insurability satisfactory to us. An increase in the Specified Death Benefit increases the charges deducted from your Accumulated Value. You may not decrease any Specified Death Benefit below the minimum Specified Death Benefit shown in your policy. The minimum is $100,000 for all policies. We reserve the right to limit or refuse changes in the Specified Death Benefit. For more detail, including the conditions and limitations, see "Changes in Specified Death Benefit" on page 35. In addition, modifying your policy's Specified Death Benefit might have tax ramifications. For additional information, please see "Federal Tax Considerations" on page 47.

10.  DO I HAVE ACCESS TO THE VALUE OF MY POLICY*

     Yes. You may surrender your policy at any time for the Cash Surrender Value. If you request a full surrender between the expiration of the Right to Examine Period and the Allocation Date, we will refund the premium less any partial surrenders or policy loans, if that amount is greater than the Cash Surrender Value.

     We also currently permit you to take up to twelve partial surrenders per Policy Year (six partial surrenders per Policy Year in Maryland), after the first Policy Year. The total partial surrender amount deducted from your Accumulated Value will consist of the amount payable to you, a flat fee of $25 and taxes. The total partial surrender amount must be at least $500. Other restrictions may apply. For more information, see "What are the Limitations on Partial Surrender*" on page 16 and "Partial Surrenders" on page 39. A full or partial surrender may have tax consequences. For more information, see "Federal Tax Considerations" beginning on page 47.

11.  MAY I TAKE OUT A POLICY LOAN*

     Yes, you may borrow money from us using the policy as the only security for your loan, subject to limitations. To secure a loan's repayment, we automatically transfer a corresponding amount of Accumulated Value to the Loan Account. Day 1 Loans are also available. For more information, see "Policy Loans" on page 38. Policy loans may have tax consequences if your policy is deemed to be a "modified endowment contract" for federal income tax purposes. For more information, see "Policies Which Are MECs" on page 49.

12.  CAN I CANCEL MY POLICY*

     In most states, you may cancel your policy by returning it to us within ten days after you receive it. The Right to Examine Period may be longer (i) in some states, (ii) if you acquire your policy as a replacement for another insurance policy, or (iii) if you are a senior citizen. If you return your policy during the Right to Examine Period, the policy terminates and we will refund your premium, less any partial surrender and any policy loans. In some states, however, we will return the Accumulated Value plus fees and charges. For more information, see "Right to Examine the Policy," on page
     42. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the right to examine the policy period, unless we are specifically directed to allocate the premiums to the Investment Divisions. If the policy's Cash Surrender Value is higher than the amount otherwise described in this paragraph as being payable upon return of the policy pursuant to the right to examine, we will pay that higher amount instead.

                              RISKS OF THE POLICY

1.   IS MY ACCUMULATED VALUE GUARANTEED*

     Your Accumulated Value is not guaranteed. (However, the payment of the Death Benefit may be guaranteed under the GDB Rider, assuming that you meet certain conditions.) The value of your policy fluctuates with the performance of the allocation options you choose. Your allocation options may not perform to your expectations. Your Accumulated Values in the Investment Divisions may rise or fall depending on the performance of the Underlying Mutual Funds in which the Investment Divisions invest and the charges under your policy. For more detail, please see "The Underlying Mutual Funds and Associated Risks" on page 17 and "The Separate Account" on page 22. In addition, a guarantee with respect to interest rate applies only to the Fixed Account allocation option.

2.   IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS*

     The policy is designed for long term financial planning. Accordingly, you should not purchase the policy if you may need to access the Accumulated Value within a short time. Because the policy is designed to provide benefits on a long-term basis, before purchasing a policy for a specialized purpose, you should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered.

3.   CAN MY POLICY LAPSE*

     Your policy could lapse and terminate without value if the Net Accumulated Value becomes too low to support the policy's monthly charges, unless the GDB Rider is in effect. If your Accumulated Value is too low to keep your policy in force you will have at least a 61-day Grace Period to pay additional amounts to prevent your policy from terminating. We will notify you in writing. See "Termination and Grace Period" on page 41. If you have any outstanding Debt when your policy lapses, you may have taxable income as a result. See "Federal Tax Considerations" on page 47. Poor investment performance may cause your policy to lapse. Policy loans or partial surrenders also increase the risk that your policy may lapse because they have the effect of reducing the Net Accumulated Value.

4.   ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY*

     Because the policy provides for an accumulation of Accumulated Values as well as a Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the policy in part for such purposes may involve certain risks. For example, if the investment performance of the Investment Divisions is poorer than expected or if sufficient premiums are not paid, the policy may lapse or may not accumulate sufficient Accumulated Value to fund the purpose for which you purchased the policy. Partial surrenders and policy loans may significantly affect current and future Accumulated Values, the Net Accumulated Value or Death Benefit Proceeds. The policy is designed to provide benefits on a long-term basis. Before purchasing a policy for a specialized purpose, you should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered. In addition, using a policy for a specialized purpose may have tax consequences. See "Federal Tax Considerations" on page 47.

5.   WHAT ARE THE LIMITATIONS ON PARTIAL SURRENDER*

     You may not take a partial surrender in the first Policy Year. After the first Policy Year, you may take no more than twelve partial surrenders per Policy Year (six partial surrenders per Policy Year in Maryland). We reserve the right to increase or decrease the number of partial surrenders you may take in a Policy Year. The minimum total partial surrender amount is $500, including a $25 partial surrender fee and any applicable taxes. A partial surrender will reduce your Net Accumulated Value and may reduce your Specified Death Benefit. We will not permit a partial surrender that would reduce the Net Accumulated Value to an amount less than or equal to the amount needed for the next three Monthly Deductions or if it would reduce any Specified Death Benefit below the minimum Specified Death
     Benefit shown in your policy. If your partial surrender request would reduce your Net Accumulated Value below that limit, we will either reject the request or allow you to surrender your policy, thereby ending your coverage. Please note that partial surrenders reduce your policy's Death Benefit. See "Partial Surrenders" on page 39. In addition, partial surrenders may have tax consequences. See "Federal Tax Considerations" on page 47.

6.   WHAT ARE THE LIMITATIONS ON TRANSFER*

     Each transfer in excess of 15 in a Policy Year will incur a transfer charge of $25, excluding Allocation Date transfers and transfers due to dollar cost averaging or rebalancing programs. We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. See "Transfer of Accumulated Value" and "Restrictions on Transfers" beginning on page 20.

7.   WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY*

     You may surrender your policy at any time without charge, subject to any outstanding Debt. Surrendering your policy may have tax consequences. See "Federal Tax Considerations" on page 47.

8.   WHAT ARE THE RISKS OF TAKING A POLICY LOAN*

     Taking a loan from your policy may increase the risk that your policy will lapse. The loan will have a permanent effect on your Accumulated Value and will reduce the Death Benefit Proceeds. In addition, if your policy is a modified endowment contract for federal income tax purposes, taking a policy loan may have tax consequences. See "Policies Which Are MECs" on page 49.

9.   WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY*

     Your policy is structured to meet the definition of a life insurance contract under the Code. We may need to limit the amount of premiums you pay under the policy to ensure that your policy continues to meet that definition. We will not accept any premium that would cause your policy not to qualify as a life insurance contract under the Code.

     Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Accumulated Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial surrenders only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or partial surrender in excess of premiums paid are treated as ordinary income. The benefits under a policy may also be subject to taxes other than income taxes, including estate taxes.

     Special rules govern the tax treatment of life insurance policies that meet the federal definition of a "modified endowment contract." Depending on the amount and timing of your premiums, your policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Partial surrenders and policy loans, however, are treated differently. For more information on the tax treatment of the policy, see "Federal Tax Considerations" on page 47.

               THE UNDERLYING MUTUAL FUNDS AND ASSOCIATED RISKS

1.   WHAT IS AN UNDERLYING MUTUAL FUND*

     Each of the Investment Divisions invests in shares of one of the Underlying Mutual Funds. Each Underlying Mutual Fund is a separate investment series of an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Underlying Mutual Fund holds its assets separate from the assets of the other Underlying Mutual Funds, and each Underlying Mutual Fund has its own distinct investment objective and policies, which are described in the accompanying prospectuses for the Underlying Mutual Funds. Each Underlying Mutual Fund operates as a separate investment fund, and the income, gains and losses of one Underlying Mutual Fund generally have no effect on the investment performance of any other. The Underlying Mutual Funds in which the Investment Divisions currently invest are set forth in this prospectus. Some of the Investment Divisions described in this prospectus may not be available under your policy. For more information about the Underlying Mutual Funds, please see "The Underlying Mutual Funds" on page 22.

2.   WHAT ARE THE RISKS OF THE UNDERLYING MUTUAL FUNDS*

     We do not promise that the Underlying Mutual Funds will meet their investment objectives. Amounts you have allocated to the Investment Divisions may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Underlying Mutual Funds in which those Investment Divisions invest. You bear the investment risk that those Underlying Mutual Funds possibly will not meet their investment objectives. A description of each Underlying Mutual Fund's investment policies and a comprehensive statement of each Underlying Mutual Fund's risks may be found in its prospectus. For additional information, please see "The Underlying Mutual Funds" on page 22.

3.   HOW CAN I LEARN MORE ABOUT THE UNDERLYING MUTUAL FUNDS*

     You should read the Underlying Mutual Funds' current prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks before making an allocation or transfer.

                            PURCHASE AND ALLOCATION

PURCHASING A POLICY. You may apply to purchase a policy by submitting a written application to us through an authorized sales representative. We will not issue a policy to insure people who are older than age 90. The minimum Specified Death Benefit is $100,000. Before we issue a policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any reason. Your policy may differ from the general description in this prospectus because we need to comply with differences in applicable state law. Variations from the information appearing in this prospectus due to individual state requirements are described in supplements that are attached to this prospectus or in endorsements to the policy, as appropriate.

In general, we will issue your policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your policy in force, coverage under your policy will not commence until all requirements are met. An example of an outstanding requirement is an amendment to your policy that requires your signature. We commence coverage of the Insured under the policy on the Policy Date, which generally is the later of (i) the Issue Date, (ii) the date on which we receive your first premium or (iii) the date that all requirements have been met or a date mutually agreed upon by us and the Owner. We will permit you to backdate the Policy Date of your policy up to six months before the Issue Date to save age. Backdating to save age can be advantageous because age is an individual characteristic that causes the cost of insurance charge to vary. You may be able to reduce the amount of your cost of insurance charge in backdating the Policy Date. At the same time, however, this increases the number of times the cost of insurance charge will have been deducted since the backdated Policy Date, which will reduce the value of your initial allocations. You should consult your sales representative for more information as to whether backdating to save age would be appropriate for you. The Policy Date determines Monthly Deduction days, Policy Months and Policy Years. If your Monthly Anniversary date is not a business day, the Monthly Deduction will occur on the next business day and will have an effective date equal to the Monthly Anniversary date.

If you pay a premium with your application, and your initial requested Specified Death Benefit is less than $500,000, we will offer the Insured temporary conditional insurance coverage during the underwriting process, subject to conditions. Some of the conditions include the following: all answers in materials submitted must be true, complete and accurate and you must never have been treated for, diagnosed with, or tested positive for a number of conditions. This temporary conditional insurance coverage is limited to $500,000 (less in some states, for example $25,000 in Kansas) or the initial Specified Death Benefit applied for, whichever is less.

If we approve your application, we will begin to deduct policy charges as of the Policy Date. If we reject your application, we will not issue you a policy. We will return any premium you have paid, adding interest if, as, and at the rate, required in your state. We will not subtract any policy charges from the amount we refund to you.

PREMIUMS AND PREMIUM LIMITS. To place your policy in force, you generally must pay an initial premium. As described in "Planned Premium" below, we will send a notice prior to the planned premium date if you tell us that you plan to pay quarterly, semi-annually or annually. You may also pay premiums monthly or quarterly, including your initial premium, through EFT (Electronic Fund Transfers).

In general, you may pay additional premium at any time, and in any amount, as long as your premium would not cause your policy to lose its life insurance status under the Code, as explained in "Federal Tax Considerations" beginning on page 47. Premiums must be sent to us at the address on the first page. Unless you request otherwise in writing, while your policy has an outstanding loan, we treat all payments received as new premium, except those received after interest is billed and before the Policy Anniversary. We may require satisfactory evidence of insurability before accepting any premiums that would increase the Net Amount at Risk. We reserve the right to refuse any premium payment less than $25 or limit the amount of premium payments.

Your policy is subject to premium payment maximums if you do not want your policy to become a "modified endowment contract" (MEC) under the Code as explained in "Federal Tax Considerations." Your policy may also be subject to premium payment maximums depending on the tax test you choose to be sure your policy satisfies the definition of a life insurance contract under the Code. You may choose either the Guideline Premium and Cash Value Corridor Test or the Cash Value Accumulation Test as your irrevocable tax test. The Cash Value Accumulation test does not impose a premium limitation. The Guideline Premium and Cash Value Corridor Test does not allow cumulative premium payments in excess of the Guideline Premium limitation. For more information, see "Death Benefit Options" on page 33 and "Federal Tax Considerations" on page 47.

We will monitor your premium payments and other policy transactions and notify you of potential adverse tax consequences. Any premium we receive more than 15 days prior to a Policy Anniversary in excess of your policy's maximums will be automatically returned to you. With your consent, we will hold any premium payments in excess of your policy's maximums received less than 15 days prior to a Policy Anniversary. We will not credit interest on a held premium payment, which will be deemed paid into your policy on the next Policy Anniversary for all calculations under the policy. If the held premium is in excess of your policy's maximums on the next Policy Anniversary, the excess will be returned to you. Alternatively, you could request to increase your Specified Death Benefit (or, for policies applied for BEFORE OCTOBER 6, 2008, the Schedule of Specified Death Benefits), subject to evidence of insurability.

PLANNED PREMIUM. In your policy application, you will be asked to establish a schedule of "planned premium" payments by specifying the amount and frequency of such payments. You are not required to pay any planned premium. We will send you reminder notices prior to each planned payment date (except for those payments made in accordance with an EFT payment plan), which may be quarterly, semi-annually or annually, as specified by you. We reserve the right to stop sending such notices if no planned premiums are paid within any two consecutive Policy Years. You may change the amount or frequency of your planned premiums at any time by writing to us, subject to our consent.

Paying planned premiums does not guarantee that your policy will remain in force, even if you pay all planned premiums as scheduled. If the value of your policy is not sufficient to keep your Policy in force, you may need to change your planned payment schedule or make additional payments in order to keep your Policy in force, but paying planned premiums generally provides greater benefits than paying a lower amount of premium. And paying planned premiums also can help to keep your policy in force if your planned premium payments are at least as great as the Qualifying Monthly Premium Amount necessary to keep the GDB benefit in force. See "Guaranteed Death Benefit (GDB) Rider" on page 37.

ALLOCATION OF PREMIUM. Your Net Premiums are allocated to the Investment Divisions and the Fixed Account in the proportions that you have selected. We deduct the Premium Charges from your premium before allocation.

You must specify your allocation percentages in your application. Percentages must be in whole numbers and the total allocation must equal 100%. The minimum allocation percentage per allocation option is 1%. We will allocate any additional premiums according to those percentages until you give us new allocation instructions. You may add or delete Investment Divisions and/or the Fixed Account from your allocation instructions.

We will generally allocate your initial Net Premiums to the Fixed Account on the Commencement Date. (We will hold in our general account all premium payments made before the Commencement Date.) The Commencement Date is the date we place your policy in force after we have received: underwriting approval, any requirements outstanding after the Issue Date, and premium in an amount equal to or exceeding the minimum initial requirement. If outstanding requirements prevent us from placing your policy in force, the Commencement Date is postponed and your Net Premiums are not allocated until you satisfy the requirements. We do not credit any interest or earnings on premiums we receive before the Commencement Date.

Following the Commencement Date, amounts designated for the Fixed Account will remain in the Fixed Account until otherwise instructed by you, while amounts designated for the Investment Divisions will be reallocated in accordance with your then current allocation instructions on the Allocation Date. Any additional Net Premium we receive before the Allocation Date will also be allocated to the Fixed Account until the Allocation Date. The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy. In most cases, the Right to Examine Period is 10 days, but is longer in some cases. See "Right to Examine the Policy" on page 42 for more information about the Right to Examine Period. Thus, for example, if the Right to Examine Period is 10 days, the Allocation Date is generally 15 days after the Commencement Date. On the Allocation Date, we will transfer any amounts designated for the Investment Divisions (plus any interest credited thereto while held in the Fixed Account) to the applicable Investment Divisions. On Net Premiums allocated to the Fixed Account prior to the Allocation Date, we may credit a different interest rate, which will not be lower than 3%, on the portion designated to remain in the Fixed Account than on the portion designated for the Investment Divisions. Transfers on the Allocation Date will not count against the free transfer limit under your policy.

After the Allocation Date, we will generally allocate your additional Net Premium to the Investment Divisions and the Fixed Account as of the date your premium is received at our Service Center. If an additional premium would result in an increase in the Net Amount at Risk and thus requires underwriting, we may delay allocation until we have completed underwriting. At that time, we will follow the allocation instructions in our file unless you send us new allocation instructions with your payment.

ACCUMULATED VALUE. Your Accumulated Value is the sum of the value of your interests in the Separate Account, the Fixed Account, and the Loan Account. Your Accumulated Value may increase or decrease daily to reflect the performance of the Investment Divisions you have chosen, the addition of interest credited to the Fixed Account and the Loan Account, the addition of Net Premium, and the subtraction of any partial surrenders. Your Accumulated Value is also subject to charges and deductions. See "Charges and Deductions" on page 42. There is no minimum guaranteed Accumulated Value.

Valuations for initial premiums and subsequent premiums requiring underwriting are made on the date your Net Premium is allocated to the Investment Divisions and the Fixed Account, as described in "Allocation of Premiums" above. We will make all other valuations in connection with the policy on the day the premium or your transaction request is received at our Service Center, if that day is a Valuation Day. Otherwise, we make that determination on the next succeeding day that is a Valuation Day.

ACCUMULATION UNIT VALUE. We measure your Accumulated Value in the Separate Account by determining the value of the Accumulation Units that we credit to your policy. When you invest in an Investment Division, we credit your policy with Accumulation Units in that Investment Division. The number of Accumulation Units we credit equals the amount invested in the Investment Division divided by the value of the Investment Division's Accumulation Units on the Valuation Day that the allocation is made. The number of Accumulation Units we credit increases when premium is allocated to the Investment Division and amounts are transferred to the Investment Division, and loan repayments are transferred from the Loan Account to the Investment Divisions. The number decreases when certain charges are deducted from the Investment Division (for example, the cost of insurance charge, policy fee, administrative charge, and partial surrender fee), a loan is taken from the Investment Division, a transfer is made to another allocation option, or a partial surrender is made. However, these adjustments do not affect the value of an Accumulation Unit.

The value of an Accumulation Unit for each Investment Division varies to reflect the investment experience of the corresponding Underlying Mutual Fund and the deduction of certain charges and expenses. We set the value of an Accumulation Unit at $10 when each Investment Division is established. Thereafter, on each Valuation Day, we determine the value of an Accumulation Unit for each of the Investment Divisions as follows:

     (1) Determine the total value of assets in the Investment Division;

     (2) Subtract from that amount the applicable Asset Based Risk Charge and the tax charge (if any); and

     (3)  Divide the result by the number of outstanding Accumulation Units.

You should refer to the prospectuses for the Underlying Mutual Funds for a description of how the assets of each Underlying Mutual Fund are valued since that determination directly affects the investment experience of the corresponding Investment Division and, therefore, your Accumulated Value.

TRANSFER OF ACCUMULATED VALUE. You may request a transfer of Accumulated Value between and among the Investment Divisions and the Fixed Account in writing, by telephone, or via the Internet after the Allocation Date. You may transfer all or a portion of your value from one Investment Division to another Investment Division or to the Fixed Account. You may make one transfer from the Fixed Account to the Investment Divisions each Policy Year. This amount transferred from the Fixed Account may not exceed the greatest of $1,000 (or the Fixed Account value, if less), the amount transferred out of the Fixed Account in the prior year, or 25% of your value in the Fixed Account.

As a general rule, we will only make transfers on Valuation Days. If we receive your request in Good Order before the close of the New York Stock Exchange
(usually 4:00 p.m. Eastern time) on a Valuation Day, we generally make the transfer that day. Otherwise, we will make the transfer on the next day that is a Valuation Day. We process transfers at the price next computed after we receive your transfer request. We will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS. The policy is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the Underlying Mutual Fund and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an Underlying Mutual Fund. Neither the policies nor the Underlying Mutual Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the policy. To protect Owners and the Underlying Mutual Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Policy Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

     o    limiting the number of transfers over a period of time;

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     o    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the policy for disruptive activity based on frequency, pattern and size. We will more closely monitor policies with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial surrender to access the Accumulated Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the policy on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact the Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the policy. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every policy engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TRANSFERS AUTHORIZED BY TELEPHONE OR THE INTERNET. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

You may make transfers by telephone or through the Internet. Any authorization you provide to us in the application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Service Center number listed on the first page.

When authorizing a transfer, you must complete your transfer request by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction. We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective on the next Monthly Anniversary upon receipt of the request in good order. Some optional benefits may require underwriting and will be effective on the next Monthly Anniversary following underwriting approval.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designate by the Owner ceases, and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

DOLLAR COST AVERAGING. Under our dollar cost averaging program, you may authorize periodic transfers of a fixed dollar amount between or among the Investment Divisions and the Fixed Account. The minimum transfer amount of the dollar cost averaging program is $100, and transfers may occur monthly, quarterly, semi-annually, or annually. The minimum initial balance of your allocation option from which transfers will be made is $5,000.

The theory of dollar cost averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as dollar cost averaging, periodic transfers from an Investment Division with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile Investment Division.

Your request to participate in this program will be effective when we receive your completed request form at our Service Center. Call or write us for a copy of the request form and additional information concerning the program. We may change, terminate, limit, or suspend dollar cost averaging at any time.

REBALANCING. Rebalancing allows you to readjust the percentage of your Accumulated Value allocated to each Investment Division to maintain a pre-set level of investment in various market segments. Over time, the variations in each Investment Division's investment results will shift the balance of your Accumulated Value allocations. Under the rebalancing program, we automatically transfer your Accumulated Value, back to the percentages you specify in accordance with procedures and requirements that we establish. Restrictions on transfers from the Fixed Account will not apply to rebalancing.

You may request rebalancing when you apply for your policy or by submitting a completed Written Request to us at our Service Center. Please call or write us for a copy of the request form and additional information concerning rebalancing.

Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Accumulated Value allocated to the better performing segments. Other investment programs, such as the dollar cost averaging program, may not work in concert with rebalancing. Therefore, you should monitor your use of these programs, as well as other transfers or partial surrenders, while rebalancing is being used. We may change, terminate, limit, or suspend rebalancing at any time.

                             THE SEPARATE ACCOUNT

THE UNDERLYING MUTUAL FUNDS. The Separate Account is divided into Investment Divisions. Each Investment Division invests in shares of one of the Underlying Mutual Funds. Each Underlying Mutual Fund is a separate investment series of JNL(R) Series Trust or JNL Variable Fund LLC, each an open-end management investment company registered under the 1940 Act. We briefly describe the Underlying Mutual Funds below. You should read the current prospectuses for the Underlying Mutual Funds for more detailed and complete information concerning the Underlying Mutual Funds, their investment objectives and strategies, and the investment risks associated with the Underlying Mutual Funds. If you do not have a prospectus for a Underlying Mutual Fund, contact us and we will send you a copy.

Each Underlying Mutual Fund holds its assets separately from the assets of the other Underlying Mutual Funds, and each Underlying Mutual Fund has its own distinct investment objective and policies. Each Underlying Mutual Fund operates as a separate investment fund and the income, gains, and losses of one Underlying Mutual Fund generally have no effect on the investment performance of any other Underlying Mutual Fund.

UNDERSCORED ARE THE UNDERLYING MUTUAL FUNDS THAT ARE NEWLY AVAILABLE OR RECENTLY UNDERWENT NAME CHANGES, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE UNDERLYING MUTUAL FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE UNDERLYING MUTUAL FUNDS ARE ATTACHED TO THIS PROSPECTUS.


IN ADDITION, THE JNL/LAZARD SMALL CAP EQUITY FUND AND THE JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND WERE PREVIOUSLY OFFERED AS FUNDS UNDER THIS CONTRACT. HOWEVER, EFFECTIVE APRIL 6, 2009, THESE FUNDS WERE MERGED WITH THE JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND AND THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, RESPECTIVELY, AS OUTLINED BELOW:


                                                                            PREVIOUSLY
     CURRENTLY OFFERED FUNDS                                                OFFERED FUNDS

-------------------------------------------------- ---------------- --------------- --------------- --------------- ----------------
-------------------------------------------------------- -----------------------------------------------------------------

JNL/Mellon Capital Management S&P 500 Index Fund         JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

-------------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------------------

JNL/Mellon Capital Management Small Cap Index Fund       JNL/Lazard Small Cap Equity Fund

-------------------------------------------------------- -----------------------------------------------------------------


--------------------------------------------------------------------------------
                                JNL SERIES TRUST
--------------------------------------------------------------------------------


JNL/AIM GLOBAL REAL ESTATE FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.) and sub-sub-advisers: Invesco Institutional (N.A.), Inc. (f/k/a INVESCO Institutional (N.A.), Inc.); and Invesco Asset Management Ltd.)

          Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts. The Fund will normally invest in securities of companies located in at least three different countries, including the United States.

--------------------------------------------------------------------------------

JNL/AIM INTERNATIONAL GROWTH FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong earnings growth.

--------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.



--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S.
          registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (sub-sub-adviser))

          Seeks long-term capital growth by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in worldwide companies active in the extraction, production, processing and trading of the following products: chemicals, building materials, metal and other raw materials, timber and paper products, containers and packaging as well as companies in the energy resources sector.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

          Seeks total return by investing through an active quantitative equity management strategy that allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

--------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

          Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S. companies.

--------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

          Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

          Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

          Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies in any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The Fund invests predominately (80% or more) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset  Management,  LLC (and Franklin  Advisory  Services,
     LLC)

          Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of total return consisting of income and capital appreciation, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)


          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of the investment.


--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

          Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality securities.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

--------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

--------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages; (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government; (vi) repurchase agreements collateralized by any of the foregoing; and (vii) other investments (such as derivatives contracts) related to those listed above.

--------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

          Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

--------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term capital growth by investing in companies operating in basic industries ("primary" and "secondary" industries), and also in companies that service these industries. The Fund may also invest in other global equities.

--------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide. The Fund aims to achieve consistent returns in the global equity funds sector.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the S&P Midcap 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Russell 2000(R) Index. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the Barclays U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

--------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

          Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

--------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)


          Seeks long-term total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.

--------------------------------------------------------------------------------

JNL/PAM CHINA-INDIA FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)


          Seeks long-term total return by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.

--------------------------------------------------------------------------------

JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


          Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

--------------------------------------------------------------------------------

JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


          Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

--------------------------------------------------------------------------------

JNL/PPM AMERICA CORE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks long-term capital growth by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities (which include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants) of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


--------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign issuers.


--------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

          Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations of between $15.8 million and $2.5 billion under normal market conditions at the time of initial purchase. The range will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


--------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $452.2 million and $417.8 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.


--------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND
     Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

          Seeks maximum total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and
          (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

--------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security.

--------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

--------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

--------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable and predominantly higher-quality. In selecting the companies, SPIAS looks to 30 companies ranked by return on invested capital and lowest market-to-book multiples.

--------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

--------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.

--------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.


--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index(R).

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 30 stocks are selected each year based on certain positive financial attributes.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each Stock Selection Date.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks total return through capital appreciation by investing in the common stocks of 24 companies that have the potential for capital appreciation; the 24 companies are selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)"), on each Stock Selection Date.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"), on each Stock Selection Date.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

          >>   20% in the DowSM 10 Strategy, a dividend yielding strategy;
          >>   20% in the  S&P(R)  10  Strategy,  a  blended  valuation-momentum strategy;
          >>   20% in the Global 15 Strategy, a dividend yielding strategy;
          >>   20% in the 25 Strategy, a dividend yielding strategy; and
          >>   20% in the  Select  Small-Cap  Strategy,  a small  capitalization strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return by investing in the common stocks of companies that
          are   identified  by  a  model  based  on  six  separate   specialized
          strategies:


          >>   The DowSM Dividend Strategy;
          >>   The European 20 Strategy;
          >>   The Nasdaq(R) 25 Strategy;
          >>   The S&P 24 Strategy;
          >>   The Select Small-Cap Strategy; and
          >>   The Value Line(R) 30 Strategy.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:


          >>   25% in the Nasdaq(R) 25 Strategy;
          >>   25% in the Value Line(R) 30 Strategy;
          >>   24% in the European 20 Strategy;
          >>   14% in the Global 15 Strategy; and
          >>   12% in the 25 Strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The 60 companies are selected on each Stock Selection Date. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in foreign companies. The 25 companies are selected on each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading around each Stock Selection Date, when cash flow activity occurs in the Fund and for a dividend investment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

--------------------------------------------------------------------------------

The investment objectives and policies of certain of the Underlying Mutual Funds are similar to the investment objectives and policies of other mutual funds that the Underlying Mutual Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Underlying Mutual Funds may be higher or lower than the investment results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar Underlying Mutual Funds will be comparable even though the Underlying Mutual Funds have the same investment sub-advisers. The Underlying Mutual Funds described are available only through variable annuity and variable life Contracts issued by Jackson. Shares of the Underlying Mutual Funds may also be sold directly to qualified retirement plans. They are NOT offered or made available to the general public directly.

A Underlying Mutual Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Underlying Mutual Fund with a small asset base. A Underlying Mutual Fund may not experience similar performance as its assets grow.

You should read the  prospectuses for the JNL Series Trust and JNL Variable Fund
LLC  carefully  before  investing.   Additional   Underlying  Mutual  Funds  and
Investment Divisions may be available in the future.

We automatically reinvest all dividends and capital gains distributions from a Underlying Mutual Fund in shares of that Underlying Mutual Fund at net asset value. The income and realized and unrealized gains or losses on the assets of each Investment Division are separate and are credited to or charged against the particular Investment Division without regard to income, gains or losses from any other Investment Division or from any other part of our business. We use the Net Premium you allocate to an Investment Division to purchase shares in the corresponding Underlying Mutual Fund and redeem shares in the Underlying Mutual Funds to meet policy obligations. The Underlying Mutual Funds are required to redeem their shares at net asset value and to make payment within seven days.

Certain Underlying Mutual Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Underlying Mutual Fund. Although neither we nor any of the Underlying Mutual Funds currently foresee any such disadvantages either to variable life insurance or variable annuity contract owners, each Underlying Mutual Fund's board of directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a board of directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Owners will not bear the related expenses.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Underlying Mutual Funds held by the Investment Divisions to which you have allocated your Accumulated Value. Under current interpretations, however, you are entitled to give us instructions on how to vote those shares with respect to certain matters. We will notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the issues. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Underlying Mutual Fund for the shareholder meeting at which the vote will occur.

As a general rule, you are the person entitled to give voting instructions. However, if you assign your policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants. If you send us written voting instructions, we follow your instructions in voting the Underlying Mutual Fund shares attributable to your policy. If you do not send us written instructions, we vote the shares attributable to your policy in the same proportion as we vote the shares for which we have received instructions from other Owners. We vote shares that we hold in the same proportion as we vote the shares for which we have received instructions from Owners. There is no requirement that we receive voting instructions from any minimum percentage of Owners before we can vote uninstructed shares in proportion to the instructions that we do receive. Where only a relatively small percentage of owners have submitted instructions, however, we may solicit instructions from more Owners, in order to reduce the possibility that the instructions received are not reasonably representative.

We may, when required by state insurance regulatory authorities, disregard Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Underlying Mutual Funds or to approve or disapprove an investment advisory contract for one or more of the Underlying Mutual Funds.

In addition, we may disregard voting instructions in favor of changes initiated by Owners to the investment objectives or the investment adviser of the Underlying Mutual Funds if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Underlying Mutual Fund or would result in the purchase of securities for the Underlying Mutual Fund that vary from the general quality and nature of investments and investment techniques utilized by the Underlying Mutual Fund. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Underlying Mutual Fund shares without obtaining instructions from our Owners and we may choose to do so.

ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Underlying Mutual Funds are no longer available for investment by the Separate Account or if, in our judgment, further investment in the shares of a Underlying Mutual Fund is no longer preferred, we may add or substitute shares of another Underlying Mutual Fund or mutual fund for Underlying Mutual Fund shares already purchased or to be purchased in the future. Any substitution will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Investment Divisions:

     (a)  to operate the Separate Account in any form permitted by law;

     (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

     (c) to transfer assets from one Investment Division to another, or from any Investment Division to our general account;

     (d)  to add,  combine,  or  remove  Investment  Divisions  in the  Separate
          Account;

     (e) to change the way in which we assess charges, as long as the charges do not exceed the maximum guaranteed charges under the policies; and

     (f) to assess a charge for taxes attributable to the operations of the Separate Account or for other taxes.

If we take any of these actions, we will comply with the then applicable legal requirements.

                                THE FIXED ACCOUNT

If you select the Fixed Account, your money will be placed with Jackson's other assets. The Fixed Account is not registered with the SEC and the SEC does not review the information we provide to you about the Fixed Account. Your policy contains a more complete description of the Fixed Accounts.

THE PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS IN THE FIXED ACCOUNT ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE STATEMENTS ABOUT THE FIXED ACCOUNT IN THIS PROSPECTUS MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING ACCURACY AND COMPLETENESS.

You may allocate part or all of your Net Premium to the Fixed Account at any time while your policy is in force. With the Fixed Account, we will guarantee the amounts allocated and the crediting of a minimum rate of interest. From time to time and at our sole discretion we may set a higher current interest rate applicable to premium and transfers allocated to the Fixed Account during a Policy Year. We may declare different rates for amounts that are allocated to the Fixed Account at different times. The rate will be re-set on the Policy Anniversary. All of a policy's amounts in the Fixed Account will be re-set to the same rate on the Policy Anniversary. We determine interest rates in accordance with a variety of factors. The Asset Based Risk Charge and Underlying Mutual Fund Expenses do not apply to amounts allocated to the Fixed Account. All other charges and deductions under a policy apply to amounts allocated to the Fixed Account to the same extent as they apply to amounts allocated to the variable investment options. Therefore, the amount of your Fixed Account allocation (and interest thereon) that we guarantee is net of any such charges and deductions that are applicable under the terms of the policy.

Amounts allocated to the Fixed Account are part of the general account of Jackson. We invest the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We may delay payment of partial surrenders from the Fixed Account for up to 6 months from the date we receive your written partial surrender request. We pay interest on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                           POLICY BENEFITS AND RIGHTS

DEATH BENEFIT. While your policy is in force, we will pay the Death Benefit Proceeds upon the Insured's death. We will pay the Death Benefit Proceeds to the named beneficiary(ies) or, if none survives, to the contingent beneficiary(ies). We will pay the Death Benefit Proceeds in a lump sum or according to one of the optional payment plans, if available.

The Death Benefit Proceeds payable to the beneficiary equal the applicable Death Benefit, less any Debt and less any due and unpaid charges. The amount of Death Benefit is based on the Death Benefit option you have selected, any increases or decreases in the Specified Death Benefit, and in some instances your Accumulated Value. The Death Benefit Proceeds may be increased if you have added a rider providing optional insurance benefits. Please see "Optional Insurance Benefits" beginning on page 35.

We will calculate the Death Benefit Proceeds, including any optional insurance benefits added to your policy, as of the end of the Valuation Period during which we receive due proof of death from the beneficiary of record (if there are multiple beneficiaries, we will calculate the Death Benefit Proceeds when we receive due proof of death from the first beneficiary). The beneficiary will be unable to change the Accumulated Value's allocation before we calculate and pay the Death Benefit Proceeds; Deductions will continue to be taken until we have received due proof of death. We will usually pay the Death Benefit Proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. Beyond seven days, from due proof of death until payment, the Death Benefit Proceeds will earn interest at a rate set by the state where you purchased the policy.

In most cases, when the Death Benefit Proceeds are paid in a lump sum, we will pay the Death Benefit Proceeds by establishing an interest bearing account, called the "Beneficiary Access Account," for the beneficiary, in the amount of the Death Benefit Proceeds. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the Death Benefit Proceeds. The Beneficiary Access Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Beneficiary Access Account. As an alternative to establishing a Beneficiary Access Account, the beneficiary may request to receive a check for the Death Benefit Proceeds directly from the Company.

We may in our sole discretion make available payment options to which the beneficiary may apply the Death Benefit Proceeds in order to receive a stream of periodic payments. If your beneficiary chooses an available payment option, we will offer a supplemental agreement setting forth the terms of the payment option. For information concerning the payment options we currently offer, speak to your sales representative or contact us at the address or telephone number on the first page of this prospectus. At any time in our sole discretion we may change the selection or the terms of the available payment options (if any) or discontinue offering them. Before choosing to apply Death Benefit Proceeds to payment option, your beneficiary should consult a qualified tax adviser.

DEATH BENEFIT OPTIONS. You may choose one of three Death Benefit options, each of which depends in part on the amount of the Specified Death Benefit. The three Death Benefit options are:

     OPTION A: the Death Benefit is the greater of: (a) the Specified Death Benefit of the policy; or (b) the Minimum Death Benefit. Option A is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Accumulated Value. As your Accumulated Value increases, the Net Amount at Risk under your policy generally decreases, unless your Accumulated Value is sufficiently large to require that the Death Benefit be determined using the Minimum Death Benefit. See Appendix A for examples of how your insurance coverage would change under Death Benefit Option A as the result of a partial surrender.

     OPTION B: the Death Benefit is the greater of (a) the Specified Death Benefit plus the Accumulated Value; or (b) the Minimum Death Benefit. Under Option B, the amount of the Death Benefit generally increases to reflect increases in the Accumulated Value. Under this option your policy generally involves a constant Net Amount at Risk.

     OPTION C: the Death Benefit is the greater of: (a) the Specified Death Benefit plus the greater of (i) the sum of all premiums paid minus all prior partial surrenders (including any applicable charges) or (ii) zero, or (b) the Minimum Death Benefit. Under this Option, your Death Benefit generally varies as you pay premiums and take partial surrenders.

MINIMUM DEATH BENEFIT. The Minimum Death Benefit used in the Death Benefit formulas under the policy equals the Accumulated Value multiplied by the applicable Minimum Death Benefit percentage. We set forth the applicable Minimum Death Benefit percentages in the policy, which are based upon the age of the Insured and depend on the tax test you choose as described below. While the policy is in force, we guarantee that the Death Benefit will not be less than the greater of the current Specified Death Benefit or the Minimum Death Benefit.

There are two tax tests, which generally require that a policy have a significant element of life insurance (the Minimum Death Benefit) and not be primarily an investment vehicle. Your tax test choice is irrevocable and between the following:

     o    the Cash Value Accumulation Test; and

     o    the Guideline Premium and Cash Value Corridor Test.

The Cash Value Accumulation Test determines the Minimum Death Benefit by multiplying a policy's value by a percentage determined by methodology set out in the federal tax regulations. The percentage depends on an insured's age, sex, and underwriting risk classification. Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums so long as there is a sufficient death benefit in relation to the policy's value at all times.

The Guideline Premium and Cash Value Corridor Test determines the Minimum Death Benefit and Guideline Premium by comparing a policy's death benefit to an applicable percentage of its cash value. These percentages are set out in the Code and vary by the insured's age.

Since the cost of insurance charge is based upon the Net Amount at Risk, it generally is less under a policy with an Option A Death Benefit than an otherwise comparable policy with an Option B Death Benefit. As a result, if the Investment Divisions you select experience favorable investment results, your Accumulated Value tends to increase faster under Option A than under Option B, but the Death Benefit under Option B increases or decreases directly with changes in the Accumulated Value. Thus, you may prefer Option A if you are more interested in the possibility of increasing your Accumulated Value based upon favorable investment experience, while you may prefer Option B if your are seeking to increase Death Benefits. Option C may be preferable if you want a Death Benefit that would include a return of premium paid (less partial surrenders).

You choose a Death Benefit option in your application to purchase a policy. If you do not choose a Death Benefit option, we will not issue a policy to you.

EXAMPLE: If you choose the Guideline Premium and Cash Value Corridor Test as your tax test, under an Option A policy, an increase in the Accumulated Value due to favorable investment experience may increase the Death Benefit above the Specified Death Benefit, and a decrease in Accumulated Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Death Benefit).

                                                                 A                      B
                 Specified Death Benefit                      $200,000              $200,000
                 Death Benefit Option                            A                      A
                 Insured's Age                                   50                    50
                 Accumulated Value                            $115,000               $95,000
                 Applicable Minimum Death Benefit               185%                  185%
                 Percentage
                 Death Benefit                                $212,750              $200,000

Under column A, the Death Benefit equals $212,750, i.e., the greater of $200,000 (the Specified Death Benefit) and $212,750 (the Accumulated Value of $115,000, multiplied by the Minimum Death Benefit percentage of 185%). Under column B, the Death Benefit is $200,000, i.e., the greater of $200,000 (the Specified Death Benefit) and $175,750 (the Accumulated Value of $95,000 multiplied by the Minimum Death Benefit percentage of 185%). This amount, less any Debt and unpaid charges, constitutes the Death Benefit Proceeds that we would pay to the beneficiary.

CHANGES IN DEATH BENEFIT OPTION. Subject to our consent, after the first Policy Year, you may change the Death Benefit option once each Policy Year by writing to us at the address given on the first page of this prospectus. If you ask to change from Option A to Option B, we will reduce the Specified Death Benefit (or reduce each Specified Death Benefit in the Schedule of Specified Death Benefits for policies applied for BEFORE OCTOBER 6, 2008) of your Policy by the amount of the Accumulated Value. If you ask to change from Option B to Option A, we will increase the Specified Death Benefit (or increase each Specified Death Benefit in the Schedule of Specified Death Benefits for policies applied for BEFORE OCTOBER 6, 2008) of your policy by the amount of the Accumulated Value. If you ask to change from Option C to Option A, we will increase the Specified Death Benefit (or increase each Specified Death Benefit in the Schedule of Specified Death Benefits for policies applied for BEFORE OCTOBER 6, 2008) by the greater of the sum of all your premiums paid, less all prior partial surrenders or zero. The Specified Death Benefit (or Schedule of Specified Death Benefits for policies applied for BEFORE OCTOBER 6, 2008) will change in conjunction with your Death Benefit option change to keep the Net Amount at Risk the same, which may be important to you since your cost of insurance charge is based on the Net Amount at Risk. You may not change from Option C to Option B or from Option A or B to Option C. The change will take effect on the first Monthly Anniversary following our approval at least one business day after we approve your Written Request. If less than one business day remains before the Monthly Anniversary, the change will be effective on the second following Monthly Anniversary. We will send confirmation of your change of Death Benefit Option. We may require evidence of insurability satisfactory to us for a change from Option A to Option
B. We do not currently require you to prove insurability for other changes in Death Benefit option.

You may not change the Death Benefit option under your policy if afterward any Specified Death Benefit remaining in force would be less than the minimum
Specified Death Benefit. The GDB Rider is available only with Death Benefits Option A and B.

CHANGES IN SPECIFIED DEATH BENEFIT. At issue, your Specified Death Benefit can be scheduled to be level over the life of your Policy or to increase or decrease on Policy Anniversaries, subject to certain restrictions. Your Specified Death Benefit (or Schedule of Specified Death Benefits for policies applied for BEFORE OCTOBER 6, 2008) is set forth in the policy. Scheduling changes in advance at the same time that you apply for the policy, particularly increases, does not require any additional evidence of insurability and underwriting later. Moreover, the overall cost of insurance charge for the life insurance coverage may be lower than if you request to change the Specified Death Benefit (or Schedule of Specified Death Benefits) following the Issue Date. Otherwise, subject to our approval, after the first Policy Year, you may change the Specified Death Benefit (or Schedule of Specified Death Benefits) once each Policy Year by writing to us at the address shown on the first page of this prospectus; however, any change that requires evidence of insurability must include an increase in the Specified Death Benefit for the current Policy Year.

You should be aware that any change in the Specified Death Benefit changes the Net Amount at Risk and, therefore, changes the cost of insurance charges on your policy. Any change in Specified Death Benefit must be at least $10,000. A change in the Specified Death Benefit (or Schedule of Specified Death Benefits) will take effect on the first Monthly Anniversary after we approve the request. However, if less than one business day remains before the Monthly Anniversary, the change will be effective on the second following Monthly Anniversary. To confirm changes in your policy's Specified Death Benefit (or Schedule of Specified Death Benefits), we will send you a confirmation of the change. We do not permit a Specified Death Benefit change if the policy is in the Grace Period.

A decrease in the Specified Death Benefit (or Schedule of Specified Death Benefits) will offset the most recent increase in the Specified Death Benefit (or Schedule of Specified Death Benefits), if any, and the next most recent increase, but we do not permit a decrease in the Specified Death Benefit (or Schedule of Specified Death Benefits) if afterward any Specified Death Benefit remaining in force would be less than the minimum Specified Death Benefit or cause your policy to lose its status as a contract of life insurance under the Code. For more information, see "Death Benefit Options" beginning on page 33. We will not allow a decrease in the Specified Death Benefit (or Schedule of Specified Death Benefits) during the first seven Policy Years or before seven Policy Years from an increase in the Specified Death Benefit (or Schedule of Specified Death Benefits).

For an increase in the Specified Death Benefit (or Schedule of Specified Death Benefits), you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We will not approve a request for a Specified Death Benefit (or Schedule of Specified Death Benefits) increase if the Net Accumulated Value is too small to pay the Monthly Deduction through the end of the Policy Year. For policies applied for BEFORE OCTOBER 6, 2008, increases in the Schedule of Specified Death Benefits are limited to 10% of your Specified Death Benefit per year, which increases may accumulate up to 50%, and there is a lifetime limit of 400%. For example, to schedule increases to occur on each of your first, third and ninth Contract Anniversaries, you would be limited to 10%, 20% and 50% of your current Specified Death Benefit, respectively.

For policies applied for BEFORE OCTOBER 6, 2008, refusing a scheduled increase in the Specified Death Benefit voids any future scheduled increases in the Specified Death Benefit. Similarly, by refusing a scheduled decrease in the Specified Death Benefit, you void any future scheduled increases in the Specified Death Benefit; however, such refusal is only allowed subject to insurability. You also void any future scheduled increases in the Specified Death Benefit with an unscheduled decrease in the Schedule of Specified Death Benefits. Any increase in the Specified Death Benefit (scheduled or unscheduled) following a change in the Schedule of Specified Death Benefits that requires evidence of insurability is subject to the underwriting at the time of the change. This means that a new segment of coverage is created to which cost of insurance rates that differ from those of the original coverage are applied. This is done to reflect the additional underwriting and the Insured's attained age at the time of the change.

Modifying the policy's Specified Death Benefit may have tax ramifications. For additional information, please see "Federal Tax Considerations" on page 47.

OPTIONAL INSURANCE BENEFITS. You may ask to add one or more of the following riders to your policy at any time to provide additional optional insurance benefits; or in some cases we may add these riders to your policy automatically at no cost. However, not all these riders may be available in the state where you purchased the policy, or the terms of the optional insurance benefits may differ in some states. We may require evidence of insurability before we issue a rider to you. If we impose any charge for a rider, we will deduct the charge as part of the Monthly Deduction. For more information concerning what riders are available and their operation and costs, please ask your sales representative or contact us at our Service Center. At our sole discretion we may offer riders or stop offering any rider at any time.

TERMINAL ILLNESS BENEFIT RIDER. The rider provides an accelerated payment of life insurance proceeds if the Insured, or an additional person pursuant to the Other Insured Term Insurance Rider, is terminally ill, as defined in the rider. The Owner may request an accelerated benefit of between 25% and 100% of the Death Benefit (including any additional insurance coverage) or $250,000, if less. The amount of the benefit under the policy will be subject to: a discount for 12 months' interest (not to exceed 8%) as specified in the rider; a pro rata portion of any outstanding Debt; an administrative expense charge fee as determined by the Company (not to exceed $100); and any unpaid policy charges. If a payment is made pursuant to this rider, the Death Benefit will be reduced by the dollar amount requested. All other values under the policy will be reduced proportionately. The amount of the accelerated benefit for an additional person to request is also between 25% and 100% of the insurance coverage under the Other Insurance Term Insurance Rider, and the reduction of insurance coverage will be proportional to any payment made pursuant to this rider. This rider automatically attaches to a policy that qualifies at the time of application. There is no expiry date for the Insured. This rider terminates upon payment of any benefit under the rider. The expiry date for an additional person is concurrent with the expiry of the Other Insured Term Insurance Rider.

OVERLOAN PROTECTION BENEFIT RIDER - Upon exercise, the rider provides a guarantee that the policy will not lapse due to the policy Debt exceeding the Accumulated Value or due to the Cash Surrender Value being insufficient to pay any Monthly Deduction. This rider may help you keep your policy in force and avoid tax consequences resulting from your policy lapsing with a loan outstanding. However, effects of exercising the rider include transferring any Accumulated Value in the Separate Account to the Fixed Account and setting the Specified Death Benefit equal to the Minimum Death Benefit.

Although there is no cost for the rider, the following exercise qualifications must be met before the rider may be exercised:

     (1)  The Insured's Attained Age must be at least 75;

     (2)  A minimum of 15 Policy Years must have elapsed since your Policy Date;

     (3) Exercising this rider must not cause the policy to exceed Guideline Premium limits (see "Premiums and Premium Limits" on page 18);

     (4) The policy must not be a MEC and exercising this rider must not cause the policy to become a MEC (see "Policies Which Are MECs" on page 49);

     (5) Total partial surrenders, less any fees and charges deducted in connection with such partial surrenders, must equal or exceed total premium paid; and

     (6)  Debt must exceed the current Specified Death Benefit.

At the time all of the above exercise qualifications are first met and the ratio of Debt to Accumulated Value is equal to or greater than 95%, we will send a letter to you, the policy owner, notifying you of the policy's eligibility to exercise the rider. You may submit a Written Request to exercise the rider any time after the notification letter is sent and before the policy enters the Grace Period (see "Termination and Grace Period" on page 41). If the exercise qualifications are met, the benefit will be exercised and the rider's guarantee will be effective as of the rider's exercise date, which is the date the Written Request is accepted and recorded at the Service Center.

You need not exercise the rider immediately upon notification of eligibility. If the ratio of Debt to Accumulated Value is greater than the "maximum exercise ratio" at the time you exercise the rider, you will be billed for the loan repayment amount that will cause the ratio of Debt to the Accumulated Value to equal the maximum exercise ratio as of the exercise date. The maximum exercise ratio is the maximum allowable ratio of the policy Debt to the Accumulated Value for the Overloan Protection Benefit Rider to be exercised. In other words, the maximum exercise ratio generally represents the minimum amount of Net
Accumulated Value required to pay for the Death Benefit provided by the base policy after the rider is exercised. Monthly Deductions, unfavorable investment performance, partial surrenders and additional loans are all factors that might cause the ratio of Debt to Accumulated Value to exceed the maximum exercise ratio. The maximum exercise ratio is determined by the Company, varies based on the Insured's Attained Age, and will never be below 95%. Your policy's maximum exercise ratio will be included in the letter notifying you of the policy's eligibility to exercise the rider. You will have 30 days from the exercise date to pay the billed loan repayment amount. IF YOU DO NOT PAY THE BILLED LOAN REPAYMENT AMOUNT, THE GUARANTEE WILL BE VOID AND THE POLICY MAY LAPSE.

The following policy changes will occur on the exercise date:

     (1)  All other riders and benefits will terminate;

     (2) Any Accumulated Value in the Separate Account is transferred to the Fixed Account;

     (3) Your Death Benefit option becomes Option A (see "Death Benefit Options" on page 33);

     (4) The Specified Death Benefit is set equal to the Minimum Death Benefit for the Attained Age of the Insured as of the exercise date.

In addition, the following policy restrictions apply on the exercise date: no transfers to the Separate Account are allowed; no further premium payments are allowed; no further partial withdrawals or loans are allowed; no Death Benefit option changes are allowed; no Specified Death Benefit option changes are allowed; no riders or benefits may be added or reinstated; and any loan repayments will be allocated to the Fixed Account only.

After the rider exercise date, Monthly Deductions will continue until a Monthly Deduction would cause the Accumulated Value to drop below the policy Debt. In that instance, Monthly Deductions will be discontinued to prevent the Accumulated Value from dropping below the Policy Debt, which will effectively keep the policy in force. Loan interest will continue to accrue after the exercise date. Likewise, interest will continue to be credited to the Loan Account. Your annual statement will reflect the status of the exercised Overloan Protection Benefit Rider on the base policy. The rider will terminate upon the earlier of (1) the date we receive a Written Request from you to terminate the rider or (2) the termination of the base policy for any reason, such as a full surrender or death of the Insured. The rider has no expiry date.

If the rider's guarantee is voided because you do not pay the billed loan repayment amount associated with the maximum exercise ratio, as described above, the policy will no longer be subject to the above policy restrictions. However, the policy changes made on the exercise date will not be reversed and any terminated riders will not be reinstated. The Owner may subsequently submit a Written Request to reinstate the guarantee along with a loan repayment that is sufficient to cause the ratio of Debt to the Accumulated Value to be equal to or less than the maximum exercise ratio.

There may be tax consequences associated with this rider. Accordingly, you should consult your tax counsel when considering whether to exercise the rider.

WAIVER OF MONTHLY DEDUCTIONS RIDER. In the event of the Insured's total disability commencing before the Policy Anniversary after the Insured reaches Attained Age 60, we will waive the Monthly Deduction for the policy and any rider then in effect during the continuance of the disability. Eligible issue ages for this rider are 18-55. You may not select both this rider and the Waiver of Specified Premium Rider. Policy changes that would result in a larger Monthly Deduction may be restricted during a period of disability. These changes could include the addition of an additional Other Insured Term Insurance Rider or benefits requiring evidence of insurability. The policy may lapse if Debt is greater than the Accumulated Value.

WAIVER OF SPECIFIED PREMIUM RIDER. In the event of the Insured's total disability commencing before the Policy Anniversary corresponding to the Insured's Attained Age 60, we will pay a specified monthly premium into the policy during the continuance of the disability. Eligible issue ages for this rider are 18-55. You may not select both this rider and the Waiver of Monthly Deduction Rider. Payment of the specified premium may not be sufficient to keep the policy in force during the period of disability.

GUARANTEED DEATH BENEFIT (GDB) RIDER. The GDB Rider will enable you to keep your policy's initial Specified Death Benefit (or current Specified Death Benefit, if less) in force for the greater of 20 years or until the Insured turns age 65. We guarantee the lesser of the initial Specified Death Benefit or the current Specified Death Benefit, regardless of declines in Accumulated Value, if you meet the premium requirement under the rider. The premium requirement is met if, on each Monthly Anniversary, (a) the total premiums paid less Debt and any partial surrenders equal or exceed (b) the sum of the Qualifying Monthly Premium Amounts for the period from the Policy Date to the relevant Monthly Anniversary or the Insured's Attained Age 100, if earlier. For policies with Day 1 Loans,
"total premiums" include the actual premium received plus the amount of the loan.

If the premium requirement is not met, we will send you a notice giving you an opportunity to correct the deficiency by paying more premium. We will allow you 61 days. At the end of that period, if you have not paid the required additional premium, then the GDB benefit will end. Once ended, this benefit cannot be reinstated, and the policy will stay in force only as long as the Accumulated Value is sufficient to keep the policy in force. The GDB does not prevent the policy from entering the Grace Period, but an active GDB will extend the Specified Death Benefit coverage even if the policy would otherwise lapse at the expiration of the Grace Period. For more information about the circumstances in which the policy might lapse, see "Termination and Grace Period" on page 41

The GDB does not cover riders. If the Net Accumulated Value is insufficient to pay charges as they come due, only the GDB and base policy coverage amount is guaranteed to stay in force. If the Net Accumulated Value is insufficient to pay the base coverage charges as they come due, these charges are waived. Deduction of charges will resume once there is sufficient Net Accumulated Value. The GDB is only available on policies with an Option A Death Benefit or Option B Death Benefit. The GDB automatically attaches to a policy that qualifies at the time of application.


PROTECTOR TERM INSURANCE RIDER. (AS OF NOVEMBER 3, 2008, we are no longer taking applications to add this rider to any policy.) This rider provides renewable and convertible term insurance coverage on the base Insured (Rider Insured) up to the Rider Insured's Attained Age 95, subject to the terms of the rider. The term periods available are 10, 15, 20 and 30 years but only one rider may be attached to the policy. Until the earlier of the end of the term period or the Rider
Insured's 80th birthday, this rider may be converted to other permanent insurance we then offer for conversion (except term insurance). You may not be permitted to reduce or remove the rider if it would cause the policy to fail the definition of life insurance. Accordingly, you should consult your tax counsel before removing or reducing the rider.


OTHER INSURED TERM INSURANCE RIDER. This rider provides term insurance coverage on an additional person up to the earlier of the Insured's Attained Age 121 (age 100 under policies applied for BEFORE OCTOBER 6, 2008) or the Rider Insured's Attained Age 121 (age 100 under policies applied for BEFORE OCTOBER 6, 2008), subject to the terms of the rider. If the Rider Insured is not related to the Insured on the policy and the policy is not a MEC, the charges deducted for this rider may be treated as distributions for tax purposes and accordingly reduce the cost basis of the policy. For MEC contracts, the charges for the Rider Insureds who are not related to the Insured may be treated as taxable distributions for tax purposes, to the extent there is a gain in the policy. You should consult a qualified tax adviser for more information. At any time before or on the Rider Insured's 65th birthday, this rider may be converted to other permanent insurance we then offer for conversion (except term insurance). You may not be permitted to reduce or remove the rider if it would cause the policy to fail the definition of life insurance. Accordingly, you should consult your tax counsel before removing or reducing the rider.

CHILD INSURANCE RIDER. This rider provides for term insurance on the Insured's children. We provide coverage until the earlier of the 22nd birthday of each child (issue ages: 14 days to 18th birthday) or the end of the premium paying period for the rider. The rider expires at the Insured's Attained Age 65. Up to 5 units may be purchased. Each unit provides $5,000 of term coverage on each Insured child. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 22. The rider may be exchanged for a whole life policy on the earlier of each child's 22nd birthday and the Insured's 65th birthday. We do not require evidence of insurability to exchange the rider.

POLICY LOANS. While the policy is in force, and not in the Grace Period, and after the Allocation Date, you may borrow money from us using the policy as the only security for your loan, subject to some limitations. To secure a loan's repayment, we require that a corresponding amount of Accumulated Value be transferred to the Loan Account. Loans have priority over the claims of any assignee or any other person. Any outstanding policy loans and loan interest reduce the amount you may request. In addition, if you have named an irrevocable beneficiary, you must also obtain his or her written consent before we make a policy loan to you. You may borrow up to the maximum loan amount, which except for Day 1 Loans, is the Net Accumulated Value in effect as of the end of the Valuation Period in which we grant your request minus the Monthly Deductions to your next Policy Anniversary, or the next following Policy Anniversary if the loan is within 30 days of a Policy Anniversary. For Day 1 Loans, the maximum loan amount is up to 90% of your premium payment, and this depends on the anticipated Monthly Deductions to which your policy will be subject to keep it in force. The minimum loan amount is $500.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our Service Center. We may, however, postpone payment in the circumstances described below in "Postponement of Payment."

When we make a policy loan to you, we transfer to the Loan Account a portion of the Accumulated Value equal to the loan amount. We make these transfers pro rata from the Investment Divisions and the Fixed Account, unless you instruct us otherwise in writing. We credit interest to the Loan Account at 3% annually.

Interest on policy loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a policy loan when due, the unpaid interest becomes part of the policy loan and accrues interest at the same rate. In addition, on each Policy Anniversary, the value of the Loan Account is set equal to the Debt. Accordingly, we transfer to the Loan Account an amount of Accumulated Value equal to the amount by which the Debt exceeds the value of the Loan Account. Similarly, if the value in the Loan Account exceeds Debt, we transfer the excess from the Loan Account to the Investment Divisions and the Fixed Account proportionally based on your selections.

Day 1 Loans, if available, may only be taken in conjunction with a 1035 transfer (or 1035 exchange) of a policy with an existing loan for this policy. Loans accrue interest daily at an annual simple interest rate of 4% during your first through fifth Policy Years. Thereafter, the rate of loan interest will be 3%, except that, under policies applied for ON OR AFTER OCTOBER 6, 2008, the Company reserves the right to increase this rate to 3.25%. In contrast, amounts allocated to the Loan Account as collateral for such loans accrue compounded interest daily at an annual effective interest rate of 3%.

While the policy is in force, you may repay all or part of a policy loan without any penalty. To repay a loan in full, the loan repayment must equal the Debt. If you intend a payment to be a loan repayment rather than additional premium, you must clearly identify the payment as such or we treat it as additional premium. We apply all loan repayments first to the loan principal, and then to the accrued loan interest. When we receive a loan repayment, we transfer an equal amount from the Loan Account to the Investment Divisions and Fixed Account according to the most recent premium allocation instructions on file, unless you instruct us otherwise. We reserve the right to require loan repayments to be credited to the Fixed Account to the extent that was the source of the loan being repaid. We may refuse any loan repayment less than $25. An overpayment of a loan will be treated as additional premium, unless you specify in writing with your payment that any overpayment should be refunded.

If the total outstanding Debt exceeds the Accumulated Value, we notify you and any assignee in writing. To keep the policy in force, we require you to pay a premium sufficient to keep the policy in force for at least three more months. If you do not pay us sufficient premium within the Grace Period, your policy lapses and terminates without value. As explained below in the section entitled "Reinstatement," you may subsequently reinstate the policy by either repayment or reimbursement of any Debt that was outstanding at the end of the Grace Period, however the loan cannot be reinstated. If your policy lapses while a policy loan is outstanding, you may owe taxes or suffer other adverse tax consequences.

A policy loan, whether or not repaid, will have a permanent effect on your Accumulated Value because the investment results of each Investment Division and the interest paid on the Fixed Account will apply only to the amounts remaining in those accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Accumulated Value will not increase as rapidly as it would if you had not taken a policy loan. If the Investment Divisions and/or Fixed Account earn less than that rate, then your Accumulated Value will be greater than it would have been if you had not taken a policy loan. The combination of an increasing loan balance, deduction for contract charges and fees, and unfavorable investment performance may cause the policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the policy. Also, if you do not repay a policy loan, your Debt reduces the Death Benefit and Cash Surrender Value otherwise payable.

In addition, you may realize taxable income when you take a policy loan. If your policy is treated as a modified endowment contract for federal tax purposes, policy loans are treated as partial surrenders for tax purposes, and the amount of the loan equal to any increase in your Accumulated Value may be treated as taxable income to you. In addition, you may also incur an additional 10% penalty tax. This penalty tax will not apply to any amounts: (1) paid on or after the date you reach age 59 1/2, (2) paid to your beneficiary after you die or (3) paid if you become totally disabled (as that term is defined in the Code).

You should also be aware that interest on policy loans is generally not deductible. Before you take a policy loan, you should consult your tax adviser and carefully consider the potential impact of a policy loan on your rights and benefits under the policy.

SURRENDERS. While your policy is in force, you may surrender your policy. Your policy terminates on the day we receive your Written Request in good order. You must submit your policy or a lost policy affidavit to our Service Center with your written surrender request.

Upon surrender, we will pay you the Cash Surrender Value determined as of the day we receive your Written Request. Generally, we make this payment within seven days of our receipt of your Written Request. You may not reinstate the policy once it is surrendered. We have set forth the tax consequences of surrendering the policy in "Federal Tax Considerations" below.

We may in our discretion make available payment options to which you may apply surrender proceeds in order to receive a stream of periodic payments. If you choose a payment option, we will offer a supplemental agreement setting forth the terms of the selected option. For information about the payment options we currently offer, speak to your sales representative or contact us at the address or telephone number on the first page of this prospectus. At any time in our discretion we may change the selection or the terms of the payment options we then offer, or discontinue offering payment options.

Surrendering your policy and applying the proceeds to a payment option may result in your being deemed to receive taxable income. Accordingly, before following this course of action you should consult a qualified tax adviser.

PARTIAL SURRENDERS. While your policy is in force after the first Policy Year, you may withdraw a portion of your Net Accumulated Value by sending a Written Request to our Service Center.

Your Written Request for a partial surrender will be effective on the day we receive it at our Service Center, or, if not a Valuation Day, the next day that is a Valuation Day. We will pay you the amount requested and we will deduct that amount plus a $25 partial surrender fee from your Accumulated Value. The minimum partial surrender amount is $500. We will not permit a partial surrender that would reduce the Net Accumulated Value to an amount less than or equal to that needed to make the next three Monthly Deductions. If your partial surrender would exceed that limit, we will notify you and give you the option of withdrawing your request or surrendering your policy. Unless you request otherwise, we take the partial surrender from the Investment Divisions and the Fixed Account in proportion to each one's respective value at the time. The amount withdrawn from the Fixed Account may not exceed the total amount withdrawn times the ratio of the Fixed Account Value to the value in the Investment Divisions and Fixed Account immediately before the partial surrender.

For policies applied for BEFORE OCTOBER 6, 2008, a partial surrender may reduce your policy's Schedule of Specified Death Benefits, depending on the Death Benefit option in effect, in the same manner and subject to the same limitations as the Specified Death Benefit at the time of the partial surrender, as described below.

For policies with Death Benefit Option A:

If the Minimum Death Benefit is less than or equal to the Specified Death Benefit, we will reduce the Specified Death Benefit by the partial surrender amount. Otherwise if your Death Benefit equals the Minimum Death Benefit, we will reduce the Specified Death Benefit by the amount by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Specified Death Benefit immediately before the partial surrender.

EXAMPLE: The following example illustrates the effect of a partial surrender on a policy having the indicated values, where the Death Benefit equals the Minimum Death Benefit. The example assumes a Minimum Death Benefit percentage of 250% and a total partial surrender amount of $20,000.

                                  Before the Partial Surrender         After the Partial Surrender
Accumulated Value                 $84,000                              $64,000
Specified Death Benefit (A)       $200,000                             $190,000
Minimum Death Benefit (B)         $210,000 ($84,000 x 250%)            $160,000 ($64,000 x 250%)
Death Benefit                     $210,000 (greater of A and B)        $190,000 (greater of A and B)

As shown above, the Accumulated Value is reduced by $20,000, the total amount of the partial surrender, while the Specified Death Benefit is reduced by $10,000, the amount by which the total partial surrender amount exceeded the difference between the Minimum Death Benefit ($210,000) and the Specified Death Benefit ($200,000) immediately before the partial surrender.

For policies with Death Benefit Option B:

A partial surrender generally does not affect the Specified Death Benefit. However, the Death Benefit Proceeds (I.E., the net dollar amount that we actually pay upon the Insured's death) typically are reduced dollar-for dollar. That is because the Death Benefit Proceeds under Death Benefit Option B are typically equal to the Specified Death Benefit, plus the policy's Accumulated Value, and minus any Debt and due and unpaid charges. Thus, because a partial surrender will reduce the Accumulated Value, it will also reduce the Death Benefit Proceeds, even though it does not change the Specified Death Benefit .

For policies with Death Benefit Option C:

If the partial surrender amount is less than the total premiums paid minus the total of all prior partial surrenders (including related charges), the Specified Death Benefit will not be reduced. Otherwise, the Specified Death Benefit is reduced by the amount by which the prior partial surrender amount exceeds the greater of: (1) total premiums paid minus the sum of all prior partial surrender amounts (including related charges), (2) the Minimum Death Benefit less the Specified Death Benefit or (3) zero.

EXAMPLE FOR POLICIES WITH DEATH BENEFIT OPTION C: The following example illustrates the effect of a partial surrender on an Option C policy having the indicated values, where the Base Death Benefit equals the Minimum Death Benefit. The example assumes a corridor percentage of 250% and a partial surrender amount of $70,000.

         Partial Surrender - $70,000

                                                Before the Partial Surrender      After the Partial Surrender
          Accumulated Value                     $84,000                           $14,000
          Total Premiums Paid                   $65,000                           $65,000
          Total Partial Surrenders              $5,000                            $75,000
          Specified Death Benefit               $150,000                          $140,000
          Minimum Death Benefit                 $210,000 ($84,000 x 250%)         $35,000 ($14,000 x 250%)
          Base Death Benefit                    $210,000                          $140,000

As shown above, the Accumulated Value is reduced by $70,000, the total amount of the partial surrender. The Specified Death Benefit is reduced by $10,000, which is the amount by which the partial surrender ($70,000) exceeded the total premiums paid ($65,000) minus the sum of all prior partial surrenders ($5,000).

Partial surrenders are not permitted if the Death Benefit reduction would reduce the Specified Death Benefit below the minimum Specified Death Benefit ($100,000) or cause the policy to lose its status as life insurance under the Code. Partial surrenders will also impact your policy's premium requirement with the GDB Rider, if the GDB Rider is in effect.

A partial surrender may give rise to taxable income. Also, we will notify you if a partial surrender would cause your policy to be treated as a modified endowment contract for tax purposes, so that you can decide whether to pursue the partial surrender or modify or withdraw it to avoid modified endowment contract status. We recommend that you consult your tax adviser before making a partial surrender. The tax consequences of making a partial surrender are discussed in "Federal Tax Considerations."

STATUS OF POLICY AT ATTAINED AGE 121 (ATTAINED AGE 100 IF YOU APPLIED FOR YOUR POLICY BEFORE OCTOBER 6, 2008). If the policy is in force, your policy will remain in force subject to the following changes:

     (1) We will transfer all of your Accumulated Value to the Fixed Account, and the Investment Divisions no longer will be available under your policy. For policies issued in the state of Florida, this transfer will not occur unless requested by the Owner;

     (2)  We will stop charging the Monthly Deduction;

     (3) The Death Benefit option will change to Option A, and no further changes in Death Benefit option will be permitted;

     (4) No additional premiums will be accepted and no changes in Specified Death Benefit will be permitted (other than any Specified Death Benefit decreases that result automatically from partial surrenders);

     (5)  Dollar cost averaging and rebalancing, if applicable, terminate;

     (6)  Riders will terminate as provided in the Rider form;

     (7) Partial surrenders and policy loans (loan interest will continue to accrue) will continue to be allowed; and

     (8)  No increases in the Specified Death Benefit will be allowed.

If you have outstanding Debt, loan repayments may be necessary to maintain a positive Net Accumulated Value since loan interest will continue to accrue.

TERMINATION AND GRACE PERIOD. Your policy will terminate and life insurance coverage will end when one of the following events first occurs:

     (a)  you surrender your policy;

     (b)  the Grace Period ends and your policy lapses; or (c) the Insured dies.

Your policy will enter the Grace Period if your Net Accumulated Value on any Monthly Anniversary is insufficient to pay a Monthly Deduction when due or is zero. We will send you and any assignee notice of the amount necessary to keep your policy in force. That amount generally is equal to at least the next three Monthly Deductions and the applicable Premium Charges, but may be more to have the Net Accumulated Value positive three months later. If you do not pay that amount by the end of the Grace Period, your policy will lapse without value and coverage will end, unless the GDB Rider is in effect.

The policy will continue in effect through the Grace Period. If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions. However, we will reduce the proceeds by any overdue charges.

If the Insured is within two months of age 121 (age 100 if you applied for your policy BEFORE OCTOBER 6, 2008) when the Policy goes into the Grace Period, the Owner will be required to pay an amount at least equal to the unpaid Monthly Deductions to keep the Policy in force to age 121 (age 100 if applicable) plus the applicable Premium Charges. The cost of insurance charges in the Monthly Deduction calculation will be based on the most recently paid cost of insurance charge as of the day the Grace Period begins. All allocations are transferred to the Fixed Account.

REINSTATEMENT. If your policy lapses, you may apply for reinstatement of the policy within five years of the date of lapse by sending a Written Request to our Service Center. We will require satisfactory evidence of the insurability of the Insured at the same underwriting risk classification as at the time of issuance of the policy. The reinstatement amount (or charge) must be sufficient to cover all past due Monthly Deductions assessed during the Grace Period, plus the next three Monthly Deductions and the applicable sales and tax charges. Policy loans will not be restored on reinstatement.

The Accumulated Value on the reinstatement date will equal the Accumulated Value at the time of lapse, minus any Debt, plus any additional Net Premium that is not considered payment of past due charges. The Accumulated Value will be allocated to the Investment Divisions and Fixed Account according to your most recent allocation instructions. The Death Benefit of the reinstated policy cannot exceed the Death Benefit at the time of lapse. The Sales Charge, Policy Fee, Administrative Charge and Asset Based Risk Charge will be reinstated at the duration in effect when the policy lapsed. The Cost of Insurance Charge will be reinstated at the duration in effect on the reinstatement date.

RIGHT TO EXAMINE THE POLICY. In most states, you may cancel your policy by returning it to us within ten days after you receive it. The Right to Examine Period may be longer (i) in some states, (ii) if you acquire your policy as a replacement for another insurance policy, or (iii) if you are a senior citizen. If you return your policy, the policy terminates and we will pay you an amount equal to your total premium paid, less any partial surrender and any policy loans. In some states, however, we will return the Accumulated Value plus fees and charges. We will pay the refund within seven days of receiving your request and the policy. Also in some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the right to examine the policy period, unless we are specifically directed to allocate the premiums to the Investment Divisions. If the policy's Cash Surrender Value is higher than the amount otherwise described in this paragraph as being payable upon return of the policy pursuant to the right to examine, we will pay that higher amount instead. In cases where the amount we pay upon return of the policy is the total premium paid (less any partial surrender and policy loans), we do not pay any Fixed Account interest (or any other return) for the period while the policy was outstanding. However, where the amount we pay is based on the policy's value, that value will include any such Fixed Account interest (and reflect any gains or losses under any variable investment option in which the policy's value was invested).

POSTPONEMENT OF PAYMENT. We may defer for up to fifteen days the payment of any amount attributable to premium paid by check to allow the check a reasonable time to clear. We ordinarily pay any amount attributable to your Accumulated Value allocated to the Separate Account within seven days, except that we may suspend or postpone any transfers or payments to or from the Investment Divisions if any of the following events occur:

     (1) The New York Stock Exchange is closed (other than customary weekend and holiday closings).

     (2)  Trading on the New York Stock Exchange is restricted.

     (3) An emergency exists, as determined by the Securities and Exchange Commission, so that it is not reasonably practicable to dispose of the Separate Account's investments or to determine the value of its assets.

     (4) The Securities and Exchange Commission by order so permits for your protection.

In addition, we may delay payment from the Fixed Account for up to six months. We will pay interest on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                             CHARGES AND DEDUCTIONS

We assess charges and deductions under the policies from your premium and against your value in the Investment Divisions and the Accumulated Value generally. Additional charges and expenses are paid out of the Underlying Mutual Funds' assets, as described in the prospectuses of the Underlying Mutual Funds.

PREMIUM CHARGES. Before we allocate a premium to the Accumulated Value, we subtract the Premium Charges, namely the sales charge, the premium tax charge, and the federal (DAC) tax charge. Premium received as the result of a Section 1035 exchange is subject to the Premium Charges. In the case of a 1035 exchange of a policy with an existing policy loan for this policy; the cash portion of the transfer will be subject to all Premium Charges and the loan amount will be subject to only the premium tax charge and federal tax charge.

SALES CHARGE. The sales charge will not exceed 4.5% of a premium payment, but will decrease based on your aggregate premium payments. This charge is intended primarily to help us pay for actual sales expenses, which include sales representatives' sales commissions and other sales and distribution expenses. On your aggregate premium payments, the sales charge is: 4.5% on $100,000 or less; 3.5% on more than $100,000 through $250,000; 2.5% on more than $250,000 through $500,000; and 2.0% on more than $500,000. The sales charge is only applied in Policy Years 1 through 10. After your tenth Policy Year, there is no sales charge. In fully surrendering the policy (but not in connection with a 1035 exchange), you may be entitled to a partial return of the sales charge that you paid: during the first Policy Year - up to 3% on your aggregate premium payments; and during the second Policy Year - up to 2.5% on your aggregate premium payments. There is no return of sales charge in subsequent Policy Years.

STATE AND LOCAL PREMIUM TAX CHARGE. Unless prohibited by state law, the premium tax charge is 2.5% of each premium in all years. It is intended to help us pay state and local premium taxes. The premium tax charge represents an approximate average of the premium taxes we expect to pay. Unless prohibited by state law, we do not vary the premium tax charge to reflect difference in individual states' tax rates, or the absence of premium tax in certain states. Accordingly, this charge may be higher or lower than the premium tax rate in your state. We may impose the premium tax charge in states that do not have a premium tax. State premium tax rates currently range from 0 to 4%. For policies issued in North Carolina, the premium tax charge will equal that state's premium tax rate, currently 1.9%. We reserve the right to increase or decrease this charge due to any change in tax law or premium taxes we expect to pay.

FEDERAL (DAC) TAX CHARGE. The federal (DAC) tax charge is 1.5% of each premium in all years. It is intended to help us pay the cost of certain federal taxes and other expenses related to the receipt of premiums.

ASSET BASED RISK CHARGE. The Asset Based Risk Charge serves two general purposes. It compensates us for assuming the mortality risks in connection with the policy, including that the cost of insurance charge might not be sufficient to meet the claims and risks under the Death Benefit. We also have assumed the risk that on the Monthly Anniversary preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The other general purpose is to compensate us for assuming the risk that our expense assumptions will have covered the actual expenses we incurred in distributing, issuing, and administering the policies. The foregoing are merely examples of some of the risks for which this charge is intended to compensate us. This charge will never exceed 1.00% per annum in all years, which is deducted from the Investment Divisions on a daily basis, but will decrease over time. The current Asset Based Risk Charge is 0.85% per annum through the tenth Policy Year and 0.05% per annum thereafter through your 20th Policy Year. There is no Asset Based Risk Charge in subsequent Policy Years.

MONTHLY DEDUCTION. As of the Commencement Date and each Monthly Anniversary, we deduct from your Accumulated Value a Monthly Deduction to cover certain charges and expenses in connection with the policy. If the Monthly Anniversary falls on a day other than a Valuation Day, the Monthly Deduction will be determined using the Accumulation Unit Values determined on the next Valuation Day. If the Policy Date is prior to the Commencement Date, any amounts due from the Policy Date to the Commencement Date, in addition to the regular Monthly Deduction, will be taken on the next Monthly Anniversary.

The Monthly Deduction is the sum of the following items:

     (1)  the cost of insurance charge for your policy;

     (2)  the monthly policy fee;

     (3)  the monthly administrative charge; and

     (4)  the cost of additional benefits provided by rider, if any.

You may specify the Investment Divisions and the Fixed Account from which you wish us to deduct the Monthly Deduction. If you do not, we will deduct the Monthly Deduction from the Investment Divisions and Fixed Account in proportion to their value on the Monthly Anniversary.

COST OF INSURANCE CHARGE. The cost of insurance charge is effective as of the Policy Date and deducted as of the Commencement Date and each Monthly Anniversary thereafter by reduction of value of the Fixed Account(s) and canceling Accumulation Units when deducted from an Investment Division. If the Policy Date is prior to the Commencement Date the charges would occur on the next Monthly Anniversary. The cost of insurance charge is intended primarily to compensate us for providing life insurance coverage for the Insured. We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the table of guaranteed maximum monthly cost of insurance rates in your policy. The cost of insurance charge is calculated based on the Net Amount at Risk. The Net Amount at Risk for the Death Benefit options is as follows:

     Option A - The greater of: 1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate, minus the Accumulated Value or 2) the Minimum Death Benefit discounted by one month at the guaranteed minimum rate of interest, minus Accumulated Value.

     Option B - The greater of: 1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate or 2) the Minimum Death Benefit discounted by one month at the guaranteed minimum interest rate minus the Accumulated Value.

     Option C - The greater of: 1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate, plus the greater of the sum of all Premium paid minus all prior total partial surrender amounts or zero, minus the Accumulated Value or 2) the Minimum Death Benefit discounted by one month at the guaranteed minimum interest rate, minus the Accumulated Value.

The guaranteed cost of insurance charges vary based on your policy's Specified Death Benefit, Attained Age, sex, and substandard and flat extra ratings. Thus, the rates differ from year to year. The cost of insurance charge covers our anticipated costs for standard and substandard ratings. The current rate is determined by us, but it will never exceed the guaranteed rates shown in your policy.

The Accumulated Value may vary month to month, based on the performance of the Investment Divisions you have selected, the addition of interests credited to your Fixed Account and Loan Account (if any), the deduction of charges, and any other policy transactions. Under policies with an Option A or Option C death benefit, increases in Accumulated Value generally decrease the Net Amount at Risk; conversely, decreases in the Accumulated Value increase the Net Amount at Risk. Since the cost of insurance charge is based on the Net Amount at Risk, your cost of insurance charges probably will be correspondingly different each month. Under policies with an Option B death benefit, however the Net Amount of Risk does not vary with changes in the Accumulated Value. Accordingly, under Option B a change in Accumulated Value generally does not affect your monthly cost of insurance charge. Under any Death Benefit Option, however, if your death benefit equals Minimum Death Benefit, changes in Accumulated Value will affect the Net Amount at Risk, because your death benefit will equal the Accumulated Value times a specified percentage. In that circumstance, increases in Accumulated Value increase the Net Amount at Risk and, accordingly, your monthly cost of insurance charge.

We determine the cost of insurance charge separately for the initial Specified Death Benefit and each subsequent unscheduled increase. The cost of insurance charge for an increase reflects circumstances, such as the Insured's age and underwriting risk classification, at the time of the increase.

We charge a lower current cost of insurance rate for policies with a Specified Death Benefit of $1,000,000 or above. If an increase (or decrease) in the Specified Death Benefit causes a crossover from one band to the next, the monthly cost of insurance charge immediately following the increase will reflect the lower (or higher) cost of insurance rate.

MONTHLY POLICY FEE. We start deducting this fee as of the Commencement Date. If the Policy Date is prior to the Commencement Date any amounts due from the Policy Date to the Commencement Date, in addition to the regular Monthly Deduction, will be taken on the next Monthly Anniversary. We will deduct the charges for those months that have elapsed from the Policy Date to the
Commencement Date. Each month we deduct a monthly policy fee. It is $10 per month for the first ten Policy Years and $8 per month thereafter. The monthly policy fee compensates Jackson primarily for expenses of policy administration, including those associated with preparing the policies and confirmations, maintenance of Owner records, and the cost of other services necessary to service Owners, as well as those administrative expenses listed above attributable to both the policies and the Separate Account.

MONTHLY ADMINISTRATIVE CHARGE. We start deducting this fee as of the Commencement Date unless the Policy Date is prior to the Commencement Date whereby the charges would occur on the next Monthly Anniversary. We will deduct the charges for those months that have elapsed from the Policy Date to the Commencement Date.

The administrative charge is based on the Insured's age on the Issue Date and the Specified Death Benefit, up to $2 million of Specified Death Benefit. During the first 15 Policy Years:

                          ISSUE AGE            $ PER $1,000
                          ---------            ------------
                            0-49                  0.050
                            50-54                 0.055
                            55-59                 0.060
                            60-64                 0.070
                            65-69                 0.085
                            70-74                 0.095
                            75-79                 0.150
                            80-85                 0.200
                             86                   0.220
                             87                   0.240
                             88                   0.260
                             89                   0.280
                             90                   0.300

Thereafter, the administrative charge is $0.01 per $1,000 of the first $2 million of Specified Death Benefit, regardless of the Insured's age on the Issue Date.

If you request an increase in Specified Death Benefit under a policy applied for ON OR AFTER OCTOBER 6, 2008, we will also impose a monthly administrative charge for each such increase, according to the table above.

The administrative charge compensates us primarily for our administrative expenses in connection with the issue and maintenance of the policies and initial preparation and maintenance of the Separate Account. We perform or delegate all such administrative functions, which include preparation of annual reports and statements, maintenance of Investment Division and Separate Account records, and filing fees. In addition, certain expenses such as administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, and costs associated with accounting, valuation, regulatory and reporting requirements are attributable to both the policies and maintenance of the Separate Account.

TRANSFER CHARGE. You may make 15 transfers free of charge in any Policy Year. The Allocation Date transfer and transfers under our dollar cost averaging and rebalancing programs are free and are not counted toward the 15 free transfers per year and are not subject to the transfer charge. We will deduct a charge of $25 per transfer in excess of 15 from the transferred amount before allocating it to the allocation option(s) you have requested.

ILLUSTRATION CHARGE. At your request, we will provide you with one personalized illustration free of charge each Policy Year. We will charge a fee of $25 (to be paid in cash) for any additional illustration you may request.

RE-UNDERWRITING CHARGE. If your policy requires underwriting approval after the Commencement Date, we will deduct a charge of $25.

RIDER CHARGES. To the extent that your policy includes riders, a charge applicable to each rider you purchased may be deducted from your Accumulated Value each month. Any such charge is to compensate us for providing the benefits pursuant to the rider in question and is specified in the applicable rider. The rider charges are summarized in the Fee Table on page 3. For a description of the available riders see "Optional Insurance Benefits" beginning on page 35.

ADDITIONAL POLICY CHARGES. We do not currently assess a charge for federal, state, or other taxes that may be attributable to the operations of the Separate Account, but we reserve the right to do so in the future.

UNDERLYING MUTUAL FUND EXPENSES. You indirectly bear the charges and expenses of the Underlying Mutual Funds whose shares are held by the Investment Divisions to which you allocate your Accumulated Value. The Separate Account purchases shares of the Underlying Mutual Funds at net asset value. Each Underlying Mutual Fund's net asset value reflects management fees and other operating expenses already deducted from the Underlying Mutual Fund's assets. For a summary of historical expenses of the Underlying Mutual Funds, see the table called "Underlying Mutual Fund Expenses" above. For more information concerning the management fees and other charges against the Underlying Mutual Funds, see the prospectuses and the statements of additional information for the Underlying Mutual Funds, which are available upon request.

We may receive compensation from the investment advisers or administrators of the Underlying Mutual Funds. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and, therefore, may differ from one Underlying Mutual Fund to another.

SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS. Where permitted by state insurance laws, policies may be purchased under group or sponsored arrangements. We may reduce or waive the charges and deductions described above for policies issued under these arrangements. We will reduce these charges and deductions in accordance with our rules in effect when we approve the application. To qualify for a reduction, a group or sponsored arrangement must satisfy our criteria as to, for example, the size of the group, the expected number of participants, and anticipated premium from the group. Generally, the sales contacts and effort, administrative costs, and mortality cost per policy vary based on such factors as the size of the group or sponsored arrangements, the purposes for which policies are purchased, and certain characteristics of the group's members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements. From time to time, we may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory.

PURPOSE AND AMOUNT OF CHARGES. The names by which we refer to the various charges we deduct pursuant to the terms of your policy, as well as our above explanation of those charges, may indicate the charges' primary purposes. But we do not explain every purpose for which each charge is imposed and we expect to earn a profit from some of these charges (including, for example, the cost of insurance charge and the Asset Based Risk Charge). We have the right to use any profits from any charge for any proper corporate purpose, including retaining such profits as part of our corporate surplus.

                            GENERAL POLICY PROVISIONS

STATEMENTS TO OWNERS. Each year following your Policy Anniversary, we will send you a report showing information concerning your policy transactions in the past year and the current status of your policy. The report will include information such as the Accumulated Value as of the end of the current and the prior year, the current Death Benefit, Cash Surrender Value, Debt, partial surrenders, Earnings, premium paid, and deductions made since the last annual report. We will also include any information required by state law or regulation.

We will mail you confirmations or other appropriate notices of policy transactions. In addition, we will send you the financial statements of the Underlying Mutual Funds and other reports as specified in the 1940 Act. Please give us 30 days written notice of any address change. Please read your statements and confirmations carefully, verify their accuracy, and contact us within 30 days with any question you may have.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Service Center for more information.

LIMIT ON RIGHT TO CONTEST. We may not contest the insurance coverage under the policy after the policy has been in force during the lifetime of the Insured(s) for two years from the Issue Date, except for nonpayment of any required premium. A reinstated or modified policy may be contested only with respect to material misrepresentations made in the application for such reinstatement or request for policy modifications. In the case of an increase in coverage under the policy, only the amount of the increase may be contested with respect to material misrepresentations made in the related application for two years from the approval date.

In issuing a policy, we will rely on your application. Your statements in that application, in the absence of fraud, are considered representations and not warranties. We will not use any statement made in connection with the application to void the policy or to deny a claim unless that statement is contained in the written application.

SUICIDE. If an Insured commits suicide while sane or insane within two years of the Issue Date, we will return to you an amount equal to the premiums paid less total partial surrenders and any Debt. Any increase in coverage will also have a two-year suicide period relating specifically to the increase in coverage. If an Insured commits suicide while sane or insane within two years of the approval date of any increase in coverage, we will return to you an amount equal to the portion of the Monthly Deduction associated with such increase. The applicable suicide exclusion period may be longer or shorter in certain states.

MISSTATEMENT AS TO AGE AND SEX. If the age or sex of an Insured is incorrectly stated in the application and the error is discovered before a claim is made, the benefits under the policy will be those that the premium paid would have purchased at the correct age and sex. If the claim is in process when the error is discovered, the death benefit will be adjusted to be that which the most recent cost of insurance deduction would have purchased for the correct age and sex.

BENEFICIARY. You name the beneficiary(ies) in the application. You may change the beneficiary by submitting a written request to the Service Center, unless an irrevocable beneficiary was previously named. We will provide a form to be signed and filed with us. Your request for a change in beneficiary will take effect when we record the change. Until we record the change in beneficiary, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files or taking any other related action before that time.

If you name more than one primary beneficiary, we will divide the Death Benefit equally among your beneficiaries unless you instruct otherwise. The interest of any beneficiary who dies before the Insured(s) ends at his or her death. If no primary beneficiary survives the Insured(s), we will divide the Death Benefit equally among any surviving named contingent beneficiary(ies), unless you instruct otherwise. If no beneficiary is living, we will pay the Death Benefit to the Owner or the Owner's estate.

ASSIGNMENT. You may assign your policy while it is in force. You must notify us of an assignment in writing. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the beneficiary may be affected by an assignment. An assignment may result in taxable income and a 10% penalty tax. You should consult your tax adviser before assigning your policy.

CREDITORS' CLAIMS. To the extent permitted by law, no benefits payable under this policy will be subject to the claims of your creditors or the creditors of your beneficiary.

DIVIDENDS. We will not pay any dividend under the policy, nor do the policies share in the surplus or revenue of Jackson.

NOTICE AND ELECTIONS. To be effective, all notices and elections under the policy must be in writing, signed by you, and received by us at our Service Center. Certain exceptions may apply. Unless otherwise provided in the policy, all notices, requests and elections will be effective when received at our Service Center complete with all necessary information.

MODIFICATION. We reserve the right to modify the policy without written notice or your consent in the circumstances described in this prospectus or as necessary to conform to applicable law or regulation or any ruling issued by a governmental agency. The provisions of the policy will be construed so as to comply with the requirements of Section 7702 of the Code that defines life insurance. We also reserve the right to change our administrative procedures consistent with the policy.

CONVERSION. (This conversion privilege applies only to policies applied for BEFORE OCTOBER 6, 2008.) After the 20th Policy Anniversary, you may convert the policy to reduced paid-up insurance, so long as your Net Accumulated Value is at least $3,000, and if you do not want to pay any additional premium. With reduced paid-up insurance, the policy's Death Benefit becomes your Net Accumulated Value divided by the net single premium. The net single premium is calculating using the minimum interest rate of the Fixed Account and the guaranteed COI charge, which varies by sex and age of the Insured. Reduced paid-up insurance has an accumulated value based on the minimum interest rate of the Fixed Account and the COI charges under the Commissioner's 1980 Standard Ordinary Age Nearest Birthday Mortality Table, male or female. Partial surrenders will reduce the accumulated value and Death Benefit. No loans will be allowed under this option.

                           FEDERAL TAX CONSIDERATIONS

The following discussion is based upon our understanding of current federal income tax law applicable to life insurance policies in general and is NOT intended as tax advice. You should consult competent tax counsel for more complete information.

There is the risk that the tax advantages associated with the policy may be reduced or eliminated by changes in the federal tax laws. We cannot predict the probability that any changes in those laws will be made. Also, we do not guarantee the tax status of the policy. You bear the complete risk that the policy may not be treated as a "life insurance contract" under federal income tax laws. We also have not considered any applicable state or other federal tax laws. You should seek tax advice concerning the effect on your personal tax liability of the transactions permitted under the policy, as well as any other questions you may have concerning the tax status of the policy, the applicability of state or other tax laws or the possibility of changes in the tax law.

The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax rules applicable to such plans are complex and the tax consequences of such plans will vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes and consequences of the particular arrangement.

TAXATION OF JACKSON AND THE SEPARATE ACCOUNT. Jackson is taxed as a life insurance company under Part I of Subchapter L of the Code. The operations of the Separate Account are taxed as part of the operations of Jackson. Investment income and realized capital gains are not taxed to the extent that they are applied under the policy. Accordingly, we do not anticipate that Jackson will incur any federal income tax liability attributable to the operation of the Separate Account (as opposed to the federal tax related to the receipt of premiums under the policy). Therefore, we are not making any charge or provision for federal income taxes attributable to the operation of the Separate Account. However, if the tax treatment of the Separate Account is changed, we may charge the Separate Account for its share of the resulting federal income tax.

In several states we may incur state and local taxes (in additional to premium taxes) on the operations of the Separate Account. At present, these taxes are not significant and we currently are not making any charge or provision for them against the Separate Account. If these taxes should be increased, we may make a charge or provision for them against the Investment Divisions. If we do so, the value of Accumulation Units and, therefore, the investment results of the Investment Divisions will be reduced.

JACKSON  TAXATION.  We will pay company  income  taxes on the taxable  corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal Deferred Acquisition Cost ("DAC") Tax Charge" under variable life insurance policies, but the "Federal DAC Tax Charge" merely compensates us for the required deferral of acquisition costs and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal DAC Tax Charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the policies.

TAX STATUS OF THE POLICY. The policy is structured to satisfy the definition of a life insurance contract under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on the relationship of the Accumulated Value to the insurance amount at risk. As a result, the Death Benefit ordinarily will be fully excluded from the gross income of the beneficiary.

Depending upon the circumstances, a surrender, partial surrender, change in the Death Benefit option, change in the Specified Death Benefit, lapse with a policy loan outstanding, or an assignment of the policy may have tax consequences. In particular, under specified conditions, a distribution under the policy during the first 15 years from date of issue that reduces future benefits under the policy will be taxed to you as ordinary income to the extent of any investment earnings in the policy.

In the absence of final regulations or other pertinent interpretations of the Code, some uncertainty exists as to how a substandard risk policy can meet the statutory definition of life insurance. If a policy were deemed not to be life insurance for tax purposes, it would not provide most of the tax advantages usually provided by life insurance. We reserve the right to amend the policy to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service ("IRS").

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code requires the investments held under the policy to be "adequately diversified" in accordance with Treasury regulations in order for the policy to be treated as a life insurance contract for federal income tax purposes. We intend that each Investment Division and each Underlying Mutual Fund in which an Investment Division invests will comply with the diversification requirements prescribed by
Section 1.817-5 of the Treasury regulations, which prescribe how assets may be invested. If the investments held under the policy were not "adequately diversified," you would lose the tax deferral advantages of the policy and would be subject to current federal income taxes on all Earnings allocable to the policy.

OWNER CONTROL. In certain circumstances, the owner of a variable life insurance policy may be considered, for federal income tax purposes, the owner of the assets of the variable account used to support the policy. In those circumstances, income and gains from the variable account assets would be includible in the Owner's gross income. In a Revenue Ruling issued in 2003, the IRS considered certain variable annuity and variable life insurance policies and held that the types of actual and potential control that the policy owners could exercise over the investment assets held by the insurance company under these variable policies was not sufficient to cause the policy owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the policy, like the policies described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the policy owner and Jackson regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The policy will differ from the policies described in the Revenue Ruling in two respects. The first difference is that the policy in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional eight options whereas our policy offers 72 Investment Divisions and at least one Fixed Account. The second difference is that the owner of a policy in the Revenue Ruling could only make one transfer per 30-day period without a fee, whereas a policy owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances. Jackson does not believe that the differences between the policy and the policies described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the policy without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a policy. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the policy to the extent required to maintain favorable tax treatment.

The remainder of this discussion assumes that the policy will be treated as a life insurance contract for federal income tax purposes and that Jackson will be considered the owner, for federal income tax purposes, of the Separate Account assets.

TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the Death Benefit payable under your policy is excludable from gross income under the Code. Certain transfers of the policy, however, may result in a portion of the Death Benefit being taxable.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the payment options, payments will include both amounts attributable to the Death Benefit, which will be excludable from the beneficiary's gross income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the beneficiary's gross income.

TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, any increase in your Accumulated Value is generally not taxable to you unless you receive or are deemed to receive amounts from the policy before the Insured dies. See the following section entitled "Distributions" for a discussion of the taxability of such payments.

DISTRIBUTIONS. If you make a full withdrawal under your policy, the amount withdrawn will be includable in your income to the extent the amount received exceeds the "investment in the contract." The "investment in the contract" generally is the total premium and other consideration paid for the policy, less the aggregate amount previously received under the policy to the extent such amounts received were excludable from gross income.

Whether partial surrenders (or other amounts deemed to be withdrawn) from the policy constitute income depends, in part, upon whether the policy is considered a "modified endowment contract" ("MEC") for federal income tax purposes. Amounts deemed to be withdrawn for this purpose include charges deducted for the Other Insured Term Insurance Rider (on rider Insureds who are not related to the base Insured).

POLICIES WHICH ARE MECS

CHARACTERIZATION OF A POLICY AS A MEC.

Section 7702A of the Code treats any life insurance contract that fails to satisfy a "seven-pay" test as a modified endowment contract. A policy will fail to satisfy the seven-pay test if the cumulative premiums paid under the policy at any time during the first seven policy years, or within seven years after a material change in the policy, exceed the sum of the net level premiums that would have been paid had the policy provided for paid-up future benefits after the payment of seven level premiums.

We will monitor your premium payments and other policy transactions and notify you if a payment or other transaction might cause your policy to become a MEC. We will not invest any premium or portion of a premium that would cause your policy to become a MEC. If we receive such a premium, we will notify you and if you elect to have your policy become a MEC contract, we will apply the premium on the business day we receive your election. Otherwise we will return the premium to you.

Further, if a transaction occurs which decreases the Death Benefit of your policy during the first seven years, we will retest your policy, as of the date of its purchase, based on the lower Death Benefit to determine compliance with the seven-pay test. Also, if a decrease in the Death Benefit occurs within seven years of a "material change," we will retest your policy for compliance as of the date of the "material change." Failure to comply in either case would result in the policy's classification as a MEC.

The rules relating to whether a policy will be treated as a MEC are complex. Therefore, you should consult with a qualified tax adviser to determine whether a particular transaction will cause your policy to be treated as a MEC.

TAX TREATMENT OF PARTIAL SURRENDERS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If your policy is a MEC, partial surrenders from your policy and other amounts deemed to be withdrawn will be treated first as withdrawals of income and then as a recovery of premium. Thus, you may realize taxable income upon a withdrawal if the Accumulated Value exceeds the "investment in the contract." You may also realize taxable income when you take a policy loan, because any loan (including unpaid loan interest) under the policy will be treated as a withdrawal for tax purposes. Charges for some riders may be treated as withdrawal under these provisions. In addition, if you assign or pledge any portion of the value of your policy (or agree to assign or pledge any portion), the assigned or pledged portion of your Accumulated Value will be treated as a withdrawal for tax purposes. Before assigning, pledging, or requesting a loan under a policy that is a MEC, you should consult a qualified tax adviser.

PENALTY TAX. Generally, withdrawals (or the amount of any deemed withdrawals) from a MEC are subject to a penalty tax equal to 10% of the portion of the withdrawal that is includable in income, unless the withdrawals are made: (1) after you reach age 59 1/2, (2) because you have become disabled (as defined in the Code), or (3) as substantially equal periodic payments over your life or life expectancy or the joint lives or life expectancies of you and your beneficiary, as defined in the Code. These exceptions will not apply, however, if the Owner of the policy is a corporation, partnership, trust or other entity.

AGGREGATION OF POLICIES. All life insurance policies that are MECs and that are purchased by the same person from us or any of our affiliates within the same calendar year will be aggregated and treated as one life insurance policy for purposes of determining the amount of a withdrawal (including a deemed withdrawal) that is includable in taxable income and subject to the 10% penalty tax.

POLICIES WHICH ARE NOT MECS

TAX TREATMENT OF WITHDRAWALS GENERALLY. If your policy is not a MEC, the amount of any partial withdrawal or deemed withdrawal from the policy will be treated first as a non-taxable recovery of premium and then as gross income from the policy. Thus, only the portion of a withdrawal that exceeds the "investment in the contract" immediately before the withdrawal will be includable in gross income.

CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS. As indicated above, the Code limits the amount of premium that may be paid and the Accumulated Values that can accumulate relative to the Death Benefit. Where cash distributions are required under the Code in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the Code, during this period), some or all of such amounts may be includable in taxable income.

TAX TREATMENT OF LOANS. If your Policy is not a MEC, a loan received under the policy generally will be treated as indebtedness for tax purposes, rather than a withdrawal of Accumulated Value. As a result, you will not realize taxable income on any part of the loan as long as the policy remains in force. If you make a full surrender under your policy or if it lapses, any outstanding loan balance will be treated as an amount received by you as part of the Surrender Value. Accordingly, you may be subject to taxation on the loan amount at that time. Generally, you may not deduct interest paid on loans under the policy.

Finally, if your Policy is not a MEC, distributions (including distributions upon surrender) and policy loans are not subject to the 10% additional penalty tax.

TREATMENT BEYOND ATTAINED AGE 121 (OR ATTAINED AGE 100 FOR POLICIES APPLIED FOR BEFORE OCTOBER 6, 2008). As described above, if the Cash Surrender Value is greater than zero at the Insured's Attained Age 121 (or Attained Age 100 for policies applied for BEFORE OCTOBER 6, 2008), no additional premiums will be accepted and no additional monthly charges will be incurred. Neither the Code nor any regulations or other guidance under the Code prescribe how a policy can qualify as a life insurance contract for federal tax purposes after an Insured attains age 121 (or Attained Age 100 for policies applied for BEFORE OCTOBER 6,
2008), and there is a risk that you could be viewed as constructively receiving the Cash Surrender Value (including any Indebtedness) in the year in which the Insured attains age 121 (or Attained Age 100 for policies applied for BEFORE OCTOBER 6, 2008). In that event, you would realize taxable income at that time in an amount equal to the Accumulated Value less the "investment in the contract", even if the Accumulated Value is not distributed at that time. You should consult a qualified tax professional as an Insured approaches Attained Age 121 (or Attained Age 100 for policies applied for BEFORE OCTOBER 6, 2008).

ACTIONS TO ENSURE COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium we intend to permit for the Policies will comply with the Code definition of life insurance. We will monitor the amount of your premium, and, if your total premiums during a Policy Year exceed those permitted by the Code, we will refund the excess premium within 60 days of the end of the Policy Year and will pay interest and other earnings (which will be includable in taxable income) as required by law on the amount refunded. In addition, the operation of certain provisions in the policy may increase the Death Benefit (which may result in larger charges under a Policy) or require other action deemed necessary to ensure the compliance of the policy with the federal tax definition of life insurance.

FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the federal government a part of the taxable portion of withdrawals made under a policy, unless the Owner notifies us in writing at or before the time of the withdrawal that he or she chooses not to have withholding. As Owner, you will be responsible for the payment of any taxes and early distribution penalty taxes that may be due on the amounts received or deemed received under the policy, whether or not you choose withholding. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

TAX ADVICE. This summary is not a complete discussion of the tax treatment of the policy. You should seek tax advice from an attorney who specializes in tax issues.

                 DESCRIPTION OF JACKSON AND THE SEPARATE ACCOUNT

JACKSON NATIONAL LIFE INSURANCE COMPANY. Jackson is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing Michigan 48951. Jackson is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson is ultimately a wholly owned subsidiary of Prudential plc in London, England.

THE SEPARATE ACCOUNT. The Separate Account was established in 1997 as a segregated asset account of Jackson. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. The Securities and Exchange Commission does not supervise the management of the Separate Account or Jackson.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the policies offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the policies are general corporate obligations of Jackson.

The Separate Account is divided into Investment Divisions. The assets of each Investment Division are invested in the shares of one of the Underlying Mutual Funds. We do not guarantee the investment performance of the Separate Account, its Investment Divisions, or the Underlying Mutual Funds. Values allocated to the Separate Account will rise and fall with the values of shares of the Underlying Mutual Funds and are also reduced by policy charges. In the future, we may use the Separate Account to fund other variable life insurance policies. We will account separately for each type of variable life insurance policy funded by the Separate Account.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS. We hold the assets of the Separate Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Underlying Mutual Funds.

STATE REGULATION OF JACKSON. We are subject to the laws of Michigan and regulated by the Michigan Department of Insurance. We file quarterly and annual statements with the Department of Insurance covering our operations and financial condition for the quarter and year-end. We are examined periodically by the Department of Insurance to verify our liabilities and policy reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

                            DISTRIBUTION OF POLICIES

Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the policies. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.

Commissions  are paid to  registered  representatives  who  sell  the  policies.
Information  on  commissions  can  be  found  in  the  Statement  of  Additional
Information. Where lower commissions are paid, we may also pay trail commissions. We may use any of our corporate assets to cover the cost of distribution, including any profit from the policy's Asset Based Risk Charge and other charges.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales. Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. These payments are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.


Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products:

A.G. Edwards & Sons, Inc.
Centaurus Financial, Inc.
Commonwealth Financial Network
FSC Securities Corporation
Hantz Financial Services, Inc.
Intersecurities, Inc.
Invest Financial Corporation
Investment Centers of America, Inc.
Lincoln Financial Securities Corporation
LPL Financial Corporation
National Planning Corporation
Next Financial Group, Inc.
Raymond James & Associates, Inc.
Royal Alliance Associates, Inc.
Securities America, Inc.
SII Investments, Inc.
UBS Financial Services, Inc.
Wachovia Securities LLC
WaMu Investments, Inc.
Woodbury Financial Services, Inc.

Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

     o    Investment Centers of America, Inc., and

     o    Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or Statement of Additional Information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson
National Life Insurance Company and its subsidiary Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this policy over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the policy.

                                LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2008, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.


                              FINANCIAL STATEMENTS

You can find the financial statements for the Separate Account and for Jackson in the Statement of Additional Information. The financial statements of Jackson that are included should be considered only as bearing upon Jackson's ability to meet its contractual obligations under the policies. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your policy and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.


You should know that your representative is independent of Jackson. He or she is responsible for the use and security of information you provide him or her. Please contact your representative if you have questions about his or her privacy policy.


SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. WE HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                                GLOSSARY OF TERMS

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this section.

1940 ACT - Investment Company Act of 1940, as amended.

ACCUMULATED VALUE - The sum of your values in the Separate Account, the Fixed Account, and the Loan Account. In policies applied for BEFORE OCTOBER 6, 2008, Accumulated Value was referred to as Policy Value.

ACCUMULATION UNIT - An accounting unit of measurement that we use to calculate the value in an Investment Division.

ALLOCATION DATE - The date we allocate premium from the Fixed Account to the Investment Divisions elected on the application (or the most recent allocation instructions provided by the Owner). The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy.

ATTAINED AGE - The Insured's age on the birthday nearest to the Policy Date plus the number of full years since the Policy Date.

CASH SURRENDER VALUE - The Accumulated Value minus any Debt and plus any return of sales charge.

CODE - Internal Revenue Code of 1986, as amended.

COMMENCEMENT DATE - The date we place your policy in force after we have received: underwriting approval, any requirements outstanding after the Issue Date, and premium in an amount equal to or exceeding the minimum initial requirement.

DAY 1 LOANS - A loan that exists at the Issue Date of a policy as a result of a 1035 transfer of a policy with an existing loan.

DEATH BENEFIT - The greater of (a) the Minimum Death Benefit or (b) the death benefit amount determined by the Death Benefit option and the Specified Death Benefit you have chosen.

DEATH BENEFIT PROCEEDS - The amount we will pay to the beneficiary(ies) under the policy upon the death of the Insured. This amount is equal to the Death Benefit less any outstanding Debt or due and unpaid charges plus any rider benefits.

DEBT - The sum of all unpaid policy loans and accrued interest.

EARNINGS - Your Accumulated Value reduced by total premiums paid.

FIXED ACCOUNT - An allocation option under the policy that earns an annually declared rate of interest of not less than 3%. Assets allocated to the Fixed Account are part of our general account.

GRACE PERIOD - A 61-day period during which we will keep your policy in force even though the Accumulated Value is insufficient to keep your policy in force. We will notify you and give you an opportunity to pay additional premium or policy loan repayments to keep your policy in force after the Grace Period.

GUIDELINE PREMIUM - The maximum amount of premium you can contribute to your policy under the Guideline Premium and Cash Value Corridor Test, as defined in the Code.

INSURED - The person whose life is insured under the policy.

INVESTMENT DIVISION - Separate and distinct divisions of the Separate Account, each of which invests in a single Underlying Mutual Fund. The value in the Investment Divisions will go up or down depending on the performance of the underlying mutual funds and the charges deducted from the Investment Divisions.

ISSUE DATE - The date Jackson issued your policy and from which we measure contestability periods. It may be later than the Policy Date.

LOAN ACCOUNT - An account established as part of our general account for amounts transferred from the Investment Divisions and/or the Fixed Account as security for your policy loans.

MINIMUM DEATH BENEFIT - Your Accumulated Value multiplied by the death benefit percentage applicable to the Attained Age as shown in the policy, or if greater, the minimum amount necessary for the policy to stay qualified as life insurance for federal tax purposes.

MONTHLY ANNIVERSARY - The same day in each month as the Policy Date unless your Policy Date is on the 29th, 30th or 31st and there is no such date in the month, then your Monthly Anniversary is the last day of the month.

MONTHLY DEDUCTION - The amount deducted from your Accumulated Value on each Monthly Anniversary, consisting of the cost of insurance charge, the monthly policy fee, the monthly administrative charge, and the cost of any optional benefit. If a monthly anniversary is not a business day, we will determine your Monthly Deduction as of the next following business day, and the deduction will have an effective date equal to the Monthly Anniversary date.

NET ACCUMULATED VALUE - The Accumulated Value minus Debt. In policies applied for BEFORE OCTOBER 6, 2008, Net Accumulated Value was referred to as Net Policy Value.

NET AMOUNT AT RISK - The net amount at risk is the amount on which cost of insurance charges are based.

NET PREMIUM - The premium less the Premium Charges.

OWNER - The person(s) having the privileges of ownership defined in the policy. The Owner(s) may or may not be the same person(s) as the Insured(s). If your policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY ANNIVERSARY - An annual anniversary of the Policy Date.

POLICY DATE - The effective date of insurance coverage under your policy. It is used to determine Policy Anniversaries, Policy Years, and Monthly Anniversaries.

POLICY YEAR - Each twelve-month period beginning on the Policy Date or any Policy Anniversary.

PREMIUM  CHARGES - The sales  charge,  the premium  tax charge,  and the federal
(DAC) tax charge.

QUALIFYING MONTHLY PREMIUM AMOUNT - The amount specified as such in your policy, if your policy includes the GDB Rider. The Qualifying Monthly Premium Amount is used in determining whether your policy meets the premium requirement of the GDB Rider.

RIGHT TO EXAMINE PERIOD - The minimum period of time during which you can cancel your policy, generally ten days from the date your received your policy.

SCHEDULE OF SPECIFIED DEATH BENEFITS - The scheduled Specified Death Benefits, chosen by the Owner at issue or modified at a later date, for each Policy Year through the Insured's age 100. The schedule may be level for the life of the policy or change on Policy Anniversaries.

SEPARATE ACCOUNT - Jackson National Life Separate Account IV, the segregated asset account of Jackson that funds the policies.

SERVICE  CENTER - Jackson  Service  Center,  P.O. Box 30502,  Lansing,  Michigan
48909-8002,  1-800-766-4683  or IMG Service  Center,  P.O.  Box 30386,  Lansing,
Michigan 48909-7886, 1-800-777-7779. You can send express mail to the Jackson Service Center at 1 Corporate Way, Lansing, Michigan 48951 or the IMG Service Center at 1 Corporate Way, Lansing, Michigan 48951.

SPECIFIED DEATH BENEFIT - The initial amount of insurance under your base policy, adjusted for any changes in accordance with the terms of your policy.

UNDERLYING MUTUAL FUND - A separate investment series of one of the following registered management investment companies: JNL Series Trust or JNL Variable Fund LLC. The assets of each Investment Division of the Separate Account will be invested in one of the Underlying Mutual Funds. Policies applied for BEFORE OCTOBER 6, 2008, refer to these series as "Portfolios," rather than as Underlying Mutual Funds.

VALUATION DAY - Each Business Day, as used in the policy, so long as the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Investment Divisions. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each Valuation Day and ends at the close of the New York Stock Exchange on the next Valuation Day.

WRITTEN REQUEST - A request in writing received by us at our Service Center that meets our requirements for completeness. A complete Written Request is said to be in good order.

                                   APPENDIX A

Effects of Partial Surrenders on the Death Benefit under Death Benefit Option A

The following examples illustrate how the Death Benefit is decreased as the result of a partial surrender under different circumstances. All examples assume a total partial surrender amount of $20,000 and a Minimum Death Benefit percentage of 250%. See "Partial Surrenders" on page 39 for more information.

EXAMPLE 1. The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where the Death Benefit is not in the corridor.

                                     Before the Partial Surrender          After the Partial Surrender
Accumulated Value                    $40,000                               $20,000
Specified Death Benefit (A)          $200,000                              $180,000

Minimum Death Benefit (B)            $100,000 ($40,000 x 250%)             $50,000 ($20,000 x 250%)
Death Benefit                        $200,000 (greater of A and B)         $180,000 (greater of A and B)


As shown above, the Specified Death Benefit is reduced by $20,000, the total partial surrender amount.

EXAMPLE 2. The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where the Death Benefit is in corridor, and total partial surrender amount is greater than the difference between the Minimum Death Benefit and Specified Death Benefit.

                                     Before the Partial Surrender          After the Partial Surrender
Accumulated Value                    $84,000                               $64,000
Specified Death Benefit (A)          $200,000                              $190,000

Minimum Death Benefit (B)            $210,000 ($84,000 x 250%)             $160,000 ($64,000 x 250%)
Death Benefit                        $210,000 (greater of A and B)         $190,000 (greater of A and B)


As shown above, the Specified Death Benefit is reduced by $10,000, the amount by which the total partial surrender amount ($20,000) exceeded the difference between the Minimum Death Benefit ($210,000) and the Specified Death Benefit ($200,000) immediately before the partial surrender.

EXAMPLE 3. The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where the Death Benefit is in the corridor, and total partial surrender amount is less than the difference between the Minimum Death Benefit and Specified Death Benefit.

                                     Before the Partial Surrender          After the Partial Surrender
Accumulated Value                    $90,000                               $70,000
Specified Death Benefit (A)          $200,000                              $200,000

Minimum Death Benefit (B)            $225,000 ($90,000 x 250%)             $175,000 ($70,000 x 250%)
Death Benefit                        $225,000 (greater of A and B)         $200,000 (greater of A and B)


As shown above, the Specified Death Benefit is unchanged.

                                   APPENDIX B

                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage, Inc.                   Capital Analysts, Inc.                       Essex National Securities
1st Global Capital Corp.                       Capital City Securities                      Feltl & Company
Abbott Bennett Group LLC                       Capital Financial Group                      Ferris Baker Watts, Inc.
A.G. Edwards & Sons, Inc.                      CCF Investments, Inc.                        FFP Securities, Inc.
Acorn Financial                                CCO Investment Services Corp.                Fifth Third Securities
Advantage Capital Corp.                        Centennial Securities Company                Financial Network Investment
Advisors Marketing, Inc.                       Centaurus Financial, Inc.                    First Allied Securities, Inc.
AIG Financial Advisors                         Century Securities                           First Brokerage America
Allegiant Securities                           CFD Investments, Inc.                        First Heartland Capital, Inc.
American General Securities                    Chevy Chase Securities                       First Independent Financial
American Investors Company                     Choice Investments, Inc.                     First Merit Insurance Agency
American Portfolios Financial                  Colonial Brokerage                           FNB Brokerage Services
Ameriprise Advisor Services                    Colonial Financial Services                  Fortune Financial Services
Ameritas Investment Corp.                      Colonial Investments Services                Founders Financial Securities
Apple Tree Investments                         Commonwealth Financial Network               Fox & Company Investments, Inc.
Askar Corp.                                    Community Bankers Securities                 FSC Securities Corp.
Associated Securities Corp.                    Comprehensive Asset Management, Inc.         FTC Methods Inc.
AXA Advisors, LLC                              Coordinated Capital Securities               G.A. Repple and Company
BancWest Investment Services                   Countrywide Investment Services              G.W. Sherwold Associates, Inc.
BB&T Investment Services Inc.                  Crowell, Weedon & Company                    GBA Financial Group, LLC
BCG Securities                                 Crown Capital Securities L.P.                Geneos Wealth Management, Inc.
Bentley Lawrence Securities                    CUE Financial Group, Inc.                    GF Investment Services
Berthel Fisher & Company Financial Services    CUNA Brokerage Services, Inc.                GLP Investment Services
BFT Financial                                  CUSO Financial Services                      Great American Advisors, Inc.
BOSC, Inc.                                     Cutter and Company                           Great Nation Investment Corp.
Brecek & Young Advisors, Inc.                  D.A. Davidson & Company                      Great Southern Investments
Brewer Financial Services                      Dunwoody Brokerage Services, Inc.            Gunn Allen Financial, Inc.
Broad Street Securities                        E Planning Securities, Inc.                  GWN Securities, Inc.
Broker Dealer Financial                        Economy Securities, Inc.                     H D Vest Investment Securities
Brookstone Securities                          EDI Financial, Inc.                          H&R Block Financial Advisors
Bueter & Company, Inc.                         Ensemble Financial Services                  H. Beck, Inc.
Cadaret, Grant & Company                       Equable Securities Corp.                     Hantz Financial Services, Inc.
Calton & Associates, Inc.                      Equitas America                              Harbour Investment, Inc.
Cambridge Investment Research                  Equity Services, Inc.                        Harger & Company
Cantella & Company                             ESI Financial                                Harold Dance Investments








Harvest Capital                               Lasalle St Securities LLC                      O.N. Equity Sales Company
Hazard & Siegel, Inc.                         Legend Equities Corp.                          OneAmerica Securities
HBW Securities                                Leigh Baldwin & Company, LLC                   Oppenheimer & Company
Heim, Young & Associates, Inc.                Lesko Securities, Inc.                         P.T. Bloyd & Associates
Hornor Townsend & Kent, Inc.                  Liberty Partners Financial                     Pacific West
Huckin Financial Group, Inc.                  Life Investors Financial                       Packerland Brokerage Services
Huntington Investment Company                 Lincoln Financial Securities Corp.             Park Avenue Securities
IMS Securities                                LPL Financial Corporation                      Paulson Investment Company
Independent Financial Group                   Madison Ave Securities                         Peak Securities
Infinex Investments                           Main Street Securities                         Pension Planners Securities
ING Financial                                 Medallion Investment Services Inc.             Peoples Securities
Institutional Securities Corp.                Merrimac Corporate Securities Inc.             Planmember Securities
InterCarolina Financial Services              Metlife Securities                             Prime Capital Services Inc.
Intersecurities, Inc.
Intervest International                       Michigan Securities Inc.                       Prime Financial Services
Invest Financial Corp.                        Mid Atlantic Securities Inc.                   Primevest
Investacorp, Inc.                             Milkie/Ferguson Investments                    Pro Equities, Inc.
Investment Center, Inc.                       MML Investors Services Inc.                    Professional Asset Management
Investment Centers of America, Inc.           Money Concepts Capital Corp.                   Prospera Financial Services, Inc.
Investment Professionals, Inc.                Moors & Cabot Inc.                             Purshe Kaplan Sterling
Investors Capital Corp.                       Morgan Keegan & Company                        Qa3 Financial Corp.
J P Turner & Company, LLC                     Morgan Peabody, Inc.                           Questar Capital Corp.
J.J.B. Hilliard, W.L. Lyons, LLC              Multi-Financial Securities Corp.               R.L. Harger & Associates Inc.
J.W. Cole Financial, Inc.                     Mutual Service Corp.                           Raymond James & Associates, Inc.
Janney Montgomery Scott, LLC                  National Planning Corporation                  RBC Capital Markets Corp.
Jefferson Pilot Securities Corp.              National Securities Corp.                      RC Dunwoody & Associates Inc.
John James Investments, Inc.                  New England Securities                         Regal Securities Inc.
Kalos Capital, Inc.                           Newbridge Securities Corp.                     Resource Horizons Group
KCD Financial                                 Next Financial Group, Inc.                     Riderwood Group
Key Investments                               NFP Securities, Inc.                           River Stone Wealth Management
KMS Financial                                 North Atlantic Securities LLC                  RNR Securities LLC
Koehler Financial, LLC                        North Ridge Securities Corp.                   Robert W Baird & Company, Inc.
Kovack Securities, Inc.                       NYLife Securities LLC                          Roche Securities Sales
Labrunerie Financial, Inc.
Landolt Securities, Inc.

Royal Alliance Associates, Inc.             Triune Capital Advisors
Sammons Securities Company, Inc.            Trustmont Financial Group
Schlitt Investor Services, Inc.             UBS Financial Services, Inc.
Scott & Stringfellow, Inc.                  UnionBanc Investment Services LLC
Securian Financial Services                 United Equity Securities
Securities America, Inc.                    United Planners Financial
Securities Service Network                  USA Advanced Planners, Inc.
Sicor Securities, Inc.                      USA Financial Securities Corp.
Sigma Financial Corp.                       UVEST Corp.
Signator Investors, Inc.                    Valmark Securities, Inc.
SII Investments, Inc.                       Vanderbilt Securities LLC
Sorrento Pacific                            VSR Financial Services, Inc.
South West Securities Financial Services,   Wachovia Securities LLC
  Inc.
Spectrum Capital                            Wall Street Financial Group
Spire Securities LLC                        Walnut Street Securities
Stanford Group Company                      WaMu Investments, Inc.
Sterne Agee Financial Services              Waterstone Financial Group
Stifel Nicolaus & Company                   Webster Investments
Strategic Financial Alliance                Wedbush Morgan Securities
Summit Alliance Securities LLC              Western Equity Group
Summit Brokerage Services, Inc.             Western International Securities, Inc.
Summit Equities Inc.                        Wilmington Brokerage Services
Sunset Financial Services, Inc.             Woodbury Financial Services, Inc.
Syndicated Capital Inc.                     Workman Securities Corp.
Synergy Investment Group                    World Equity Group, Inc.
TFS Securities Inc.                         World Financial Group
The Leaders Group                           World Group Securities, Inc.
Thomas McDonald Partners                    WRP Investments, Inc.
Thrivent Investment Management              Wunderlich Securities
Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.


                                   APPENDIX C



TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

"JNL(R)," "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life Insurance Company.

"Dow Jones," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "The DowSM" and "the Dow 10SM" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the following funds:

JNL/Mellon Capital Management DowSM Dividend Fund;
JNL/Mellon Capital Management JNL 5 Fund;
JNL/Mellon Capital Management VIP Fund;
JNL/Mellon Capital Management JNL Optimized 5 Fund;
JNL/Mellon Capital Management Communications Sector Fund;
JNL/Mellon Capital Management Consumer Brands Sector Fund;
JNL/Mellon Capital Management Financial Sector Fund;
JNL/Mellon Capital Management Healthcare Sector Fund;
JNL/Mellon  Capital  Management  Oil & Gas Sector Fund; and
JNL/Mellon Capital Management Technology Sector Fund.

DOW JONES DOES NOT:

     * Sponsor, endorse, sell or promote the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital
          Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

     * Recommend that any person invest in the the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon
          Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital
          Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

     * Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital
          Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

     * Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the
          JNL/Mellon   Capital  Management  VIP  Fund,  the  JNL/Mellon  Capital
          Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

     * Consider the needs of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL
          Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.



--------------------------------------------------------------------------------


DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, OR THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

     * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL
               MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL
               MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE
               JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE
               JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

          * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

          * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------


Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

     o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Consider  the  needs  of the  JNL/Mellon  Capital  Management  NYSE(R)
          International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.


--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

     o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY
          ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

     o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

     o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.


--------------------------------------------------------------------------------


Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND IS NOT PROMOTED, SPONSORED OR ENDORSED BY, NOR IN ANY WAY AFFILIATED WITH RUSSELL INVESTMENT GROUP ("RUSSELL"). RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND NOR ANY ASSOCIATED LITERATURE OR
PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, AS TO THEIR ACCURACY, OR COMPLETENESS, OR OTHERWISE.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

RUSSELL'S PUBLICATION OF THE RUSSELL INDEXES IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ATTRACTIVENESS OR APPROPRIATENESS OF INVESTMENT IN ANY OR ALL SECURITIES UPON WHICH THE RUSSELL INDEXES ARE BASED. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "S&P MidCap 400 Index," "S&P 500/Citigroup Value Index," "S&P MidCap 400/Citigroup Value Index," and the "S&P SmallCap 600 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson. The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC, a wholly owned subsidiary of The McGraw-Hill Companies, Inc. ("S&P") and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.


"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

WHERE YOU CAN FIND MORE INFORMATION

You can call us at (800) 766-4683 to ask us questions, request information about the policies and the Separate Account, and obtain copies of the Statement of Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this prospectus.


We have filed a Statement of Additional Information with the Securities and Exchange Commission. The Statement of Additional Information that relates to this prospectus is dated April 6, 2009. The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this prospectus. You can obtain a free copy of the Statement of Additional Information upon request, by writing or calling us at the address or number given above.


We file reports and other information with the Securities and Exchange Commission. You may read and copy any document we file with the SEC, including the Statement of Additional Information, at the SEC's public reference room in Washington, DC. Please call the SEC at (202) 942-8090 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's website at http://www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 100 F Street, NE, Washington, DC 20549.


                                       Investment Company Act File No. 811-09933

1




--------------------------------------------------------------------------------

                              JACKSON ADVISORSM VUL
                          (Formerly JNL Advisor VUL(R))

--------------------------------------------------------------------------------

    INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE VARIABLE UNIVERSAL LIFE INSURANCE
                                    ISSUED BY
                   JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                                     THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT IV
                                 1 Corporate Way
                             Lansing, Michigan 48951

           JacksonSM Life Service Center P.O.    IMG Service Center
           Box 30502                             P.O. Box 30386
           Lansing, Michigan 48909-8002          Lansing, Michigan 48909-7886
           1-800-766-4683                        1-800-777-7779

--------------------------------------------------------------------------------

Jackson National Life Insurance Company (JacksonSM) is offering the individual flexible premium adjustable variable life insurance policy described in this prospectus. The policy provides insurance coverage on the life of one Insured. Please read this prospectus carefully before investing and keep it for future reference. Consult your sales representative and tax adviser to be sure this policy is right for you.

We do not guarantee a minimum Accumulated Value on amounts allocated to the Investment Divisions and, therefore, the policy does not have a guaranteed minimum Accumulated Value. The portion of your Accumulated Value in the Separate Account will vary depending on the investment performance of the Investment
Divisions to which you allocate your premium. You bear the entire investment risk on amounts allocated to the Investment Divisions. The investment policies and risks of each Underlying Mutual Fund are described in the accompanying prospectuses for the JNL(R) Series Trust and JNL Variable Fund LLC and its Underlying Mutual Funds. The Accumulated Value will also reflect premiums paid, amounts withdrawn, and cost of insurance and other charges.

Not all terms, conditions, benefits, programs, features, and investment options may be available or approved in every state. Please understand that the policy terms will govern the way the policy works and all rights and obligations.

--------------------------------------------------------------------------------

INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THEY ARE NOT DEPOSITS OF ANY BANK OR INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

IT MAY NOT BE ADVANTAGEOUS FOR YOU TO PURCHASE VARIABLE LIFE INSURANCE TO REPLACE YOUR EXISTING INSURANCE COVERAGE OR TO PURCHASE ADDITIONAL VARIABLE LIFE INSURANCE IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE POLICY.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. JACKSON DOES NOT AUTHORIZE ANY
INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS BASED IN THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Jackson intends to rely on newly adopted SEC Rule 12h-7 to the extent it may be determined to be applicable to variable insurance products.

--------------------------------------------------------------------------------

Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit
                      o Not insured by any federal agency
--------------------------------------------------------------------------------


                  THE DATE OF THIS PROSPECTUS IS APRIL 6, 2009

                          (This page intentionally left
blank.)

                                TABLE OF CONTENTS


FEE TABLE..................................................................................................................        1
 Transaction Fees..........................................................................................................        1
 Periodic Charges..........................................................................................................        1
 Optional Rider Charges....................................................................................................        2
 Charges Assessed Against the Underlying Mutual Funds......................................................................        3
 Individual Underlying Mutual Fund Company Annual Expenses.................................................................        6

SUMMARY....................................................................................................................       11
 Description of the Policy and Policy Benefits.............................................................................       11
 Risks of the Policy.......................................................................................................       13
 The Underlying Mutual Funds and Associated Risks..........................................................................       15

PURCHASE AND ALLOCATION....................................................................................................       15
 Purchasing a Policy.......................................................................................................       15
 Premiums and Premium Limits...............................................................................................       16
 Planned Premium...........................................................................................................       16
 Allocation of Premium.....................................................................................................       16
 Accumulated Value.........................................................................................................       17
 Accumulation Unit Value...................................................................................................       17
 Transfer of Accumulated Value.............................................................................................       18
 Restrictions on Transfers.................................................................................................       18
 Transfers Authorized by Telephone or the Internet.........................................................................       19
 Dollar Cost Averaging.....................................................................................................       19
 Rebalancing...............................................................................................................       20


THE SEPARATE ACCOUNT.......................................................................................................       20
 The Underlying Mutual Funds...............................................................................................       20
 Voting Privileges.........................................................................................................       29
 Additions, Deletions, and Substitutions of Securities.....................................................................       30


THE FIXED ACCOUNT..........................................................................................................       30


POLICY BENEFITS AND RIGHTS.................................................................................................       30
 Death Benefit.............................................................................................................       30
 Death Benefit Options.....................................................................................................       31
 Minimum Death Benefit.....................................................................................................       31
 Changes in Death Benefit Option...........................................................................................       32
 Changes in Specified Death Benefit........................................................................................       33
 Optional Insurance Benefits...............................................................................................       33
 Policy Loans..............................................................................................................       36
 Surrenders................................................................................................................       37
 Partial Surrenders........................................................................................................       37
 Status of Policy at Attained Age 121......................................................................................       39
 Termination and Grace Period..............................................................................................       39
 Reinstatement.............................................................................................................       39
 Right to Examine the Policy...............................................................................................       40
 Postponement of Payment...................................................................................................       40

CHARGES AND DEDUCTIONS.....................................................................................................       40
 Premium Charges...........................................................................................................       40
 Asset Based Risk Charge...................................................................................................       41
 Monthly Deduction.........................................................................................................       41
 Cost of Insurance Charge..................................................................................................       41
 Monthly Policy Fee........................................................................................................       42
 Monthly Administrative Charge.............................................................................................       42
 Transfer Charge...........................................................................................................       43
 Illustration Charge.......................................................................................................       43
 Re-Underwriting Charge....................................................................................................       43
 Rider Charges.............................................................................................................       43
 Additional Policy Charges.................................................................................................       43
 Underlying Mutual Fund Expenses...........................................................................................       43
 Advisory Service Fees.....................................................................................................       43
 Special Provisions for Group or Sponsored Arrangements....................................................................       43

GENERAL POLICY PROVISIONS..................................................................................................       44
 Statements to Owners......................................................................................................       44
 Limit on Right to Contest.................................................................................................       44
 Suicide...................................................................................................................       44
 Misstatement as to Age and Sex............................................................................................       44
 Beneficiary...............................................................................................................       44
 Assignment................................................................................................................       44
 Creditors' Claims.........................................................................................................       44
 Dividends.................................................................................................................       44
 Notice and Elections......................................................................................................       45
 Modification..............................................................................................................       45
 Conversion................................................................................................................       45

FEDERAL TAX CONSIDERATIONS.................................................................................................       45
 Taxation of Jackson and the Separate Account..............................................................................       45
 Jackson Taxation..........................................................................................................       45
 Tax Status of the Policy..................................................................................................       45
 Diversification Requirements..............................................................................................       46
 Owner Control.............................................................................................................       46
 Tax Treatment of Life Insurance Death Benefit Proceeds....................................................................       47
 Tax Deferral During Accumulation Period...................................................................................       47
 Distributions.............................................................................................................       47
 Policies Which Are MECs...................................................................................................       47
 Policies Which Are Not MECs...............................................................................................       48
 Treatment Beyond Attained Age 94..........................................................................................       48
 Actions to Ensure Compliance with the Tax Law.............................................................................       48
 Federal Income Tax Withholding............................................................................................       48
 Tax Advice................................................................................................................       48

DESCRIPTION OF JACKSON AND THE SEPARATE ACCOUNT............................................................................       48
 Jackson National Life Insurance Company...................................................................................       48
 The Separate Account......................................................................................................       49
 Safekeeping of the Separate Account's Assets..............................................................................       49
 State Regulation of Jackson...............................................................................................       49

DISTRIBUTION OF POLICIES...................................................................................................       49

LEGAL PROCEEDINGS..........................................................................................................       51

FINANCIAL STATEMENTS.......................................................................................................       51

PRIVACY POLICY.............................................................................................................       51

GLOSSARY OF TERMS..........................................................................................................       53

APPENDIX A.................................................................................................................       56

APPENDIX B.................................................................................................................       57

APPENDIX C.................................................................................................................       61

WHERE YOU CAN FIND MORE INFORMATION........................................................................................       67


--------------------------------------------------------------------------------

CAPITALIZED TERMS USED IN THIS PROSPECTUS ARE DEFINED WHERE FIRST USED OR IN THE GLOSSARY OF TERMS BEGINNING ON PAGE 53 OF THIS PROSPECTUS.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES

                CHARGE                              WHEN CHARGE IS DEDUCTED                          AMOUNT DEDUCTED (1)
                ------                              -----------------------                          -------------------

          Premium Tax Charge                       When premium is allocated                       2.5% of each premium (2)

       Federal (DAC) Tax Charge                    When premium is allocated                       1.5% of each premium (3)

         Transfer Charge (4)              Each transfer in excess of 15 in any Policy                  $25 per transfer
                                          Year

       Illustration Charge (5)          Each in-force illustration in excess of one in               $25 per illustration
                                        any Policy Year

         Re-Underwriting Fee             If a transaction under your policy requires                $25 per transaction
                                         underwriting approval after the Commencement
                                         Date

        Partial Surrender Fee                  When you make a partial surrender                  $25 per partial surrender

    Expedited Delivery Charge (6)           When you request expedited delivery of                  $20 for wire transfers
                                         surrender, partial surrender or loan proceeds            $10 for overnight delivery
                                                                                                 $22.50 for Saturday delivery


(1) The table shows the maximum guaranteed charges, except as otherwise indicated. See "Charges and Deductions" on page 40 for more information about these charges and our current charges.


(2) For state and local taxes. We reserve the right to increase or decrease this charge due to any change in tax law or premium taxes we expect to pay.

(3) Estimated federal income tax treatment of our deferred acquisition costs. We reserve the right to increase or decrease this charge due to any change in tax law.

(4) There are no transfer charges on dollar cost averaging and automatic asset rebalancing.

(5) This charge is not deducted from your Accumulated Value, but must be paid separately by you with each request for an in-force illustration in excess of one per Policy Year.

(6) This charge reflects the expenses we expect to incur for providing expedited delivery of surrender, partial surrender or loan proceeds. We may increase this charge upon prior notice to you to reflect any increase in the expenses we expect to incur for providing this service.

THE SECOND TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE UNDERLYING MUTUAL FUND FEES AND EXPENSES.

                                PERIODIC CHARGES

CHARGE                                        WHEN CHARGE IS DEDUCTED    AMOUNT DEDUCTED (7)

------------------------------------------- ---------------------------- -----------------------------------------------------------
------------------------------------------- ---------------------------- -----------------------------------------------------------

Cost of Insurance Charge (per $1,000 Net              Monthly
Amount at Risk) (8)

   Maximum and Minimum COI Charge:                                       Maximum: $83.33 per $1,000
                                                                         Minimum: $0.015 per $1,000
                                                                        ($0.06 per $1,000 for policies applied for BEFORE OCTOBER 6,
                                                                         2008)

   COI Charge for a 45-year-old Male                                     $0.1944 per $1,000
   Preferred Nonsmoker                                                  ($0.38 per $1,000 for policies applied for BEFORE OCTOBER 6,
                                                                         2008)
------------------------------------------- ---------------------------- -----------------------------------------------------------
------------------------------------------- ---------------------------- -----------------------------------------------------------

Policy Fee                                            Monthly            $10 per month during Policy Years 1-10 and
                                                                         $8 per month thereafter
------------------------------------------- ---------------------------- -----------------------------------------------------------
------------------------------------------- ---------------------------- -----------------------------------------------------------

Administrative Charge (9)                             Monthly            Maximum: $0.30
                                                                         Minimum: $0.05

                                                                         per month per $1,000 of initial Specified Death Benefit (or increase in Specified Death Benefit) for 15 years from the date of issue or increase, as applicable

                                                                         $0.01 per  month per  $1,000  of  initial  Specified  Death
                                                                         Benefit (or increase in Specified Death Benefit) thereafter
                                                                         $0.05 per month per $1,000  during  Policy  Years 1-15, and
    Administrative Charge for a 45 year old                              $0.01 per month per $1,000 thereafter

------------------------------------------- ---------------------------- -----------------------------------------------------------
------------------------------------------- ---------------------------- -----------------------------------------------------------

Asset Based Risk Charge (10)                           Daily             1.00% (on an annual basis) in all Years
------------------------------------------- ---------------------------- -----------------------------------------------------------
------------------------------------------- ---------------------------- -----------------------------------------------------------
                                             Annually (accrues daily)
Policy Loan Interest Rate (11)                                           4%
------------------------------------------- ---------------------------- -----------------------------------------------------------
------------------------------------------- ---------------------------- -----------------------------------------------------------

Tax Charge (12)                                        Daily             Currently: None
------------------------------------------- ---------------------------- -----------------------------------------------------------


(7) The table shows the maximum guaranteed charges, except as otherwise indicated. See "Charges and Deductions" on page 40 for more information about these charges and our current charges.

(8) The cost of insurance varies based on individual characteristics such as the sex, underwriting risk classification and age of the Insured and length of time the policy has been in force. A flat extra charge may apply, which would cover any additional risk with your policy. We determine the cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rates shown in your policy. Our current cost of insurance charges also vary depending on the Specified Death Benefit of the Policy. For more information about the calculation of the cost of insurance charges, see "Cost of Insurance Charge" on page 41.

     See "Cost of Insurance Charge" on page 41 for a description of how the Net Amount at Risk is determined


     The cost of insurance charge amounts in the table above are the policy's minimum and maximum and for a representative Insured, and may not be representative of your cost of insurance charge. For more information about the cost of insurance charge that would apply to your policy, please contact us at the address or telephone number shown on the first page of this prospectus or contact your sales representative.

(9) The administrative charge is based on your age on the Issue Date and your Specified Death Benefit, up to $2 million of Specified Death Benefit. During the first 15 Policy Years:

        ISSUE AGE        $ PER $1,000             ISSUE AGE      $ PER $1,000
        ---------        ------------             ---------      ------------
        0-49             0.050                    80-85          0.200
        50-54            0.055                    86             0.220
        55-59            0.060                    87             0.240
        60-64            0.070                    88             0.260
        65-69            0.085                    89             0.280
        70-74            0.095                    90             0.300
        75-79            0.150

     Thereafter, the administrative charge is $0.01 per $1,000 of your first $2 million of Specified Death Benefit, regardless of your age on the Issue Date. The minimum and maximum administrative amounts are for a representative Owner and may not be representative of your policy's administrative charge.

(10) This is the maximum guaranteed Asset Based Risk Charge. The Asset Based Risk Charge, on the value of your Investment Divisions allocations, decreases over time, currently: 0.15% per annum through your tenth Policy Year. There is no Asset Based Risk Charge in subsequent Policy years. For information regarding our current charges, see "Asset Based Risk Charge" on page 41. Policies applied for BEFORE OCTOBER 6, 2008 referred to this charge as the mortality and expense risk charge.

(11) A loan against your policy accrues interest daily at an annual simple interest rate of 4% during your first through fifth Policy Years and 3% thereafter. To secure a loan's repayment, we require that a corresponding amount of Accumulated Value be transferred to the Loan Account. On the Loan Account balance, we will credit interest that compounds daily at an annual effective interest rate of 3%. (At the same time, however, you forgo the performance of the Investment Divisions and the amount of interest we credit to the Fixed Account while your loan remains outstanding.)

(12) We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if, in our sole discretion, we determine that we will incur a tax from the operation of the Separate Account.

CURRENTLY, WE ARE OFFERING THE FOLLOWING OPTIONAL RIDERS. THE CHARGES FOR THE RIDER YOU SELECT ARE DEDUCTED MONTHLY FROM YOUR ACCUMULATED VALUE AS PART OF THE MONTHLY DEDUCTION. YOU MAY NOT BE ELIGIBLE FOR ALL OPTIONAL RIDERS SHOWN BELOW. THE BENEFITS PROVIDED UNDER EACH RIDER ARE SUMMARIZED IN "OPTIONAL INSURANCE BENEFITS" BEGINNING ON PAGE 33.

                             OPTIONAL RIDER CHARGES

                OPTIONAL BENEFIT                           WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED (13)
                ----------------                           -----------------------                 --------------------

-------------------------------------------------- ------------------------------------ ----------------------------------------
-------------------------------------------------- ------------------------------------ ----------------------------------------
Terminal Illness Benefit Rider (14)                               No Charge                                None

-------------------------------------------------- ------------------------------------ ----------------------------------------
-------------------------------------------------- ------------------------------------ ----------------------------------------
Guaranteed Death Benefit (GDB) Rider (14)                         No Charge                                None

-------------------------------------------------- ------------------------------------ ----------------------------------------
-------------------------------------------------- ------------------------------------ ----------------------------------------
Overloan Protection Benefit Rider (14)                            No Charge                                None

-------------------------------------------------- ------------------------------------ ----------------------------------------
-------------------------------------------------- ------------------------------------ ----------------------------------------
Waiver of Monthly Deductions                                       Monthly              Maximum: $36.00 per $100 of Monthly
                                                                                        Deduction
                                                                                        Minimum: $3.00 per $100 of Monthly
                                                                                        Deduction

-------------------------------------------------- ------------------------------------ ----------------------------------------
-------------------------------------------------- ------------------------------------ ----------------------------------------
Waiver of Specified Premium                                        Monthly              Maximum: $0.11 per $1 of Monthly Specified
                                                                                        Premium
                                                                                        Minimum: $0.03 per $1 of Monthly Specified
                                                                                        Premium
-------------------------------------------------- ------------------------------------ --------------------------------------------
-------------------------------------------------- ------------------------------------ --------------------------------------------
Other Insured Term Insurance Rider (per $1,000                     Monthly
of Rider Coverage) (15)

   Maximum and Minimum COI Charge                                                       Maximum: $83.33 per $1,000
                                                                                        Minimum: $0.15 per $1,000
                                                                                        ($0.06 per $1,000 for policies applied for
                                                                                        BEFORE OCTOBER 6, 2008)

   Initial COI Charge for a 45 year old Male                                            $0.1944 per $1,000
   Preferred Nonsmoker                                                                  ($0.38 per $1,000 for policies applied for
                                                                                        BEFORE OCTOBER 6, 2008)

   Monthly Administrative Charge                                   Monthly              $0.07 per $1,000 of Death Benefit (charged
                                                                                        only in year 1)
-------------------------------------------------- ------------------------------------ --------------------------------------------
-------------------------------------------------- ------------------------------------ --------------------------------------------

Protector Term Insurance Rider                                     Monthly
(No longer offered AS OF NOVEMBER 3, 2008)


   Maximum and Minimum Cost of Insurance Charge                                         Maximum: $71.86 per $1,000
   (per $1,000 of Rider Coverage) (15)                                                  Minimum: $0.04 per $1,000

  Cost of Insurance Charge for a 45 year old                                            $0.31 per $1,000
  Male Preferred Nonsmoker (30 year term)(15)

-------------------------------------------------- ------------------------------------ --------------------------------------------
-------------------------------------------------- ------------------------------------ --------------------------------------------
Child Insurance Rider                                              Monthly              $2.08 per $5,000 of coverage  ($25 on an
                                                                                        annual basis)



(13) The table shows the maximum guaranteed charges, except as otherwise indicated. See "Charges and Deductions" on page 40 for more information about these charges and our current charges.

(14) There is no additional cost for this rider, which is added automatically to a qualifying policy at the time of application (in states where available).

(15) The cost of insurance varies based on individual characteristics such as the sex, underwriting risk classification and age of the Insured and length of time the policy has been in force. We determine the current cost of insurance rates, but we guarantee that we will never charge you higher cost of insurance rates than the guaranteed rates shown in the your policy. Our current cost of insurance charges also vary depending on the rider death benefit. The cost of insurance charge amounts in the table above are the policy's minimum and maximum and for a representative Insured, and may not be representative of your cost of insurance charge. For more information about the cost of insurance charge that would apply to your policy, please contact us at the address or telephone number shown on the first page of this prospectus or contact your sales representative.

THE FOLLOWING TABLE DESCRIBES UNDERLYING MUTUAL FUND FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY ANY OF THE UNDERLYING MUTUAL FUNDS. MORE DETAIL CONCERNING EACH UNDERLYING MUTUAL FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND.

                                CHARGES ASSESSED
                       AGAINST THE UNDERLYING MUTUAL FUNDS



Total Annual Underlying  Mutual Fund Operating  Expenses (16) (expenses that are
deducted  from  Underlying   Mutual  Fund  assets,   including   management  and
administrative fees, 12b-1 service fees and other expenses)

MAXIMUM         MINIMUM


  2.43%          0.37%


(16) The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2008 for the Underlying Mutual Funds in which the Separate Account invests.


The Underlying Mutual Funds' expenses are assessed at the Underlying Mutual Fund level and are not direct charges against the Investment Division or the Accumulated Value. These expenses are taken into account in computing each Underlying Mutual Fund's per share net asset value, which in turn is used to compute the corresponding Investment Division's Accumulated Value.

Each Investment Division purchases shares of the corresponding Underlying Mutual Fund at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Underlying Mutual Fund. The advisory fees and other expenses are not fixed or specified under the terms of the policy and they may vary from year to year. Each Investment Division invests in Class B shares of the underlying Underlying Mutual Fund. For each Investment Division, the fees and expenses of the underlying Underlying Mutual Fund shown in this prospectus reflect the fees and expenses of the class of shares in which the Investment Division invests.


THE FIGURES IN THE FOLLOWING TABLE SHOW EXPENSE RATIOS FOR THE INDIVIDUAL UNDERLYING MUTUAL FUNDS FOR THE YEAR ENDED DECEMBER 31, 2008, EXCEPT WHERE OTHERWISE NOTED.


------------------------------------------------------ ---------------- ------------ ------------- ----------------- ---------------


           INDIVIDUAL UNDERLYING MUTUAL FUND
                COMPANY ANNUAL EXPENSES

        (AS A PERCENTAGE OF AVERAGE NET ASSETS)                                                                         TOTAL ANNUAL
                                                                             SERVICE                   ACQUIRED FUND    UNDERLYING
                       FUND NAME                          MANAGEMENT AND    (12 B-1)       OTHER          FEES AND      MUTUAL FUND
                                                            ADMIN FEE A        FEE       EXPENSES B      EXPENSES C     EXPENSES

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/AIM Global Real Estate                                    0.86%E           0.00%        0.01%         0.01%             0.88%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/AIM International Growth                                  0.82%            0.00%        0.01%         0.04%             0.87%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/AIM Large Cap Growth                                      0.77%            0.00%        0.00%         0.01%             0.78%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/AIM Small Cap Growth                                      0.95%            0.00%        0.01%         0.01%             0.97%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Capital Guardian Global Balanced                          0.80%            0.00%        0.01%         0.01%             0.82%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Capital Guardian Global Diversified Research              0.88%            0.00%        0.01%         0.01%             0.90%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Capital Guardian International Small Cap                  1.10%            0.00%        0.01%         0.03%             1.14%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Capital Guardian U.S. Growth Equity                       0.78%            0.00%        0.01%         0.01%             0.80%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Credit Suisse Global Natural Resources                    0.83%            0.00%        0.01%         0.01%             0.85%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Credit Suisse Long/Short                                  0.95%E           0.00%        0.41%D        0.01%             1.37%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Eagle Core Equity                                         0.75%            0.00%        0.01%         0.01%             0.77%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Eagle SmallCap Equity                                     0.82%            0.00%        0.01%         0.01%             0.84%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Franklin Templeton Global Growth                          0.90%            0.00%        0.01%         0.01%             0.92%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Franklin Templeton Income                                 0.79%            0.00%        0.01%         0.01%             0.81%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Franklin Templeton Mutual Shares                          0.85%            0.00%        0.03%D        0.01%             0.89%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Franklin Templeton Small Cap Value                        0.95%            0.00%        0.01%         0.01%             0.97%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Goldman Sachs Core Plus Bond                              0.69%            0.00%        0.01%         0.01%             0.71%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Goldman Sachs Emerging Markets Debt                       0.90%            0.00%        0.01%         0.07%             0.98%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Goldman Sachs Mid Cap Value                               0.83%            0.00%        0.01%         0.01%             0.85%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Goldman Sachs Short Duration Bond                         0.54%            0.00%        0.00%         0.02%             0.56%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/JPMorgan International Value                              0.81%            0.00%        0.00%         0.00%             0.81%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/JPMorgan MidCap Growth                                    0.80%            0.00%        0.02%         0.01%             0.83%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/JPMorgan U.S. Government & Quality Bond                   0.55%            0.00%        0.01%         0.02%             0.58%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Lazard Emerging Markets                                   1.06%            0.00%        0.02%         0.01%             1.09%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Lazard Mid Cap Equity                                     0.82%            0.00%        0.00%         0.01%             0.83%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/M&G Global Basics                                         1.00%            0.00%        0.04%         0.03%             1.07%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/M&G Global Leaders                                        1.00%            0.00%        0.03%         0.03%             1.06%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management European 30                     0.57%            0.00%        0.07%         0.02%             0.66%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management Pacific Rim 30                  0.57%            0.00%        0.05%         0.02%             0.64%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management S&P 500 Index                   0.38%            0.00%        0.02%         0.01%             0.41%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management S&P 400 MidCap Index            0.39%            0.00%        0.02%         0.00%             0.41%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management Small Cap Index                 0.39%            0.00%        0.02%         0.00%             0.41%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management International Index             0.44%            0.00%        0.01%         0.00%             0.45%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management Bond Index                      0.40%            0.00%        0.01%         0.00%             0.41%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Oppenheimer Global Growth                                 0.84%            0.00%        0.02%         0.00%             0.86%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/PAM Asia ex-Japan                                         1.05%E           0.00%        0.01%         0.05%             1.11%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/PAM China-India                                           1.10%E           0.00%        0.08%         0.08%             1.26%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/PIMCO Real Return                                         0.60%            0.00%        0.01%         0.00%             0.61%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/PIMCO Total Return Bond                                   0.60%            0.00%        0.01%         0.00%             0.61%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/PPM America Core Equity                                   0.75%            0.00%        0.01%         0.00%             0.76%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/PPM America High Yield Bond                               0.58%            0.00%        0.01%         0.03%             0.62%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/PPM America Mid Cap Value Fund                            0.85%            0.00%        0.01%         0.02%             0.88%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/PPM America Small Cap Value Fund                          0.85%            0.00%        0.01%         0.02%             0.88%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/PPM America Value Equity                                  0.65%            0.00%        0.01%         0.00%             0.66%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Red Rocks Listed Private Equity                           1.00%            0.00%        0.02%         1.41%             2.43%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Select Balanced                                           0.57%            0.00%        0.01%         0.01%             0.59%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Select Money Market                                       0.36%            0.00%        0.01%         0.00%             0.37%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Select Value                                              0.63%            0.00%        0.00%         0.01%             0.64%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/T. Rowe Price Established Growth                          0.69%            0.00%        0.01%         0.01%             0.71%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/T. Rowe Price Mid-Cap Growth                              0.81%            0.00%        0.01%         0.02%             0.84%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/T. Rowe Price Value                                       0.75%            0.00%        0.01%         0.01%             0.77%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/S&P Competitive Advantage                                 0.50%            0.00%        0.01%         0.00%             0.51%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/S&P Dividend Income & Growth                              0.50%            0.00%        0.01%         0.00%             0.51%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/S&P Intrinsic Value                                       0.50%            0.00%        0.01%         0.00%             0.51%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/S&P Total Yield                                           0.50%            0.00%        0.01%         0.01%             0.52%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management Nasdaq(R) 25                      0.48%E           0.00%        0.05%         0.00%             0.53%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management Value Line(R) 30                  0.43%            0.00%        0.16%         0.00%             0.59%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management DowSM Dividend                  0.44%E           0.00%        0.03%         0.00%             0.47%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management S&P(R) 24                         0.49%E           0.00%        0.02%         0.00%             0.51%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management 25                              0.44%            0.00%        0.01%         0.00%             0.45%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management Select Small-Cap                0.44%            0.00%        0.01%         0.00%             0.45%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management JNL 5                           0.42%            0.00%        0.02%         0.00%             0.44%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management VIP                             0.44%E           0.00%        0.04%         0.00%             0.48%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management JNL Optimized 5                 0.44%            0.00%        0.06%         0.00%             0.50%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management S&P(R) SMid 60                    0.49%E           0.00%        0.01%         0.01%             0.51%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management NYSE(R) International 25          0.53%E           0.00%        0.05%         0.00%             0.58%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management Communications Sector           0.49%E           0.00%        0.04%         0.00%             0.53%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management Consumer Brands Sector          0.49%E           0.00%        0.03%         0.00%             0.52%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management Financial Sector                0.48%E           0.00%        0.03%         0.00%             0.51%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management Healthcare Sector               0.46%E           0.00%        0.03%         0.00%             0.49%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management Oil & Gas Sector                0.44%            0.00%        0.03%         0.00%             0.47%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------
--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------

JNL/Mellon Capital Management Technology Sector               0.48%E           0.00%        0.03%         0.00%             0.51%

--------------------------------------------------------- ---------------- ------------ ------------- ----------------- ------------


A    Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,   the
     Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

     The JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/Capital Guardian International Small Cap Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund pay an administrative fee of 0.15%.

     The JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

     All other Funds pay an administrative fee of 0.10%.

     The Management and Administrative Fee and the Total Annual Underlying Mutual Fund Expenses columns in this table reflect the inclusion of the applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, and the fees and expenses of the disinterested
     Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C Acquired fund fees and expenses represent each Fund's pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For the period ended December 31, 2008, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund and JNL/Franklin Templeton Mutual Shares Fund was 0.40% and 0.01%, respectively.

E    The management/administrative fee reflects a contract amendment.

                                     SUMMARY

                  DESCRIPTION OF THE POLICY AND POLICY BENEFITS

1. WHAT IS AN INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY*

     Your policy is designed to be flexible to meet your specific life insurance needs. Your policy has a Death Benefit, Accumulated Value and other features of life insurance providing fixed benefits. Your policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much premium you want to pay. Your policy is a "variable" policy because the Accumulated Value varies according to the investment performance of the Investment Divisions to which you have allocated your premiums. The policy provides you with an opportunity to take advantage of any increase in your Accumulated Value but you also bear the risk of any decrease.

2.   WHAT ARE THE PREMIUMS FOR THIS POLICY*

     You have considerable flexibility as to the timing and amount of your premiums. You must pay an initial premium to place the policy in force. Thereafter, you may pay additional premiums when and in such amounts as you choose, subject to certain restrictions. See "Purchase and Allocation" on page 15 for further details. However, your policy may lapse and terminate without value if you do not pay sufficient premiums to keep the policy in force. For more information, see "Can my Policy Lapse*" on page 13.

     We will not accept any premium that would increase our Net Amount at Risk under your policy, unless you provide us with evidence of insurability satisfactory to us. In addition, we will not accept any premium that would cause your policy to lose its status as a life insurance contract under the Internal Revenue Code of 1986, as amended (the "Code"), unless you also request an increase in the Specified Death Benefit that we approve. We also will not accept any premium that would cause your policy to be deemed a "modified endowment contract" under the Code, without your written consent or acknowledgement.

3.   WHAT IS THE GUARANTEED DEATH BENEFIT (GDB) RIDER*


     The GDB Rider helps to keep your policy in force for the duration of the rider, if you meet its premium requirement, notwithstanding the Accumulated Value. The premium requirement is met if, on each Monthly Anniversary, the total premiums paid, less Debt and less partial surrenders, are equal to or exceed the sum of the Qualifying Monthly Premium Amounts for the period from the Policy Date to the relevant Monthly Anniversary, or to the Insured's Attained Age 121, if earlier. For policies with Day 1 Loans, "total premiums" include the actual premiums received plus the amount of the loan. The GDB Rider automatically attaches to a policy that qualifies at the time of application, and the benefit lasts for the greater of 20 years or until the Insured turns age 65. This rider is available only with Death Benefit Options A and B. For more information about this rider, see "Guaranteed Death Benefit (GDB) Rider" on page 35.


4.   HOW IS MY ACCUMULATED VALUE DETERMINED*


     Your Accumulated Value is the sum of the values of your interests in the Investment Divisions of the Separate Account, plus the values in the Fixed Account and Loan Account. Your Accumulated Value depends on the investment performance of the Investment Divisions and the amount of interest we credit to the Fixed Account and Loan Account, as well as the Net Premiums paid, partial surrenders, and charges assessed. We have summarized the charges imposed under the policy in "Fee Table" and described them in more detail in "Charges and Deductions" on page 40. We do not guarantee a minimum Accumulated Value on amounts allocated to the Separate Account. For more information about your Accumulated Value, see "Accumulated Value" on page 17.


5.   HOW ARE MY PREMIUMS ALLOCATED*


     Before your premiums are allocated to the Accumulated Value, we deduct a Premium Tax Charge, and a Federal (DAC) Tax Charge (collectively "Premium Charges"). For more detail, see the Fee Table on page 1 and "Charges and Deductions" on page 40. The amount remaining after the deduction of the Premium Charges is called the Net Premium.


     When you apply for the policy, you must specify in your application how to allocate your Net Premiums on a percentage basis. You may change your allocation instructions at any time by writing to us at the address on the first page of this prospectus.

     We will generally allocate your initial Net Premiums to the Fixed Account on the Commencement Date. Following the Commencement Date, amounts designated for the Fixed Account will remain in the Fixed Account until otherwise instructed by you, while amounts designated for the Investment Divisions will be reallocated in accordance with your then current allocation instructions on the Allocation Date. The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy. Thus, for example, if the Right to Examine Period is 10 days, the Allocation Date is generally 15 days after the Commencement Date. See "Right to Examine the Policy" on page 40 for more information about the Right to Examine Period. For amounts allocated to the Fixed Account prior to the Allocation Date, we may credit a different interest rate on amounts designated for the Fixed Account than on amounts designated for the Investment Divisions. We do not credit any interest or earnings on premiums we receive before the Commencement Date.

     After the Allocation Date, we generally allocate your Net Premiums to the Investment Divisions and the Fixed Account as of the date we receive your premiums at our Service Center. However, we reserve the right to delay the allocation of any Net Premium that requires underwriting. We allocate any subsequent Net Premium to the allocation options most recently elected by you and on file with us. See "Allocation of Premium" on page 16 for more information about how your premiums are allocated.

6. MAY I TRANSFER ACCUMULATED VALUE AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT*

     You may transfer Accumulated Value among Investment Divisions and to the Fixed Account at any time, subject to certain restrictions. Regarding the transfer restrictions, see "Transfer of Accumulated Value" and "Restrictions on Transfers" beginning on page 18.

     In  addition,   you  may  use  our  automatic  dollar  cost  averaging  and rebalancing programs. For additional information, please see "Dollar Cost Averaging" on page 19 and "Rebalancing" on page 20.

7.   WHAT ARE THE DEATH BENEFIT OPTIONS*

     We will pay the Death Benefit Proceeds to the beneficiary upon the death of the Insured. The policy provides for three Death Benefit options. Under Option A, the Death Benefit is equal to the greater of the Specified Death Benefit and the Minimum Death Benefit. Under Option B, the Death Benefit equals the greater of the Specified Death Benefit plus the Accumulated Value, and the Minimum Death Benefit. Under Option C, the Death Benefit equals the greater of (a) the Specified Death Benefit plus the greater of
     (i) the cumulative amount of all premiums paid minus total partial surrenders and (ii) zero and (b) the Minimum Death Benefit.


     Policies applied for FROM OCTOBER 6, 2008 THROUGH NOVEMBER 2, 2008 may have elected an optional Protector Term Insurance Rider that provides additional coverage on the policy's Insured. The costs and terms of the coverage under this rider are significantly different than the coverage that is provided under the base policy. If your policy has such a rider, please refer to "Protector Term Insurance Rider" on page 35 for further information.


     You must choose one of the Death Benefit options when you apply for a policy. You may change your policy's Death Benefit option while the Insured is alive, subject to our approval and certain restrictions. We reserve the right to limit or refuse changes to the Death Benefit options. For additional information, please see "Death Benefit Options" on page 31.

8.   HOW IS THE DEATH BENEFIT PAID*

     If the Insured dies while the policy is in force, we pay the Death Benefit Proceeds to your beneficiary. The Death Benefit Proceeds equal the Death Benefit (based on the Death Benefit option then in effect), plus any additional rider benefits payable upon the Insured's death, less any amounts you owe us (including any outstanding Debt and unpaid policy charges). We determine the amount of the Death Benefit Proceeds as of the end of the Valuation Period during which we receive due proof of death. We usually pay the Death Benefit Proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. Until due proof of death is received, any amount in the Separate Account will be subject to investment risk. For additional information, please see "Death Benefit" on page 30.

9.   CAN I INCREASE OR DECREASE MY POLICY'S SPECIFIED DEATH BENEFIT*


     Yes, you have considerable flexibility to increase or decrease your policy's Specified Death Benefit. Your Specified Death Benefit can remain level for the life of your policy or change on Policy Anniversaries, subject to certain limitations. After your first Policy Year, you may request to change your Specified Death Benefit. You are permitted only one change per Policy Year. Your written request must be for at least $10,000. If you request an increase, you must provide evidence of insurability satisfactory to us. An increase in the Specified Death Benefit increases the charges deducted from your Accumulated Value. You may not decrease any Specified Death Benefit below the minimum Specified Death Benefit shown in your policy. The minimum is $100,000 for all policies. We reserve the right to limit or refuse changes in the Specified Death Benefit. For more detail, including the conditions and limitations, see "Changes in Specified Death Benefit" on page 33. In addition, modifying your policy's Specified Death Benefit might have tax ramifications. For additional information, please see "Federal Tax Considerations" on page 45.


10.  DO I HAVE ACCESS TO THE VALUE OF MY POLICY*

     Yes. You may surrender your policy at any time for the Cash Surrender Value. If you request a full surrender between the expiration of the Right to Examine Period and the Allocation Date, we will refund the premium less any partial surrenders or policy loans, if that amount is greater than the Cash Surrender Value.


     We also currently permit you to take up to twelve partial surrenders per Policy Year (six partial surrenders per Policy Year in Maryland), after the first Policy Year. The total partial surrender amount deducted from your Accumulated Value will consist of the amount payable to you, a flat fee of $25 and taxes. The total partial surrender amount must be at least $500. Other restrictions may apply. For more information, see "What are the Limitations on Partial Surrender*" on page 14 and "Partial Surrenders" on page 37. A full or partial surrender may have tax consequences. For more information, see "Federal Tax Considerations" beginning on page 45.


11.  MAY I TAKE OUT A POLICY LOAN*


     Yes, you may borrow money from us using the policy as the only security for your loan, subject to limitations. To secure a loan's repayment, we automatically transfer a corresponding amount of Accumulated Value to the Loan Account. Day 1 Loans are also available. For more information, see "Policy Loans" on page 36. Policy loans may have tax consequences if your policy is deemed to be a "modified endowment contract" for federal income tax purposes. For more information, see "Policies Which Are MECs" on page 47.


12.  CAN I CANCEL MY POLICY*

     In most states, you may cancel your policy by returning it to us within ten days after you receive it. The Right to Examine Period may be longer (i) in some states, (ii) if you acquire your policy as a replacement for another insurance policy, or (iii) if you are a senior citizen. If you return your policy during the Right to Examine Period, the policy terminates and we will refund your premium, less any partial surrender and any policy loans. In some states, however, we will return the Accumulated Value plus fees and charges. For more information, see "Right to Examine the Policy," on page
     40. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the right to examine the policy period, unless we are specifically directed to allocate the premiums to the Investment Divisions. If the policy's Cash Surrender Value is higher than the amount otherwise described in this paragraph as being payable upon return of the policy pursuant to the right to examine, we will pay that higher amount instead.

                               RISKS OF THE POLICY

1.   IS MY ACCUMULATED VALUE GUARANTEED*

     Your Accumulated Value is not guaranteed. (However, the payment of the Death Benefit may be guaranteed under the GDB Rider, assuming that you meet certain conditions.) The value of your policy fluctuates with the performance of the allocation options you choose. Your allocation options may not perform to your expectations. Your Accumulated Values in the Investment Divisions may rise or fall depending on the performance of the Underlying Mutual Funds in which the Investment Divisions invest and the charges under your policy. For more detail, please see "The Underlying Mutual Funds and Associated Risks" on page 15 and "The Separate Account" on page 20. In addition, a guarantee with respect to interest rate applies only to the Fixed Account allocation option.

2.   IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS*

     The policy is designed for long term financial planning. Accordingly, you should not purchase the policy if you may need to access the Accumulated Value within a short time. Because the policy is designed to provide benefits on a long-term basis, before purchasing a policy for a specialized purpose, you should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered.

3.   CAN MY POLICY LAPSE*


     Your policy could lapse and terminate without value if the Net Accumulated Value becomes too low to support the policy's monthly charges, unless the GDB Rider is in effect. If your Accumulated Value is too low to keep your policy in force you will have at least a 61-day Grace Period to pay additional amounts to prevent your policy from terminating. We will notify you in writing. See "Termination and Grace Period" on page 39. If you have any outstanding Debt when your policy lapses, you may have taxable income as a result. See "Federal Tax Considerations" on page 45. Poor investment performance may cause your policy to lapse. Policy loans or partial surrenders also increase the risk that your policy may lapse because they have the effect of reducing the Net Accumulated Value.


4.   ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY*


     Because the policy provides for an accumulation of Accumulated Values as well as a Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the policy in part for such purposes may involve certain risks. For example, if the investment performance of the Investment Divisions is poorer than expected or if sufficient premiums are not paid, the policy may lapse or may not accumulate sufficient Accumulated Value to fund the purpose for which you purchased the policy. Partial surrenders and policy loans may significantly affect current and future Accumulated Values, the Net Accumulated Value or Death Benefit Proceeds. The policy is designed to provide benefits on a long-term basis. Before purchasing a policy for a specialized purpose, you should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered. In addition, using a policy for a specialized purpose may have tax consequences. See "Federal Tax Considerations" on page 45.


5.   WHAT ARE THE LIMITATIONS ON PARTIAL SURRENDER*


     You may not take a partial surrender in the first Policy Year. After the first Policy Year, you may take no more than twelve partial surrenders per Policy Year (six partial surrenders per Policy Year in Maryland). We reserve the right to increase or decrease the number of partial surrenders you may take in a Policy Year. The minimum total partial surrender amount is $500, including a $25 partial surrender fee and any applicable taxes. A partial surrender will reduce your Net Accumulated Value and may reduce your Specified Death Benefit. We will not permit a partial surrender that would reduce the Net Accumulated Value to an amount less than or equal to the amount needed for the next three Monthly Deductions or if it would reduce the Specified Death Benefit below the minimum Specified Death
     Benefit shown in your policy. If your partial surrender request would reduce your Net Accumulated Value below that limit, we will either reject the request or allow you to surrender your policy, thereby ending your coverage. Please note that partial surrenders reduce your policy's Death Benefit. See "Partial Surrenders" on page 37. In addition, partial surrenders may have tax consequences. See "Federal Tax Considerations" on page 45.


6.   WHAT ARE THE LIMITATIONS ON TRANSFER*

     Each transfer in excess of 15 in a Policy Year will incur a transfer charge of $25, excluding Allocation Date transfers and transfers due to dollar cost averaging or rebalancing programs. We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. See "Transfer of Accumulated Value" and "Restrictions on Transfers" beginning on page 18.

7.   WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY*


     You may surrender your policy at any time without charge, subject to any outstanding Debt. Surrendering your policy may have tax consequences. See "Federal Tax Considerations" on page 45.


8.   WHAT ARE THE RISKS OF TAKING A POLICY LOAN*


     Taking a loan from your policy may increase the risk that your policy will lapse. The loan will have a permanent effect on your Accumulated Value and will reduce the Death Benefit Proceeds. In addition, if your policy is a modified endowment contract for federal income tax purposes, taking a policy loan may have tax consequences. See "Policies Which Are MECs" on page 47.


9.   WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY*

     Your policy is structured to meet the definition of a life insurance contract under the Code. We may need to limit the amount of premiums you pay under the policy to ensure that your policy continues to meet that definition. We will not accept any premium that would cause your policy not to qualify as a life insurance contract under the Code.

     Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Accumulated Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial surrenders only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or partial surrender in excess of premiums paid are treated as ordinary income. The benefits under a policy may also be subject to taxes other than income taxes, including estate taxes.


     Special rules govern the tax treatment of life insurance policies that meet the federal definition of a "modified endowment contract." Depending on the amount and timing of your premiums, your policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Partial surrenders and policy loans, however, are treated differently. For more information on the tax treatment of the policy, see "Federal Tax Considerations" on page 45.


                THE UNDERLYING MUTUAL FUNDS AND ASSOCIATED RISKS

1.   WHAT IS AN UNDERLYING MUTUAL FUND*

     Each of the Investment Divisions invests in shares of one of the Underlying Mutual Funds. Each Underlying Mutual Fund is a separate investment series of an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Underlying Mutual Fund holds its assets separate from the assets of the other Underlying Mutual Funds, and each Underlying Mutual Fund has its own distinct investment objective and policies, which are described in the accompanying prospectuses for the Underlying Mutual Funds. Each Underlying Mutual Fund operates as a separate investment fund, and the income, gains and losses of one Underlying Mutual Fund generally have no effect on the investment performance of any other. The Underlying Mutual Funds in which the Investment Divisions currently invest are set forth in this prospectus. Some of the Investment Divisions described in this prospectus may not be available under your policy. For more information about the Underlying Mutual Funds, please see "The Underlying Mutual Funds" on page 20.

2.   WHAT ARE THE RISKS OF THE UNDERLYING MUTUAL FUNDS*

     We do not promise that the Underlying Mutual Funds will meet their investment objectives. Amounts you have allocated to the Investment Divisions may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Underlying Mutual Funds in which those Investment Divisions invest. You bear the investment risk that those Underlying Mutual Funds possibly will not meet their investment objectives. A description of each Underlying Mutual Fund's investment policies and a comprehensive statement of each Underlying Mutual Fund's risks may be found in its prospectus. For additional information, please see "The Underlying Mutual Funds" on page 20.

3.   HOW CAN I LEARN MORE ABOUT THE UNDERLYING MUTUAL FUNDS*

     YOU SHOULD READ THE UNDERLYING MUTUAL FUNDS' CURRENT PROSPECTUSES FOR DETAILED INFORMATION CONCERNING THEIR INVESTMENT OBJECTIVES AND STRATEGIES, AND THEIR INVESTMENT RISKS BEFORE MAKING AN ALLOCATION OR TRANSFER.

                             PURCHASE AND ALLOCATION

PURCHASING A POLICY. You may apply to purchase a policy by submitting a written application to us through an authorized sales representative. We will not issue a policy to insure people who are older than age 90. The minimum Specified Death Benefit is $100,000. Before we issue a policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any reason. Your policy may differ from the general description in this prospectus because we need to comply with differences in applicable state law. Variations from the information appearing in this prospectus due to individual state requirements are described in supplements that are attached to this prospectus or in endorsements to the policy, as appropriate.

In general, we will issue your policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your policy in force, coverage under your policy will not commence until all requirements are met. An example of an outstanding requirement is an amendment to your policy that requires your signature. We commence coverage of the Insured under the policy on the Policy Date, which generally is the later of (i) the Issue Date, (ii) the date on which we receive your first premium or (iii) the date that all requirements have been met or a date mutually agreed upon by us and the Owner. We will permit you to backdate the Policy Date of your policy up to six months before the Issue Date to save age. Backdating to save age can be advantageous because age is an individual characteristic that causes the cost of insurance charge to vary. You may be able to reduce the amount of your cost of insurance charge in backdating the Policy Date. At the same time, however, this increases the number of times the cost of insurance charge will have been deducted since the backdated Policy Date, which will reduce the value of your initial allocations. You should consult your sales representative for more information as to whether backdating to save age would be appropriate for you. The Policy Date determines Monthly Deduction days, Policy Months and Policy Years. If your Monthly Anniversary date is not a business day, the Monthly Deduction will occur on the next business day and will have an effective date equal to the Monthly Anniversary date.

If you pay a premium with your application, and your initial requested Specified Death Benefit is less than $500,000, we will offer the Insured temporary conditional insurance coverage during the underwriting process, subject to conditions. Some of the conditions include the following: all answers in materials submitted must be true, complete and accurate and you must never have been treated for, diagnosed with, or tested positive for a number of conditions. This temporary conditional insurance coverage is limited to $500,000 (less in some states, for example $25,000 in Kansas) or the initial Specified Death Benefit applied for, whichever is less.

If we approve your application, we will begin to deduct policy charges as of the Policy Date. If we reject your application, we will not issue you a policy. We will return any premium you have paid, adding interest if, as, and at the rate, required in your state. We will not subtract any policy charges from the amount we refund to you.

PREMIUMS AND PREMIUM LIMITS. To place your policy in force, you generally must pay an initial premium. As described in "Planned Premium" below, we will send a notice prior to the planned premium date if you tell us that you plan to pay quarterly, semi-annually or annually. You may also pay premiums monthly or quarterly, including your initial premium, through EFT (Electronic Fund Transfers).


In general you may pay additional premium at any time, and in any amount, as long as your premium would not cause your policy to lose its life insurance status under the Code, as explained in "Federal Tax Considerations" beginning on page 45. Premiums must be sent to us at the address on the first page. Unless you request otherwise in writing, while your policy has an outstanding loan, we treat all payments received as new premium, except those received after interest is billed and before the Policy Anniversary. We may require satisfactory evidence of insurability before accepting any premiums that would increase the Net Amount at Risk. We reserve the right to refuse any premium payment less than $25 or limit the amount of premium payments.

Your policy is subject to premium payment maximums if you do not want your policy to become a "modified endowment contract" (MEC) under the Code as explained in "Federal Tax Considerations." Your Policy may also be subject to premium payment maximums depending on the tax test you choose to be sure your policy satisfies the definition of a life insurance contract under the Code. You may choose either the Guideline Premium and Cash Value Corridor Test or the Cash Value Accumulation Test as your irrevocable tax test. The Cash Value Accumulation test does not impose a premium limitation. The Guideline Premium and Cash Value Corridor Test does not allow cumulative premium payments in excess of the Guideline Premium limitation. For more information, see "Death Benefit Options" on page 31 and "Federal Tax Considerations" on page 45.


We will monitor your premium payments and other policy transactions and notify you of potential adverse tax consequences. Any premium we receive more than 15 days prior to a Policy Anniversary in excess of your policy's maximums will be automatically returned to you. With your consent, we will hold any premium payment in excess of your policy's maximum received less than 15 days prior to a Policy Anniversary. We will not credit interest on a held premium payment, which will be deemed paid into your Policy on the next Policy Anniversary for all calculations under the Policy. If the held premium is in excess of your policy's maximums on the next Policy Anniversary, the excess will be returned to you. Alternatively, you could request to increase your Specified Death Benefit (or, for policies applied for BEFORE OCTOBER 6, 2008, the Schedule of Specified Death Benefits), subject to evidence of insurability.

PLANNED PREMIUM. In your policy application, you will be asked to establish a schedule of "planned premium" payments by specifying the amount and frequency of such payments. You are not required to pay any planned premium. We will send you reminder notices prior to each planned payment date (except for those payments made in accordance with an EFT payment plan), which may be quarterly, semi-annually or annually, as specified by you. We reserve the right to stop sending such notices if no planned premiums are paid within any two consecutive Policy Years. You may change the amount or frequency of your planned premiums at any time by writing to us, subject to our consent.


Paying planned premiums does not guarantee that your policy will remain in force, even if you pay all planned premiums as scheduled. If the value of your policy is not sufficient to keep your Policy in force, you may need to change your planned payment schedule or make additional payments in order to keep your Policy in force, but paying planned premiums generally provides greater benefits than paying a lower amount of premium. And paying planned premiums also can help to keep your policy in force if your planned premium payments are at least as great as the Qualifying Monthly Premium Amount necessary to keep the GDB benefit in force. See "Guaranteed Death Benefit (GDB) Rider" on page 35.


ALLOCATION OF PREMIUM. Your Net Premiums are allocated to the Investment Divisions and the Fixed Account in the proportions that you have selected. We deduct the Premium Charges from your premium before allocation.

You must specify your allocation percentages in your application. Percentages must be in whole numbers and the total allocation must equal 100%. The minimum allocation percentage per allocation option is 1%. We will allocate any additional premiums according to those percentages until you give us new allocation instructions. You may add or delete Investment Divisions and/or the Fixed Account from your allocation instructions.

We will generally allocate your initial Net Premiums to the Fixed Account on the Commencement Date. (We will hold in our general account all premium payments made before the Commencement Date.) The Commencement Date is the date we place your policy in force after we have received: underwriting approval, any requirements outstanding after the Issue Date, and premium in an amount equal to or exceeding the minimum initial requirement. If outstanding requirements prevent us from placing your policy in force, the Commencement Date is postponed and your Net Premiums are not allocated until you satisfy the requirements. We do not credit any interest or earnings on premiums we receive before the Commencement Date.

Following the Commencement Date, amounts designated for the Fixed Account will remain in the Fixed Account until otherwise instructed by you, while amounts designated for the Investment Divisions will be reallocated in accordance with your then current allocation instructions on the Allocation Date. Any additional Net Premium we receive before the Allocation Date will also be allocated to the Fixed Account until the Allocation Date. The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy. In most cases, the Right to Examine Period is 10 days, but is longer in some cases. See "Right to Examine the Policy" on page 40 for more information about the Right to Examine Period. Thus, for example, if the Right to Examine Period is 10 days, the Allocation Date is generally 15 days after the Commencement Date. On the Allocation Date, we will transfer any amounts designated for the Investment Divisions (plus any interest credited thereto while held in the Fixed Account) to the applicable Investment Divisions. On Net Premiums allocated to the Fixed Account prior to the Allocation Date, we may credit a different interest rate, which will not be lower than 3%, on the portion designated to remain in the Fixed Account than on the portion designated for the Investment Divisions. Transfers on the Allocation Date will not count against the free transfer limit under your policy.

After the Allocation Date, we will generally allocate your additional Net Premium to the Investment Divisions and the Fixed Account as of the date your premium is received at our Service Center. If an additional premium would result in an increase in the Net Amount at Risk and thus requires underwriting, we may delay allocation until we have completed underwriting. At that time, we will follow the allocation instructions in our file unless you send us new allocation instructions with your payment.


ACCUMULATED VALUE. Your Accumulated Value is the sum of the value of your interests in the Separate Account, the Fixed Account, and the Loan Account. Your Accumulated Value may increase or decrease daily to reflect the performance of the Investment Divisions you have chosen, the addition of interest credited to the Fixed Account and the Loan Account, the addition of Net Premium, and the subtraction of any partial surrenders. Your Accumulated Value is also subject to charges and deductions. See "Charges and Deductions" on page 40. There is no minimum guaranteed Accumulated Value.


Valuations for initial premiums and subsequent premiums requiring underwriting are made on the date your Net Premium is allocated to the Investment Divisions and the Fixed Account, as described in "Allocation of Premiums" above. We will make all other valuations in connection with the policy on the day the premium or your transaction request is received at our Service Center, if that day is a Valuation Day. Otherwise, we make that determination on the next succeeding day that is a Valuation Day.

ACCUMULATION UNIT VALUE. We measure your Accumulated Value in the Separate Account by determining the value of the Accumulation Units that we credit to your policy. When you invest in an Investment Division, we credit your policy with Accumulation Units in that Investment Division. The number of Accumulation Units we credit equals the amount invested in the Investment Division divided by the value of the Investment Division's Accumulation Units on the Valuation Day that the allocation is made. The number of Accumulation Units we credit increases when premium is allocated to the Investment Division and amounts are transferred to the Investment Division, and loan repayments are transferred from the Loan Account to the Investment Divisions. The number decreases when certain charges are deducted from the Investment Division (for example, the cost of insurance charge, policy fee, administrative charge, and partial surrender fee), a loan is taken from the Investment Division, a transfer is made to another allocation option, or a partial surrender is made. However, these adjustments do not affect the value of an Accumulation Unit.

The value of an Accumulation Unit for each Investment Division varies to reflect the investment experience of the corresponding Underlying Mutual Fund and the deduction of certain charges and expenses. We set the value of an Accumulation Unit at $10 when each Investment Division is established. Thereafter, on each Valuation Day, we determine the Determine the value of an Accumulation Unit for each of the Investment Divisions as total value of follows:

     (1)  Determine the total value of assets in the Investment Division;

     (2) Subtract from that amount the applicable Asset Based Risk Charge and the tax charge (if any); and

     (3)  Divide the result by the number of outstanding Accumulation Units.

You should refer to the prospectuses for the Underlying Mutual Funds for a description of how the assets of each Underlying Mutual Fund are valued since that determination directly affects the investment experience of the corresponding Investment Division and, therefore, your Accumulated Value.

TRANSFER OF ACCUMULATED VALUE. You may request a transfer of Accumulated Value between and among the Investment Divisions and the Fixed Account in writing, by telephone, or via the Internet after the Allocation Date. You may transfer all or a portion of your value from one Investment Division to another Investment Division or to the Fixed Account. You may make one transfer from the Fixed Account to the Investment Divisions each Policy Year. This amount transferred from the Fixed Account may not exceed the greatest of $1,000 (or the Fixed Account value, if less), the amount transferred out of the Fixed Account in the prior year, or 25% of your value in the Fixed Account.

As a general rule, we will only make transfers on Valuation Days. If we receive your request in Good Order before the close of the New York Stock Exchange
(usually 4:00 p.m. Eastern time) on a Valuation Day, we generally make the transfer that day. Otherwise, we will make the transfer on the next day that is a Valuation Day. We process transfers at the price next computed after we receive your transfer request. We will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS. The policy is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Underlying Mutual Fund and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Underlying Mutual Fund. Neither the policies nor the underlying Underlying Mutual Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the policy. To protect Owners and the underlying Underlying Mutual Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Policy Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

     o    limiting the number of transfers over a period of time;

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     o    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the policy for disruptive activity based on frequency, pattern and size. We will more closely monitor policies with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial surrender to access the Accumulated Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the policy on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact the Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the policy. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every policy engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TRANSFERS AUTHORIZED BY TELEPHONE OR THE INTERNET. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

You may make transfers by telephone or through the Internet. Any authorization you provide to us in the application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Service Center number listed on the first page.

When authorizing a transfer, you must complete your transfer request by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction. We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective on the next Monthly Anniversary upon receipt of the request in good order. Some optional benefits may require underwriting and will be effective on the next Monthly Anniversary following underwriting approval.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owner, designate by the Owner ceases, and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

DOLLAR COST AVERAGING. Under our dollar cost averaging program, you may authorize periodic transfers of a fixed dollar amount between or among the Investment Divisions and the Fixed Account. The minimum transfer amount of the dollar cost averaging program is $100, and transfers may occur monthly, quarterly, semi-annually, or annually. The minimum initial balance of your allocation option from which transfers will be made is $5,000.

The theory of dollar cost averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as dollar cost averaging, periodic transfers from an Investment Division with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile Investment Division.

Your request to participate in this program will be effective when we receive your completed request form at our Service Center. Call or write us for a copy of the request form and additional information concerning the program. We may change, terminate, limit, or suspend dollar cost averaging at any time.

REBALANCING. Rebalancing allows you to readjust the percentage of your Accumulated Value allocated to each Investment Division to maintain a pre-set level of investment in various market segments. Over time, the variations in each Investment Division's investment results will shift the balance of your Accumulated Value allocations. Under the rebalancing program, we automatically transfer your Accumulated Value, back to the percentages you specify in accordance with procedures and requirements that we establish. Restrictions on transfers from the Fixed Account will not apply to rebalancing.

You may request rebalancing when you apply for your policy or by submitting a completed Written Request to us at our Service Center. Please call or write us for a copy of the request form and additional information concerning rebalancing.

Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Accumulated Value allocated to the better performing segments. Other investment programs, such as the dollar cost averaging program, may not work in concert with rebalancing. Therefore, you should monitor your use of these programs, as well as other transfers or partial surrenders, while rebalancing is being used. We may change, terminate, limit, or suspend rebalancing at any time.

                              THE SEPARATE ACCOUNT

THE UNDERLYING MUTUAL FUNDS. The Separate Account is divided into Investment Divisions. Each Investment Division invests in shares of one of the Underlying Mutual Funds. Each Underlying Mutual Fund is a separate investment series of JNL(R) Series Trust or JNL Variable Fund LLC, each an open-end management investment company registered under the 1940 Act. We briefly describe the Underlying Mutual Funds below. You should read the current prospectuses for the Underlying Mutual Funds for more detailed and complete information concerning the Underlying Mutual Funds, their investment objectives and strategies, and the investment risks associated with the Underlying Mutual Funds. If you do not have a prospectus for a Underlying Mutual Fund, contact us and we will send you a copy.

Each Underlying Mutual Fund holds its assets separately from the assets of the other Underlying Mutual Funds, and each Underlying Mutual Fund has its own distinct investment objective and policies. Each Underlying Mutual Fund operates as a separate investment fund and the income, gains, and losses of one Underlying Mutual Fund generally have no effect on the investment performance of any other Underlying Mutual Fund.

UNDERSCORED ARE THE UNDERLYING MUTUAL FUNDS THAT ARE NEWLY AVAILABLE OR RECENTLY UNDERWENT NAME CHANGES, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE UNDERLYING MUTUAL FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE UNDERLYING MUTUAL FUNDS ARE ATTACHED TO THIS PROSPECTUS.


IN ADDITION, THE JNL/LAZARD SMALL CAP EQUITY FUND AND THE JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND WERE PREVIOUSLY OFFERED AS FUNDS UNDER THIS CONTRACT. HOWEVER, EFFECTIVE APRIL 6, 2009, THESE FUNDS WERE MERGED WITH THE JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND AND THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, RESPECTIVELY, AS OUTLINED BELOW:


-------------------------------------------------------- -----------------------------------------------------------------

CURRENTLY OFFERED FUNDS                                  PREVIOUSLY OFFERED FUNDS

-------------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------------------

JNL/Mellon Capital Management S&P 500 Index Fund         JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

-------------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------------------

JNL/Mellon Capital Management Small Cap Index Fund       JNL/Lazard Small Cap Equity Fund

-------------------------------------------------------- -----------------------------------------------------------------


--------------------------------------------------------------------------------
                                JNL SERIES TRUST
--------------------------------------------------------------------------------


JNL/AIM GLOBAL REAL ESTATE FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.) and sub-sub-advisers: Invesco Institutional (N.A.), Inc. (f/k/a INVESCO Institutional (N.A.), Inc.); and Invesco Asset Management Ltd.)

          Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts. The Fund will normally invest in securities of companies located in at least three different countries, including the United States.

--------------------------------------------------------------------------------

JNL/AIM INTERNATIONAL GROWTH FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong earnings growth.

--------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.



--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S.
          registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (sub-sub-adviser))

          Seeks long-term capital growth by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in worldwide companies active in the extraction, production, processing and trading of the following products: chemicals, building materials, metal and other raw materials, timber and paper products, containers and packaging as well as companies in the energy resources sector.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

          Seeks total return by investing through an active quantitative equity management strategy that allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

--------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

          Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S. companies.

--------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

          Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

          Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

          Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies in any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The Fund invests predominately (80% or more) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset  Management,  LLC (and Franklin  Advisory  Services,
     LLC)

          Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of total return consisting of income and capital appreciation, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)


          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of the investment.


--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

          Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality securities.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

--------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

--------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages; (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government; (vi) repurchase agreements collateralized by any of the foregoing; and (vii) other investments (such as derivatives contracts) related to those listed above.

--------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

          Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

--------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term capital growth by investing in companies operating in basic industries ("primary" and "secondary" industries), and also in companies that service these industries. The Fund may also invest in other global equities.

--------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide. The Fund aims to achieve consistent returns in the global equity funds sector.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the S&P Midcap 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Russell 2000(R) Index. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the Barclays U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.


--------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

          Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

--------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)


          Seeks long-term total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.

--------------------------------------------------------------------------------

JNL/PAM CHINA-INDIA FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)


          Seeks long-term total return by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.

--------------------------------------------------------------------------------

JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


          Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

--------------------------------------------------------------------------------

JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


          Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

--------------------------------------------------------------------------------

JNL/PPM AMERICA CORE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks long-term capital growth by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities (which include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants) of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


--------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign issuers.


--------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

          Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations of between $15.8 million and $2.5 billion under normal market conditions at the time of initial purchase. The range will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


--------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $452.2 million and $417.8 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.


--------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND
     Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

          Seeks maximum total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and
          (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

--------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security.

--------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

--------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

--------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable and predominantly higher-quality. In selecting the companies, SPIAS looks to 30 companies ranked by return on invested capital and lowest market-to-book multiples.

--------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

--------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.

--------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.


--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index(R).

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 30 stocks are selected each year based on certain positive financial attributes.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each Stock Selection Date.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks total return through capital appreciation by investing in the common stocks of 24 companies that have the potential for capital appreciation; the 24 companies are selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)"), on each Stock Selection Date.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"), on each Stock Selection Date.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

          >>   20% in the DowSM 10 Strategy, a dividend yielding strategy;
          >>   20% in the  S&P(R)  10  Strategy,  a  blended  valuation-momentum strategy;
          >>   20% in the Global 15 Strategy, a dividend yielding strategy;
          >>   20% in the 25 Strategy, a dividend yielding strategy; and
          >>   20% in the  Select  Small-Cap  Strategy,  a small  capitalization strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return by investing in the common stocks of companies that
          are   identified  by  a  model  based  on  six  separate   specialized
          strategies:


          >>   The DowSM Dividend Strategy;
          >>   The European 20 Strategy;
          >>   The Nasdaq(R) 25 Strategy;
          >>   The S&P 24 Strategy;
          >>   The Select Small-Cap Strategy; and
          >>   The Value Line(R) 30 Strategy.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:


          >>   25% in the Nasdaq(R) 25 Strategy;
          >>   25% in the Value Line(R) 30 Strategy;
          >>   24% in the European 20 Strategy;
          >>   14% in the Global 15 Strategy; and
          >>   12% in the 25 Strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The 60 companies are selected on each Stock Selection Date. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in foreign companies. The 25 companies are selected on each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading around each Stock Selection Date, when cash flow activity occurs in the Fund and for a dividend investment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

--------------------------------------------------------------------------------

The investment objectives and policies of certain of the Underlying Mutual Funds are similar to the investment objectives and policies of other mutual funds that the Underlying Mutual Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Underlying Mutual Funds may be higher or lower than the investment results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar Underlying Mutual Funds will be comparable even though the Underlying Mutual Funds have the same investment sub-advisers. The Underlying Mutual Funds described are available only through variable annuity and variable life Contracts issued by Jackson. Shares of the Underlying Mutual Funds may also be sold directly to qualified retirement plans. They are NOT offered or made available to the general public directly.

A Underlying Mutual Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Underlying Mutual Fund with a small asset base. A Underlying Mutual Fund may not experience similar performance as its assets grow.

You should read the  prospectuses for the JNL Series Trust and JNL Variable Fund
LLC  carefully  before  investing.   Additional   Underlying  Mutual  Funds  and
Investment Divisions may be available in the future.

We automatically reinvest all dividends and capital gains distributions from a Underlying Mutual Fund in shares of that Underlying Mutual Fund at net asset value. The income and realized and unrealized gains or losses on the assets of each Investment Division are separate and are credited to or charged against the particular Investment Division without regard to income, gains or losses from any other Investment Division or from any other part of our business. We use the Net Premium you allocate to an Investment Division to purchase shares in the corresponding Underlying Mutual Fund and redeem shares in the Underlying Mutual Funds to meet policy obligations. The Underlying Mutual Funds are required to redeem their shares at net asset value and to make payment within seven days.

Certain Underlying Mutual Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Underlying Mutual Fund. Although neither we nor any of the Underlying Mutual Funds currently foresee any such disadvantages either to variable life insurance or variable annuity contract owners, each Underlying Mutual Fund's board of directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a board of directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Owners will not bear the related expenses.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Underlying Mutual Funds held by the Investment Divisions to which you have allocated your Accumulated Value. Under current interpretations, however, you are entitled to give us instructions on how to vote those shares with respect to certain matters. We will notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the issues. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Underlying Mutual Fund for the shareholder meeting at which the vote will occur.

As a general rule, you are the person entitled to give voting instructions. However, if you assign your policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants. If you send us written voting instructions, we follow your instructions in voting the Underlying Mutual Fund shares attributable to your policy. If you do not send us written instructions, we vote the shares attributable to your policy in the same proportion as we vote the shares for which we have received instructions from other Owners. We vote shares that we hold in the same proportion as we vote the shares for which we have received instructions from Owners. There is no requirement that we receive voting instructions from any minimum percentage of Owners before we can vote uninstructed shares in proportion to the instructions that we do receive. Where only a relatively small percentage of owners have submitted instructions, however, we may solicit instructions from more Owners, in order to reduce the possibility that the instructions received are not reasonably representative.

We may, when required by state insurance regulatory authorities, disregard Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Underlying Mutual Funds or to approve or disapprove an investment advisory contract for one or more of the Underlying Mutual Funds.

In addition, we may disregard voting instructions in favor of changes initiated by Owners to the investment objectives or the investment adviser of the Underlying Mutual Funds if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Underlying Mutual Fund or would result in the purchase of securities for the Underlying Mutual Fund that vary from the general quality and nature of investments and investment techniques utilized by the Underlying Mutual Fund. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Underlying Mutual Fund shares without obtaining instructions from our Owners and we may choose to do so.

ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Underlying Mutual Funds are no longer available for investment by the Separate Account or if, in our judgment, further investment in the shares of a Underlying Mutual Fund is no longer preferred, we may add or substitute shares of another Underlying Mutual Fund or mutual fund for Underlying Mutual Fund shares already purchased or to be purchased in the future. Any substitution will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Investment Divisions:

     (a)  to operate the Separate Account in any form permitted by law;

     (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

     (c) to transfer assets from one Investment Division to another, or from any Investment Division to our general account;

     (d)  to add,  combine,  or  remove  Investment  Divisions  in the  Separate
          Account;

     (e) to change the way in which we assess charges, as long as the charges do not exceed the maximum guaranteed charges under the policies; and

     (f) to assess a charge for taxes attributable to the operations of the Separate Account or for other taxes.

If we take any of these actions, we will comply with the then applicable legal requirements.

                                THE FIXED ACCOUNT

If you select the Fixed Account, your money will be placed with Jackson's other assets. The Fixed Account is not registered with the SEC and the SEC does not review the information we provide to you about the Fixed Account. Your policy contains a more complete description of the Fixed Accounts.

THE PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS IN THE FIXED ACCOUNT ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE STATEMENTS ABOUT THE FIXED ACCOUNT IN THIS PROSPECTUS MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING ACCURACY AND COMPLETENESS.

You may allocate part or all of your Net Premium to the Fixed Account at any time while your policy is in force. With the Fixed Account, we will guarantee the amounts allocated and the crediting of a minimum rate of interest. From time to time and at our sole discretion we may set a higher current interest rate applicable to premium and transfers allocated to the Fixed Account during a Policy Year. We may declare different rates for amounts that are allocated to the Fixed Account at different times. The rate will be re-set on the Policy Anniversary. All of a policy's amounts in the Fixed Account will be re-set to the same rate on the Policy Anniversary. We determine interest rates in accordance with a variety of factors. The Asset Based Risk Charge and Underlying Mutual Fund Expenses do not apply to amounts allocated to the Fixed Account. All other charges and deductions under a policy apply to amounts allocated to the Fixed Account to the same extent as they apply to amounts allocated to the variable investment options. Therefore, the amount of your Fixed Account allocation (and interest thereon) that we guarantee is net of any such charges and deductions that are applicable under the terms of the policy.

Amounts allocated to the Fixed Account are part of the general account of Jackson. We invest the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We may delay payment of partial surrenders from the Fixed Account for up to 6 months from the date we receive your written partial surrender request. We pay interest on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                           POLICY BENEFITS AND RIGHTS

DEATH BENEFIT. While your policy is in force, we will pay the Death Benefit Proceeds upon the Insured's death. We will pay the Death Benefit Proceeds to the named beneficiary(ies) or, if none survives, to the contingent beneficiary(ies). We will pay the Death Benefit Proceeds in a lump sum or according to one of the optional payment plans, if available.

The Death Benefit Proceeds payable to the beneficiary equal the applicable Death Benefit, less any Debt and less any due and unpaid charges. The amount of Death Benefit is based on the Death Benefit option you have selected, any increases or decreases in the Specified Death Benefit, and in some instances your Accumulated Value. The Death Benefit Proceeds may be increased if you have added a rider providing optional insurance benefits. Please see "Optional Insurance Benefits" beginning on page 33.

We will calculate the Death Benefit Proceeds, including any optional insurance benefits added to your policy, as of the end of the Valuation Period during which we receive due proof of death from the beneficiary of record (if there are multiple beneficiaries, we will calculate the Death Benefit Proceeds when we receive due proof of death from the first beneficiary). The beneficiary will be unable to change the Accumulated Value's allocation before we calculate and pay the Death Benefit Proceeds; Deductions will continue to be taken until we have received due proof of death. We will usually pay the Death Benefit Proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. Beyond seven days, from due proof of death until payment, the Death Benefit Proceeds will earn interest at a rate set by the state where you purchased the policy.

In most cases, when the Death Benefit Proceeds are paid in a lump sum, we will pay the Death Benefit Proceeds by establishing an interest bearing account, called the "Beneficiary Access Account," for the beneficiary, in the amount of the Death Benefit Proceeds. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the Death Benefit Proceeds. The Beneficiary Access Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Beneficiary Access Account. As an alternative to establishing a Beneficiary Access Account, the beneficiary may request to receive a check for the Death Benefit Proceeds directly from the Company.

We may in our sole discretion make available payment options to which the beneficiary may apply the Death Benefit Proceeds in order to receive a stream of periodic payments. If your beneficiary chooses an available payment option, we will offer a supplemental agreement setting forth the terms of the payment option. For information concerning the payment options we currently offer, speak to your sales representative or contact us at the address or telephone number on the first page of this prospectus. At any time in our sole discretion we may change the selection or the terms of the available payment options (if any) or discontinue offering them. Before choosing to apply Death Benefit Proceeds to payment option, your beneficiary should consult a qualified tax adviser.

DEATH BENEFIT OPTIONS. You may choose one of three Death Benefit options, each of which depends in part on the amount of the Specified Death Benefit. The three Death Benefit options are:

     OPTION A: the Death Benefit is the greater of: (a) the Specified Death Benefit of the policy; or (b) the Minimum Death Benefit. Option A is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Accumulated Value. As your Accumulated Value increases, the Net Amount at Risk under your policy generally decreases, unless your Accumulated Value is sufficiently large to require that the Death Benefit be determined using the Minimum Death Benefit. See Appendix A for examples of how your insurance coverage would change under Death Benefit Option A as the result of a partial surrender.

     OPTION B: the Death Benefit is the greater of (a) the Specified Death Benefit plus the Accumulated Value; or (b) the Minimum Death Benefit. Under Option B, the amount of the Death Benefit generally increases to reflect increases in the Accumulated Value. Under this option your policy generally involves a constant Net Amount at Risk.

     OPTION C: the Death Benefit is the greater of: (a) the Specified Death Benefit plus the greater of (i) the sum of all premiums paid minus all prior partial surrenders (including any applicable charges) or (ii) zero, or (b) the Minimum Death Benefit. Under this Option, your Death Benefit generally varies as you pay premiums and take partial surrenders.

MINIMUM DEATH BENEFIT. The Minimum Death Benefit used in the Death Benefit formulas under the policy equals the Accumulated Value multiplied by the applicable Minimum Death Benefit percentage. We set forth the applicable Minimum Death Benefit percentages in the policy, which are based upon the age of the Insured and depend on the tax test you choose as described below. While the policy is in force, we guarantee that the Death Benefit will not be less than the greater of the current Specified Death Benefit or the Minimum Death Benefit.

There are two tax tests, which generally require that a policy have a significant element of life insurance (the Minimum Death Benefit) and not be primarily an investment vehicle. Your tax test choice is irrevocable and between the following:

      o    the Cash Value Accumulation Test; and

      o    the Guideline Premium and Cash Value Corridor Test.

The Cash Value Accumulation Test determines the Minimum Death Benefit by multiplying a policy's value by a percentage determined by methodology set out in the federal tax regulations. The percentage depends on an insured's age, sex, and underwriting risk classification. Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums so long as there is a sufficient death benefit in relation to the policy's value at all times.

The Guideline Premium and Cash Value Corridor Test determines the Minimum Death Benefit and Guideline Premium by comparing a policy's death benefit to an applicable percentage of its cash value. These percentages are set out in the Code and vary by the insured's age.

Since the cost of insurance charge is based upon the Net Amount at Risk, it generally is less under a policy with an Option A Death Benefit than an otherwise comparable policy with an Option B Death Benefit. As a result, if the Investment Divisions you select experience favorable investment results, your Accumulated Value tends to increase faster under Option A than under Option B, but the Death Benefit under Option B increases or decreases directly with changes in the Accumulated Value. Thus, you may prefer Option A if you are more interested in the possibility of increasing your Accumulated Value based upon favorable investment experience, while you may prefer Option B if your are seeking to increase Death Benefits. Option C may be preferable if you want a Death Benefit that would include a return of premium paid (less partial surrenders).

You choose a Death Benefit option in your application to purchase a policy. If you do not choose a Death Benefit option, we will not issue a policy to you.

EXAMPLE: If you choose the Guideline Premium and Cash Value Corridor Test as your tax test, under an Option A policy, an increase in the Accumulated Value due to favorable investment experience may increase the Death Benefit above the Specified Death Benefit, and a decrease in Accumulated Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Death Benefit).

                                                                 A                      B
                 Specified Death Benefit                      $200,000              $200,000
                 Death Benefit Option                            A                      A
                 Insured's Age                                   50                    50
                 Accumulated Value                            $115,000               $95,000
                 Applicable Minimum Death Benefit
                 Percentage                                     185%                  185%
                 Death Benefit                                $212,750              $200,000

Under column A, the Death Benefit equals $212,750, i.e., the greater of $200,000 (the Specified Death Benefit) and $212,750 (the Accumulated Value of $115,000, multiplied by the Minimum Death Benefit percentage of 185%). Under column B, the Death Benefit is $200,000, i.e., the greater of $200,000 (the Specified Death Benefit) and $175,750 (the Accumulated Value of $95,000 multiplied by the Minimum Death Benefit percentage of 185%). This amount, less any Debt and unpaid charges, constitutes the Death Benefit Proceeds that we would pay to the beneficiary.

CHANGES IN DEATH BENEFIT OPTION. Subject to our consent, after the first Policy Year, you may change the Death Benefit option once each Policy Year by writing to us at the address given on the first page of this prospectus. If you ask to change from Option A to Option B, we will reduce the Specified Death Benefit (or reduce each Specified Death Benefit in the Schedule of Specified Death Benefits for policies applied for BEFORE OCTOBER 6, 2008) of your Policy by the amount of the Accumulated Value. If you ask to change from Option B to Option A, we will increase the Specified Death Benefit (or increase each Specified Death Benefit in the Schedule of Specified Death Benefits for policies applied for BEFORE OCTOBER 6, 2008) of your policy by the amount of the Accumulated Value. If you ask to change from Option C to Option A, we will increase the Specified Death Benefit (or increase each Specified Death Benefit in the Schedule of Specified Death Benefits for policies applied for BEFORE OCTOBER 6, 2008) by the greater of the sum of all your premiums paid, less all prior partial surrenders or zero. The Specified Death Benefit (or Schedule of Specified Death Benefits for policies applied for BEFORE OCTOBER 6, 2008) will change in conjunction with your Death Benefit option change to keep the Net Amount at Risk the same, which may be important to you since your cost of insurance charge is based on the Net Amount at Risk. You may not change from Option C to Option B or from Option A or B to Option C. The change will take effect on the first Monthly Anniversary following our approval at least one business day after we approve your Written Request. If less than one business day remains before the Monthly Anniversary, the change will be effective on the second following Monthly Anniversary. We will send confirmation of your change of Death Benefit Option. We may require evidence of insurability satisfactory to us for a change from Option A to Option
B. We do not currently require you to prove insurability for other changes in Death Benefit option.

You may not change the Death Benefit option under your policy if afterward any Specified Death Benefit remaining in force would be less than the minimum
Specified Death Benefit. The GDB Rider is available only with Death Benefits Option A and B.

CHANGES IN SPECIFIED DEATH BENEFIT. At issue, your Specified Death Benefit can be scheduled to be level over the life of your Policy or to increase or decrease on Policy Anniversaries, subject to certain restrictions. Your Specified Death Benefit (or Schedule of Specified Death Benefits for policies applied for BEFORE OCTOBER 6, 2008) is set forth in the policy. Scheduling changes in advance at the same time that you apply for the policy, particularly increases, does not require any additional evidence of insurability and underwriting later. Moreover, the overall cost of insurance charge for the life insurance coverage may be lower than if you request to change the Specified Death Benefit (or Schedule of Specified Death Benefits) following the Issue Date. Otherwise, subject to our approval, after the first Policy Year, you may change the Specified Death Benefit (or Schedule of Specified Death Benefits) once each Policy Year by writing to us at the address shown on the first page of this prospectus; however, any change that requires evidence of insurability must include an increase in the Specified Death Benefit for the current Policy Year.

You should be aware that any change in the Specified Death Benefit changes the Net Amount at Risk and, therefore, changes the cost of insurance charges on your policy. Any change in Specified Death Benefit must be at least $10,000. A change in the Specified Death Benefit (or Schedule of Specified Death Benefits) will take effect on the first Monthly Anniversary after we approve the request. However, if less than one business day remains before the Monthly Anniversary, the change will be effective on the second following Monthly Anniversary. To confirm changes in your policy's Specified Death Benefit (or Schedule of Specified Death Benefits), we will send you a confirmation of the change. We do not permit a Specified Death Benefit change if the policy is in the Grace Period.

A decrease in the Specified Death Benefit (or Schedule of Specified Death Benefits) will offset the most recent increase in the Specified Death Benefit (or Schedule of Specified Death Benefits), if any, and the next most recent increase, but we do not permit a decrease in the Specified Death Benefit (or Schedule of Specified Death Benefits) if afterward any Specified Death Benefit remaining in force would be less than the minimum Specified Death Benefit or cause your policy to lose its status as a contract of life insurance under the Code. For more information, see "Death Benefit Options" beginning on page 31. We will not allow a decrease in the Specified Death Benefit (or Schedule of Specified Death Benefits) during the first seven Policy Years or before seven Policy Years from an increase in the Specified Death Benefit (or Schedule of Specified Death Benefits).

For an increase in the Specified Death Benefit (or Schedule of Specified Death Benefits), you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We will not approve a request for a Specified Death Benefit (or Schedule of Specified Death Benefits) increase if the Net Accumulated Value is too small to pay the Monthly Deduction through the end of the Policy Year. For policies applied for BEFORE OCTOBER 6, 2008, increases in the Schedule of Specified Death Benefits are limited to 10% of your Specified Death Benefit per year, which increases may accumulate up to 50%, and there is a lifetime limit of 400%. For example, to schedule increases to occur on each of your first, third and ninth Contract Anniversaries, you would be limited to 10%, 20% and 50% of your current Specified Death Benefit, respectively.

For policies applied for BEFORE OCTOBER 6, 2008, refusing a scheduled increase in the Specified Death Benefit voids any future scheduled increases in the Specified Death Benefit. Similarly, by refusing a scheduled decrease in the Specified Death Benefit, you void any future scheduled increases in the Specified Death Benefit; however, such refusal is only allowed subject to insurability. You also void any future scheduled increases in the Specified Death Benefit with an unscheduled decrease in the Schedule of Specified Death Benefits. Any increase in the Specified Death Benefit (scheduled or unscheduled) following a change in the Schedule of Specified Death Benefits that requires evidence of insurability is subject to the underwriting at the time of the change. This means that a new segment of coverage is created to which cost of insurance rates that differ from those of the original coverage are applied. This is done to reflect the additional underwriting and the Insured's attained age at the time of the change.


Modifying the policy's Specified Death Benefit may have tax ramifications. For additional information, please see "Federal Tax Considerations" on page 45.


OPTIONAL INSURANCE BENEFITS. You may ask to add one or more of the following riders to your policy at any time to provide additional optional insurance benefits; or in some cases we may add these riders to your policy automatically at no cost. However, not all these riders may be available in the state where you purchased the policy, or the terms of the optional insurance benefits may differ in some states. We may require evidence of insurability before we issue a rider to you. If we impose any charge for a rider, we will deduct the charge as part of the Monthly Deduction. For more information concerning what riders are available and their operation and costs, please ask your sales representative or contact us at our Service Center. At our sole discretion we may offer riders or stop offering any rider at any time.

TERMINAL ILLNESS BENEFIT RIDER. The rider provides an accelerated payment of life insurance proceeds if the Insured, or an additional person pursuant to the Other Insured Term Insurance Rider, is terminally ill, as defined in the rider. The Owner may request an accelerated benefit of between 25% and 100% of the Death Benefit (including any additional insurance coverage) or $250,000, if less. The amount of the benefit under the policy will be subject to: a discount for 12 months' interest (not to exceed 8%) as specified in the rider; a pro rata portion of any outstanding Debt; an administrative expense charge fee as determined by the Company (not to exceed $100); and any unpaid policy charges. If a payment is made pursuant to this rider, the Death Benefit will be reduced by the dollar amount requested. All other values under the policy will be reduced proportionately. The amount of the accelerated benefit for an additional person to request is also between 25% and 100% of the insurance coverage under the Other Insurance Term Insurance Rider, and the reduction of insurance coverage will be proportional to any payment made pursuant to this rider. This rider automatically attaches to a policy that qualifies at the time of application. There is no expiry date for the Insured. This rider terminates upon payment of any benefit under the rider. The expiry date for an additional person is concurrent with the expiry of the Other Insured Term Insurance Rider.

OVERLOAN PROTECTION BENEFIT RIDER - Upon exercise, the rider provides a guarantee that the policy will not lapse due to the policy Debt exceeding the Accumulated Value or due to the Cash Surrender Value being insufficient to pay any Monthly Deduction. This rider may help you keep your policy in force and avoid tax consequences resulting from your policy lapsing with a loan outstanding. However, effects of exercising the rider include transferring any Accumulated Value in the Separate Account to the Fixed Account and setting the Specified Death Benefit equal to the Minimum Death Benefit.

Although there is no cost for the rider, the following exercise qualifications must be met before the rider may be exercised:

     (1)  The  Insured's  Attained  Age must be at least 75;

     (2)  A minimum of 15 Policy Years must have elapsed since your Policy Date;

     (3) Exercising this rider must not cause the policy to exceed Guideline Premium limits (see "Premiums and Premium Limits" on page 16);


     (4) The policy must not be a MEC and exercising this rider must not cause the policy to become a MEC (see "Policies Which Are MECs" on page 47);


     (5) Total partial surrenders, less any fees and charges deducted in connection with such partial surrenders, must equal or exceed total premium paid; and

     (6)  Debt must exceed the current Specified Death Benefit.


At the time all of the above exercise qualifications are first met and the ratio of Debt to Accumulated Value is equal to or greater than 95%, we will send a letter to you, the policy owner, notifying you of the policy's eligibility to exercise the rider. You may submit a Written Request to exercise the rider any time after the notification letter is sent and before the policy enters the Grace Period (see "Termination and Grace Period" on page 39). If the exercise qualifications are met, the benefit will be exercised and the rider's guarantee will be effective as of the rider's exercise date, which is the date the Written Request is accepted and recorded at the Service Center.


You need not exercise the rider immediately upon notification of eligibility. If the ratio of Debt to Accumulated Value is greater than the "maximum exercise ratio" at the time you exercise the rider, you will be billed for the loan repayment amount that will cause the ratio of Debt to the Accumulated Value to equal the maximum exercise ratio as of the exercise date. The maximum exercise ratio is the maximum allowable ratio of the policy Debt to the Accumulated Value for the Overloan Protection Benefit Rider to be exercised. In other words, the maximum exercise ratio generally represents the minimum amount of Net
Accumulated Value required to pay for the Death Benefit provided by the base policy after the rider is exercised. Monthly Deductions, unfavorable investment performance, partial surrenders and additional loans are all factors that might cause the ratio of Debt to Accumulated Value to exceed the maximum exercise ratio. The maximum exercise ratio is determined by the Company, varies based on the Insured's Attained Age, and will never be below 95%. Your policy's maximum exercise ratio will be included in the letter notifying you of the policy's eligibility to exercise the rider. You will have 30 days from the exercise date to pay the billed loan repayment amount. IF YOU DO NOT PAY THE BILLED LOAN REPAYMENT AMOUNT, THE GUARANTEE WILL BE VOID AND THE POLICY MAY LAPSE.

The following policy changes will occur on the exercise date:

     (1)  All other riders and benefits will terminate;

     (2) Any Accumulated Value in the Separate Account is transferred to the Fixed Account;

     (3) Your Death Benefit option becomes Option A (see "Death Benefit Options" on page 31);

     (4) The Specified Death Benefit is set equal to the Minimum Death Benefit for the Attained Age of the Insured as of the exercise date.

In addition, the following policy restrictions apply on the exercise date: no transfers to the Separate Account are allowed; no further premium payments are allowed; no further partial withdrawals or loans are allowed; no Death Benefit option changes are allowed; no Specified Death Benefit option changes are allowed; no riders or benefits may be added or reinstated; and any loan repayments will be allocated to the Fixed Account only.

After the rider exercise date, Monthly Deductions will continue until a Monthly Deduction would cause the Accumulated Value to drop below the policy Debt. In that instance, Monthly Deductions will be discontinued to prevent the Accumulated Value from dropping below the Policy Debt, which will effectively keep the policy in force. Loan interest will continue to accrue after the exercise date. Likewise, interest will continue to be credited to the Loan Account. Your annual statement will reflect the status of the exercised Overloan Protection Benefit Rider on the base policy. The rider will terminate upon the earlier of (1) the date we receive a Written Request from you to terminate the rider or (2) the termination of the base policy for any reason, such as a full surrender or death of the Insured. The rider has no expiry date.

If the rider's guarantee is voided because you do not pay the billed loan repayment amount associated with the maximum exercise ratio, as described above, the policy will no longer be subject to the above policy restrictions. However, the policy changes made on the exercise date will not be reversed and any terminated riders will not be reinstated. The Owner may subsequently submit a Written Request to reinstate the guarantee along with a loan repayment that is sufficient to cause the ratio of Debt to the Accumulated Value to be equal to or less than the maximum exercise ratio.

There may be tax consequences associated with this rider. Accordingly, you should consult your tax counsel when considering whether to exercise the rider.

WAIVER OF MONTHLY DEDUCTIONS RIDER. In the event of the Insured's total disability commencing before the Policy Anniversary after the Insured reaches Attained Age 60, we will waive the Monthly Deduction for the policy and any rider then in effect during the continuance of the disability. Eligible issue ages for this rider are 18-55. You may not select both this rider and the Waiver of Specified Premium Rider. Policy changes that would result in a larger Monthly Deduction may be restricted during a period of disability. These changes could include the addition of an additional Other Insured Term Insurance Rider or benefits requiring evidence of insurability. The policy may lapse if Debt is greater than the Accumulated Value.

WAIVER OF SPECIFIED PREMIUM RIDER. In the event of the Insured's total disability commencing before the Policy Anniversary corresponding to the Insured's Attained Age 60, we will pay a specified monthly premium into the policy during the continuance of the disability. Eligible issue ages for this rider are 18-55. You may not select both this rider and the Waiver of Monthly Deduction Rider. Payment of the specified premium may not be sufficient to keep the policy in force during the period of disability.

GUARANTEED DEATH BENEFIT (GDB) RIDER. The GDB Rider will enable you to keep your policy's initial Specified Death Benefit (or current Specified Death Benefit, if less) in force for the greater of 20 years or until the Insured turns age 65. We guarantee the lesser of the initial Specified Death Benefit or the current Specified Death Benefit, regardless of declines in Accumulated Value, if you meet the premium requirement under the rider. The premium requirement is met if, on each Monthly Anniversary, (a) the total premiums paid less Debt and any partial surrenders exceed (b) the sum of the Qualifying Monthly Premium Amounts for the period from the Policy Date to the relevant Monthly Anniversary or the Insured's Attained Age 100, if earlier. For policies with Day 1 Loans, "total premiums" include the actual premium received plus the amount of the loan.


If the premium requirement is not met, we will send you a notice giving you an opportunity to correct the deficiency by paying more premium. We will allow you 61 days. At the end of that period, if you have not paid the required additional premium, then the GDB benefit will end. Once ended, this benefit cannot be reinstated, and the policy will stay in force only as long as the Accumulated Value is sufficient to keep the policy in force. The GDB does not prevent the policy from entering the Grace Period, but an active GDB will extend the Specified Death Benefit coverage even if the policy would otherwise lapse at the expiration of the Grace Period. For more information about the circumstances in which the policy might lapse, see "Termination and Grace Period" on page 39


The GDB does not cover riders. If the Net Accumulated Value is insufficient to pay charges as they come due, only the GDB and base policy coverage amount is guaranteed to stay in force. If the Net Accumulated Value is insufficient to pay the base coverage charges as they come due, these charges are waived. Deduction of charges will resume once there is sufficient Net Accumulated Value. The GDB is only available on policies with an Option A Death Benefit or Option B Death Benefit. The GDB automatically attaches to a policy that qualifies at the time of application.


PROTECTOR TERM INSURANCE RIDER. (AS OF NOVEMBER 3, 2008, we are no longer taking applications to add this rider to any policy.) This rider provides renewable and convertible term insurance coverage on the base Insured (Rider Insured) up to the Rider Insured's Attained Age 95, subject to the terms of the rider. The term periods available are 10, 15, 20 and 30 years but only one rider may be attached to the policy. Until the earlier of the end of the term period or the Rider
Insured's 80th birthday, this rider may be converted to other permanent insurance we then offer for conversion (except term insurance). You may not be permitted to reduce or remove the rider if it would cause the policy to fail the definition of life insurance. Accordingly, you should consult your tax counsel before removing or reducing the rider.


OTHER INSURED TERM INSURANCE RIDER. This rider provides term insurance coverage on an additional person up to the earlier of the Insured's Attained Age 121 (age 100 under policies applied for BEFORE OCTOBER 6, 2008) or the Rider Insured's Attained Age 121 (age 100 under policies applied for BEFORE OCTOBER 6, 2008), subject to the terms of the rider. If the Rider Insured is not related to the Insured on the policy and the policy is not a MEC, the charges deducted for this rider may be treated as distributions for tax purposes and accordingly reduce the cost basis of the policy. For MEC contracts, the charges for the Rider Insureds who are not related to the Insured may be treated as taxable distributions for tax purposes, to the extent there is a gain in the policy. You should consult a qualified tax adviser for more information. At any time before or on the Rider Insured's 65th birthday, this rider may be converted to other permanent insurance we then offer for conversion (except term insurance). You may not be permitted to reduce or remove the rider if it would cause the policy to fail the definition of life insurance. Accordingly, you should consult your tax counsel before removing or reducing the rider.

CHILD INSURANCE RIDER. This rider provides for term insurance on the Insured's children. We provide coverage until the earlier of the 22nd birthday of each child (issue ages: 14 days to 18th birthday) or the end of the premium paying period for the rider. The rider expires at the Insured's Attained Age 65. Up to 5 units may be purchased. Each unit provides $5,000 of term coverage on each Insured child. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 22. The rider may be exchanged for a whole life policy on the earlier of each child's 22nd birthday and the Insured's 65th birthday. We do not require evidence of insurability to exchange the rider.

POLICY LOANS. While the policy is in force, and not in the Grace Period, and after the Allocation Date, you may borrow money from us using the policy as the only security for your loan, subject to some limitations. To secure a loan's repayment, we require that a corresponding amount of Accumulated Value be transferred to the Loan Account. Loans have priority over the claims of any assignee or any other person. Any outstanding policy loans and loan interest reduce the amount you may request. In addition, if you have named an irrevocable beneficiary, you must also obtain his or her written consent before we make a policy loan to you. You may borrow up to the maximum loan amount, which except for Day 1 Loans, is the Net Accumulated Value in effect as of the end of the Valuation Period in which we grant your request minus the Monthly Deductions to your next Policy Anniversary, or the next following Policy Anniversary if the loan is within 30 days of a Policy Anniversary. For Day 1 Loans, the maximum loan amount is up to 90% of your premium payment, and this depends on the anticipated Monthly Deductions to which your policy will be subject to keep it in force. The minimum loan amount is $500.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our Service Center. We may, however, postpone payment in the circumstances described below in "Postponement of Payment."

When we make a policy loan to you, we transfer to the Loan Account a portion of the Accumulated Value equal to the loan amount. We make these transfers pro rata from the Investment Divisions and the Fixed Account, unless you instruct us otherwise in writing. We credit interest to the Loan Account at 3% annually.

Interest on policy loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a policy loan when due, the unpaid interest becomes part of the policy loan and accrues interest at the same rate. In addition, on each Policy Anniversary, the value of the Loan Account is set equal to the Debt. Accordingly, we transfer to the Loan Account an amount of Accumulated Value equal to the amount by which the Debt exceeds the value of the Loan Account. Similarly, if the value in the Loan Account exceeds Debt, we transfer the excess from the Loan Account to the Investment Divisions and the Fixed Account on a proportional basis.

Day 1 Loans, if available, may only be taken in conjunction with a 1035 transfer (or 1035 exchange) of a policy with an existing loan for this policy. Loans accrue interest daily at an annual simple interest rate of 4% during your first through fifth Policy Years. Thereafter, the rate of loan interest will be 3%, except that, under policies applied for ON OR AFTER OCTOBER 6, 2008, the Company reserves the right to increase this rate to 3.25%. In contrast, amounts allocated to the Loan Account as collateral for such loans accrue compounded interest daily at an annual effective interest rate of 3%.

While the policy is in force, you may repay all or part of a policy loan without any penalty. To repay a loan in full, the loan repayment must equal the Debt. If you intend a payment to be a loan repayment rather than additional premium, you must clearly identify the payment as such or we treat it as additional premium. We apply all loan repayments first to the loan principal, and then to the accrued loan interest. When we receive a loan repayment, we transfer an equal amount from the Loan Account to the Investment Divisions and Fixed Account according to the most recent premium allocation instructions on file, unless you instruct us otherwise. We reserve the right to require loan repayments to be credited to the Fixed Account to the extent that was the source of the loan being repaid. We may refuse any loan repayment less than $25. An overpayment of a loan will be treated as additional premium, unless you specify in writing with your payment that any overpayment should be refunded.

If the total outstanding Debt exceeds the Accumulated Value, we notify you and any assignee in writing. To keep the policy in force, we require you to pay a premium sufficient to keep the policy in force for at least three more months. If you do not pay us sufficient premium within the Grace Period, your policy lapses and terminates without value. As explained below in the section entitled "Reinstatement," you may subsequently reinstate the policy by either repayment or reimbursement of any Debt that was outstanding at the end of the Grace Period, however the loan cannot be reinstated. If your policy lapses while a policy loan is outstanding, you may owe taxes or suffer other adverse tax consequences.

A policy loan, whether or not repaid, will have a permanent effect on your Accumulated Value because the investment results of each Investment Division and the interest paid on the Fixed Account will apply only to the amounts remaining in those accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Accumulated Value will not increase as rapidly as it would if you had not taken a policy loan. If the Investment Divisions and/or Fixed Account earn less than that rate, then your Accumulated Value will be greater than it would have been if you had not taken a policy loan. The combination of an increasing loan balance, deduction for contract charges and fees, and unfavorable investment performance may cause the policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the policy. Also, if you do not repay a policy loan, your Debt reduces the Death Benefit and Cash Surrender Value otherwise payable.

In addition, you may realize taxable income when you take a policy loan. If your policy is treated as a modified endowment contract for federal tax purposes, policy loans are treated as partial surrenders for tax purposes, and the amount of the loan equal to any increase in your Accumulated Value may be treated as taxable income to you. In addition, you may also incur an additional 10% penalty tax. This penalty tax will not apply to any amounts: (1) paid on or after the date you reach age 59 1/2, (2) paid to your beneficiary after you die or (3) paid if you become totally disabled (as that term is defined in the Code).

You should also be aware that interest on policy loans is generally not deductible. Before you take a policy loan, you should consult your tax adviser and carefully consider the potential impact of a policy loan on your rights and benefits under the policy.

SURRENDERS. While your policy is in force, you may surrender your policy. Your policy terminates on the day we receive your Written Request in good order. You must submit your policy or a lost policy affidavit to our Service Center with your written surrender request.

Upon surrender, we will pay you the Cash Surrender Value determined as of the day we receive your Written Request. Generally, we make this payment within seven days of our receipt of your Written Request. You may not reinstate the policy once it is surrendered. We have set forth the tax consequences of surrendering the policy in "Federal Tax Considerations" below.

We may in our discretion make available payment options to which you may apply surrender proceeds in order to receive a stream of periodic payments. If you choose a payment option, we will offer a supplemental agreement setting forth the terms of the selected option. For information about the payment options we currently offer, speak to your sales representative or contact us at the address or telephone number on the first page of this prospectus. At any time in our discretion we may change the selection or the terms of the payment options we then offer, or discontinue offering payment options.

Surrendering your policy and applying the proceeds to a payment option may result in your being deemed to receive taxable income. Accordingly, before following this course of action you should consult a qualified tax adviser.

PARTIAL SURRENDERS. While your policy is in force after the first Policy Year, you may withdraw a portion of your Net Accumulated Value by sending a Written Request to our Service Center.

Your Written Request for a partial surrender will be effective on the day we receive it at our Service Center, or, if not a Valuation Day, the next day that is a Valuation Day. We will pay you the amount requested and we will deduct that amount plus a $25 partial surrender fee from your Accumulated Value. The minimum partial surrender amount is $500. We will not permit a partial surrender that would reduce the Net Accumulated Value to an amount less than or equal to that needed to make the next three Monthly Deductions. If your partial surrender would exceed that limit, we will notify you and give you the option of withdrawing your request or surrendering your policy. Unless you request otherwise, we take the partial surrender from the Investment Divisions and the Fixed Account in proportion to each one's respective value at the time. The amount withdrawn from the Fixed Account may not exceed the total amount withdrawn times the ratio of the Fixed Account Value to the value in the Investment Divisions and Fixed Account immediately before the partial surrender.

For policies applied for BEFORE OCTOBER 6, 2008, a partial surrender may reduce your policy's Schedule of Specified Death Benefits, depending on the Death Benefit option in effect, in the same manner and subject to the same limitations as the Specified Death Benefit at the time of the partial surrender, as described below.

For policies with Death Benefit Option A:

If the Minimum Death Benefit is less than or equal to the Specified Death Benefit, we will reduce the Specified Death Benefit by the partial surrender amount. Otherwise if your Death Benefit equals the Minimum Death Benefit, we will reduce the Specified Death Benefit by the amount by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Specified Death Benefit immediately before the partial surrender.

EXAMPLE: The following example illustrates the effect of a partial surrender on a policy having the indicated values, where the Death Benefit equals the Minimum Death Benefit. The example assumes a Minimum Death Benefit percentage of 250% and a total partial surrender amount of $20,000.

                                           Before the Partial Surrender        After the Partial Surrender
         Accumulated Value                 $84,000                             $64,000
         Specified Death Benefit (A)       $200,000                            $190,000
         Minimum Death Benefit (B)         $210,000 ($84,000 x 250%)           $160,000 ($64,000 x 250%)
         Death Benefit                     $210,000 (greater of A and B)       $190,000 (greater of A and B)

As shown above, the Accumulated Value is reduced by $20,000, the total amount of the partial surrender, while the Specified Death Benefit is reduced by $10,000, the amount by which the total partial surrender amount exceeded the difference between the Minimum Death Benefit ($210,000) and the Specified Death Benefit ($200,000) immediately before the partial surrender.

For policies with Death Benefit Option B:

A partial surrender generally does not affect the Specified Death Benefit. However, the Death Benefit Proceeds (i.e. the net dollar amount that we actually pay upon the Insured's death) typically are reduced dollar-for-dollar. That is because the Death Benefit Proceeds under Death Benefit Option B are typically equal to the Specified Death Benefit, plus the policy's Accumulated Value, and minus any Debt and due and unpaid charges. Thus, because a partial surrender will reduce the Accumulated Value, it will also reduce the Death Benefit Proceeds, even though it does not change the Specified Death Benefit.

For policies with Death Benefit Option C:

If the partial surrender amount is less than the total premiums paid minus the total of all prior partial surrenders (including related charges), the Specified Death Benefit will not be reduced. Otherwise, the Specified Death Benefit is reduced by the amount by which the prior partial surrender amount exceeds the greater of: (1) total premiums paid minus the sum of all prior partial surrender amounts (including related charges), (2) the Minimum Death Benefit less the Specified Death Benefit or (3) zero.

EXAMPLE FOR POLICIES WITH DEATH BENEFIT OPTION C: The following example illustrates the effect of a partial surrender on an Option C policy having the indicated values, where the Base Death Benefit equals the Minimum Death Benefit. The example assumes a corridor percentage of 250% and a partial surrender amount of $70,000.

         Partial Surrender - $70,000

                                                Before the Partial Surrender      After the Partial Surrender
          Accumulated Value                     $84,000                           $14,000
          Total Premiums Paid                   $65,000                           $65,000
          Total Partial Surrenders              $5,000                            $75,000
          Specified Death Benefit               $150,000                          $140,000
          Minimum Death Benefit                 $210,000 ($84,000 x 250%)         $35,000 ($14,000 x 250%)
          Base Death Benefit                    $210,000                          $140,000

As shown above, the Accumulated Value is reduced by $70,000, the total amount of the partial surrender. The Specified Death Benefit is reduced by $10,000, which is the amount by which the partial surrender ($70,000) exceeded the total premiums paid ($65,000) minus the sum of all prior partial surrenders ($5,000).

Partial surrenders are not permitted if the Death Benefit reduction would reduce the Specified Death Benefit below the minimum Specified Death Benefit ($100,000) or cause the policy to lose its status as life insurance under the Code. Partial surrenders will also impact your policy's premium requirement with the GDB Rider, if the GDB Rider is in effect.

A partial surrender may give rise to taxable income. Also, we will notify you if a partial surrender would cause your policy to be treated as a modified endowment contract for tax purposes, so that you can decide whether to pursue the partial surrender or modify or withdraw it to avoid modified endowment contract status. We recommend that you consult your tax adviser before making a partial surrender. The tax consequences of making a partial surrender are discussed in "Federal Tax Considerations."

STATUS OF POLICY AT ATTAINED AGE 121 (ATTAINED AGE 100 IF YOU APPLIED FOR YOUR POLICY BEFORE OCTOBER 6, 2008). If the policy is in force, your policy will remain in force subject to the following changes:

     (1) We will transfer all of your Accumulated Value to the Fixed Account, and the Investment Divisions no longer will be available under your policy. For policies issued in the state of Florida, this transfer will not occur unless requested by the Owner;

     (2)  We will stop charging the Monthly Deduction;

     (3) The death benefit option will change to Option A, and no further changes in Death Benefit option will be permitted;

     (4) No additional premiums will be accepted and no changes in Specified Death Benefit will be permitted (other than any Specified Death Benefit decreases that result automatically from partial surrenders);

     (5)  Dollar cost averaging and rebalancing, if applicable, terminate;

     (6)  Riders will terminate as provided in the Rider form;

     (7) Partial surrenders and policy loans (loan interest will continue to accrue) will continue to be allowed; and

     (8)  No increases in the Specified Death Benefit will be allowed.

If you have outstanding Debt, loan repayments may be necessary to maintain a positive Net Accumulated Value since loan interest will continue to accrue.

TERMINATION AND GRACE PERIOD. Your policy will terminate and life insurance coverage will end when one of the following events first occurs:

     (a)  you surrender your policy;

     (b)  the Grace Period ends and your policy lapses; or

     (c)  the Insured dies.

Your policy will enter the Grace Period if your Net Accumulated Value on any Monthly Anniversary is insufficient to pay a Monthly Deduction when due or is zero. We will send you and any assignee notice of the amount necessary to keep your policy in force. That amount generally is equal to at least the next three Monthly Deductions and the applicable Premium Charges, but may be more to have the Net Accumulated Value positive three months later. If you do not pay that amount by the end of the Grace Period, your policy will lapse without value and coverage will end, unless the GDB Rider is in effect.

The policy will continue in effect through the Grace Period. If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions. However, we will reduce the proceeds by any overdue charges.

If the Insured is within two months of age 121 (age 100 if you applied for your policy BEFORE OCTOBER 6, 2008) when the Policy goes into the Grace Period, the Owner will be required to pay an amount at least equal to the unpaid Monthly Deductions to keep the Policy in force to age 121 (age 100 if applicable) plus the applicable Premium Charges. The cost of insurance charges in the Monthly Deduction calculation will be based on the most recently paid cost of insurance charge as of the day the Grace Period begins. All allocations are transferred to the Fixed Account.

REINSTATEMENT. If your policy lapses, you may apply for reinstatement of the policy within five years of the date of lapse by sending a Written Request to our Service Center. We will require satisfactory evidence of the insurability of the Insured at the same underwriting risk classification as at the time of issuance of the policy. The reinstatement amount (or charge) must be sufficient to cover all past due Monthly Deductions assessed during the Grace Period, plus the next three Monthly Deductions and the applicable tax charges. Policy loans will not be restored on reinstatement.

The Accumulated Value on the reinstatement date will equal the Accumulated Value at the time of lapse, minus any Debt, plus any additional Net Premium that is not considered payment of past due charges. The Accumulated Value will be allocated to the Investment Divisions and Fixed Account according to your most recent allocation instructions. The Death Benefit of the reinstated policy cannot exceed the Death Benefit at the time of lapse. The Policy Fee, Administrative Charge and Asset Based Risk Charge will be reinstated at the duration in effect when the policy lapsed. The Cost of Insurance Charge will be reinstated at the duration in effect on the reinstatement date.

RIGHT TO EXAMINE THE POLICY. In most states, you may cancel your policy by returning it to us within ten days after you receive it. The Right to Examine Period may be longer (i) in some states, (ii) if you acquire your policy as a replacement for another insurance policy, or (iii) if you are a senior citizen. If you return your policy, the policy terminates and we will pay you an amount equal to your total premium paid, less any partial surrender and any policy loans. In some states, however, we will return the Accumulated Value plus fees and charges. We will pay the refund within seven days of receiving your request and the policy. Also in some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the right to examine the policy period, unless we are specifically directed to allocate the premiums to the Investment Divisions. If the policy's Cash Surrender Value is higher than the amount otherwise described in this paragraph as being payable upon return of the policy pursuant to the right to examine, we will pay that higher amount instead. In cases where the amount we pay upon return of the policy is the total premium paid (less any partial surrender and policy loans), we do not pay any Fixed Account interest (or any other return) for the period while the policy was outstanding. However, where the amount we pay is based on the policy's value, that value will include any such Fixed Account interest (and reflect any gains or losses under any variable investment option in which the policy's value was invested).

POSTPONEMENT OF PAYMENT. We may defer for up to fifteen days the payment of any amount attributable to premium paid by check to allow the check a reasonable time to clear. We ordinarily pay any amount attributable to your Accumulated Value allocated to the Separate Account within seven days, except that we may suspend or postpone any transfers or payments to or from the Investment Divisions if any of the following events occur:

     (1) The New York Stock Exchange is closed (other than customary weekend and holiday closings).

     (2)  Trading on the New York Stock Exchange is restricted.

     (3) An emergency exists, as determined by the Securities and Exchange Commission, so that it is not reasonably practicable to dispose of the Separate Account's investments or to determine the value of its assets.

     (4) The Securities and Exchange Commission by order so permits for your protection.

In addition, we may delay payment from the Fixed Account for up to six months. We will pay interest on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                             CHARGES AND DEDUCTIONS

We assess charges and deductions under the policies from your premium and against your value in the Investment Divisions and the Accumulated Value generally. Additional charges and expenses are paid out of the Underlying Mutual Funds' assets, as described in the prospectuses of the Underlying Mutual Funds.

PREMIUM CHARGES. Before we allocate a premium to the Accumulated Value, we subtract the Premium Charges, namely the premium tax charge and the federal
(DAC) tax charge. Premium received as the result of a Section 1035 exchange is subject to the Premium Charges. In the case of a 1035 exchange of a policy with an existing policy loan for this policy; the cash portion of the transfer will be subject to all Premium Charges and the loan amount will be subject to only the premium tax charge and federal tax charge.

STATE AND LOCAL PREMIUM TAX CHARGE. Unless prohibited by state law, the premium tax charge is 2.5% of each premium in all years. It is intended to help us pay state and local premium taxes. The premium tax charge represents an approximate average of the premium taxes we expect to pay. Unless prohibited by state law, we do not vary the premium tax charge to reflect difference in individual states' tax rates, or the absence of premium tax in certain states. Accordingly, this charge may be higher or lower than the premium tax rate in your state. We may impose the premium tax charge in states that do not have a premium tax. State premium tax rates currently range from 0 to 4%. For policies issued in North Carolina, the premium tax charge will equal that state's premium tax rate, currently 1.9%. We reserve the right to increase or decrease this charge due to any change in tax law or premium taxes we expect to pay.

FEDERAL (DAC) TAX CHARGE. The federal (DAC) tax charge is 1.5% of each premium in all years. It is intended to help us pay the cost of certain federal taxes and other expenses related to the receipt of premiums.

ASSET BASED RISK CHARGE. The Asset Based Risk Charge serves two general purposes. It compensates us for assuming the mortality risks in connection with the policy, including that the cost of insurance charge might not be sufficient to meet the claims and risks under the Death Benefit. We also have assumed the risk that on the Monthly Anniversary preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The other general purpose is to compensate us for assuming the risk that our expense assumptions will have covered the actual expenses we incurred in distributing, issuing, and administering the policies. The foregoing are merely examples of some of the risks for which this charge is intended to compensate us. This charge will never exceed 1.00% per annum in all years, which is deducted from the Investment Divisions on a daily basis, but will decrease over time. The current Asset Based Risk Charge is 0.15% per annum through the tenth Policy Year. There is no Asset Based Risk Charge in subsequent Policy Years.

MONTHLY DEDUCTION. As of the Commencement Date and each Monthly Anniversary, we deduct from your Accumulated Value a Monthly Deduction to cover certain charges and expenses in connection with the policy. If the Monthly Anniversary falls on a day other than a Valuation Day, the Monthly Deduction will be determined using the Accumulation Unit Values determined on the next Valuation Day. If the Policy Date is prior to the Commencement Date, any amounts due from the Policy Date to the Commencement Date, in addition to the regular Monthly Deduction, will be taken on the next Monthly Anniversary.

The Monthly Deduction is the sum of the following items:

     (1)  the cost of insurance charge for your policy;

     (2)  the monthly policy fee;

     (3)  the monthly administrative charge; and

     (4)  the cost of additional benefits provided by rider, if any.

You may specify the Investment Divisions and the Fixed Account from which you wish us to deduct the Monthly Deduction. If you do not, we will deduct the Monthly Deduction from the Investment Divisions and Fixed Account in proportion to their value on the Monthly Anniversary.

COST OF INSURANCE CHARGE. The cost of insurance charge is effective as of the Policy Date and deducted as of the Commencement Date and each Monthly Anniversary thereafter by reduction of value of the Fixed Account(s) and canceling Accumulation Units when deducted from an Investment Division. If the Policy Date is prior to the Commencement Date the charges would occur on the next Monthly Anniversary. The cost of insurance charge is intended primarily to compensate us for providing life insurance coverage for the Insured. We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the table of guaranteed maximum monthly cost of insurance rates in your policy. The cost of insurance charge is calculated based on the Net Amount at Risk. The Net Amount at Risk for the Death Benefit options is as follows:

     Option A - The greater of: 1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate, minus the Accumulated Value or 2) the Minimum Death Benefit discounted by one month at the guaranteed minimum rate of interest, minus Accumulated Value.

     Option B - The greater of: 1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate or 2) the Minimum Death Benefit discounted by one month at the guaranteed minimum interest rate minus the Accumulated Value.

     Option C - The greater of: 1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate, plus the greater of the sum of all Premium paid minus all prior total partial surrender amounts or zero, minus the Accumulated Value or 2) the Minimum Death Benefit discounted by one month at the guaranteed minimum interest rate, minus the Accumulated Value.

The guaranteed cost of insurance charges vary based on your policy's Specified Death Benefit, Attained Age, sex, and substandard and flat extra ratings. Thus, the rates differ from year to year. The cost of insurance charge covers our anticipated costs for standard and substandard ratings. The current rate is determined by us, but it will never exceed the guaranteed rates shown in your policy.

The Accumulated Value may vary month to month, based on the performance of the Investment Divisions you have selected, the addition of interests credited to your Fixed Account and Loan Account (if any), the deduction of charges, and any other policy transactions. Under policies with an Option A or Option C death benefit, increases in Accumulated Value generally decrease the Net Amount at Risk; conversely, decreases in the Accumulated Value increase the Net Amount at Risk. Since the cost of insurance charge is based on the Net Amount at Risk, your cost of insurance charges probably will be correspondingly different each month. Under policies with an Option B death benefit, however the Net Amount of Risk does not vary with changes in the Accumulated Value. Accordingly, under Option B a change in Accumulated Value generally does not affect your monthly cost of insurance charge. Under any Death Benefit Option, however, if your death benefit equals Minimum Death Benefit, changes in Accumulated Value will affect the Net Amount at Risk, because your death benefit will equal the Accumulated Value times a specified percentage. In that circumstance, increases in Accumulated Value increase the Net Amount at Risk and, accordingly, your monthly cost of insurance charge.

We determine the cost of insurance charge separately for the initial Specified Death Benefit and each subsequent unscheduled increase. The cost of insurance charge for an increase reflects circumstances, such as the Insured's age and underwriting risk classification, at the time of the increase.

We charge a lower current cost of insurance rate for policies with a Specified Death Benefit of $1,000,000 or above. If an increase (or decrease) in the Specified Death Benefit causes a crossover from one band to the next, the monthly cost of insurance charge immediately following the increase will reflect the lower (or higher) cost of insurance rate.

MONTHLY POLICY FEE. We start deducting this fee as of the Commencement Date. If the Policy Date is prior to the Commencement Date any amounts due from the Policy Date to the Commencement Date, in addition to the regular Monthly Deduction, will be taken on the next Monthly Anniversary. We will deduct the charges for those months that have elapsed from the Policy Date to the
Commencement Date. Each month we deduct a monthly policy fee. It is $10 per month for the first ten Policy Years and $8 per month thereafter. The monthly policy fee compensates Jackson primarily for expenses of policy administration, including those associated with preparing the policies and confirmations, maintenance of Owner records, and the cost of other services necessary to service Owners, as well as those administrative expenses listed above attributable to both the policies and the Separate Account.

MONTHLY ADMINISTRATIVE CHARGE. We start deducting this fee as of the Commencement Date unless the Policy Date is prior to the Commencement Date whereby the charges would occur on the next Monthly Anniversary. We will deduct the charges for those months that have elapsed from the Policy Date to the Commencement Date.

The administrative charge is based on the Insured's age on the Issue Date and the Specified Death Benefit, up to $2 million of Specified Death Benefit. During the first 15 Policy Years:

                            ISSUE AGE               $ PER $1,000
                            ---------               ------------
                               0-49                    0.050
                              50-54                    0.055
                              55-59                    0.060
                              60-64                    0.070
                              65-69                    0.085
                              70-74                    0.095
                              75-79                    0.150
                              80-85                    0.200
                                86                     0.220
                                87                     0.240
                                88                     0.260
                                89                     0.280
                                90                     0.300

Thereafter, the administrative charge is $0.01 per $1,000 of the first $2 million of Specified Death Benefit, regardless of the Insured's age on the Issue Date.

If you request an increase in Specified Death Benefit under a policy applied for ON OR AFTER OCTOBER 6, 2008, we will also impose a monthly administrative charge for each such increase, according to the table above.

The administrative charge compensates us primarily for our administrative expenses in connection with the issue and maintenance of the policies and initial preparation and maintenance of the Separate Account. We perform or delegate all such administrative functions, which include preparation of annual reports and statements, maintenance of Investment Division and Separate Account records, and filing fees. In addition, certain expenses such as administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, and costs associated with accounting, valuation, regulatory and reporting requirements are attributable to both the policies and maintenance of the Separate Account.

TRANSFER CHARGE. You may make 15 transfers free of charge in any Policy Year. The Allocation Date transfer and transfers under our dollar cost averaging and rebalancing programs are free and are not counted toward the 15 free transfers per year and are not subject to the transfer charge. We will deduct a charge of $25 per transfer in excess of 15 from the transferred amount before allocating it to the allocation option(s) you have requested.

ILLUSTRATION CHARGE. At your request, we will provide you with one personalized illustration free of charge each Policy Year. We will charge a fee of $25 (to be paid in cash) for any additional illustration you may request.

RE-UNDERWRITING CHARGE. If your policy requires underwriting approval after the Commencement Date, we will deduct a charge of $25.

RIDER CHARGES. To the extent that your policy includes riders, a charge applicable to each rider you purchased may be deducted from your Accumulated Value each month. Any such charge is to compensate us for providing the benefits pursuant to the rider in question and is specified in the applicable rider. The rider charges are summarized in the Fee Table on page 1. For a description of the available riders see "Optional Insurance Benefits" beginning on page 33.

ADDITIONAL POLICY CHARGES. We do not currently assess a charge for federal, state, or other taxes that may be attributable to the operations of the Separate Account, but we reserve the right to do so in the future.

UNDERLYING MUTUAL FUND EXPENSES. You indirectly bear the charges and expenses of the Underlying Mutual Funds whose shares are held by the Investment Divisions to which you allocate your Accumulated Value. The Separate Account purchases shares of the Underlying Mutual Funds at net asset value. Each Underlying Mutual Fund's net asset value reflects management fees and other operating expenses already deducted from the Underlying Mutual Fund's assets. For a summary of historical expenses of the Underlying Mutual Funds, see the table called "Underlying Mutual Fund Expenses" above. For more information concerning the management fees and other charges against the Underlying Mutual Funds, see the prospectuses and the statements of additional information for the Underlying Mutual Funds, which are available upon request.

We may receive compensation from the investment advisers or administrators of the Underlying Mutual Funds. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and, therefore, may differ from one Underlying Mutual Fund to another.

ADVISORY SERVICE FEES. In certain situations, as agreed to between you and a registered investment adviser, you may initiate partial surrenders from this policy to compensate the adviser for advisory services related to this policy. For such partial surrenders, we will allow partial surrenders in the first Policy Year, waive the minimum partial surrender amount, and waive the partial surrender fee.


Partial surrenders may reduce the policy's Specified Death Benefit and may have tax consequences. For more information, see "Partial Surrenders" on page 37 and "Federal Tax Considerations" beginning on page 45. We also recommend that you consult your tax adviser before making a partial surrender. Advisory service fees will go to individual registered investment advisers who are not affiliated with the Separate Account or the Company. These fees are not the investment advisory fees paid by the Underlying Mutual Funds.


SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS. Where permitted by state insurance laws, policies may be purchased under group or sponsored arrangements. We may reduce or waive the charges and deductions described above for policies issued under these arrangements. We will reduce these charges and deductions in accordance with our rules in effect when we approve the application. To qualify for a reduction, a group or sponsored arrangement must satisfy our criteria as to, for example, the size of the group, the expected number of participants, and anticipated premium from the group. Generally, the sales contacts and effort, administrative costs, and mortality cost per policy vary based on such factors as the size of the group or sponsored arrangements, the purposes for which policies are purchased, and certain characteristics of the group's members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements. From time to time, we may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory.

PURPOSE AND AMOUNT OF CHARGES. The names by which we refer to the various charges we deduct pursuant to the terms of your policy, as well as our above explanation of those charges, may indicate the charges' primary purposes. But we do not explain every purpose for which each charge is imposed and we expect to earn a profit from some of these charges (including, for example, the cost of insurance charge and the Asset Based Risk Charge). We have the right to use any profits from any charge for any proper corporate purpose, including retaining such profits as part of our corporate surplus.

                            GENERAL POLICY PROVISIONS

STATEMENTS TO OWNERS. Each year following your Policy Anniversary, we will send you a report showing information concerning your policy transactions in the past year and the current status of your policy. The report will include information such as the Accumulated Value as of the end of the current and the prior year, the current Death Benefit, Cash Surrender Value, Debt, partial surrenders, Earnings, premium paid, and deductions made since the last annual report. We will also include any information required by state law or regulation.

We will mail you confirmations or other appropriate notices of policy transactions. In addition, we will send you the financial statements of the Underlying Mutual Funds and other reports as specified in the 1940 Act. Please give us 30 days written notice of any address change. Please read your statements and confirmations carefully, verify their accuracy, and contact us within 30 days with any question you may have.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Service Center for more information.

LIMIT ON RIGHT TO CONTEST. We may not contest the insurance coverage under the policy after the policy has been in force during the lifetime of the Insured(s) for two years from the Issue Date, except for nonpayment of any required premium. A reinstated or modified policy may be contested only with respect to material misrepresentations made in the application for such reinstatement or request for policy modifications. In the case of an increase in coverage under the policy, only the amount of the increase may be contested with respect to material misrepresentations made in the related application for two years from the approval date.

In issuing a policy, we will rely on your application. Your statements in that application, in the absence of fraud, are considered representations and not warranties. We will not use any statement made in connection with the application to void the policy or to deny a claim unless that statement is contained in the written application.

SUICIDE. If an Insured commits suicide while sane or insane within two years of the Issue Date, we will return to you an amount equal to the premiums paid less total partial surrenders and any Debt. Any increase in coverage will also have a two-year suicide period relating specifically to the increase in coverage. If an Insured commits suicide while sane or insane within two years of the approval date of any increase in coverage, we will return to you an amount equal to the portion of the Monthly Deduction associated with such increase. The applicable suicide exclusion period may be longer or shorter in certain states.

MISSTATEMENT AS TO AGE AND SEX. If the age or sex of an Insured is incorrectly stated in the application and the error is discovered before a claim is made, the benefits under the policy will be those that the premium paid would have purchased at the correct age and sex. If the claim is in process when the error is discovered, the death benefit will be adjusted to be that which the most recent cost of insurance deduction would have purchased for the correct age and sex.

BENEFICIARY. You name the beneficiary(ies) in the application. You may change the beneficiary by submitting a written request to the Service Center, unless an irrevocable beneficiary was previously named. We will provide a form to be signed and filed with us. Your request for a change in beneficiary will take effect when we record the change. Until we record the change in beneficiary, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files or taking any other related action before that time.

If you name more than one primary beneficiary, we will divide the Death Benefit equally among your beneficiaries unless you instruct otherwise. The interest of any beneficiary who dies before the Insured(s) ends at his or her death. If no primary beneficiary survives the Insured(s), we will divide the Death Benefit equally among any surviving named contingent beneficiary(ies), unless you instruct otherwise. If no beneficiary is living, we will pay the Death Benefit to the Owner or the Owner's estate.

ASSIGNMENT. You may assign your policy while it is in force. You must notify us of an assignment in writing. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the beneficiary may be affected by an assignment. An assignment may result in taxable income and a 10% penalty tax. You should consult your tax adviser before assigning your policy.

CREDITORS' CLAIMS. To the extent permitted by law, no benefits payable under this policy will be subject to the claims of your creditors or the creditors of your beneficiary.

DIVIDENDS. We will not pay any dividend under the policy, nor do the policies share in the surplus or revenue of Jackson.

NOTICE AND ELECTIONS. To be effective, all notices and elections under the policy must be in writing, signed by you, and received by us at our Service Center. Certain exceptions may apply. Unless otherwise provided in the policy, all notices, requests and elections will be effective when received at our Service Center complete with all necessary information.

MODIFICATION. We reserve the right to modify the policy without written notice or your consent in the circumstances described in this prospectus or as necessary to conform to applicable law or regulation or any ruling issued by a governmental agency. The provisions of the policy will be construed so as to comply with the requirements of Section 7702 of the Code that defines life insurance. We also reserve the right to change our administrative procedures consistent with the policy.

CONVERSION. (This conversion privilege applies only to policies applied for BEFORE OCTOBER 6, 2008.) After the 20th Policy Anniversary, you may convert the policy to reduced paid-up insurance, so long as your Net Accumulated Value is at least $3,000, and if you do not want to pay any additional premium. With reduced paid-up insurance, the policy's Death Benefit becomes your Net Accumulated Value divided by the net single premium. The net single premium is calculating using the minimum interest rate of the Fixed Account and the guaranteed COI charge, which varies by sex and age of the Insured. Reduced paid-up insurance has an accumulated value based on the minimum interest rate of the Fixed Account and the COI charges under the Commissioner's 1980 Standard Ordinary Age Nearest Birthday Mortality Table, male or female. Partial surrenders will reduce the accumulated value and Death Benefit. No loans will be allowed under this option.

                           FEDERAL TAX CONSIDERATIONS

The following discussion is based upon our understanding of current federal income tax law applicable to life insurance policies in general and is NOT intended as tax advice. You should consult competent tax counsel for more complete information.

There is the risk that the tax advantages associated with the policy may be reduced or eliminated by changes in the federal tax laws. We cannot predict the probability that any changes in those laws will be made. Also, we do not guarantee the tax status of the policy. You bear the complete risk that the policy may not be treated as a "life insurance contract" under federal income tax laws. We also have not considered any applicable state or other federal tax laws. You should seek tax advice concerning the effect on your personal tax liability of the transactions permitted under the policy, as well as any other questions you may have concerning the tax status of the policy, the applicability of state or other tax laws or the possibility of changes in the tax law.

The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax rules applicable to such plans are complex and the tax consequences of such plans will vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes and consequences of the particular arrangement.

TAXATION OF JACKSON AND THE SEPARATE ACCOUNT. Jackson is taxed as a life insurance company under Part I of Subchapter L of the Code. The operations of the Separate Account are taxed as part of the operations of Jackson. Investment income and realized capital gains are not taxed to the extent that they are applied under the policy. Accordingly, we do not anticipate that Jackson will incur any federal income tax liability attributable to the operation of the Separate Account (as opposed to the federal tax related to the receipt of premiums under the policy). Therefore, we are not making any charge or provision for federal income taxes attributable to the operation of the Separate Account. However, if the tax treatment of the Separate Account is changed, we may charge the Separate Account for its share of the resulting federal income tax.

In several states we may incur state and local taxes (in additional to premium taxes) on the operations of the Separate Account. At present, these taxes are not significant and we currently are not making any charge or provision for them against the Separate Account. If these taxes should be increased, we may make a charge or provision for them against the Investment Divisions. If we do so, the value of Accumulation Units and, therefore, the investment results of the Investment Divisions will be reduced.

JACKSON  TAXATION.  We will pay company  income  taxes on the taxable  corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal Deferred Acquisition Cost ("DAC") Tax Charge" under variable life insurance policies, but the "Federal DAC Tax Charge" merely compensates us for the required deferral of acquisition costs and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal DAC Tax Charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the policies.

TAX STATUS OF THE POLICY. The policy is structured to satisfy the definition of a life insurance contract under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on the relationship of the Accumulated Value to the insurance amount at risk. As a result, the Death Benefit ordinarily will be fully excluded from the gross income of the beneficiary.

Depending upon the circumstances, a surrender, partial surrender, change in the Death Benefit option, change in the Specified Death Benefit, lapse with a policy loan outstanding, or an assignment of the policy may have tax consequences. In particular, under specified conditions, a distribution under the policy during the first 15 years from date of issue that reduces future benefits under the policy will be taxed to you as ordinary income to the extent of any investment earnings in the policy.

In the absence of final regulations or other pertinent interpretations of the Code, some uncertainty exists as to how a substandard risk policy can meet the statutory definition of life insurance. If a policy were deemed not to be life insurance for tax purposes, it would not provide most of the tax advantages usually provided by life insurance. We reserve the right to amend the policy to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service ("IRS").

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code requires the investments held under the policy to be "adequately diversified" in accordance with Treasury regulations in order for the policy to be treated as a life insurance contract for federal income tax purposes. We intend that each Investment Division and each Underlying Mutual Fund in which an Investment Division invests will comply with the diversification requirements prescribed by
Section 1.817-5 of the Treasury regulations, which prescribe how assets may be invested. If the investments held under the policy were not "adequately diversified," you would lose the tax deferral advantages of the policy and would be subject to current federal income taxes on all Earnings allocable to the policy.

OWNER CONTROL. In certain circumstances, the owner of a variable life insurance policy may be considered, for federal income tax purposes, the owner of the assets of the variable account used to support the policy. In those circumstances, income and gains from the variable account assets would be includible in the Owner's gross income. In a Revenue Ruling issued in 2003, the IRS considered certain variable annuity and variable life insurance policies and held that the types of actual and potential control that the policy owners could exercise over the investment assets held by the insurance company under these variable policies was not sufficient to cause the policy owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the policy, like the policies described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the policy owner and Jackson regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The policy will differ from the policies described in the Revenue Ruling in two respects. The first difference is that the policy in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional eight options whereas our policy offers 72 Investment Divisions and one Fixed Account. The second difference is that the owner of a policy in the Revenue Ruling could only make one transfer per 30-day period without a fee, whereas a policy owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances. Jackson does not believe that the differences between the policy and the policies described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the policy without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a policy. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the policy to the extent required to maintain favorable tax treatment.

The remainder of this discussion assumes that the policy will be treated as a life insurance contract for federal income tax purposes and that Jackson will be considered the owner, for federal income tax purposes, of the Separate Account assets.

TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the Death Benefit payable under your policy is excludable from gross income under the Code. Certain transfers of the policy, however, may result in a portion of the Death Benefit being taxable.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the payment options, payments will include both amounts attributable to the Death Benefit, which will be excludable from the beneficiary's gross income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the beneficiary's gross income.

TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, any increase in your Accumulated Value is generally not taxable to you unless you receive or are deemed to receive amounts from the policy before the Insured dies. See the following section entitled "Distributions" for a discussion of the taxability of such payments.

DISTRIBUTIONS. If you make a full withdrawal under your policy, the amount withdrawn will be includable in your income to the extent the amount received exceeds the "investment in the contract." The "investment in the contract" generally is the total premium and other consideration paid for the policy, less the aggregate amount previously received under the policy to the extent such amounts received were excludable from gross income.

Whether partial surrenders (or other amounts deemed to be withdrawn) from the policy constitute income depends, in part, upon whether the policy is considered a "modified endowment contract" ("MEC") for federal income tax purposes. Amounts deemed to be withdrawn for this purpose include charges deducted for the Other Insured Term Insurance Rider (on rider Insureds who are not related to the base Insured).

POLICIES WHICH ARE MECS

CHARACTERIZATION OF A POLICY AS A MEC.

Section 7702A of the Code treats any life insurance contract that fails to satisfy a "seven-pay" test as a modified endowment contract. A policy will fail to satisfy the seven-pay test if the cumulative premiums paid under the policy at any time during the first seven policy years, or within seven years after a material change in the policy, exceed the sum of the net level premiums that would have been paid had the policy provided for paid-up future benefits after the payment of seven level premiums.

We will monitor your premium payments and other policy transactions and notify you if a payment or other transaction might cause your policy to become a MEC. We will not invest any premium or portion of a premium that would cause your policy to become a MEC. If we receive such a premium, we will notify you and if you elect to have your policy become a MEC contract, we will apply the premium on the business day we receive your election. Otherwise we will return the premium to you.

Further, if a transaction occurs which decreases the Death Benefit of your policy during the first seven years, we will retest your policy, as of the date of its purchase, based on the lower Death Benefit to determine compliance with the seven-pay test. Also, if a decrease in the Death Benefit occurs within seven years of a "material change," we will retest your policy for compliance as of the date of the "material change." Failure to comply in either case would result in the policy's classification as a MEC.

The rules relating to whether a policy will be treated as a MEC are complex. Therefore, you should consult with a qualified tax adviser to determine whether a particular transaction will cause your policy to be treated as a MEC.

TAX TREATMENT OF PARTIAL SURRENDERS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If your policy is a MEC, partial surrenders from your policy and other amounts deemed to be withdrawn will be treated first as withdrawals of income and then as a recovery of premium. Thus, you may realize taxable income upon a withdrawal if the Accumulated Value exceeds the "investment in the contract." You may also realize taxable income when you take a policy loan, because any loan (including unpaid loan interest) under the policy will be treated as a withdrawal for tax purposes. Charges for some riders may be treated as withdrawals under these provisions. In addition, if you assign or pledge any portion of the value of your policy (or agree to assign or pledge any portion), the assigned or pledged portion of your Accumulated Value will be treated as a withdrawal for tax purposes. Before assigning, pledging, or requesting a loan under a policy that is a MEC, you should consult a qualified tax adviser.

PENALTY TAX. Generally, withdrawals (or the amount of any deemed withdrawals) from a MEC are subject to a penalty tax equal to 10% of the portion of the withdrawal that is includable in income, unless the withdrawals are made: (1) after you reach age 59 1/2, (2) because you have become disabled (as defined in the Code), or (3) as substantially equal periodic payments over your life or life expectancy or the joint lives or life expectancies of you and your beneficiary, as defined in the Code. These exceptions will not apply, however, if the Owner of the policy is a corporation, partnership, trust or other entity.

AGGREGATION OF POLICIES. All life insurance policies that are MECs and that are purchased by the same person from us or any of our affiliates within the same calendar year will be aggregated and treated as one life insurance policy for purposes of determining the amount of a withdrawal (including a deemed withdrawal) that is includable in taxable income and subject to the 10% penalty tax.

POLICIES WHICH ARE NOT MECS

TAX TREATMENT OF WITHDRAWALS GENERALLY. If your policy is not a MEC, the amount of any partial withdrawal or deemed withdrawal from the policy will be treated first as a non-taxable recovery of premium and then as gross income from the policy. Thus, only the portion of a withdrawal that exceeds the "investment in the contract" immediately before the withdrawal will be includable in gross income.

CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS. As indicated above, the Code limits the amount of premium that may be paid and the Accumulated Values that can accumulate relative to the Death Benefit. Where cash distributions are required under the Code in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the Code, during this period), some or all of such amounts may be includable in taxable income.

TAX TREATMENT OF LOANS. If your Policy is not a MEC, a loan received under the policy generally will be treated as indebtedness for tax purposes, rather than a withdrawal of Accumulated Value. As a result, you will not realize taxable income on any part of the loan as long as the policy remains in force. If you make a full surrender under your policy or if it lapses, any outstanding loan balance will be treated as an amount received by you as part of the Surrender Value. Accordingly, you may be subject to taxation on the loan amount at that time. Generally, you may not deduct interest paid on loans under the policy.

Finally, if your Policy is not a MEC, distributions (including distributions upon surrender) and policy loans are not subject to the 10% additional penalty tax.

TREATMENT BEYOND ATTAINED AGE 121 (OR ATTAINED AGE 100 FOR POLICIES APPLIED FOR BEFORE OCTOBER 6, 2008). As described above, if the Cash Surrender Value is greater than zero at the Insured's Attained Age 121 (or Attained Age 100 for policies applied for BEFORE OCTOBER 6, 2008), no additional premiums will be accepted and no additional monthly charges will be incurred. Neither the Code nor any regulations or other guidance under the Code prescribe how a policy can qualify as a life insurance contract for federal tax purposes after an Insured attains age 121 (or Attained Age 100 for policies applied for BEFORE OCTOBER 6,
2008), and there is a risk that you could be viewed as constructively receiving the Cash Surrender Value (including any Indebtedness) in the year in which the Insured attains age 121 (or Attained Age 100 for policies applied for BEFORE OCTOBER 6, 2008). In that event, you would realize taxable income at that time in an amount equal to the Accumulated Value less the "investment in the contract", even if the Accumulated Value is not distributed at that time. You should consult a qualified tax professional as an Insured approaches Attained Age 121 (or Attained Age 100 for policies applied for BEFORE OCTOBER 6, 2008).

ACTIONS TO ENSURE COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium we intend to permit for the Policies will comply with the Code definition of life insurance. We will monitor the amount of your premium, and, if your total premiums during a Policy Year exceed those permitted by the Code, we will refund the excess premium within 60 days of the end of the Policy Year and will pay interest and other earnings (which will be includable in taxable income) as required by law on the amount refunded. In addition, the operation of certain provisions in the policy may increase the Death Benefit (which may result in larger charges under a Policy) or require other action deemed necessary to ensure the compliance of the policy with the federal tax definition of life insurance.

FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the federal government a part of the taxable portion of withdrawals made under a policy, unless the Owner notifies us in writing at or before the time of the withdrawal that he or she chooses not to have withholding. As Owner, you will be responsible for the payment of any taxes and early distribution penalty taxes that may be due on the amounts received or deemed received under the policy, whether or not you choose withholding. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

TAX ADVICE. This summary is not a complete discussion of the tax treatment of the policy. You should seek tax advice from an attorney who specializes in tax issues.

                 DESCRIPTION OF JACKSON AND THE SEPARATE ACCOUNT

JACKSON NATIONAL LIFE INSURANCE COMPANY. Jackson is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson is ultimately a wholly owned subsidiary of Prudential plc in London, England.

THE SEPARATE ACCOUNT. The Separate Account was established in 1997 as a segregated asset account of Jackson. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. The Securities and Exchange Commission does not supervise the management of the Separate Account or Jackson.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the policies offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the policies are general corporate obligations of Jackson.

The Separate Account is divided into Investment Divisions. The assets of each Investment Division are invested in the shares of one of the Underlying Mutual Funds. We do not guarantee the investment performance of the Separate Account, its Investment Divisions, or the Underlying Mutual Funds. Values allocated to the Separate Account will rise and fall with the values of shares of the Underlying Mutual Funds and are also reduced by policy charges. In the future, we may use the Separate Account to fund other variable life insurance policies. We will account separately for each type of variable life insurance policy funded by the Separate Account.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS. We hold the assets of the Separate Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Underlying Mutual Funds.

STATE REGULATION OF JACKSON. We are subject to the laws of Michigan and regulated by the Michigan Department of Insurance. We file quarterly and annual statements with the Department of Insurance covering our operations and financial condition for the quarter and year-end. We are examined periodically by the Department of Insurance to verify our liabilities and policy reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

                            DISTRIBUTION OF POLICIES

Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the policies. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.

No commissions are paid to registered representatives who sell the policies. We may use any of our corporate assets to cover the cost of distribution, including any profit from the policy's Asset Based Risk Charge and other charges.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales. Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.
Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.


Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products:

A.G. Edwards & Sons, Inc.
Centaurus Financial, Inc.
Commonwealth Financial Network
FSC Securities Corporation
Hantz Financial Services, Inc.
Intersecurities, Inc.
Invest Financial Corporation
Investment Centers of America, Inc.
Lincoln Financial Securities Corporation
LPL Financial Corporation
National Planning Corporation
Next Financial Group, Inc.
Raymond James & Associates, Inc.
Royal Alliance Associates, Inc.
Securities America, Inc.
SII Investments, Inc.
UBS Financial Services, Inc.
Wachovia Securities LLC
WaMu Investments, Inc.
Woodbury Financial Services, Inc.

Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

     o    Investment Centers of America, Inc., and

     o    Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or Statement of Additional Information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson
National Life Insurance Company and its subsidiary Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this policy over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the policy.

                                LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2008, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.


                              FINANCIAL STATEMENTS

You can find the financial statements for the Separate Account and for Jackson in the Statement of Additional Information. The financial statements of Jackson that are included should be considered only as bearing upon Jackson's ability to meet its contractual obligations under the policies. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your policy and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.


You should know that your representative is independent of Jackson. He or she is responsible for the use and security of information you provide him or her. Please contact your representative if you have questions about his or her privacy policy.


SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. WE HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                                GLOSSARY OF TERMS

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this section.

1940 ACT - Investment Company Act of 1940, as amended.

ACCUMULATED VALUE - The sum of your values in the Separate Account, the Fixed Account, and the Loan Account. In policies applied for BEFORE OCTOBER 6, 2008, Accumulated Value was referred to as Policy Value.

ACCUMULATION UNIT - An accounting unit of measurement that we use to calculate the value in an Investment Division.

ALLOCATION DATE - The date we allocate premium from the Fixed Account to the Investment Divisions elected on the application (or the most recent allocation instructions provided by the Owner). The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy.

ATTAINED AGE - The Insured's age on the birthday nearest to the Policy Date plus the number of full years since the Policy Date.

CASH SURRENDER VALUE - The Accumulated Value minus any Debt.

CODE - Internal Revenue Code of 1986, as amended.

COMMENCEMENT DATE - The date we place your policy in force after we have received: underwriting approval, any requirements outstanding after the Issue Date, and premium in an amount equal to or exceeding the minimum initial requirement.

DAY 1 LOANS - A loan that exists at the Issue Date of a policy as a result of a 1035 transfer of a policy with an existing loan.

DEATH BENEFIT - The greater of (a) the Minimum Death Benefit or (b) the death benefit amount determined by the Death Benefit option and the Specified Death Benefit you have chosen.

DEATH BENEFIT PROCEEDS - The amount we will pay to the beneficiary(ies) under the policy upon the death of the Insured. This amount is equal to the Death Benefit less any outstanding Debt or due and unpaid charges plus any rider benefits.

DEBT - The sum of all unpaid policy loans and accrued interest.

EARNINGS - Your Accumulated Value reduced by total premiums paid.

FIXED ACCOUNT - An allocation option under the policy that earns an annually declared rate of interest of not less than 3%. Assets allocated to the Fixed Account are part of our general account.

GRACE PERIOD - A 61-day period during which we will keep your policy in force even though the Accumulated Value is insufficient to keep your policy in force. We will notify you and give you an opportunity to pay additional premium or policy loan repayments to keep your policy in force after the Grace Period.

GUIDELINE PREMIUM - The maximum amount of premium you can contribute to your policy under the Guideline Premium and Cash Value Corridor Test, as defined in the Code.

INSURED - The person whose life is insured under the policy.

INVESTMENT DIVISION - Separate and distinct divisions of the Separate Account, each of which invests in a single Underlying Mutual Fund. The value in the Investment Divisions will go up or down depending on the performance of the underlying mutual funds and the charges deducted from the Investment Divisions.

ISSUE DATE - The date Jackson issued your policy and from which we measure contestability periods. It may be later than the Policy Date.

LOAN ACCOUNT - An account established as part of our general account for amounts transferred from the Investment Divisions and/or the Fixed Account as security for your policy loans.

MINIMUM DEATH BENEFIT - Your Accumulated Value multiplied by the death benefit percentage applicable to the Attained Age as shown in the policy, or if greater, the minimum amount necessary for the policy to stay qualified as life insurance for federal tax purposes.

MONTHLY ANNIVERSARY - The same day in each month as the Policy Date unless your Policy Date is on the 29th, 30th or 31st and there is no such date in the month, then your Monthly Anniversary is the last day of the month.

MONTHLY DEDUCTION - The amount deducted from your Accumulated Value on each Monthly Anniversary, consisting of the cost of insurance charge, the monthly policy fee, the monthly administrative charge, and the cost of any optional benefit. If a monthly anniversary is not a business day, we will determine your Monthly Deduction as of the next following business day , and the deduction will have an effective date equal to the Monthly Anniversary date.

NET ACCUMULATED VALUE - The Accumulated Value minus Debt. In policies applied for BEFORE OCTOBER 6, 2008, Net Accumulated Value was referred to as Net Policy Value.

NET AMOUNT AT RISK - The net amount at risk is the amount on which cost of insurance charges are based.

NET PREMIUM - The premium less the Premium Charges.

OWNER - The person(s) having the privileges of ownership defined in the policy. The Owner(s) may or may not be the same person(s) as the Insured(s). If your policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY ANNIVERSARY - An annual anniversary of the Policy Date.

POLICY DATE - The effective date of insurance coverage under your policy. It is used to determine Policy Anniversaries, Policy Years, and Monthly Anniversaries.

POLICY YEAR - Each twelve-month period beginning on the Policy Date or any Policy Anniversary.

PREMIUM CHARGES - The premium tax charge and the federal (DAC) tax charge.

QUALIFYING MONTHLY PREMIUM AMOUNT - The amount specified as such in your policy, if your policy includes the GDB Rider. The Qualifying Monthly Premium Amount is used in determining whether your policy meets the premium requirement of the GDB Rider.

RIGHT TO EXAMINE PERIOD - The minimum period of time during which you can cancel your policy, generally ten days from the date your received your policy.

SCHEDULE OF SPECIFIED DEATH BENEFITS - The scheduled Specified Death Benefits, chosen by the Owner at issue or modified at a later date, for each Policy Year through the Insured's age 100. The schedule may be level for the life of the policy or change on Policy Anniversaries.

SEPARATE ACCOUNT - Jackson National Life Separate Account IV, the segregated asset account of Jackson that funds the policies.

SERVICE CENTER - Jackson Life Service Center, P.O. Box 30502, Lansing, Michigan 48909-8002, 1-800-766-4683 or IMG Service Center, P.O. Box 30386, Lansing,
Michigan 48909-7886, 1-800-777-7779. You can send express mail to the Jackson Life Service Center at 1 Corporate Way, Lansing, Michigan 48951 or the IMG Service Center at 1 Corporate Way, Lansing, Michigan 48951.

SPECIFIED DEATH BENEFIT - The initial amount of insurance under your base policy, adjusted for any changes in accordance with the terms of your policy.

UNDERLYING MUTUAL FUND - A separate investment series of one of the following registered management investment companies: JNL Series Trust or JNL Variable Fund LLC. The assets of each Investment Division of the Separate Account will be invested in one of the Underlying Mutual Funds. Policies applied for BEFORE OCTOBER 6, 2008, refer to these series as "Portfolios," rather than as Underlying Mutual Funds.

VALUATION DAY - Each Business Day, as used in the policy, so long as the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Investment Divisions. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each Valuation Day and ends at the close of the New York Stock Exchange on the next Valuation Day.

WRITTEN REQUEST - A request in writing received by us at our Service Center that meets our requirements for completeness. A complete Written Request is said to be in good order.

                                   APPENDIX A

Effects of Partial Surrenders on the Death Benefit under Death Benefit Option A


The following examples illustrate how the Death Benefit is decreased as the result of a partial surrender under different circumstances. All examples assume a total partial surrender amount of $20,000 and a Minimum Death Benefit percentage of 250%. See "Partial Surrenders" on page 37 for more information.


EXAMPLE 1. The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where the Death Benefit is not in the corridor.

                                     Before the Partial Surrender          After the Partial Surrender
Accumulated Value                    $40,000                               $20,000
Specified Death Benefit (A)          $200,000                              $180,000

Minimum Death Benefit (B)            $100,000 ($40,000 x 250%)             $50,000 ($20,000 x 250%)
Death Benefit                        $200,000 (greater of A and B)         $180,000 (greater of A and B)

As shown above, the Specified Death Benefit is reduced by $20,000, the total partial surrender amount.

EXAMPLE 2. The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where the Death Benefit is in corridor, and total partial surrender amount is greater than the difference between the Minimum Death Benefit and Specified Death Benefit.

                                     Before the Partial Surrender          After the Partial Surrender
Accumulated Value                    $84,000                               $64,000
Specified Death Benefit (A)          $200,000                              $190,000

Minimum Death Benefit (B)            $210,000 ($84,000 x 250%)             $160,000 ($64,000 x 250%)
Death Benefit                        $210,000 (greater of A and B)         $190,000 (greater of A and B)

As shown above, the Specified Death Benefit is reduced by $10,000, the amount by which the total partial surrender amount ($20,000) exceeded the difference between the Minimum Death Benefit ($210,000) and the Specified Death Benefit ($200,000) immediately before the partial surrender.

EXAMPLE 3. The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where the Death Benefit is in the corridor, and total partial surrender amount is less than the difference between the Minimum Death Benefit and Specified Death Benefit.

                                     Before the Partial Surrender          After the Partial Surrender
Accumulated Value                    $90,000                               $70,000
Specified Death Benefit (A)          $200,000                              $200,000

Minimum Death Benefit (B)            $225,000 ($90,000 x 250%)             $175,000 ($70,000 x 250%)
Death Benefit                        $225,000 (greater of A and B)         $200,000 (greater of A and B)

As shown above, the Specified Death Benefit is unchanged.

                                   APPENDIX B

                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products.


1st Discount Brokerage, Inc.                 Capital Analysts, Inc.                    Essex National Securities
1st Global Capital Corp.                     Capital City Securities                   Feltl & Company
Abbott Bennett Group LLC                     Capital Financial Group                   Ferris Baker Watts, Inc.
A.G. Edwards & Sons, Inc.                    CCF Investments, Inc.                     FFP Securities, Inc.
Acorn Financial                              CCO Investment Services Corp.             Fifth Third Securities
Advantage Capital Corp.                      Centennial Securities Company             Financial Network Investment
Advisors Marketing, Inc.                     Centaurus Financial, Inc.                 First Allied Securities, Inc.
AIG Financial Advisors                       Century Securities                        First Brokerage America
Allegiant Securities                         CFD Investments, Inc.                     First Heartland Capital, Inc.
American General Securities                  Chevy Chase Securities                    First Independent Financial
American Investors Company                   Choice Investments, Inc.                  First Merit Insurance Agency
American Portfolios Financial                Colonial Brokerage                        FNB Brokerage Services
Ameriprise Advisor Services                  Colonial Financial Services               Fortune Financial Services
Ameritas Investment Corp.                    Colonial Investments Services             Founders Financial Securities
Apple Tree Investments                       Commonwealth Financial Network            Fox & Company Investments, Inc.
Askar Corp.                                  Community Bankers Securities              FSC Securities Corp.
Associated Securities Corp.                  Comprehensive Asset Management, Inc.      FTC Methods Inc.
AXA Advisors, LLC                            Coordinated Capital Securities            G.A. Repple and Company
BancWest Investment Services                 Countrywide Investment Services           G.W. Sherwold Associates, Inc.
BB&T Investment Services Inc.                Crowell, Weedon & Company                 GBA Financial Group, LLC
BCG Securities                               Crown Capital Securities L.P.             Geneos Wealth Management, Inc.
Bentley Lawrence Securities                  CUE Financial Group, Inc.                 GF Investment Services
Berthel Fisher & Company Financial           CUNA Brokerage Services, Inc.             GLP Investment Services
   Services
BFT Financial                                CUSO Financial Services                   Great American Advisors, Inc.
BOSC, Inc.                                   Cutter and Company                        Great Nation Investment Corp.
Brecek & Young Advisors, Inc.                D.A. Davidson & Company                   Great Southern Investments
Brewer Financial Services                    Dunwoody Brokerage Services, Inc.         Gunn Allen Financial, Inc.
Broad Street Securities                      E Planning Securities, Inc.               GWN Securities, Inc.
Broker Dealer Financial                      Economy Securities, Inc.                  H D Vest Investment Securities
Brookstone Securities                        EDI Financial, Inc.                       H&R Block Financial Advisors
Bueter & Company, Inc.                       Ensemble Financial Services               H. Beck, Inc.
Cadaret, Grant & Company                     Equable Securities Corp.                  Hantz Financial Services, Inc.
Calton & Associates, Inc.                    Equitas America                           Harbour Investment, Inc.
Cambridge Investment Research                Equity Services, Inc.                     Harger & Company
Cantella & Company                           ESI Financial                             Harold Dance Investments








Harvest Capital                              Lasalle St Securities LLC                    O.N. Equity Sales Company
Hazard & Siegel, Inc.                        Legend Equities Corp.                        OneAmerica Securities
HBW Securities                               Leigh Baldwin & Company, LLC                 Oppenheimer & Company
Heim, Young & Associates, Inc.               Lesko Securities, Inc.                       P.T. Bloyd & Associates
Hornor Townsend & Kent, Inc.                 Liberty Partners Financial                   Pacific West
Huckin Financial Group, Inc.                 Life Investors Financial                     Packerland Brokerage Services
Huntington Investment Company                Lincoln Financial Securities Corp.           Park Avenue Securities
IMS Securities                               LPL Financial Corporation                    Paulson Investment Company
Independent Financial Group                  Madison Ave Securities                       Peak Securities
Infinex Investments                          Main Street Securities                       Pension Planners Securities
ING Financial                                Medallion Investment Services Inc.           Peoples Securities
Institutional Securities Corp.               Merrimac Corporate Securities Inc.           Planmember Securities
InterCarolina Financial Services             Metlife Securities                           Prime Capital Services Inc.
Intersecurities, Inc.
Intervest International                      Michigan Securities Inc.                     Prime Financial Services
Invest Financial Corp.                       Mid Atlantic Securities Inc.                 Primevest
Investacorp, Inc.                            Milkie/Ferguson Investments                  Pro Equities, Inc.
Investment Center, Inc.                      MML Investors Services Inc.                  Professional Asset Management
Investment Centers of America, Inc.          Money Concepts Capital Corp.                 Prospera Financial Services, Inc.
Investment Professionals, Inc.               Moors & Cabot Inc.                           Purshe Kaplan Sterling
Investors Capital Corp.                      Morgan Keegan & Company                      Qa3 Financial Corp.
J P Turner & Company, LLC                    Morgan Peabody, Inc.                         Questar Capital Corp.
J.J.B. Hilliard, W.L. Lyons, LLC             Multi-Financial Securities Corp.             R.L. Harger & Associates Inc.
                                             Mutual Service Corp.                         Raymond James & Associates, Inc.
J.W. Cole Financial, Inc.                    National Planning Corporation                RBC Capital Markets Corp.
Janney Montgomery Scott, LLC                 National Securities Corp.                    RC Dunwoody & Associates Inc.
Jefferson Pilot Securities Corp.             New England Securities                       Regal Securities Inc.
John James Investments, Inc.                 Newbridge Securities Corp.                   Resource Horizons Group
Kalos Capital, Inc.                          Next Financial Group, Inc.                   Riderwood Group
KCD Financial                                NFP Securities, Inc.                         River Stone Wealth Management
Key Investments                              North Atlantic Securities LLC                RNR Securities LLC
KMS Financial                                North Ridge Securities Corp.                 Robert W Baird & Company, Inc.
Koehler Financial, LLC                       NYLife Securities LLC                        Roche Securities Sales
Kovack Securities, Inc.
Labrunerie Financial, Inc.
Landolt Securities, Inc.


Royal Alliance Associates, Inc.            Triune Capital Advisors
Sammons Securities Company, Inc.           Trustmont Financial Group
Schlitt Investor Services, Inc.            UBS Financial Services, Inc.
Scott & Stringfellow, Inc.                 UnionBanc Investment Services LLC
Securian Financial Services                United Equity Securities
Securities America, Inc.                   United Planners Financial
Securities Service Network                 USA Advanced Planners, Inc.
Sicor Securities, Inc.                     USA Financial Securities Corp.
Sigma Financial Corp.                      UVEST Corp.
Signator Investors, Inc.                   Valmark Securities, Inc.
SII Investments, Inc.                      Vanderbilt Securities LLC
Sorrento Pacific                           VSR Financial Services, Inc.
South West Securities Financial            Wachovia Securities LLC
  Services, Inc.
Spectrum Capital                           Wall Street Financial Group
Spire Securities LLC                       Walnut Street Securities
Stanford Group Company                     WaMu Investments, Inc.
Sterne Agee Financial Services             Waterstone Financial Group
Stifel Nicolaus & Company                  Webster Investments
Strategic Financial Alliance               Wedbush Morgan Securities
Summit Alliance Securities LLC             Western Equity Group
Summit Brokerage Services, Inc.            Western International Securities, Inc.
Summit Equities Inc.                       Wilmington Brokerage Services
Sunset Financial Services, Inc.            Woodbury Financial Services, Inc.
Syndicated Capital Inc.                    Workman Securities Corp.
Synergy Investment Group                   World Equity Group, Inc.
TFS Securities Inc.                        World Financial Group
The Leaders Group                          World Group Securities, Inc.
Thomas McDonald Partners                   WRP Investments, Inc.
Thrivent Investment Management             Wunderlich Securities
Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.

                                   APPENDIX C
-------------------------------------------


TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

"JNL(R)," "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life Insurance Company.

"Dow Jones," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "The DowSM" and "the Dow 10SM" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the following funds:

JNL/Mellon Capital Management DowSM Dividend Fund; JNL/Mellon Capital Management JNL 5 Fund; JNL/Mellon Capital Management VIP Fund; JNL/Mellon Capital Management JNL Optimized 5 Fund; JNL/Mellon Capital Management Communications Sector Fund; JNL/Mellon Capital Management Consumer Brands Sector Fund; JNL/Mellon Capital Management Financial Sector Fund; JNL/Mellon Capital Management Healthcare Sector Fund; JNL/Mellon Capital Management Oil & Gas Sector Fund; and JNL/Mellon Capital Management Technology Sector Fund.


DOW JONES DOES NOT:

     * Sponsor, endorse, sell or promote the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital
          Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

     * Recommend that any person invest in the the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon
          Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital
          Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

     * Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital
          Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

     * Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the
          JNL/Mellon   Capital  Management  VIP  Fund,  the  JNL/Mellon  Capital
          Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

     * Consider the needs of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL
          Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.




--------------------------------------------------------------------------------


DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, OR THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

     * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL
               MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL
               MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE
               JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE
               JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

          * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

          * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------


Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.


--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.


--------------------------------------------------------------------------------


Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND IS NOT PROMOTED, SPONSORED OR ENDORSED BY, NOR IN ANY WAY AFFILIATED WITH RUSSELL INVESTMENT GROUP ("RUSSELL"). RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND NOR ANY ASSOCIATED LITERATURE OR
PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, AS TO THEIR ACCURACY, OR COMPLETENESS, OR OTHERWISE.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

RUSSELL'S PUBLICATION OF THE RUSSELL INDEXES IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ATTRACTIVENESS OR APPROPRIATENESS OF INVESTMENT IN ANY OR ALL SECURITIES UPON WHICH THE RUSSELL INDEXES ARE BASED. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "S&P MidCap 400 Index," "S&P 500/Citigroup Value Index," "S&P MidCap 400/Citigroup Value Index," and the "S&P SmallCap 600 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson. The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC, a wholly owned subsidiary of The McGraw-Hill Companies, Inc. ("S&P") and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.


                       WHERE YOU CAN FIND MORE INFORMATION

You can call us at (800) 766-4683 to ask us questions, request information about the policies and the Separate Account, and obtain copies of the Statement of Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this prospectus.


We have filed a Statement of Additional Information with the Securities and Exchange Commission. The Statement of Additional Information that relates to this prospectus is dated April 6, 2009. The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this prospectus. You can obtain a free copy of the Statement of Additional Information upon request, by writing or calling us at the address or number given above.


We file reports and other information with the Securities and Exchange Commission. You may read and copy any document we file with the SEC, including the Statement of Additional Information, at the SEC's public reference room in Washington, DC. Please call the SEC at (202) 942-8090 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's website at http://www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 100 F Street, NE, Washington, DC 20549.


                                  Investment Company Act File No. 811-09933

                       STATEMENT OF ADDITIONAL INFORMATION


                                  APRIL 6, 2009


                     INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                   JACKSON NATIONAL LIFE INSURANCE COMPANY(R)

                             IN CONNECTION WITH ITS

                      JACKSON NATIONAL SEPARATE ACCOUNT IV


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information contains additional information about the Policies described above that you may find useful. You should read it together with the Prospectus for the Policies. The date of the Prospectus to which this Statement of Additional Information relates is April 6, 2009. You may obtain a copy of the Prospectus without charge by calling us toll-free at (800) 873-5654 or by writing to us at the following address.


                     Jackson National Life Insurance Company
                                 P.O. Box 30314
                          Lansing, Michigan 48909-7814

                                                 TABLE OF CONTENTS

                                                                       PAGE

TABLE OF CONTENTS                                                          1

GENERAL INFORMATION AND HISTORY                                            2

SERVICES                                                                   6

DISTRIBUTOR                                                                7

DISTRIBUTION OF THE POLICIES                                               7

PERFORMANCE DATA                                                           7

ILLUSTRATION OF DEATH BENEFITS, ACCUMULATED
VALUES AND CASH SURRENDER VALUES                                           8

FINANCIAL STATEMENTS                                                      18

                         GENERAL INFORMATION AND HISTORY

Jackson National Life Insurance Company ("JacksonSM") is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Jackson National Separate Account IV (the "Separate Account") was established in 1997 as a segregated asset account of Jackson. The Separate Account is registered as a unit investment trust under the Investment Company of 1940, as amended.
--------------------------------------------------------------------------------


TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


--------------------------------------------------------------------------------


"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

     o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Consider  the  needs  of the  JNL/Mellon  Capital  Management  NYSE(R)
          International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.


--------------------------------------------------------------------------------


NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

     o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY
          ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

     o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

     o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.


--------------------------------------------------------------------------------



Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P"), a wholly owned subsidiary of The McGraw-Hill Companies, Inc. and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index, or any other S&P Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P, the S&P 500(R) Index, and the S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, or any other S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Jackson has entered into a License Agreement with Value Line(R). Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor. VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

                                    SERVICES

The financial statements of Jackson National Separate Account IV and Jackson for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Actuarial matters included in the Prospectus and this Statement of Additional Information, including the hypothetical Policy illustrations included herein, have been approved by Angela Matthews, Actuary of Jackson, and are included in reliance upon her opinion as to their reasonableness.

                                   DISTRIBUTOR

The Policies are distributed by Jackson National Life Distributors LLC ("JNLD"), a subsidiary of Jackson. JNLD is located at 7601 Technology Way, Denver, Colorado 80237. The Policies are offered on a continuous basis. However, Jackson reserves the right to discontinue offering the Policies at any time.


For Ultimate Investor, the aggregate amount of underwriting commissions paid to broker/dealers was $166,230 in 2006, $224,896 in 2007, and $238,193 in 2008.
JNLD did not retain any portion of the commissions. Jackson Advisor VUL does not pay commissions to broker/dealers.


                          DISTRIBUTION OF THE POLICIES

The Policies are sold by registered representatives of broker-dealers who are our insurance agents, either individually or through an incorporated insurance agency. These registered representatives may also be registered as investment advisers. Registered representatives who sell a policy on which there is a sales charge may earn a maximum sales commission based on cumulative premium in the first ten years that the policy is in force of approximately 5% of premium up to $100,000, 4% of premium greater than $100,000 to $250,000, 3% of premium greater than $250,000 to $500,000, and 2% of premium greater than $500,000. Premium received after ten years earn a 1% commission. Registered representatives also may be eligible for a trail commission of up to 0.60% on a policy on which there is a sales charge that has been in force for at least twelve months. Jackson may also pay up to 8% of all premiums as a broker-dealer concession in the first Policy Year. No sales commissions may be earned when a policy is sold without a sales charge. From time to time, we may pay or permit other promotional incentives in cash, credits, or other compensation. Jackson pays all such commissions and incentives.

                                PERFORMANCE DATA

From time to time, we may advertise performance data related to the Investment Divisions of the Separate Account available under the Policy.

The performance figures are calculated using the actual historical performance of the Underlying Mutual Funds for the periods shown and represent the average annual total return for that period. The performance for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the value of that investment at the end of the period, carried to at least the nearest hundredth of a percent.

The performance returns will reflect the deduction of management fees and all other operating expenses of the Underlying Mutual Funds and the deduction of the current asset based risk charge applicable under the Policy for the first ten Policy Years. The guaranteed asset based risk charge is higher and the current asset based risk charge is lower after the tenth year. The returns will not reflect any premium deductions for costs of insurance, premium charges, monthly policy fees or administrative charges, or other policy charges. IF THE PERFORMANCE INCLUDED SUCH DEDUCTIONS, THE RETURNS SHOWN WOULD BE SIGNIFICANTLY LOWER.

Performance data may be shown for the period from the commencement of Policy sales.

                         ILLUSTRATION OF DEATH BENEFITS,
                  ACCUMULATED VALUES AND CASH SURRENDER VALUES

Four tables within this section illustrate how values under a Policy change with the investment experience of the Underlying Mutual Funds. Two tables are for Policies with a sales charge, and two tables are for Policies without a sales charge. The tables illustrate how the Death Benefits, Accumulated Values and Cash Surrender Values of a Policy issued to an Insured of a given age and underwriting risk classification would vary over an extended period of time if the hypothetical gross investment rates of return on the assets held in the Investment Divisions of the Separate Account were a uniform annual rate of 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over and under those averages throughout the years, the Death Benefits, Accumulated Values, and Cash Surrender Values may be different.

The amounts shown for the Death Benefit, Accumulated Value, and Cash Surrender Value as of each Policy Anniversary reflect the fact that the net investment returns on the assets held in the Investment Divisions are lower than the gross after-tax returns on the Underlying Mutual Funds, as a result of the expenses paid by the Underlying Mutual Funds and the charges deducted from the Investment Divisions. The net investment returns reflect the deduction of the Underlying Mutual Fund investment management fees and other Underlying Mutual Fund expenses at an annual effective rate of 0.75%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Underlying Mutual Funds.

For Policies with a sales charge, the gross annual investment rates of 0%, 6% and 12% correspond to net annual investment rates of return of -1.738%, 4.203% and 10.143%, respectively, on a guaranteed basis, and -1.590%, 4.359% and 10.308%, respectively, on a current basis during years one through ten, -0.800%, 5.197% and 11.194%, respectively, on a current basis during years eleven through twenty, and -0.750%, 5.250% and 11.250%, respectively, on a current basis during years twenty-one and thereafter.

For Policies without a sales charge, the gross annual investment rates of 0%, 6% and 12% correspond to net annual investment rates of return of -1.738%, 4.203% and 10.143%, respectively, on a guaranteed basis, and -0.899%, 5.092% and 11.083%, respectively, on a current basis during years one through ten and -0.750%, 5.250% and 11.250%, respectively, on a current basis thereafter.

The tables illustrate the Death Benefits, Accumulated Values, and Cash Surrender Values that would result based upon the hypothetical investment rates of return if no payments other than the specified annual premium payments are made, if all premium payments are allocated to the Separate Account, and if no policy loans are taken. The tables also assume that no partial surrenders, transfers, or changes in the Specified Death Benefit or death benefit option are made.

Values are shown for Policies issued to preferred non-tobacco class Insureds. Values for Policies issued on a basis involving higher mortality risk would result in lower Death Benefits, Accumulated Values, and Cash Surrender Values than those illustrated. Females generally have a more favorable cost of insurance rate structure than males, and non-tobacco class Insureds generally have a more favorable cost of insurance rate than tobacco class Insureds.

The amounts shown in the tables also reflect all charges deducted under the Policy based on the assumptions described herein and in the tables.

For Policies with a sales charge, these charges include a sales charge, premium tax charge, and federal (DAC) tax charge, which are deducted from each premium; a daily asset based risk charge, which is deducted from the assets of the
Investment Divisions; and a monthly policy fee, monthly administrative charge, and monthly cost of insurance charge, which are deducted from Accumulated Value. The sales charge is charged in the first ten Policy Years and is currently 4.5% of cumulative premium up to $100,000, 3.5% from $100,000 to $250,000, 2.5% from
$250,000 to $500,000, and 2.0% for cumulative premiums greater than $500,000. The sales charge is guaranteed not to exceed 4.5% of all premium. The premium tax charge and federal (DAC) tax charge are 2.5% and 1.5% of each premium, respectively. The asset based risk charge is currently equivalent to an annual effective rate of 0.85% and 0.05% for Policy Years 1-10 and 11-20, respectively, and 0% thereafter. This charge is guaranteed not to exceed 1.00% in all Policy
Years. The monthly policy fee is $10 per month for the first ten Policy Years and $8 per month thereafter.

The monthly administrative fee varies by issue age as shown in the following table:

----------------- -------------- ---------------- ------------ ---------------- ----------
   ISSUE AGE:         RATE:        ISSUE AGE:        RATE:       ISSUE AGE:       RATE:
   ----------         -----        ----------        -----       ----------       -----
----------------- -------------- ---------------- ------------ ---------------- ----------
----------------- -------------- ---------------- ------------ ---------------- ----------
      0-49           $0.050           70-74         $0.095           88          $0.260
----------------- -------------- ---------------- ------------ ---------------- ----------
----------------- -------------- ---------------- ------------ ---------------- ----------
     50-54           $0.055           75-79         $0.150           89          $0.280
----------------- -------------- ---------------- ------------ ---------------- ----------
----------------- -------------- ---------------- ------------ ---------------- ----------
     55-59           $0.060           80-85         $0.200           90          $0.300
----------------- -------------- ---------------- ------------ ---------------- ----------
----------------- -------------- ---------------- ------------ ---------------- ----------
     60-64           $0.070            86           $0.220
----------------- -------------- ---------------- ------------ ---------------- ----------
----------------- -------------- ---------------- ------------ ---------------- ----------
     65-69           $0.085            87           $0.240
----------------- -------------- ---------------- ------------ ---------------- ----------

It is charged per month per $1,000 of Specified Death Benefit for Policy Years 1-15 and $0.01 per month per $1,000 thereafter. This charge is assessed on up to $2 million of Specified Death Benefit. The monthly cost of insurance charge varies with the amount of insurance coverage and the age, sex and underwriting risk classification of the Insured.

For Policies without a sales charge, these charges include a premium tax charge and federal (DAC) tax charge, which are deducted from each premium; a daily asset based risk charge, which is deducted from the assets of the Investment Divisions; and a monthly policy fee, monthly administrative charge, and monthly cost of insurance charge, which are deducted from Accumulated Value. The premium tax charge and federal (DAC) tax charge are 2.5% and 1.5% of each premium, respectively. The asset based risk charge is currently equivalent to an annual effective rate of 0.15% for Policy Years 1-10 and 0% thereafter. This charge is guaranteed not to exceed 1.00% in all Policy Years. The monthly policy fee is $10 per month for the first ten Policy Years and $8 per month thereafter.

The monthly administrative fee varies by issue age as shown in the following table:

----------------- -------------- ---------------- ------------ ---------------- ----------
   ISSUE AGE:         RATE:        ISSUE AGE:        RATE:       ISSUE AGE:       RATE:
   ----------         -----        ----------        -----       ----------       -----
----------------- -------------- ---------------- ------------ ---------------- ----------
----------------- -------------- ---------------- ------------ ---------------- ----------
      0-49           $0.050           70-74         $0.095           88          $0.260
----------------- -------------- ---------------- ------------ ---------------- ----------
----------------- -------------- ---------------- ------------ ---------------- ----------
     50-54           $0.055           75-79         $0.150           89          $0.280
----------------- -------------- ---------------- ------------ ---------------- ----------
----------------- -------------- ---------------- ------------ ---------------- ----------
     55-59           $0.060           80-85         $0.200           90          $0.300
----------------- -------------- ---------------- ------------ ---------------- ----------
----------------- -------------- ---------------- ------------ ---------------- ----------
     60-64           $0.070            86           $0.220
----------------- -------------- ---------------- ------------ ---------------- ----------
----------------- -------------- ---------------- ------------ ---------------- ----------
     65-69           $0.085            87           $0.240
----------------- -------------- ---------------- ------------ ---------------- ----------

It is charged per month per $1,000 of Specified Death Benefit for Policy Years 1-15 and $0.01 per month per $1,000 thereafter. This charge is assessed on up to $2 million of Specified Death Benefit. The monthly cost of insurance charge varies with the amount of insurance coverage and the age, sex and underwriting risk classification of the Insured.

The hypothetical values shown in the tables do not reflect any charges for federal, state or other income taxes against the Separate Account, since we are not currently making this charge. However, if such a charge is made in the future, a higher gross annual investment rate of return than illustrated would be needed to produce the net after tax returns shown in the tables. The tables also do not reflect the deduction of the cost of any optional rider.

Upon request, we will furnish a comparable illustration based on the proposed Insured's age, sex and underwriting risk classification, Specified Death Benefit, death benefit option, proposed amount and frequency of premium payments, and any available riders requested.


                                      JACKSON NATIONAL LIFE INSURANCE COMPANY
            Individual Flexible Premium Adjustable Variable Life Insurance Policy (WITH A SALES CHARGE)
                                      Male Preferred Non-tobacco Issue Age 45
                                             $5,476.00 Annual Premium
                             $425,000 Specified Death Benefit (Death Benefit Option A)
                                                  CURRENT CHARGES

           ---------------------------------- ----------------------------------------- --------------------------------------------

           0% Hypothetical Gross Investment   6% Hypothetical Gross Investment Return     12% Hypothetical Gross Investment Return
                        Return


           ---------------------------------- ----------------------------------------- --------------------------------------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


 Policy     Policy       Cash        Death       Policy         Cash          Death        Policy      Cash Surrender      Death
  Year       Value     Surrender    Benefit      Value        Surrender      Benefit        Value          Value          Benefit
                         Value                                  Value

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

    1          4,314        4,479    425,000         4,593          4,757      425,000
                                                                                                4,871           5,035        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


    2          8,448        8,721    425,000         9,269          9,543      425,000         10,125          10,399        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


    3         12,412       12,412    425,000        14,045         14,045      425,000         15,814          15,814        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


    4         16,239       16,239    425,000        18,953         18,953      425,000         22,012          22,012        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


    5         19,946       19,946    425,000        24,016         24,016      425,000         28,791          28,791        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


    6         23,540       23,540    425,000        29,247         29,247      425,000         36,219          36,219        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


    7         27,025       27,025    425,000        34,657         34,657      425,000         44,367          44,367        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


    8         30,425       30,425    425,000        40,276         40,276      425,000         53,334          53,334        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


    9         33,724       33,724    425,000        46,098         46,098      425,000         63,192          63,192        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


   10         36,895       36,895    425,000        52,104         52,104      425,000         74,007          74,007        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


   11         40,509       40,509    425,000        59,037         59,037      425,000         86,857          86,857        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


   12         43,931       43,931    425,000        66,180         66,180      425,000        101,022         101,022        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


   13         47,150       47,150    425,000        73,538         73,538      425,000        116,656         116,656        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


   14         50,189       50,189    425,000        81,147         81,147      425,000        133,959         133,959        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


   15         53,060       53,060    425,000        89,036         89,036      425,000        153,149         153,149        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


   16         56,021       56,021    425,000        97,487         97,487      425,000        174,720         174,720        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


   17         58,856       58,856    425,000       106,313        106,313      425,000        198,737         198,737        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


   18         61,561       61,561    425,000       115,536        115,536      425,000        225,499         225,499        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


   19         64,132       64,132    425,000       125,180        125,180      425,000        255,345         255,345        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


   20         66,563       66,563    425,000       135,269        135,269      425,000        288,659         288,659        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


   25         76,384       76,384    425,000       193,759        193,759      425,000        523,495         523,495        607,255

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


   30         77,964       77,964    425,000       267,033        267,033      425,000        922,044         922,044        986,587

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


   35         60,209       60,209    425,000       360,753        360,753      425,000      1,598,176       1,598,176      1,678,085

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


   40          2,374        2,374    425,000       489,264        489,264      513,728      2,731,675       2,731,675      2,868,259

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   45         **          **          **           650,364        650,364      682,882
                                                                                            4,608,670       4,608,670      4,839,104

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

              **          **          **
   50                                              856,288        856,288      864,851      7,764,399       7,764,399      7,842,043

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

              **          **          **
   55                                            1,127,561      1,127,561    1,138,837     13,169,787      13,169,787     13,301,485

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

              **          **          **
   60                                            1,471,621      1,471,621    1,486,337     22,256,737      22,256,737     22,479,305

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

              **          **          **
   65                                            1,907,322      1,907,322    1,926,395     37,504,481      37,504,481     37,879,525

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

              **          **          **
   70                                            2,457,718      2,457,718    2,482,295     63,031,730      63,031,730     63,662,047

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

              **          **          **
   75                                            3,141,938      3,141,938    3,173,357    105,661,279     105,661,279    106,717,892

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   76         **          **          **         3,294,829      3,294,829    3,327,777                    117,124,687
                                                                                          117,124,687                    118,295,934

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

Assumptions:

     1. Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums were paid with a different frequency or in different amounts.

     2.   No policy loans or partial surrenders have been taken.

     3. Illustrated values reflect current expenses and current cost of insurance charges, which are subject to change.

     4. Accumulated Values will vary from those illustrated if actual rates differ from those assumed.

     5. The Death Benefits shown comply with Section 7702 of the Internal Revenue Code (as amended) based on the Guideline Premium Test.

     6. When the Cash Surrender Value is zero, the Policy might lapse unless sufficient additional premium is paid within the Grace Period.

     7. The gross annual investment rates of 0%, 6% and 12% correspond to net annual investment rates of return of -1.590%, 4.359% and 10.308%, respectively, during years one through ten, -0.800%, 5.197% and 11.194% respectively, during years eleven through twenty, and -0.750%, 5.250% and 11.250%, respectively, during years twenty-one and thereafter.


                                      JACKSON NATIONAL LIFE INSURANCE COMPANY
            Individual Flexible Premium Adjustable Variable Life Insurance Policy (WITH A SALES CHARGE)
                                      Male Preferred Non-tobacco Issue Age 45
                                             $5,476.00 Annual Premium
                             $425,000 Specified Death Benefit (Death Benefit Option A)
                                                  GUARANTEED MAXIMUM CHARGES

           ---------------------------------- ----------------------------------------- --------------------------------------------

           0% Hypothetical Gross Investment   6% Hypothetical Gross Investment Return     12% Hypothetical Gross Investment Return
                        Return
                      -1.738% Net)                          (4.203% Net)                               (10.143% Net)

          --------------------------------------------------------------------------------------------------------------------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------



 Policy    Policy   Cash          Death     Policy    Cash          Death       Policy         Cash         Death
  Year     Value    Surrender    Benefit     Value    Surrender    Benefit      Value       Surrender      Benefit
                      Value                             Value                                 Value

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   1         3,582       3,747    425,000
                                               3,837       4,001    425,000         4,092         4,256       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   2         7,020       7,294    425,000      7,751       8,025    425,000         8,513         8,787       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   3        10,308      10,308    425,000     11,738      11,738    425,000        13,291        13,291       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   4        13,491      13,491    425,000     15,846      15,846    425,000        18,508        18,508       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   5        16,563      16,563    425,000     20,072      20,072    425,000        24,203        24,203       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   6        19,499      19,499    425,000     24,396      24,396    425,000        30,399        30,399       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   7        22,286      22,286    425,000     28,807      28,807    425,000        37,135        37,135       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   8        24,887      24,887    425,000     33,271      33,271    425,000        44,432        44,432       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   9        27,296      27,296    425,000     37,783      37,783    425,000        52,343        52,343       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   10       29,474      29,474    425,000     42,305      42,305    425,000        60,897        60,897       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   11       31,647      31,647    425,000     47,078      47,078    425,000        70,425        70,425       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   12       33,545      33,545    425,000     51,834      51,834    425,000        80,742        80,742       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   13       35,154      35,154    425,000     56,558      56,558    425,000        91,929        91,929       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   14       36,520      36,520    425,000     61,295      61,295    425,000       104,132       104,132       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   15       37,610      37,610    425,000     66,016      66,016    425,000       117,448       117,448       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   16       38,578      38,578    425,000     70,886      70,886    425,000       132,191       132,191       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   17       39,155      39,155    425,000     75,646      75,646    425,000       148,274       148,274       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   18       39,259      39,259    425,000     80,221      80,221    425,000       165,820       165,820       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   19       38,835      38,835    425,000     84,559      84,559    425,000       185,000       185,000       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   20       37,858      37,858    425,000     88,634      88,634    425,000       206,043       206,043       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------


   25      23,748     23,748     425,000     104,213     104,213    425,000       350,446       350,446       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   30        **         **         **
                                             104,472     104,472    425,000       593,298       593,298       634,829

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

             **         **         **
   35                                       64,138      64,138     425,000        984,430       984,430     1,033,652

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   40        **         **         **         **          **         **
                                                                                1,596,695     1,596,695     1,676,529

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

             **         **         **         **          **         **
   45                                                                           2,530,928     2,530,928     2,657,475

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

             **         **         **         **          **         **
   50                                                                           4,010,604     4,010,604     4,050,710

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

             **         **         **         **          **         **
   55                                                                           6,449,074     6,449,074     6,513,565

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

             **         **         **         **          **         **
   60                                                                          10,293,946    10,293,946    10,396,885

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

             **         **         **         **          **         **
   65                                                                          16,292,490    16,292,490    16,455,415

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

             **         **         **         **          **         **
   70                                                                          25,509,919    25,509,919    25,765,018

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

             **         **         **         **          **         **
   75                                                                          39,850,051    39,850,051    40,248,552

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   76        **         **         **         **          **         **
                                                                               43,563,175    43,563,175    43,998,807

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

Assumptions:

     1. Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums were paid with a different frequency or in different amounts.

     2.   No policy loans or partial surrenders have been taken.

     3. Illustrated values reflect guaranteed expenses and guaranteed cost of insurance charges.

     4. Accumulated Values will vary from those illustrated if actual rates differ from those assumed.

     5. The Death Benefits shown comply with Section 7702 of the Internal Revenue Code (as amended) based on the Guideline Premium Test.

     6. When the Cash Surrender Value is zero, the Policy might lapse unless sufficient additional premium is paid within the Grace Period.


                                      JACKSON NATIONAL LIFE INSURANCE COMPANY
            Individual Flexible Premium Adjustable Variable Life Insurance Policy (WITHOUT A SALES CHARGE)
                                      Male Preferred Non-tobacco Issue Age 45
                                             $5,476.00 Annual Premium
                             $425,000 Specified Death Benefit (Death Benefit Option A)
                                                CURRENT CHARGES


          --------------------------------------------------------------------------------------------------------------------------
               0% Hypothetical Gross            6% Hypothetical Gross        12% Hypothetical Gross Investment Return



          --------------------------------------------------------------------------------------------------------------------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------


 Policy     Policy       Cash        Death       Policy         Cash          Death        Policy      Cash Surrender      Death
  Year       Value     Surrender    Benefit      Value        Surrender      Benefit        Value          Value          Benefit
                         Value                                  Value

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

    1
               4,506        4,506    425,000         4,795          4,795      425,000          5,085           5,085        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

    2
               8,870        8,870    425,000         9,730          9,730      425,000         10,625          10,625        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

    3
              13,103       13,103    425,000        14,822         14,822      425,000         16,684          16,684        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

    4
              17,230       17,230    425,000        20,105         20,105      425,000         23,345          23,345        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

    5
              21,267       21,267    425,000        25,604         25,604      425,000         30,694          30,694        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

    6
              25,220       25,220    425,000        31,337         31,337      425,000         38,812          38,812        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

    7
              29,092       29,092    425,000        37,319         37,319      425,000         47,791          47,791        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

    8
              32,902       32,902    425,000        43,582         43,582      425,000         57,748          57,748        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

    9
              36,637       36,637    425,000        50,128         50,128      425,000         68,781          68,781        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   10
              40,271       40,271    425,000        56,946         56,946      425,000         80,987          80,987        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   11
              43,875       43,875    425,000        64,153         64,153      425,000         94,652          94,652        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   12
              47,305       47,305    425,000        71,606         71,606      425,000        109,748         109,748        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   13
              50,553       50,553    425,000        79,312         79,312      425,000        126,444         126,444        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   14
              53,639       53,639    425,000        87,309         87,309      425,000        144,954         144,954        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   15
              56,574       56,574    425,000        95,625         95,625      425,000        165,511         165,511        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   16
              59,576       59,576    425,000       104,509        104,509      425,000        188,597         188,597        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   17
              62,429       62,429    425,000       113,772        113,772      425,000        214,297         214,297        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   18
              65,122       65,122    425,000       123,436        123,436      425,000        242,935         242,935        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   19
              67,648       67,648    425,000       133,521        133,521      425,000        274,876         274,876        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   20
              69,998       69,998    425,000       144,052        144,052      425,000        310,539         310,539        425,000

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   25
              79,264       79,264    425,000       204,870        204,870      425,000        560,185         560,185        649,815

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   30
              80,351       80,351    425,000       281,615        281,615      425,000        983,414         983,414      1,052,253

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   35
              62,208       62,208    425,000       381,194        381,194      425,000      1,701,419       1,701,419      1,786,490

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   40
               4,132        4,132    425,000       516,033        516,033      541,834      2,905,095       2,905,095      3,050,350

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   45         **          **          **                          683,693
                                                   683,693                     717,877      4,898,256       4,898,256      5,143,169

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   50         **          **          **
                                                   898,010        898,010      906,991      8,249,293       8,249,293      8,331,786

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   55         **          **          **
                                                 1,180,410      1,180,410    1,192,214     13,989,274      13,989,274     14,129,167

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   60         **          **          **
                                                 1,538,562      1,538,562    1,553,947     23,638,691      23,638,691     23,875,078

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   65         **          **          **
                                                 1,992,093      1,992,093    2,012,014     39,830,233      39,830,233     40,228,535

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   70         **          **          **
                                                 2,564,996      2,564,996    2,590,646     66,937,544      66,937,544     67,606,919

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   75         **          **          **
                                                 3,277,772      3,277,772    3,310,549    112,206,581     112,206,581    113,328,647

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

   76         **          **          **         3,437,280      3,437,280                                 124,380,112
                                                                             3,471,652    124,380,112                    125,623,913

---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

Assumptions:

     1. Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums were paid with a different frequency or in different amounts.

     2.   No policy loans or partial surrenders have been taken.

     3. Illustrated values reflect current expenses and current cost of insurance charges, which are subject to change.

     4. Accumulated Values will vary from those illustrated if actual rates differ from those assumed.

     5. The Death Benefits shown comply with Section 7702 of the Internal Revenue Code (as amended) based on the Guideline Premium Test.

     6. When the Cash Surrender Value is zero, the Policy might lapse unless sufficient additional premium is paid within the Grace Period.

     7. The gross annual investment rates of 0%, 6% and 12% correspond to net annual investment rates of return of -0.899%, 5.092% and 11.083%, respectively, during years one through ten, and -0.750%, 5.250% and 11.250%, respectively, during year eleven and thereafter.


                                      JACKSON NATIONAL LIFE INSURANCE COMPANY
            Individual Flexible Premium Adjustable Variable Life Insurance Policy (WITHOUT A SALES CHARGE)
                                      Male Preferred Non-tobacco Issue Age 45
                                             $5,476.00 Annual Premium
                             $425,000 Specified Death Benefit (Death Benefit Option A)
                                                GUARANTEED MAXIMUM CHARGES

          --------------------------------------------------------------------------------------------------------------------------

           0% Hypothetical Gross Investment   6% Hypothetical Gross Investment Return     12% Hypothetical Gross Investment Return
                        Return
                      -1.738% Net)                          (4.203% Net)                               (10.143% Net)

          --------------------------------------------------------------------------------------------------------------------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------



 Policy    Policy   Cash          Death     Policy    Cash          Death       Policy         Cash         Death
  Year     Value    Surrender    Benefit     Value    Surrender    Benefit      Value       Surrender      Benefit
                      Value                             Value                                 Value

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   1
             3,716       3,716    425,000      3,979       3,979    425,000         4,242         4,242       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   2
             7,286       7,286    425,000      8,041       8,041    425,000         8,829         8,829       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   3
            10,704      10,704    425,000     12,184      12,184    425,000        13,790        13,790       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   4
            14,016      14,016    425,000     16,454      16,454    425,000        19,210        19,210       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   5
            17,214      17,214    425,000     20,850      20,850    425,000        25,128        25,128       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   6
            20,275      20,275    425,000     25,351      25,351    425,000        31,572        31,572       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   7
            23,185      23,185    425,000     29,948      29,948    425,000        38,582        38,582       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   8
            25,909      25,909    425,000     34,607      34,607    425,000        46,183        46,183       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   9
            28,439      28,439    425,000     39,324      39,324    425,000        54,430        54,430       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   10
            30,737      30,737    425,000     44,060      44,060    425,000        63,358        63,358       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   11
            32,785      32,785    425,000     48,802      48,802    425,000        73,028        73,028       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   12
            34,561      34,561    425,000     53,525      53,525    425,000        83,504        83,504       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   13
            36,050      36,050    425,000     58,218      58,218    425,000        94,870        94,870       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   14
            37,298      37,298    425,000     62,921      62,921    425,000       107,273       107,273       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   15
            38,271      38,271    425,000     67,609      67,609    425,000       120,814       120,814       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   16
            39,124      39,124    425,000     72,444      72,444    425,000       135,808       135,808       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   17
            39,587      39,587    425,000     77,169      77,169    425,000       152,175       152,175       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   18
            39,578      39,578    425,000     81,710      81,710    425,000       170,042       170,042       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   19
            39,043      39,043    425,000     86,014      86,014    425,000       189,587       189,587       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   20
            37,955      37,955    425,000     90,055      90,055    425,000       211,043       211,043       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   25
           23,290     23,290     425,000     105,465     105,465    425,000       358,557       358,557       425,000

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   30        **         **         **
                                             105,570     105,570    425,000       605,626       605,626       648,020

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   35        **         **         **
                                            65,135      65,135     425,000      1,003,435     1,003,435     1,053,606

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   40        **         **         **         **          **         **
                                                                                1,626,129     1,626,129     1,707,435

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   45        **         **         **         **          **         **
                                                                                2,576,237     2,576,237     2,705,049

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   50        **         **         **         **          **         **
                                                                                4,081,063     4,081,063     4,121,873

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   55        **         **         **         **          **         **
                                                                                6,561,033     6,561,033     6,626,643

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   60        **         **         **         **          **         **
                                                                               10,471,326    10,471,326    10,576,039

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   65        **         **         **         **          **         **
                                                                               16,571,918    16,571,918    16,737,637

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   70        **         **         **         **          **         **
                                                                               25,946,127    25,946,127    26,205,588

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   75        **         **         **         **          **         **
                                                                               40,530,560    40,530,560    40,935,866

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

   76        **         **         **         **          **         **
                                                                               44,307,095    44,307,095    44,750,166

--------- --------- ----------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

Assumptions:

     1. Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums were paid with a different frequency or in different amounts.

     2.   No policy loans or partial surrenders have been taken.

     3. Illustrated values reflect guaranteed expenses and guaranteed cost of insurance charges.

     4. Accumulated Values will vary from those illustrated if actual rates differ from those assumed.

     5. The Death Benefits shown comply with Section 7702 of the Internal Revenue Code (as amended) based on the Guideline Premium Test.

     6. When the Cash Surrender Value is zero, the Policy might lapse unless sufficient additional premium is paid within the Grace Period.

PLEASE NOTE: THE HYPOTHETICAL GROSS INVESTMENT RATES OF RETURN SHOWN IN EACH OF THE ABOVE TABLES ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE INVESTMENT EXPERIENCE OF THE UNDERLYING MUTUAL FUNDS. THE ACCUMULATED VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 6.00% AND 12.00% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY JACKSON OR ANY UNDERLYING MUTUAL FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

FINANCIAL STATEMENTS

In the pages that follow are the financial statements of JNL Separate Account IV as of December 31, 2008 and Jackson as of December 31, 2008, 2007, and 2006, and the accompanying Independent Registered Public Accounting Firm's Reports. The financial statements of Jackson included herein should be considered only as bearing upon the ability of Jackson to meet its obligations under the Policies. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account.

                      Jackson National Separate Account IV

                                     [LOGO]

                              Financial Statements

                               December 31, 2008

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2008

                                                                                                            JNL/Capital
                                    JNL/AIM Global       JNL/AIM           JNL/AIM          JNL/AIM        Guardian Global
                                      Real Estate    International        Large Cap        Small Cap         Balanced
                                       Portfolio    Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                    --------------  ----------------  ----------------  ----------------  ---------------
Assets
Investments, at value (a)           $      292,358  $        222,770  $        402,346  $         97,400  $       184,601
Receivables:
   Investment securities sold                   34                74               148                 9                3
   Sub-account units sold                      451               748               902                40               --
                                    --------------  ----------------  ----------------  ----------------  ---------------
 Total assets                              292,843           223,592           403,396            97,449          184,604
                                    --------------  ----------------  ----------------  ----------------  ---------------
Liabilities
Payables:
   Investment securities purchased             451               748               902                40               --
   Sub-account units redeemed                   27                69               139                 7               --
   Insurance fees due to Jackson                 7                 5                 9                 2                3
                                    --------------  ----------------  ----------------  ----------------  ---------------
Total liabilities                              485               822             1,050                49                3
                                    --------------  ----------------  ----------------  ----------------  ---------------
Net assets (Note 5)                 $      292,358  $        222,770  $        402,346  $         97,400  $       184,601
----------------------------------  ==============  ================  ================  ================  ===============

(a)  Investment shares                      50,147            31,643            46,141            12,816           24,581
       Investments at cost          $      554,336  $        383,908  $        574,108  $        156,558  $       270,517

                                       JNL/Capital          JNL/Capital       JNL/Capital    JNL/Credit Suisse      JNL/
                                    Guardian Global          Guardian         Guardian U.S.    Global Natural   Credit Suisse
                                     Diversified        International Small  Growth Equity        Resources       Long/Short
                                    Research Portfolio     Cap Portfolio       Portfolio         Portfolio        Portfolio
                                    ------------------  -------------------  --------------  -----------------  -------------
Assets
Investments, at value (a)           $          159,632  $            34,616  $       78,748  $         269,961  $      25,292
Receivables:
   Investment securities sold                       46                    1              18                 59              1
   Sub-account units sold                           12                   --               2                  1             --
                                    ------------------  -------------------  --------------  -----------------  -------------
 Total assets                                  159,690               34,617          78,768            270,021         25,293
                                    ------------------  -------------------  --------------  -----------------  -------------
Liabilities
Payables:
   Investment securities purchased                  12                   --               2                  1             --
   Sub-account units redeemed                       42                   --              16                 54             --
   Insurance fees due to Jackson                     4                    1               2                  5              1
                                    ------------------  -------------------  --------------  -----------------  -------------
Total liabilities                                   58                    1              20                 60              1
                                    ------------------  -------------------  --------------  -----------------  -------------
Net assets (Note 5)                 $          159,632  $            34,616  $       78,748  $         269,961  $      25,292
----------------------------------  ==================  ===================  ==============  =================  =============

(a)  Investment shares                          10,352                7,608           5,581             42,648          4,119
       Investments at cost          $          238,849  $            61,971  $      116,749  $         429,029  $      37,917

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2008

                                                                  JNL/Franklin
                                     JNL/Eagle    JNL/Eagle         Templeton     JNL/Franklin       JNL/Franklin
                                    Core Equity  SmallCap Equity  Global Growth     Templeton      Templeton Mutual
                                     Portfolio    Portfolio         Portfolio    Income Portfolio  Shares Portfolio
                                    -----------  ---------------  -------------  ----------------  ----------------
Assets
Investments, at value (a)           $    63,465  $       177,627  $     152,971  $        227,784  $        107,458
Receivables:
   Investment securities sold                 1               33             86             5,652               175
   Sub-account units sold                    --              400             18                18                18
                                    -----------  ---------------  -------------  ----------------  ----------------
Total assets                             63,466          178,060        153,075           233,454           107,651
                                    -----------  ---------------  -------------  ----------------  ----------------
Liabilities
Payables:
   Investment securities purchased           --              400             18                18                18
   Sub-account units redeemed                --               29             83             5,647               173
   Insurance fees due to Jackson              1                4              3                 5                 2
                                    -----------  ---------------  -------------  ----------------  ----------------
Total liabilities                             1              433            104             5,670               193
                                    -----------  ---------------  -------------  ----------------  ----------------
Net assets (Note 5)                 $    63,465  $       177,627  $     152,971  $        227,784  $        107,458
----------------------------------  ===========  ===============  =============  ================  ================

(a)  Investment shares                   12,300           14,704         25,796            31,813            17,276
       Investments at cost          $   134,863  $       265,972  $     215,724  $        315,093  $        149,027

                                     JNL/Franklin        JNL/         JNL/Goldman         JNL/            JNL/
                                       Templeton      Goldman Sachs  Sachs Emerging  Goldman Sachs    Goldman Sachs
                                       Small Cap      Core Plus      Markets Debt      Mid Cap        Short Duration
                                    Value Portfolio  Bond Portfolio     Portfolio    Value Portfolio  Bond Portfolio
                                    ---------------  --------------  --------------  ---------------  --------------
Assets
Investments, at value (a)           $       137,428  $      192,902  $          368  $       243,812  $       50,458
Receivables:
   Investment securities sold                    37              21              --               13             229
   Sub-account units sold                         1              --              --              199              --
                                    ---------------  --------------  --------------  ---------------  --------------
Total assets                                137,466         192,923             368          244,024          50,687
                                    ---------------  --------------  --------------  ---------------  --------------
Liabilities
Payables:
   Investment securities purchased                1              --              --              199              --
   Sub-account units redeemed                    34              17              --                7             228
   Insurance fees due to Jackson                  3               4              --                6               1
                                    ---------------  --------------  --------------  ---------------  --------------
Total liabilities                                38              21              --              212             229
                                    ---------------  --------------  --------------  ---------------  --------------
Net assets (Note 5)                 $       137,428  $      192,902  $          368  $       243,812  $       50,458
----------------------------------  ===============  ==============  ==============  ===============  ==============

(a)  Investment shares                       21,046          17,812              38           37,510           5,362
       Investments at cost          $       221,307  $      211,247  $          353  $       405,010  $       54,080

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2008

                                                                               JNL/JPMorgan
                                             JNL/JPMorgan     JNL/JPMorgan   U.S. Government      JNL/Lazard         JNL/Lazard
                                            International    MidCap Growth   & Quality Bond    Emerging Markets        Mid Cap
                                           Value Portfolio     Portfolio        Portfolio          Portfolio      Equity Portfolio
                                           ---------------   -------------   ---------------   ----------------   ----------------
Assets
Investments, at value (a)                  $       455,387   $      77,452   $       892,553   $        235,546   $        164,763
Receivables:
   Investment securities sold                           95              27               626                 55                  9
   Sub-account units sold                            1,077             909                --                657                  1
                                           ---------------   -------------   ---------------   ----------------   ----------------
Total assets                                       456,559          78,388           893,179            236,258            164,773
                                           ---------------   -------------   ---------------   ----------------   ----------------
Liabilities
Payables:
   Investment securities purchased                   1,077             909                --                657                  1
   Sub-account units redeemed                           86              25               604                 50                  6
   Insurance fees due to Jackson                         9               2                22                  5                  3
                                           ---------------   -------------   ---------------   ----------------   ----------------
Total liabilities                                    1,172             936               626                712                 10
                                           ---------------   -------------   ---------------   ----------------   ----------------
Net assets (Note 5)                        $       455,387   $      77,452   $       892,553   $        235,546   $        164,763
---------------------------------------    ===============   =============   ===============   ================   ================

(a)  Investment shares                              78,245           6,878            70,224             39,991             23,879
       Investments at cost                 $       831,165   $     123,344   $       863,336   $        429,771   $        305,526

                                              JNL/Lazard         JNL/M&G          JNL/M&G                       JNL/MCM
                                               Small Cap      Global Basics   Global Leaders     JNL/MCM      Bond Index
                                           Equity Portfolio     Portfolio        Portfolio     25 Portfolio    Portfolio
                                           ----------------   -------------   --------------   ------------   ----------
Assets
Investments, at value (a)                  $        145,971   $          --   $           --   $    151,009   $  446,410
Receivables:
   Investment securities sold                             3              --               --             52          151
   Sub-account units sold                                94              --               --          4,732           40
                                           ----------------   -------------   --------------   ------------   ----------
Total assets                                        146,068              --               --        155,793      446,601
                                           ----------------   -------------   --------------   ------------   ----------
Liabilities
Payables:
   Investment securities purchased                       94              --               --          4,732           40
   Sub-account units redeemed                            --              --               --             49          143
   Insurance fees due to Jackson                          3              --               --              3            8
                                           ----------------   -------------   --------------   ------------   ----------
Total liabilities                                        97              --               --          4,784          191
                                           ----------------   -------------   --------------   ------------   ----------
Net assets (Note 5)                        $        145,971   $          --   $           --   $    151,009   $  446,410
---------------------------------------    ================   =============   ==============   ============   ==========

(a)  Investment shares                               23,620              --               --         21,209       39,331
       Investments at cost                 $        255,235   $          --   $           --   $    245,316   $  449,601

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2008

                                                                                                   JNL/MCM
                                                JNL/MCM           JNL/MCM          JNL/MCM         Enhanced          JNL/MCM
                                            Communications    Consumer Brands    Dow Dividend    S&P 500 Stock     European 30
                                           Sector Portfolio   Sector Portfolio     Portfolio    Index Portfolio     Portfolio
                                           ----------------   ----------------   ------------   ---------------   -------------
Assets
Investments, at value (a)                  $         71,586   $         12,271   $     38,296   $       149,490   $          --
Receivables:
   Investment securities sold                             2                 --             67               602              --
   Sub-account units sold                                --                 --             --                --              --
                                           ----------------   ----------------   ------------   ---------------   -------------
Total assets                                         71,588             12,271         38,363           150,092              --
                                           ----------------   ----------------   ------------   ---------------   -------------
Liabilities
Payables:
   Investment securities purchased                       --                 --             --                --              --
   Sub-account units redeemed                            --                 --             66               599              --
   Insurance fees due to Jackson                          2                 --              1                 3              --
                                           ----------------   ----------------   ------------   ---------------   -------------
Total liabilities                                         2                 --             67               602              --
                                           ----------------   ----------------   ------------   ---------------   -------------
Net assets (Note 5)                        $         71,586   $         12,271   $     38,296   $       149,490   $          --
---------------------------------------    ================   ================   ============   ===============   =============

(a)  Investment shares                               31,260              1,989          8,148            33,821              --
       Investments at cost                 $        135,200   $         18,434   $     51,023   $       253,231   $          --

                                               JNL/MCM            JNL/MCM            JNL/MCM          JNL/MCM        JNL/MCM
                                               Financial         Healthcare       International        JNL 5      JNL Optimized
                                           Sector Portfolio   Sector Portfolio   Index Portfolio     Portfolio     5 Portfolio
                                           ----------------   ----------------   ---------------   ------------   -------------
Assets
Investments, at value (a)                  $        133,925   $        193,498   $       572,302   $  7,000,757   $     640,392
Receivables:
   Investment securities sold                            45                  9                78         21,906             110
   Sub-account units sold                                --                 --             2,447         14,268             811
                                           ----------------   ----------------   ---------------   ------------   -------------
Total assets                                        133,970            193,507           574,827      7,036,931         641,313
                                           ----------------   ----------------   ---------------   ------------   -------------
Liabilities
Payables:
   Investment securities purchased                       --                 --             2,447         14,268             811
   Sub-account units redeemed                            42                  5                66         21,749              96
   Insurance fees due to Jackson                          3                  4                12            157              14
                                           ----------------   ----------------   ---------------   ------------   -------------
Total liabilities                                        45                  9             2,525         36,174             921
                                           ----------------   ----------------   ---------------   ------------   -------------
Net assets (Note 5)                        $        133,925   $        193,498   $       572,302   $  7,000,757   $     640,392
---------------------------------------    ================   ================   ===============   ============   =============

(a)  Investment shares                               24,528             20,347            59,122      1,105,965         108,725
       Investments at cost                 $        229,788   $        249,763   $       903,467   $ 12,397,794   $   1,049,943

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2008

                                             JNL/MCM          JNL/MCM             JNL/MCM           JNL/MCM         JNL/MCM
                                            Nasdaq 25    NYSE International      Oil & Gas       Pacific Rim 30      S&P 24
                                            Portfolio      25 Portfolio       Sector Portfolio      Portfolio      Portfolio
                                           -----------   ------------------   ----------------   --------------   -----------
Assets
Investments, at value (a)                  $     5,982   $          110,770   $        711,887   $        2,018   $    13,548
Receivables:
   Investment securities sold                       --                  226                177               --            --
   Sub-account units sold                           --                    2                 36               --            --
                                           -----------   ------------------   ----------------   --------------   -----------
Total assets                                     5,982              110,998            712,100            2,018        13,548
                                           -----------   ------------------   ----------------   --------------   -----------
Liabilities
Payables:
   Investment securities purchased                  --                    2                 36               --            --
   Sub-account units redeemed                       --                  224                163               --            --
   Insurance fees due to Jackson                    --                    2                 14               --            --
                                           -----------   ------------------   ----------------   --------------   -----------
Total liabilities                                   --                  228                213               --            --
                                           -----------   ------------------   ----------------   --------------   -----------
Net assets (Note 5)                        $     5,982   $          110,770   $        711,887   $        2,018   $    13,548
---------------------------------------    ===========   ==================   ================   ==============   ===========

(a)  Investment shares                           1,064               19,995             34,474              210         2,062
       Investments at cost                 $     9,293   $          169,960   $      1,027,706   $        1,924   $    14,464

                                               JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM            JNL/MCM
                                            S&P 400 MidCap       S&P 500          S&P SMid      Select Small-Cap      Small Cap
                                           Index Portfolio   Index Portfolio    60 Portfolio        Portfolio      Index Portfolio
                                           ---------------   ---------------   --------------   ----------------   ---------------
Assets
Investments, at value (a)                  $       348,479   $       788,430   $       64,735   $         71,753   $       248,265
Receivables:
   Investment securities sold                           56             1,532                7                  2             1,655
   Sub-account units sold                            5,022                 1               --                  1                --
                                           ---------------   ---------------   --------------   ----------------   ---------------
Total assets                                       353,557           789,963           64,742             71,756           249,920
                                           ---------------   ---------------   --------------   ----------------   ---------------
Liabilities
Payables:
   Investment securities purchased                   5,022                 1               --                  1                --
   Sub-account units redeemed                           49             1,513                6                 --             1,650
   Insurance fees due to Jackson                         7                19                1                  2                 5
                                           ---------------   ---------------   --------------   ----------------   ---------------
Total liabilities                                    5,078             1,533                7                  3             1,655
                                           ---------------   ---------------   --------------   ----------------   ---------------
Net assets (Note 5)                        $       348,479   $       788,430   $       64,735   $         71,753   $       248,265
---------------------------------------    ===============   ===============   ==============   ================   ===============

(a)  Investment shares                              42,189           102,928           11,180              7,715            30,840
       Investments at cost                 $       573,708   $     1,154,065   $       85,223   $        129,232   $       388,749

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2008

                                                                                                   JNL/
                                               JNL/MCM           JNL/MCM                       Oppenheimer       JNL/PAM
                                              Technology      Value Line 30      JNL/MCM      Global Growth   Asia ex-Japan
                                           Sector Portfolio     Portfolio     VIP Portfolio     Portfolio       Portfolio
                                           ----------------   -------------   -------------   -------------   -------------
Assets
Investments, at value (a)                  $         95,917   $      78,436   $     638,858   $     311,378   $       8,230
Receivables:
   Investment securities sold                             2           3,053              40             125              --
   Sub-account units sold                                --              --             374             840              --
                                           ----------------   -------------   -------------   --------------  -------------
Total assets                                         95,919          81,489         639,272         312,343           8,230
                                           ----------------   -------------   -------------   --------------  -------------
Liabilities
Payables:
   Investment securities purchased                       --              --             374             840              --
   Sub-account units redeemed                            --           3,052              26             118              --
   Insurance fees due to Jackson                          2               1              14               7              --
                                           ----------------   -------------   -------------   --------------  -------------
Total liabilities                                         2           3,053             414             965              --
                                           ----------------   -------------   -------------   --------------  -------------
Net assets (Note 5)                        $         95,917   $      78,436   $     638,858   $     311,378   $       8,230
---------------------------------------    ================   =============   =============   ==============  =============

(a)  Investment shares                               24,161          16,307         126,007          44,042           1,715
       Investments at cost                 $        157,056   $     121,706   $   1,195,462   $     537,176   $      12,499

                                                                                                JNL/           JNL/
                                               JNL/PAM        JNL/PIMCO       JNL/PIMCO     PPM America     PPM America
                                             China-India     Real Return    Total Return    Core Equity     High Yield
                                              Portfolio       Portfolio    Bond Portfolio    Portfolio    Bond Portfolio
                                           ---------------   -----------   --------------   -----------   --------------
Assets
Investments, at value (a)                  $        25,284   $   242,260   $    1,000,533   $    19,743   $       69,684
Receivables:
   Investment securities sold                            1         6,202              783             5               34
   Sub-account units sold                               --            --               --             6               --
                                           ---------------   -----------   --------------   -----------   --------------
Total assets                                        25,285       248,462        1,001,316        19,754           69,718
                                           ---------------   -----------   --------------   -----------   --------------
Liabilities
Payables:
   Investment securities purchased                      --            --               --             6               --
   Sub-account units redeemed                           --         6,196              760             5               32
   Insurance fees due to Jackson                         1             6               23            --                2
                                           ---------------   -----------   --------------   -----------   --------------
Total liabilities                                        1         6,202              783            11               34
                                           ---------------   -----------   --------------   -----------   --------------
Net assets (Note 5)                        $        25,284   $   242,260   $    1,000,533   $    19,743   $       69,684
---------------------------------------    ===============   ===========   ==============   ===========   ==============

(a)  Investment shares                               5,963        23,915           85,735         1,576           14,338
       Investments at cost                 $        38,294   $   269,962   $    1,072,696   $    30,570   $      106,395

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2008

                                               JNL/              JNL/             JNL/              JNL/             JNL/S&P
                                            PPM America      PPM America       PPM America    Red Rocks Listed     Competitive
                                           Mid Cap Value   Small Cap Value    Value Equity     Private Equity       Advantage
                                             Portfolio        Portfolio         Portfolio         Portfolio         Portfolio
                                          --------------   ---------------   --------------   ----------------   --------------
Assets
Investments, at value (a)                 $        1,003   $        23,555   $       14,629   $          6,163   $       14,311
Receivables:
   Investment securities sold                         --                --               --                 --               82
   Sub-account units sold                             --                --               --                 --               --
                                          --------------   ---------------   --------------   ----------------   --------------
Total assets                                       1,003            23,555           14,629              6,163           14,393
                                          --------------   ---------------   --------------   ----------------   --------------
Liabilities
Payables:
   Investment securities purchased                    --                --               --                 --               --
   Sub-account units redeemed                         --                --               --                 --               82
   Insurance fees due to Jackson                      --                --               --                 --               --
                                          --------------   ---------------   --------------   ----------------   --------------
Total liabilities                                     --                --               --                 --               82
                                          --------------   ---------------   --------------   ----------------   --------------
Net assets (Note 5)                       $        1,003   $        23,555   $       14,629   $          6,163   $       14,311
---------------------------------------   ==============   ===============   ==============   ================   ==============

(a)  Investment shares                               179             3,757            1,920              1,043            2,083
       Investments at cost                $        1,045   $        35,275   $       24,738   $          6,628   $       14,487

                                              JNL/S&P
                                          Dividend Income       JNL/S&P          JNL/S&P        JNL/Select       JNL/Select
                                              & Growth      Intrinsic Value    Total Yield       Balanced       Money Market
                                             Portfolio         Portfolio        Portfolio        Portfolio        Portfolio
                                          ---------------   ---------------   -------------   --------------   --------------
Assets
Investments, at value (a)                 $        47,798   $        34,794   $      22,738   $      660,311   $    2,218,322
Receivables:
   Investment securities sold                           1               127             123              186               74
   Sub-account units sold                              --                --              --               --               --
                                          ---------------   ---------------   -------------   --------------   --------------
Total assets                                       47,799            34,921          22,861          660,497        2,218,396
                                          ---------------   ---------------   -------------   --------------   --------------
Liabilities
Payables:
   Investment securities purchased                     --                --              --               --               --
   Sub-account units redeemed                          --               126             123              171               25
   Insurance fees due to Jackson                        1                 1              --               15               49
                                          ---------------   ---------------   -------------   --------------   --------------
Total liabilities                                       1               127             123              186               74
                                          ---------------   ---------------   -------------   --------------   --------------
Net assets (Note 5)                       $        47,798   $        34,794   $      22,738   $      660,311   $    2,218,322
---------------------------------------   ===============   ===============   =============   ==============   ==============

(a)  Investment shares                              6,799             5,603           3,570           50,637        2,218,322
       Investments at cost                $        45,749   $        40,725   $      22,440   $      847,496   $    2,218,322

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Assets and Liabilities
December 31, 2008

                                             JNL/            JNL/T.Rowe         JNL/T.Rowe        JNL/T.Rowe
                                         Select Value    Price Established     Price Mid-Cap     Price Value
                                           Portfolio     Growth Portfolio    Growth Portfolio     Portfolio
                                        --------------   -----------------   ----------------   -------------
Assets
Investments, at value (a)               $      348,878   $         364,287   $        487,448   $     384,359
Receivables:
   Investment securities sold                       90                 199                116              46
   Sub-account units sold                           50               2,618                904           1,434
                                        --------------   -----------------   ----------------  --------------
Total assets                                   349,018             367,104            488,468         385,839
                                        --------------   -----------------   ----------------  --------------
Liabilities
Payables:
   Investment securities purchased                  50               2,618                904           1,434
   Sub-account units redeemed                       84                 191                105              38
   Insurance fees due to Jackson                     6                   8                 11               8
                                        --------------   -----------------   ----------------  --------------
Total liabilities                                  140               2,817              1,020           1,480
                                        --------------   -----------------   ----------------  --------------
Net assets (Note 5)                     $      348,878   $         364,287   $        487,448   $     384,359
-------------------------------------   ==============   =================   ================  ==============

(a)  Investment shares                          27,299              28,393             29,632          53,832
       Investments at cost              $      486,355   $         574,808   $        793,347   $     714,808

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                                    JNL/Capital
                                            JNL/AIM Global       JNL/AIM           JNL/AIM           JNL/AIM      Guardian Global
                                              Real Estate     International       Large Cap         Small Cap         Balanced
                                               Portfolio    Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                            --------------  ----------------  ----------------  ----------------  ---------------
Investment income
   Dividends                                $        9,186  $          1,349  $          1,697  $             --  $         2,796
                                            --------------  ----------------  ----------------  ----------------  ---------------
Expenses
   Insurance charges (Note 3)                        2,869             2,547             4,185               848            1,897
                                            --------------  ----------------  ----------------  ----------------  ---------------
Total expenses                                       2,869             2,547             4,185               848            1,897
                                            --------------  ----------------  ----------------  ----------------  ---------------
Net investment income (loss)                         6,317            (1,198)           (2,488)             (848)             899
                                            --------------  ----------------  ----------------  ----------------  ---------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies          63,197            55,742            25,096            14,147           22,362
   Investments                                     (35,810)          (28,144)          (40,330)           (5,574)         (24,041)
Net change in unrealized appreciation
   (depreciation) on investments                  (186,736)         (174,402)         (215,225)          (61,910)         (76,659)
                                            --------------  ----------------  ----------------  ----------------  ---------------
Net realized and unrealized gain (loss)           (159,349)         (146,804)         (230,459)          (53,337)         (78,338)
                                            --------------  ----------------  ----------------  ----------------  ---------------
Net increase (decrease) in net assets
   from operations                          $     (153,032) $       (148,002) $       (232,947) $        (54,185) $       (77,439)
------------------------------------------  ==============  ================  ================  ================  ===============

                                               JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse       JNL/
                                             Guardian Global         Guardian       Guardian U.S.    Global Natural   Credit Suisse
                                               Diversified     International Small  Growth Equity      Resources        Long/Short
                                           Research Portfolio     Cap Portfolio       Portfolio        Portfolio        Portfolio
                                           ------------------  -------------------  -------------  -----------------  -------------
Investment income
   Dividends                               $               --  $                78  $         133  $             675  $          --
                                           ------------------  -------------------  -------------  -----------------  -------------
Expenses
   Insurance charges (Note 3)                           1,433                  249            741              1,964            197
                                           ------------------  -------------------  -------------  -----------------  -------------
Total expenses                                          1,433                  249            741              1,964            197
                                           ------------------  -------------------  -------------  -----------------  -------------
Net investment income (loss)                           (1,433)                (171)          (608)            (1,289)          (197)
                                           ------------------  -------------------  -------------  -----------------  -------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
   companies                                               --                   --             --             16,467          2,200
   Investments                                         (2,336)              (5,469)        (2,277)           (75,616)          (509)
Net change in unrealized appreciation
   (depreciation) on investments                      (97,068)             (27,587)       (46,298)          (169,697)       (12,420)
                                           ------------------  -------------------  -------------  -----------------  -------------
Net realized and unrealized gain (loss)               (99,404)             (33,056)       (48,575)          (228,846)       (10,729)
                                           ------------------  -------------------  -------------  -----------------  -------------
Net increase (decrease) in net assets
   from operations                         $         (100,837) $           (33,227) $     (49,183) $        (230,135) $     (10,926)
-----------------------------------------  ==================  ===================  =============  =================  =============

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2008

                                                                            JNL/Franklin
                                              JNL/Eagle      JNL/Eagle       Templeton      JNL/Franklin      JNL/Franklin
                                             Core Equity  SmallCap Equity  Global Growth      Templeton     Templeton Mutual
                                              Portfolio      Portfolio       Portfolio    Income Portfolio  Shares Portfolio
                                            ------------  ---------------  -------------  ----------------  ----------------
Investment income
   Dividends                                $      2,771  $            --  $          28  $            260  $             --
                                            ------------  ---------------  -------------  ----------------  ----------------
Expenses
   Insurance charges (Note 3)                        710            1,339            937             1,953               784
                                            ------------  ---------------  -------------- ----------------  ----------------
Total expenses                                       710            1,339            937             1,953               784
                                            ------------  ---------------  -------------  ----------------  ----------------
Net investment income (loss)                       2,061           (1,339)          (909)           (1,693)             (784)
                                            ------------  ---------------  -------------  ----------------  ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies        24,071           11,064             13                --               349
   Investments                                    (4,730)         (26,995)       (13,792)          (17,052)           (9,639)
Net change in unrealized appreciation
   (depreciation) on investments                 (60,358)         (71,186)       (57,898)          (74,293)          (39,154)
                                            ------------  ---------------  -------------  ----------------  ----------------
Net realized and unrealized gain (loss)          (41,017)         (87,117)       (71,677)          (91,345)          (48,444)
                                            ------------  ---------------  -------------  ----------------  ----------------
Net increase (decrease) in net assets
   from operations                          $    (38,956) $       (88,456) $     (72,586) $        (93,038) $        (49,228)
------------------------------------------  ============  ===============  =============  ================  ================

                                              JNL/Franklin        JNL/         JNL/Goldman         JNL/            JNL/
                                               Templeton      Goldman Sachs  Sachs Emerging   Goldman Sachs    Goldman Sachs
                                               Small Cap        Core Plus     Markets Debt       Mid Cap      Short Duration
                                            Value Portfolio  Bond Portfolio   Portfolio(a)   Value Portfolio  Bond Portfolio
                                            ---------------  --------------  --------------  ---------------  --------------
Investment income
   Dividends                                $         2,195  $        8,459  $           --  $         3,815  $        1,708
                                            ---------------  --------------  --------------  ---------------  --------------
Expenses
   Insurance charges (Note 3)                         1,243           1,536              --            1,974             700
                                            ---------------  --------------  --------------  ---------------  --------------
Total expenses                                        1,243           1,536              --            1,974             700
                                            ---------------  --------------  --------------  ---------------  --------------
Net investment income (loss)                            952           6,923              --            1,841           1,008
                                            ---------------  --------------  --------------  ---------------  --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies           15,375           3,180              --           41,519             158
   Investments                                       (8,235)         (3,045)             --          (14,328)         (4,480)
Net change in unrealized appreciation
   (depreciation) on investments                    (72,171)        (19,477)             15         (151,165)         (3,588)
                                            ---------------  --------------  --------------  ---------------  --------------
Net realized and unrealized gain (loss)             (65,031)        (19,342)             15         (123,974)         (7,910)
                                            ---------------  --------------  --------------  ---------------  --------------
Net increase (decrease) in net assets
   from operations                          $       (64,079) $      (12,419) $           15  $      (122,133) $       (6,902)
------------------------------------------  ===============  ==============  ==============  ===============  ==============

(a) Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2008

                                                                               JNL/JPMorgan
                                             JNL/JPMorgan     JNL/JPMorgan    U.S. Government      JNL/Lazard         JNL/Lazard
                                             International    MidCap Growth   & Quality Bond    Emerging Markets       Mid Cap
                                            Value Portfolio     Portfolio        Portfolio         Portfolio       Equity Portfolio
                                            ---------------   -------------   ---------------   ----------------   ----------------
Investment income
   Dividends                                $        15,121   $          --   $        18,133   $          2,982   $          3,452
                                            ---------------   -------------   ---------------   ----------------   ----------------
Expenses
   Insurance charges (Note 3)                         3,592             792             2,849              2,359              1,947
                                            ---------------   -------------   ---------------   ----------------   ----------------
Total expenses                                        3,592             792             2,849              2,359              1,947
                                            ---------------   -------------   ---------------   ----------------   ----------------
Net investment income (loss)                         11,529            (792)           15,284                623              1,505
                                            ---------------   -------------   ---------------   ----------------   ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies          104,139              --                --             39,700              1,146
   Investments                                      (30,477)         (4,498)            1,194            (18,316)           (45,192)
Net change in unrealized appreciation
   (depreciation) on investments                   (380,881)        (50,513)           28,804           (241,253)           (66,952)
                                            ---------------   -------------   ---------------   ----------------   ----------------
Net realized and unrealized gain (loss)            (307,219)        (55,011)           29,998           (219,869)          (110,998)
                                            ---------------   -------------   ---------------   ----------------   ----------------
Net increase (decrease) in net assets
   from operations                          $      (295,690)  $     (55,803)  $        45,282   $       (219,246)  $       (109,493)
------------------------------------------  ===============   =============   ===============   ================   ================

                                                   JNL/Lazard         JNL/M&G         JNL/M&G                       JNL/MCM
                                                   Small Cap       Global Basics   Global Leaders     JNL/MCM      Bond Index
                                                Equity Portfolio    Portfolio(a)    Portfolio(a)    25 Portfolio    Portfolio
                                                ----------------   -------------   --------------   ------------   ----------
Investment income
   Dividends                                    $             --   $          --   $           --   $      7,516   $   20,052
                                                ----------------   -------------   --------------   ------------   ----------
Expenses
   Insurance charges (Note 3)                              1,392              --               --          1,708        2,813
                                                ----------------   -------------   --------------   ------------   ----------
Total expenses                                             1,392              --               --          1,708        2,813
                                                ----------------   -------------   --------------   ------------   ----------
Net investment income (loss)                              (1,392)             --               --          5,808       17,239
                                                ----------------   -------------   --------------   ------------   ----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                 4,702              --               --         17,940           --
   Investments                                           (23,618)             --               --        (14,277)         503
Net change in unrealized appreciation
   (depreciation) on investments                         (67,530)             --               --        (87,809)      (6,323)
                                                ----------------   -------------   --------------   ------------   ----------
Net realized and unrealized gain (loss)                  (86,446)             --               --        (84,146)      (5,820)
                                                ----------------   -------------   --------------   ------------   ----------
Net increase (decrease) in net assets
   from operations                              $        (87,838)  $          --   $           --   $    (78,338)  $   11,419
---------------------------------------------   ================   =============   ==============   ============   ==========

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                     JNL/MCM
                                                JNL/MCM             JNL/MCM          JNL/MCM         Enhanced         JNL/MCM
                                              Communications    Consumer Brands    Dow Dividend    S&P 500 Stock    European 30
                                             Sector Portfolio   Sector Portfolio     Portfolio    Index Portfolio   Portfolio(a)
                                             ----------------   ----------------   ------------   ---------------   ------------
Investment income
   Dividends                                 $          5,580   $             72   $        376   $         3,564   $         --
                                             ----------------   ----------------   ------------   ---------------   ------------
Expenses
   Insurance charges (Note 3)                             689                 53            218             1,405             --
                                             ----------------   ----------------   ------------   ---------------   ------------
Total expenses                                            689                 53            218             1,405             --
                                             ----------------   ----------------   ------------   ---------------   ------------
Net investment income (loss)                            4,891                 19            158             2,159             --
                                             ----------------   ----------------   ------------   ---------------   ------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies             16,912              2,117            205            23,382             --
   Investments                                         (5,172)              (252)        (6,777)           (4,673)            --
Net change in unrealized appreciation
   (depreciation) on investments                      (56,407)            (5,780)       (12,727)          (99,305)            --
                                             ----------------   ----------------   ------------   ---------------   ------------
Net realized and unrealized gain (loss)               (44,667)            (3,915)       (19,299)          (80,596)            --
                                             ----------------   ----------------   ------------   ---------------   ------------
Net increase (decrease) in net assets
   from operations                           $        (39,776)  $         (3,896)  $    (19,141)  $       (78,437)  $         --
------------------------------------------   ================   ================   ============   ===============   ============

                                                 JNL/MCM            JNL/MCM            JNL/MCM          JNL/MCM        JNL/MCM
                                                Financial          Healthcare       International        JNL 5      JNL Optimized
                                             Sector Portfolio   Sector Portfolio   Index Portfolio     Portfolio     5 Portfolio
                                             ----------------    ---------------   ---------------   ------------   -------------
Investment income
   Dividends                                 $          2,600            $ 1,999   $        18,123   $    245,702   $         112
                                             ----------------    ---------------   ---------------   ------------   -------------
Expenses
   Insurance charges (Note 3)                             961              1,527             7,476         74,110           5,002
                                             ----------------    ---------------   ---------------   ------------   -------------
Total expenses                                            961              1,527             7,476         74,110           5,002
                                             ----------------    ---------------   ---------------   ------------   -------------
Net investment income (loss)                            1,639                472            10,647        171,592          (4,890)
                                             ----------------    ---------------   ---------------   ------------   -------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies             10,170             10,930            17,172      1,297,249          51,358
   Investments                                        (25,623)            (3,545)          (62,935)      (435,070)        (31,093)
Net change in unrealized appreciation
   (depreciation) on investments                      (79,482)           (61,929)         (406,711)    (5,870,924)       (434,341)
                                             ----------------    ---------------   ---------------   ------------   -------------
Net realized and unrealized gain (loss)               (94,935)           (54,544)         (452,474)    (5,008,745)       (414,076)
                                             ----------------    ---------------   ---------------   ------------   -------------
Net increase (decrease) in net assets
   from operations                           $        (93,296)         $ (54,072)  $      (441,827)  $ (4,837,153)  $    (418,966)
------------------------------------------   ================    ===============   ===============   ============   =============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2008

                                              JNL/MCM         JNL/MCM              JNL/MCM          JNL/MCM        JNL/MCM
                                             Nasdaq 25   NYSE International       Oil & Gas      Pacific Rim 30     S&P 24
                                             Portfolio      25 Portfolio      Sector Portfolio    Portfolio(a)    Portfolio
                                             ---------   ------------------   ----------------   --------------   ---------
Investment income
   Dividends                                 $      25   $               20   $          7,851   $           --   $      --
                                             ---------   ------------------   ----------------   --------------   ---------
Expenses
   Insurance charges (Note 3)                       53                  757              6,901                1          27
                                             ---------   ------------------   ----------------   --------------   ---------
Total expenses                                      53                  757              6,901                1          27
                                             ---------   ------------------   ----------------   --------------   ---------
Net investment income (loss)                       (28)                (737)               950               (1)        (27)
                                             ---------   ------------------   ----------------   --------------   ---------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         487                8,130             69,356               --         182
   Investments                                    (297)             (17,021)           (21,362)              --      (2,944)
Net change in unrealized appreciation
   (depreciation) on investments                (3,310)             (60,261)          (458,973)              95        (915)
                                             ---------   ------------------   ----------------   --------------   ---------
Net realized and unrealized gain (loss)         (3,120)             (69,152)          (410,979)              95      (3,677)
                                             ---------   ------------------   ----------------   --------------   ---------
Net increase (decrease) in net assets
   from operations                           $  (3,148)  $          (69,889)  $       (410,029)  $           94   $  (3,704)
------------------------------------------   =========   ==================   ================   ==============   =========

                                                 JNL/MCM           JNL/MCM         JNL/MCM          JNL/MCM            JNL/MCM
                                              S&P 400 MidCap       S&P 500         S&P SMid     Select Small-Cap      Small Cap
                                             Index Portfolio   Index Portfolio   60 Portfolio      Portfolio       Index Portfolio
                                             ---------------   ---------------   ------------   ----------------   ---------------
Investment income
   Dividends                                 $         5,924   $        18,879   $         10   $            658   $         4,995
                                             ---------------   ---------------   ------------   ----------------   ---------------
Expenses
   Insurance charges (Note 3)                          3,219             8,362            332                708             2,243
                                             ---------------   ---------------   ------------   ----------------   ---------------
Total expenses                                         3,219             8,362            332                708             2,243
                                             ---------------   ---------------   ------------   ----------------   ---------------
Net investment income (loss)                           2,705            10,517           (322)               (50)            2,752
                                             ---------------   ---------------   ------------   ----------------   ---------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies            33,198                --          1,849             12,262            18,236
   Investments                                       (12,229)          (20,978)        (4,649)           (21,075)          (13,165)
Net change in unrealized appreciation
   (depreciation) on investments                    (223,196)         (442,999)       (19,863)           (43,275)         (130,468)
                                             ---------------   ---------------   ------------   ----------------   ---------------
Net realized and unrealized gain (loss)             (202,227)         (463,977)       (22,663)           (52,088)         (125,397)
                                             ---------------   ---------------   ------------   ----------------   ---------------
Net increase (decrease) in net assets
   from operations                           $      (199,522)  $      (453,460)  $    (22,985)  $        (52,138)  $      (122,645)
------------------------------------------   ===============   ===============   ============   ================   ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                        JNL/
                                                    JNL/MCM           JNL/MCM                       Oppenheimer       JNL/PAM
                                                   Technology      Value Line 30      JNL/MCM      Global Growth   Asia ex-Japan
                                                Sector Portfolio     Portfolio     VIP Portfolio     Portfolio      Portfolio(a)
                                                ----------------   -------------   -------------   -------------   -------------
Investment income
   Dividends                                    $            290   $       1,241   $      15,952   $       6,928   $         181
                                                ----------------   -------------   -------------   -------------   -------------
Expenses
   Insurance charges (Note 3)                                762             346           6,722           2,802              26
                                                ----------------   -------------   -------------   -------------   -------------
Total expenses                                               762             346           6,722           2,802              26
                                                ----------------   -------------   -------------   -------------   -------------
Net investment income (loss)                                (472)            895           9,230           4,126             155
                                                ----------------   -------------   -------------   -------------   -------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                 8,609           5,808         225,090          53,418              --
   Investments                                            (1,917)        (11,582)        (22,692)        (19,315)            (58)
Net change in unrealized appreciation
   (depreciation) on investments                         (70,895)        (43,270)       (680,750)       (224,871)         (4,269)
                                                ----------------   -------------   -------------   -------------   -------------
Net realized and unrealized gain (loss)                  (64,203)        (49,044)       (478,352)       (190,768)         (4,327)
                                                ----------------   -------------   -------------   -------------   -------------
Net increase (decrease) in net assets
   from operations                              $        (64,675)  $     (48,149)  $    (469,122)  $    (186,642)  $      (4,172)
--------------------------------------------    ================   =============   =============   =============   =============

                                                                                                  JNL/           JNL/
                                                   JNL/PAM      JNL/PIMCO      JNL/PIMCO      PPM America    PPM America
                                                China-India    Real Return    Total Return    Core Equity     High Yield
                                                Portfolio(a)    Portfolio    Bond Portfolio    Portfolio    Bond Portfolio
                                                ------------   -----------   --------------   -----------   --------------
Investment income
   Dividends                                    $         --   $     3,854   $       43,670   $        90   $        7,970
                                                ------------   -----------   --------------   -----------   --------------
Expenses
   Insurance charges (Note 3)                            110         1,634            7,301           215              648
                                                ------------   -----------   --------------   -----------   --------------
Total expenses                                           110         1,634            7,301           215              648
                                                ------------   -----------   --------------   -----------   --------------
Net investment income (loss)                            (110)        2,220           36,369          (125)           7,322
                                                ------------   -----------   --------------   -----------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                --         9,165           37,280            --               --
   Investments                                          (676)      (40,179)          (6,653)         (821)          (4,593)
Net change in unrealized appreciation
   (depreciation) on investments                     (13,010)      (28,508)         (84,261)      (11,302)         (31,396)
                                                ------------   -----------   --------------   -----------   --------------
Net realized and unrealized gain (loss)              (13,686)      (59,522)         (53,634)      (12,123)         (35,989)
                                                ------------   -----------   --------------   -----------   --------------
Net increase (decrease) in net assets
   from operations                              $    (13,796)  $   (57,302)  $      (17,265)  $   (12,248)  $      (28,667)
--------------------------------------------    ============   ===========   ==============   ===========   ==============

(a)   Commencement of operations March 31, 2008.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2008

                                                     JNL/            JNL/              JNL/            JNL/           JNL/S&P
                                                 PPM America      PPM America     PPM America    Red Rocks Listed   Competitive
                                                Mid Cap Value   Small Cap Value   Value Equity    Private Equity     Advantage
                                                 Portfolio(a)     Portfolio(a)    Portfolio        Portfolio(b)      Portfolio
                                                -------------   ---------------   ------------   ----------------   -----------
Investment income
   Dividends                                    $           4   $           197   $        554   $             38   $       172
                                                -------------   ---------------   ------------   ----------------   -----------
Expenses
   Insurance charges (Note 3)                               9                15            121                  2           513
                                                -------------   ---------------   ------------   ----------------   -----------
Total expenses                                              9                15            121                  2           513
                                                -------------   ---------------   ------------   ----------------   -----------
Net investment income (loss)                               (5)              182            433                 36          (341)
                                                -------------   ---------------   ------------   ----------------   -----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                 --                --          2,504                 --            --
   Investments                                         (3,541)             (123)        (3,624)            (2,904)      (19,369)
Net change in unrealized appreciation
   (depreciation) on investments                          (42)          (11,720)        (8,063)              (465)         (176)
                                                -------------   ---------------   ------------   ----------------   -----------
Net realized and unrealized gain (loss)                (3,583)          (11,843)        (9,183)            (3,369)      (19,545)
                                                -------------   ---------------   ------------   ----------------   -----------
Net increase (decrease) in net assets
   from operations                              $      (3,588)  $       (11,661)  $     (8,750)  $         (3,333)  $   (19,886)
--------------------------------------------    =============   ===============   ============   ================   ===========

                                                    JNL/S&P
                                                Dividend Income       JNL/S&P         JNL/S&P     JNL/Select    JNL/Select
                                                   & Growth       Intrinsic Value   Total Yield    Balanced    Money Market
                                                   Portfolio         Portfolio       Portfolio    Portfolio     Portfolio
                                                ---------------   ---------------   -----------   ----------   ------------
Investment income
   Dividends                                    $         1,328   $           450   $       305   $   19,687   $     42,424
                                                ---------------   ---------------   -----------   ----------   ------------
Expenses
   Insurance charges (Note 3)                                58             1,622            19        5,912         15,110
                                                ---------------   ---------------   -----------   ----------   ------------
Total expenses                                               58             1,622            19        5,912         15,110
                                                ---------------   ---------------   -----------   ----------   ------------
Net investment income (loss)                              1,270            (1,172)          286       13,775         27,314
                                                ---------------   ---------------   -----------   ----------   ------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                   25               261             4       30,552             --
   Investments                                              (63)         (102,488)          (68)      (6,322)            --
Net change in unrealized appreciation
   (depreciation) on investments                          2,050            (5,931)          298     (202,466)            --
                                                ---------------   ---------------   -----------   ----------   ------------
Net realized and unrealized gain (loss)                   2,012          (108,158)          234     (178,236)            --
                                                ---------------   ---------------   -----------   ----------   ------------
Net increase (decrease) in net assets
   from operations                              $         3,282        $ (109,330)  $       520   $ (164,461)  $     27,314
--------------------------------------------    ===============   ===============   ===========   ==========   ============

(a)   Commencement of operations March 31, 2008.

(b)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Operations
For the Year Ended December 31, 2008

                                                    JNL/           JNL/T.Rowe         JNL/T.Rowe      JNL/T.Rowe
                                                Select Value   Price Established     Price Mid-Cap    Price Value
                                                 Portfolio      Growth Portfolio   Growth Portfolio    Portfolio
                                                ------------   -----------------   ----------------   -----------
Investment income
   Dividends                                    $        166   $             608   $             --   $    11,542
                                                ------------   -----------------   ----------------   -----------
Expenses
   Insurance charges (Note 3)                          2,285               3,641              4,899         3,988
                                                ------------   -----------------   ----------------   -----------
Total expenses                                         2,285               3,641              4,899         3,988
                                                ------------   -----------------   ----------------   -----------
Net investment income (loss)                          (2,119)             (3,033)            (4,899)        7,554
                                                ------------   -----------------   ----------------   -----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies             7,239               3,788             46,981        61,397
   Investments                                       (19,536)            (20,219)           (53,200)      (46,392)
Net change in unrealized appreciation
   (depreciation) on investments                    (133,880)           (216,463)          (295,143)     (287,671)
                                                ------------   -----------------   ----------------   -----------
Net realized and unrealized gain (loss)             (146,177)           (232,894)          (301,362)     (272,666)
                                                ------------   -----------------   ----------------   -----------
Net increase (decrease) in net assets
   from operations                              $   (148,296)  $        (235,927)  $       (306,261)  $  (265,112)
--------------------------------------------    ============   =================   ================   ===========

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                                     JNL/Capital
                                           JNL/AIM Global      JNL/AIM           JNL/AIM           JNL/AIM       Guardian Global
                                            Real Estate      International      Large Cap         Small Cap          Balanced
                                             Portfolio     Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                           --------------  ----------------  ----------------  ----------------  ---------------
Operations
   Net investment income (loss)            $        6,317  $         (1,198) $         (2,488) $           (848) $           899
   Net realized gain (loss) on investments         27,387            27,598           (15,234)            8,573           (1,679)
   Net change in unrealized appreciation
      (depreciation) on investments              (186,736)         (174,402)         (215,225)          (61,910)         (76,659)
                                           --------------  ----------------  ----------------  ----------------  ---------------
Net increase (decrease) in net assets
   from operations                               (153,032)         (148,002)         (232,947)          (54,185)         (77,439)
                                           --------------  ----------------  ----------------  ----------------  ---------------

Contract transactions (1)
   Policy purchase payments                        83,459            50,697            54,988            25,121           47,057
   Policy withdrawals                              (4,359)           (6,653)          (10,624)           (4,357)            (759)
   Transfers between portfolios                    40,271            95,823           181,576            36,156          (57,176)
   Policyholder charges                           (33,317)          (19,134)          (24,420)           (7,156)         (11,951)
                                           --------------  ----------------  ----------------  ----------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                           86,054           120,733           201,520            49,764          (22,829)
                                           --------------  ----------------  ----------------  ----------------  ---------------

Net increase (decrease) in net assets             (66,978)          (27,269)          (31,427)           (4,421)        (100,268)

Net assets beginning of period                    359,336           250,039           433,773           101,821          284,869
                                           --------------  ----------------  ----------------  ----------------  ---------------

Net assets end of period                   $      292,358  $        222,770  $        402,346  $         97,400  $       184,601
------------------------------------------ ==============  ================  ================  ================  ===============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007             26,940            11,833            28,929             6,160           20,682

      Units Issued                                 16,403            17,670            28,342             8,056           15,747
      Units Redeemed                               (9,093)          (11,625)          (14,015)           (4,479)         (17,699)
                                           --------------  ----------------  ----------------  ----------------  ---------------

Units Outstanding at December 31, 2008             34,250            17,878            43,256             9,737           18,730
                                           ==============  ================  ================  ================  ===============

                                               JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse       JNL/
                                            Guardian Global         Guardian        Guardian U.S.    Global Natural   Credit Suisse
                                               Diversified     International Small  Growth Equity      Resources       Long/Short
                                           Research Portfolio     Cap Portfolio       Portfolio        Portfolio        Portfolio
                                           ------------------  -------------------  -------------  -----------------  -------------
Operations
   Net investment income (loss)            $           (1,433) $              (171) $        (608) $          (1,289) $        (197)
   Net realized gain (loss) on investments             (2,336)              (5,469)        (2,277)           (59,149)         1,691
   Net change in unrealized appreciation
      (depreciation) on investments                   (97,068)             (27,587)       (46,298)          (169,697)       (12,420)
                                           ------------------  -------------------  -------------  -----------------  -------------
Net increase (decrease) in net assets
   from operations                                   (100,837)             (33,227)       (49,183)          (230,135)       (10,926)
                                           ------------------  -------------------  -------------  -----------------  -------------

Contract transactions (1)
   Policy purchase payments                            23,778                  695         21,345             66,539          1,627
   Policy withdrawals                                    (152)                 (31)       (10,839)               (92)            --
   Transfers between portfolios                       119,279               58,440         48,970            289,435         27,981
   Policyholder charges                               (11,925)                (824)        (9,729)           (18,976)        (1,433)
                                           ------------------  -------------------  -------------  -----------------  -------------
Net increase (decrease) in net assets from
   contract transactions                              130,980               58,280         49,747            336,906         28,175
                                           ------------------  -------------------  -------------  -----------------  -------------

Net increase (decrease) in net assets                  30,143               25,053            564            106,771         17,249

Net assets beginning of period                        129,489                9,563         78,184            163,190          8,043
                                           ------------------  -------------------  -------------  -----------------  -------------

Net assets end of period                   $          159,632  $            34,616  $      78,748  $         269,961  $      25,292
------------------------------------------ ==================  ===================  =============  =================  =============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                  3,813                  969          2,374             11,807            744

      Units Issued                                      7,866                8,758          3,172             68,553          4,237
      Units Redeemed                                   (3,515)              (2,352)        (1,521)           (40,123)        (1,207)
                                           ------------------  -------------------  -------------  -----------------  -------------

Units Outstanding at December 31, 2008                  8,164                7,375          4,025             40,237          3,774
                                           ==================  ===================  =============  =================  =============

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                            JNL/Franklin
                                              JNL/Eagle      JNL/Eagle       Templeton      JNL/Franklin      JNL/Franklin
                                             Core Equity  SmallCap Equity  Global Growth     Templeton      Templeton Mutual
                                              Portfolio      Portfolio       Portfolio    Income Portfolio  Shares Portfolio
                                             -----------  ---------------  -------------  ---------------   ----------------
Operations
   Net investment income (loss)              $     2,061  $        (1,339) $        (909) $         (1,693) $           (784)
   Net realized gain (loss) on investments        19,341          (15,931)       (13,779)          (17,052)           (9,290)
   Net change in unrealized appreciation
      (depreciation) on investments              (60,358)         (71,186)       (57,898)          (74,293)          (39,154)
                                             -----------  ---------------  -------------  ----------------  ----------------
Net increase (decrease) in net assets
   from operations                               (38,956)         (88,456)       (72,586)          (93,038)          (49,228)
                                             -----------  ---------------  -------------  ----------------  ----------------

Contract transactions (1)
   Policy purchase payments                       11,279           47,258         24,774            43,100            19,275
   Policy withdrawals                             (4,713)            (997)            --              (184)           (8,828)
   Transfers between portfolios                    3,417           21,385         99,705           135,040            44,310
   Policyholder charges                           (4,841)          (9,929)        (9,614)          (27,268)           (7,380)
                                             -----------  ---------------  -------------  ----------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                           5,142           57,717        114,865           150,688            47,377
                                             -----------  ---------------  -------------  ----------------  ----------------

Net increase (decrease) in net assets            (33,814)         (30,739)        42,279            57,650            (1,851)

Net assets beginning of period                    97,279          208,366        110,692           170,134           109,309
                                             -----------  ---------------  -------------  ----------------  ----------------

Net assets end of period                     $    63,465  $       177,627  $     152,971  $        227,784  $        107,458
------------------------------------------   ===========  ===============  =============  ================  ================

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007             4,644            7,354         11,061            15,375            10,986

      Units Issued                                 1,231            8,524         23,407            24,081            15,905
      Units Redeemed                                (871)          (5,735)        (8,606)          (10,047)           (9,405)
                                             -----------  ---------------  -------------  ----------------  ----------------

Units Outstanding at December 31, 2008             5,004           10,143         25,862            29,409            17,486
                                             ===========  ===============  =============  ================  ================

                                              JNL/Franklin         JNL/        JNL/Goldman          JNL/            JNL/
                                               Templeton       Goldman Sachs  Sachs Emerging   Goldman Sachs    Goldman Sachs
                                               Small Cap        Core Plus      Markets Debt       Mid Cap      Short Duration
                                             Value Portfolio  Bond Portfolio   Portfolio(a)   Value Portfolio  Bond Portfolio
                                             ---------------  --------------  --------------  ---------------  --------------
Operations
   Net investment income (loss)              $           952  $        6,923  $           --  $         1,841  $        1,008
   Net realized gain (loss) on investments             7,140             135              --           27,191          (4,322)
   Net change in unrealized appreciation
      (depreciation) on investments                  (72,171)        (19,477)             15         (151,165)         (3,588)
                                             ---------------  --------------  --------------  ---------------  --------------
Net increase (decrease) in net assets
   from operations                                   (64,079)        (12,419)             15         (122,133)         (6,902)
                                             ---------------  --------------  --------------  ---------------  --------------

Contract transactions (1)
   Policy purchase payments                           42,226          30,574              14           32,602           2,544
   Policy withdrawals                                   (450)         (5,637)             --           (1,197)             --
   Transfers between portfolios                       53,325          23,632             343          136,190          47,835
   Policyholder charges                              (13,894)        (10,140)             (4)         (11,906)         (2,507)
                                             ---------------  --------------  --------------  ---------------  --------------
Net increase (decrease) in net assets from
   contract transactions                              81,207          38,429             353          155,689          47,872
                                             ---------------  --------------  --------------  ---------------  --------------

Net increase (decrease) in net assets                 17,128          26,010             368           33,556          40,970

Net assets beginning of period                       120,300         166,892              --          210,256           9,488
                                             ---------------  --------------  --------------  ---------------  --------------

Net assets end of period                     $       137,428  $      192,902  $          368  $       243,812  $       50,458
------------------------------------------   ===============  ==============  ==============  ===============  ==============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                10,043           7,317              --           15,780             881

      Units Issued                                    11,381           5,902              38           19,354          17,081
      Units Redeemed                                  (4,181)         (4,250)             --           (6,273)        (12,959)
                                             ---------------  --------------  --------------  ---------------  --------------

Units Outstanding at December 31, 2008                17,243           8,969              38           28,861           5,003
                                             ===============  ==============  ==============  ===============  ==============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                              JNL/JPMorgan
                                               JNL/JPMorgan    JNL/JPMorgan  U.S. Government     JNL/Lazard       JNL/Lazard
                                              International   MidCap Growth   & Quality Bond  Emerging Markets      Mid Cap
                                             Value Portfolio    Portfolio       Portfolio         Portfolio     Equity Portfolio
                                             ---------------  -------------  ---------------  ----------------  ----------------
Operations
   Net investment income (loss)              $        11,529  $        (792) $        15,284  $            623  $          1,505
   Net realized gain (loss) on investments            73,662         (4,498)           1,194            21,384           (44,046)
   Net change in unrealized appreciation
      (depreciation) on investments                 (380,881)       (50,513)          28,804          (241,253)          (66,952)
                                             ---------------  -------------  ---------------  ----------------  ----------------
Net increase (decrease) in net assets
   from operations                                  (295,690)       (55,803)          45,282          (219,246)         (109,493)
                                             ---------------  -------------  ---------------  ----------------  ----------------

Contract transactions (1)
   Policy purchase payments                          124,780         20,218           16,726            61,943            47,582
   Policy withdrawals                                 (8,106)        (5,853)          (1,090)             (396)           (7,120)
   Transfers between portfolios                      205,344         35,571          713,791            64,169           (76,954)
   Policyholder charges                              (34,628)        (6,852)         (17,272)          (17,810)          (16,414)
                                             ---------------  -------------  ---------------  ----------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                             287,390         43,084          712,155           107,906           (52,906)
                                             ---------------  -------------  ---------------  ----------------  ----------------

Net increase (decrease) in net assets                 (8,300)       (12,719)         757,437          (111,340)         (162,399)

Net assets beginning of period                       463,687         90,171          135,116           346,886           327,162
                                             ---------------  -------------  ---------------  ----------------  ----------------

Net assets end of period                     $       455,387  $      77,452  $       892,553  $        235,546  $        164,763
------------------------------------------   ===============  =============  ===============  ================  ================

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007                24,308          3,189            7,355            24,208            15,102

      Units Issued                                    28,573          2,919           43,901            25,633             4,692
      Units Redeemed                                 (10,007)        (1,157)          (5,334)          (16,814)           (7,337)
                                             ---------------  -------------  ---------------  ----------------  ----------------

Units Outstanding at December 31, 2008                42,874          4,951           45,922            33,027            12,457
                                             ===============  =============  ===============  ================  ================

                                             JNL/Lazard         JNL/M&G        JNL/M&G                     JNL/MCM
                                              Small Cap      Global Basics  Global Leaders    JNL/MCM     Bond Index
                                           Equity Portfolio   Portfolio(a)   Portfolio(a)   25 Portfolio  Portfolio
                                           ----------------  -------------  --------------  ------------  ----------
Operations
   Net investment income (loss)            $         (1,392) $          --  $           --  $      5,808  $   17,239
   Net realized gain (loss) on investments          (18,916)            --              --         3,663         503
   Net change in unrealized appreciation
      (depreciation) on investments                 (67,530)            --              --       (87,809)     (6,323)
                                           ----------------  -------------  --------------  ------------  ----------
Net increase (decrease) in net assets
   from operations                                  (87,838)            --              --       (78,338)     11,419
                                           ----------------  -------------  --------------  ------------  ----------

Contract transactions (1)
   Policy purchase payments                          34,650             --              --        21,658      70,469
   Policy withdrawals                                (4,767)            --              --      (104,924)     (6,541)
   Transfers between portfolios                      26,776             --              --        32,925      78,777
   Policyholder charges                             (17,297)            --              --       (13,465)    (21,746)
                                           ----------------  -------------  --------------  ------------  ----------
Net increase (decrease) in net assets from
   contract transactions                             39,362             --              --       (63,806)    120,959
                                           ----------------  -------------  --------------  ------------  ----------

Net increase (decrease) in net assets               (48,476)            --              --      (142,144)    132,378

Net assets beginning of period                      194,447             --              --       293,153     314,032
                                           ----------------  -------------  --------------  ------------  ----------

Net assets end of period                   $        145,971  $          --  $           --  $    151,009  $  446,410
------------------------------------------ ================  =============  ==============  ============  ==========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2007               11,282             --              --        28,839      24,896

      Units Issued                                    6,926             --              --         9,428      16,341
      Units Redeemed                                 (4,302)            --              --       (15,201)     (7,049)
                                           ----------------  -------------  --------------  ------------  ----------

Units Outstanding at December 31, 2008               13,906             --              --        23,066      34,188
                                           ================  =============  ==============  ============  ==========

(a) Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                               JNL/MCM
                                           JNL/MCM            JNL/MCM           JNL/MCM        Enhanced         JNL/MCM
                                        Communications    Consumer Brands    Dow Dividend    S&P 500 Stock    European 30
                                       Sector Portfolio   Sector Portfolio     Portfolio    Index Portfolio   Portfolio(a)
                                       ----------------   ----------------   ------------   ---------------   ------------
Operations
   Net investment income (loss)        $          4,891   $             19   $        158   $         2,159   $         --
   Net realized gain (loss) on
      investments                                11,740              1,865         (6,572)           18,709             --
   Net change in unrealized
      appreciation (depreciation) on
      investments                               (56,407)            (5,780)       (12,727)          (99,305)            --
                                       ----------------   ----------------   ------------   ---------------   ------------
Net increase (decrease) in net
   assets from operations                       (39,776)            (3,896)       (19,141)          (78,437)            --
                                       ----------------   ----------------   ------------   ---------------   ------------
Contract transactions(1)
   Policy purchase payments                      31,048              4,795         11,781            47,480             --
   Policy withdrawals                              (151)                --             --            (2,796)            --
   Transfers between portfolios                  12,914              7,384         48,033            41,454             --
   Policyholder charges                          (9,781)              (890)        (2,377)          (11,333)            --
                                       ----------------   ----------------   ------------   ---------------   ------------
Net increase (decrease) in net
   assets from contract transactions             34,030             11,289         57,437            74,805             --
                                       ----------------   ----------------   ------------   ---------------   ------------
Net increase (decrease) in net
   assets                                        (5,746)             7,393         38,296            (3,632)            --
Net assets beginning of period                   77,332              4,878             --           153,122             --
                                       ----------------   ----------------   ------------   ---------------   ------------
Net assets end of period               $         71,586   $         12,271   $     38,296   $       149,490   $         --
------------------------------------   ================   ================   ============   ===============   ============

(1)Contract Unit Transactions
Units Outstanding at December 31,
   2007                                          11,521                430             --            14,181             --

      Units Issued                                9,318              1,209         12,118            10,492             --
      Units Redeemed                             (3,005)              (103)        (4,392)           (2,194)            --
                                       ----------------   ----------------   ------------   ---------------   ------------
Units Outstanding at December 31,
   2008                                          17,834              1,536          7,726            22,479             --
                                       ================   ================   ============   ===============   ============

                                           JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM       JNL/MCM
                                          Financial         Healthcare        International       JNL 5      JNL Optimized
                                       Sector Portfolio   Sector Portfolio   Index Portfolio    Portfolio     5 Portfolio
                                       ----------------   ----------------   ---------------   -----------   -------------
Operations
   Net investment income (loss)        $          1,639   $            472   $        10,647   $   171,592   $      (4,890)
   Net realized gain (loss) on
      investments                               (15,453)             7,385           (45,763)      862,179          20,265
   Net change in unrealized
      appreciation (depreciation) on
      investments                               (79,482)           (61,929)         (406,711)   (5,870,924)       (434,341)
                                       ----------------   ----------------   ---------------   -----------   -------------
Net increase (decrease) in net
   assets from operations                       (93,296)           (54,072)         (441,827)   (4,837,153)       (418,966)
                                       ----------------   ----------------   ---------------   -----------   -------------
Contract transactions(1)
   Policy purchase payments                      29,577             25,676           164,001     1,730,495         209,396
   Policy withdrawals                              (872)            (1,997)          (11,245)     (422,583)        (12,166)
   Transfers between portfolios                 115,517             74,663          (343,008)      926,977         396,154
   Policyholder charges                          (8,388)           (12,874)          (55,681)     (633,723)        (50,453)
                                       ----------------   ----------------   ---------------   -----------   -------------
Net increase (decrease) in net
   assets from contract transactions            135,834             85,468          (245,933)    1,601,166         542,931
                                       ----------------   ----------------   ---------------   -----------   -------------
Net increase (decrease) in net
   assets                                        42,538             31,396          (687,760)   (3,235,987)        123,965
Net assets beginning of period                   91,387            162,102         1,260,062    10,236,744         516,427
                                       ----------------   ----------------   ---------------   -----------   -------------
Net assets end of period               $        133,925   $        193,498   $       572,302   $ 7,000,757   $     640,392
------------------------------------   ================   ================   ===============   ===========   =============

(1)Contract Unit Transactions
Units Outstanding at December 31,
   2007                                           6,991             11,882            58,584       716,061          42,432

      Units Issued                               21,241              9,834            20,465       388,566          77,727
      Units Redeemed                             (7,271)            (3,099)          (32,139)     (248,003)        (22,024)
                                       ----------------   ----------------   ---------------   -----------   -------------
Units Outstanding at December 31,
   2008                                          20,961             18,617            46,910       856,624          98,135
                                       ================   ================   ===============   ===========   =============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                         JNL/MCM          JNL/MCM             JNL/MCM           JNL/MCM         JNL/MCM
                                        Nasdaq 25    NYSE International      Oil & Gas       Pacific Rim 30     S&P 24
                                        Portfolio       25 Portfolio      Sector Portfolio    Portfolio(a)     Portfolio
                                       -----------   ------------------   ----------------   --------------   -----------
Operations
   Net investment income (loss)        $       (28)  $             (737)  $            950   $           (1)  $       (27)
   Net realized gain (loss) on
      investments                              190               (8,891)            47,994               --        (2,762)
   Net change in unrealized
      appreciation (depreciation) on
      investments                           (3,310)             (60,261)          (458,973)              95          (915)
                                       -----------   ------------------   ----------------   --------------   -----------
Net increase (decrease) in net
   assets from operations                   (3,148)             (69,889)          (410,029)              94        (3,704)
                                       -----------   ------------------   ----------------   --------------   -----------
Contract transactions(1)
   Policy purchase payments                    665               46,876            172,620               --           647
   Policy withdrawals                           --                   --             (5,396)              --            --
   Transfers between portfolios              8,951               68,580            181,230            1,939        17,141
   Policyholder charges                       (486)              (5,992)           (61,579)             (15)         (536)
                                       -----------   ------------------   ----------------   --------------   -----------
Net increase (decrease) in net
   assets from contract transactions         9,130              109,464            286,875            1,924        17,252
                                       -----------   ------------------   ----------------   --------------   -----------
Net increase (decrease) in net
   assets                                    5,982               39,575           (123,154)           2,018        13,548
Net assets beginning of period                  --               71,195            835,041               --            --
                                       -----------   ------------------   ----------------   --------------   -----------
Net assets end of period               $     5,982   $          110,770   $        711,887   $        2,018   $    13,548
------------------------------------   ===========   ==================   ================   ==============   ===========

(1)Contract Unit Transactions
Units Outstanding at December 31,
   2007                                         --                6,124             20,834               --            --

      Units Issued                           1,602               19,194             17,165              212         4,871
      Units Redeemed                          (623)              (7,612)            (9,413)              (2)       (2,859)
                                       -----------   ------------------   ----------------   --------------   -----------
Units Outstanding at December 31,
   2008                                        979               17,706             28,586              210         2,012
                                       ===========   ==================   ================   ==============   ===========

                                           JNL/MCM           JNL/MCM          JNL/MCM         JNL/MCM            JNL/MCM
                                       S&P 400 MidCap        S&P 500         S&P SMid     Select Small-Cap      Small Cap
                                       Index Portfolio   Index Portfolio   60 Portfolio      Portfolio       Index Portfolio
                                       ---------------   ---------------   ------------   ----------------   ---------------
Operations
   Net investment income (loss)        $         2,705   $        10,517   $       (322)  $            (50)  $         2,752
   Net realized gain (loss) on
      investments                               20,969           (20,978)        (2,800)            (8,813)            5,071
   Net change in unrealized
      appreciation (depreciation) on
      investments                             (223,196)         (442,999)       (19,863)           (43,275)         (130,468)
                                       ---------------   ---------------   ------------   ----------------   ---------------
Net increase (decrease) in net
   assets from operations                     (199,522)         (453,460)       (22,985)           (52,138)         (122,645)
                                       ---------------   ---------------   ------------   ----------------   ---------------
Contract transactions(1)
   Policy purchase payments                     64,735           177,726         16,134              3,386            63,152
   Policy withdrawals                           (5,042)          (40,739)            --               (159)          (10,862)
   Transfers between portfolios                 75,565           155,332         66,591             35,208            50,174
   Policyholder charges                        (24,724)          (92,160)        (2,247)            (4,143)          (24,333)
                                       ---------------   ---------------   ------------   ----------------   ---------------
Net increase (decrease) in net
   assets from contract transactions           110,534           200,159         80,478             34,292            78,131
                                       ---------------   ---------------   ------------   ----------------   ---------------
Net increase (decrease) in net
   assets                                      (88,988)         (253,301)        57,493            (17,846)          (44,514)
Net assets beginning of period                 437,467         1,041,731          7,242             89,599           292,779
                                       ---------------   ---------------   ------------   ----------------   ---------------
Net assets end of period               $       348,479   $       788,430   $     64,735   $         71,753   $       248,265
------------------------------------   ===============   ===============   ============   ================   ===============

(1)Contract Unit Transactions
Units Outstanding at December 31,
   2007                                         25,548            78,450            814             10,156            18,436

      Units Issued                              12,289            35,725         12,116             13,042            10,594
      Units Redeemed                            (5,091)          (18,188)        (2,489)            (9,558)           (4,908)
                                       ---------------   ---------------   ------------   ----------------   ---------------
Units Outstanding at December 31,
   2008                                         32,746            95,987         10,441             13,640            24,122
                                       ===============   ===============   ============   ================   ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                        JNL/
                                        JNL/MCM         JNL/MCM                      Oppenheimer      JNL/PAM
                                       Technology     Value Line 30     JNL/MCM     Global Growth  Asia ex-Japan
                                    Sector Portfolio    Portfolio    VIP Portfolio    Portfolio     Portfolio(a)
                                    ----------------  -------------  -------------  -------------  -------------
Operations
   Net investment income (loss)     $           (472) $         895  $       9,230  $       4,126  $         155
   Net realized gain (loss) on
      investments                              6,692         (5,774)       202,398         34,103            (58)
   Net change in unrealized
      appreciation (depreciation)
      on investments                         (70,895)       (43,270)      (680,750)      (224,871)        (4,269)
                                    ----------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net
   assets from operations                    (64,675)       (48,149)      (469,122)      (186,642)        (4,172)
                                    ----------------  -------------  -------------  -------------  -------------
Contract transactions (1)
   Policy purchase payments                   21,639         40,736        197,513         71,522            212
   Policy withdrawals                           (472)            --        (27,236)        (7,845)            --
   Transfers between portfolios               43,262         88,125        (64,168)       104,381         12,291
   Policyholder charges                       (6,899)        (2,276)       (68,096)       (23,324)          (101)
                                    ----------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net
   assets from contract
   transactions                               57,530        126,585         38,013        144,734         12,402
                                    ----------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net
   assets                                     (7,145)        78,436       (431,109)       (41,908)         8,230
Net assets beginning of period               103,062             --      1,069,967        353,286             --
                                    ----------------  -------------  -------------  -------------  -------------
Net assets end of period            $         95,917  $      78,436  $     638,858  $     311,378  $       8,230
----------------------------------  ================  =============  =============  =============  =============

(1) Contract Unit Transactions
Units Outstanding at December
   31, 2007                                   13,515             --         71,876         21,775             --

      Units Issued                            12,645         21,336         30,023         17,710          1,358
      Units Redeemed                          (3,775)        (6,797)       (26,330)        (6,913)           (17)
                                    ----------------  -------------  -------------  -------------  -------------
Units Outstanding at December
   31, 2008                                   22,385         14,539         75,569         32,572          1,341
                                    ================  =============  =============  =============  =============

                                                                                  JNL/           JNL/
                                      JNL/PAM      JNL/PIMCO     JNL/PIMCO     PPM America   PPM America
                                    China-India   Real Return   Total Return   Core Equity    High Yield
                                    Portfolio(a)   Portfolio   Bond Portfolio   Portfolio   Bond Portfolio
                                    ------------  -----------  --------------  -----------  --------------
Operations
   Net investment income (loss)     $       (110) $     2,220  $       36,369  $      (125) $        7,322
   Net realized gain (loss) on
      investments                           (676)     (31,014)         30,627         (821)         (4,593)
   Net change in unrealized
      appreciation (depreciation)
      on investments                     (13,010)     (28,508)        (84,261)     (11,302)        (31,396)
                                    ------------  -----------  --------------  -----------  --------------
Net increase (decrease) in net
   assets from operations                (13,796)     (57,302)        (17,265)     (12,248)        (28,667)
                                    ------------  -----------  --------------  -----------  --------------
Contract transactions (1)
   Policy purchase payments                8,870       20,110          92,496        4,476          20,819
   Policy withdrawals                         --           --         (33,971)         (46)         (1,396)
   Transfers between portfolios           30,706      272,700         579,473        4,362          21,920
   Policyholder charges                     (496)      (8,407)        (50,658)      (2,162)        (10,122)
                                    ------------  -----------  --------------  -----------  --------------
Net increase (decrease) in net
   assets from contract
   transactions                           39,080      284,403         587,340        6,630          31,221
                                    ------------  -----------  --------------  -----------  --------------
Net increase (decrease) in net
   assets                                 25,284      227,101         570,075       (5,618)          2,554

Net assets beginning of period                --       15,159         430,458       25,361          67,130
                                    ------------  -----------  --------------  -----------  --------------

Net assets end of period            $     25,284  $   242,260  $    1,000,533  $    19,743  $       69,684
----------------------------------  ============  ===========  ==============  ===========  ==============

(1) Contract Unit Transactions
Units Outstanding at December
   31, 2007                                   --        1,376          26,023        1,044           4,414

      Units Issued                         4,709       72,015          79,242          633           4,915
      Units Redeemed                        (353)     (50,400)        (44,727)        (302)         (2,648)
                                    ------------  -----------  --------------  -----------  --------------
Units Outstanding at December
   31, 2008                                4,356       22,991          60,538        1,375           6,681
                                    ============  ===========  ==============  ===========  ==============

(a)   Commencement of operations March 31, 2008.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                        JNL/            JNL/            JNL/            JNL/          JNL/S&P
                                     PPM America     PPM America    PPM America   Red Rocks Listed  Competitive
                                    Mid Cap Value  Small Cap Value  Value Equity   Private Equity    Advantage
                                    Portfolio(a)     Portfolio(a)    Portfolio      Portfolio(b)     Portfolio
                                    -------------  ---------------  ------------  ----------------  -----------
Operations
   Net investment income (loss)     $          (5) $           182  $        433  $             36  $      (341)
   Net realized gain (loss) on
      investment                           (3,541)            (123)       (1,120)           (2,904)     (19,369)
   Net change in unrealized
      appreciation (depreciation)
      on investments                          (42)         (11,720)       (8,063)             (465)        (176)
                                    -------------  ---------------  ------------  ----------------  -----------
Net increase (decrease) in net
   assets from operations                  (3,588)         (11,661)       (8,750)           (3,333)     (19,886)
                                    -------------  ---------------  ------------  ----------------  -----------
Contract transactions (1)
   Policy purchase payments                    38              720         3,852                50       14,369
   Policy withdrawals                          --               --           (98)               --         (532)
   Transfers between portfolios             4,596           34,556         4,496             9,471       22,196
   Policyholder charges                       (43)             (60)       (1,358)              (25)      (1,836)
                                    -------------  ---------------  ------------  ----------------  -----------
Net increase (decrease) in net
   assets from contract
   transactions                             4,591           35,216         6,892             9,496       34,197
                                    -------------  ---------------  ------------  ----------------  -----------
Net increase (decrease) in
   net assets                               1,003           23,555        (1,858)            6,163       14,311
Net assets beginning of period                 --               --        16,487                --           --
                                    -------------  ---------------  ------------  ----------------  -----------
Net assets end of period            $       1,003  $        23,555  $     14,629  $          6,163  $    14,311
----------------------------------  =============  ===============  ============  ================  ===========

(1) Contract Unit Transactions
Units Outstanding at December
   31, 2007                                    --               --           706                --           --

      Units Issued                          8,046            5,523         1,134             3,322       22,126
      Units Redeemed                       (7,869)          (1,971)         (643)           (2,285)     (20,143)
                                    -------------  ---------------  ------------  ----------------  -----------
Units Outstanding at December
   31, 2008                                   177            3,552         1,197             1,037        1,983
                                    =============  ===============  ============  ================  ===========

                                        JNL/S&P
                                    Dividend Income      JNL/S&P        JNL/S&P    JNL/Select   JNL/Select
                                       & Growth      Intrinsic Value  Total Yield   Balanced   Money Market
                                       Portfolio        Portfolio      Portfolio    Portfolio   Portfolio
                                    ---------------  ---------------  -----------  ----------  ------------
Operations
   Net investment income (loss)     $         1,270  $        (1,172) $       286  $   13,775  $     27,314
   Net realized gain (loss) on
      investment                                (38)        (102,227)         (64)     24,230            --
   Net change in unrealized
      appreciation (depreciation)
      on investments                          2,050           (5,931)         298    (202,466)           --
                                    ---------------  ---------------  -----------  ----------  ------------
Net increase (decrease) in net
   assets from operations                     3,282         (109,330)         520    (164,461)       27,314
                                    ---------------  ---------------  -----------  ----------  ------------
Contract transactions (1)
   Policy purchase payments                   3,095           57,000        7,754      60,414       400,171
   Policy withdrawals                            --           (1,337)          --      (1,240)      (93,253)
   Transfers between portfolios              42,262           99,593       15,038     142,997     1,065,535
   Policyholder charges                        (841)         (11,132)        (574)    (41,155)      (81,913)
                                    ---------------  ---------------  -----------  ----------  ------------
Net increase (decrease) in net
   assets from contract
   transactions                              44,516          144,124       22,218     161,016     1,290,540
                                    ---------------  ---------------  -----------  ----------  ------------
Net increase (decrease) in
   net assets                                47,798           34,794       22,738      (3,445)    1,317,854
Net assets beginning of period                   --               --           --     663,756       900,468
                                    ---------------  ---------------  -----------  ----------  ------------
Net assets end of period            $        47,798  $        34,794  $    22,738  $  660,311  $  2,218,322
----------------------------------  ===============  ===============  ===========  ==========  ============

(1) Contract Unit Transactions
Units Outstanding at December
   31, 2007                                      --               --           --      21,377        62,317

      Units Issued                            6,779           59,890        3,550       8,728       236,962
      Units Redeemed                           (172)         (54,619)         (90)     (3,235)     (149,580)
                                    ---------------  ---------------  -----------  ----------  ------------
Units Outstanding at December
   31, 2008                                   6,607            5,271        3,460      26,870       149,699
                                    ===============  ===============  ===========  ==========  ============

(a)   Commencement of operations March 31, 2008.

(b)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                       JNL/       JNL/T.Rowe        JNL/T.Rowe        JNL/T.Rowe
                                    Select Value  Price Establishe  Price Mid-Cap     Price Value
                                     Portfolio    Growth Portfolio  Growth Portfolio  Portfolio
                                    ------------  ----------------  ----------------  -----------
Operations
   Net investment income (loss)     $     (2,119) $         (3,033) $         (4,899) $     7,554
   Net realized gain (loss) on
      investments                        (12,297)          (16,431)           (6,219)      15,005
   Net change in unrealized
      appreciation (depreciation)
      on investments                    (133,880)         (216,463)         (295,143)    (287,671)
                                    ------------  ----------------  ----------------  -----------
Net increase (decrease) in net
   assets from operations               (148,296)         (235,927)         (306,261)    (265,112)
                                    ------------  ----------------  ----------------  -----------

Contract transactions (1)
   Policy purchase payments               87,309            91,311           125,486       85,189
   Policy withdrawals                     (3,979)           (9,510)           (4,652)     (12,844)
   Transfers between portfolios          127,063            86,603           211,035      (28,553)
   Policyholder charges                  (20,673)          (36,356)          (46,316)     (34,834)
                                    ------------  ----------------  ----------------  -----------
Net increase (decrease) in net
   assets from contract
   transactions                          189,720           132,048           285,553        8,958
                                    ------------  ----------------  ----------------  -----------
Net increase (decrease) in net
   assets                                 41,424          (103,879)          (20,708)    (256,154)
Net assets beginning of period           307,454           468,166           508,156      640,513
                                    ------------  ----------------  ----------------  -----------
Net assets end of period            $    348,878  $        364,287  $        487,448  $   384,359
----------------------------------  ============  ================  ================  ===========

(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2007                      13,189            12,973            10,083       37,166

      Units Issued                        14,795             8,189            11,096       16,398
      Units Redeemed                      (5,577)           (3,379)           (4,856)     (16,203)
                                    ------------  ----------------  ----------------  -----------
Units Outstanding at
   December 31, 2008                      22,407            17,783            16,323       37,361
                                    ============  ================  ================  ===========

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                         JNL/AIM           JNL/AIM        JNL/AIM         JNL/AIM
                                      International       Large Cap     Real Estate      Small Cap         JNL/Alger
                                    Growth Portfolio  Growth Portfolio   Portfolio   Growth Portfolio  Growth Portfolio
                                    ----------------  ----------------  -----------  ----------------  ----------------
Operations
   Net investment income (loss)     $          2,959  $           (623) $     9,266  $           (455) $          1,635
   Net realized gain (loss) on
      investments                              5,613            22,651       14,744             8,216             7,286
   Net change in unrealized
      appreciation (depreciation)
      on investments                           3,883            24,575      (95,107)             (176)           (3,710)
                                    ----------------  ----------------  -----------  ----------------  ----------------
Net increase (decrease) in net
   assets from operations                     12,455            46,603      (71,097)            7,585             5,211
                                    ----------------  ----------------  -----------  ----------------  ----------------

Contract transactions (1)
   Policy purchase payments                   39,225            44,033       99,101            19,248             2,578
   Policy withdrawals                         (4,515)           (7,447)     (49,067)           (2,878)               --
   Transfers between portfolios              109,692           144,265      196,810             6,431           (60,644)
   Policyholder charges                      (11,580)          (15,087)     (28,521)           (5,793)             (541)
                                    ----------------  ----------------  -----------  ----------------  ----------------
Net increase (decrease) in net
   assets from contract
   transactions                              132,822           165,764      218,323            17,008           (58,607)
                                    ----------------  ----------------  -----------  ----------------  ----------------
Net increase (decrease) in net
   assets                                    145,277           212,367      147,226            24,593           (53,396)
Net assets beginning of period               104,762           221,406      212,110            77,228            53,396
                                    ----------------  ----------------  -----------  ----------------  ----------------
Net assets end of period            $        250,039  $        433,773  $   359,336  $        101,821  $             --
----------------------------------  ================  ================  ===========  ================  ================

(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2006                           5,374            16,962       13,437             5,153             2,456

      Units Issued                             9,724            15,803       23,425             2,176               635
      Units Redeemed                          (3,265)           (3,836)      (9,922)           (1,169)           (3,091)
                                    ----------------  ----------------  -----------  ----------------  ----------------
Units Outstanding at
   December 31, 2007                          11,833            28,929       26,940             6,160                --
                                    ================  ================  ===========  ================  ================

                                      JNL/Capital        JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse
                                    Guardian Global    Guardian Global         Guardian       Guardian U.S.    Global Natural
                                        Balanced         Diversified     International Small  Growth Equity      Resources
                                       (Portfolio    Research Portfolio    Cap Portfolio(c)     Portfolio       Portfolio(a)
                                    ---------------  ------------------  -------------------  -------------  -----------------
Operations
   Net investment income (loss)     $         4,981  $              497  $                (2) $        (558) $            (497)
   Net realized gain (loss) on
      investments                            13,719               1,154                   --            753                963
   Net change in unrealized
      appreciation (depreciation)
      on investments                        (12,616)             14,613                  232          4,550             10,629
                                    ---------------  ------------------  -------------------  -------------  -----------------
Net increase (decrease) in net
   assets from operations                     6,084              16,264                  230          4,745             11,095
                                    ---------------  ------------------  -------------------  -------------  -----------------

Contract transactions (1)
   Policy purchase payments                  39,847              17,527                   --         14,685              6,895
   Policy withdrawals                          (320)                 --                   --             --                (11)
   Transfers between portfolios             205,340              28,022                9,333          9,692            147,388
   Policyholder charges                      (6,044)             (4,315)                  --         (4,054)            (2,177)
                                    ---------------  ------------------  -------------------  -------------  -----------------
Net increase (decrease) in net
   assets from contract
   transactions                             238,823              41,234                9,333         20,323            152,095
                                    ---------------  ------------------  -------------------  -------------  -----------------
Net increase (decrease) in net
   assets                                   244,907              57,498                9,563         25,068            163,190
Net assets beginning of period               39,962              71,991                   --         53,116                 --
                                    ---------------  ------------------  -------------------  -------------  -----------------
Net assets end of period            $       284,869  $          129,489  $             9,563  $      78,184  $         163,190
----------------------------------  ===============  ==================  ===================  =============  =================

(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2006                          3,138               2,542                   --          1,758                 --

      Units Issued                           18,660               1,564                  969            780             13,042
      Units Redeemed                         (1,116)               (293)                  --           (164)            (1,235)
                                    ---------------  ------------------  -------------------  -------------  -----------------
Units Outstanding at
   December 31, 2007                         20,682               3,813                  969          2,374             11,807
                                    ===============  ==================  ===================  =============  =================

(a) Commencement of operations January 16, 2007.

(b) The period is from January 1, 2007 through acquisition April 27, 2007.

(c) Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/                                                     JNL/Franklin
                                            Credit Suisse   JNL/Eagle      JNL/Eagle       Templeton      JNL/Franklin
                                              Long/Short   Core Equity  SmallCap Equity  Global Growth      Templeton
                                             Portfolio(a)   Portfolio      Portfolio      Portfolio(a)  Income Portfolio
                                            -------------  -----------  ---------------  -------------  ----------------
Operations
   Net investment income (loss)             $         (15) $       129  $         3,082  $         753  $          9,400
   Net realized gain (loss) on investments            (25)      14,712           31,620           (576)             (118)
   Net change in unrealized appreciation
      (depreciation) on investments                  (205)     (16,599)         (20,698)        (4,856)          (13,063)
                                            -------------  -----------  ---------------  -------------  ----------------
Net increase (decrease) in net assets
   from operations                                   (245)      (1,758)          14,004         (4,679)           (3,781)
                                            -------------  -----------  ---------------  -------------  ----------------

Contract transactions (1)
   Policy purchase payments                           158       10,299           27,079          8,069            42,489
   Policy withdrawals                                  --           --           (1,378)            --                --
   Transfers between portfolios                     8,226       38,338           68,133        106,662           129,684
   Policyholder charges                               (96)      (3,738)          (6,417)           640            (2,352)
                                            -------------  -----------  ---------------  -------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                            8,288       44,899           87,417        115,371           169,821
                                            -------------  -----------  ---------------  -------------  ----------------

Net increase (decrease) in net assets               8,043       43,141          101,421        110,692           166,040

Net assets beginning of period                         --       54,138          106,945             --             4,094
                                            -------------  -----------  ---------------  -------------  ----------------

Net assets end of period                    $       8,043  $    97,279  $       208,366  $     110,692  $        170,134
------------------------------------------  =============  ===========  ===============  =============  ================

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                 --        2,576            4,229             --               373

      Units Issued                                    837        2,592            4,102         13,202            19,896
      Units Redeemed                                  (93)        (524)            (977)        (2,141)           (4,894)
                                            -------------  -----------  ---------------  -------------  ----------------

Units Outstanding at December 31, 2007                744        4,644            7,354         11,061            15,375
                                            =============  ===========  ===============  =============  ================

                                                                   JNL/Franklin        JNL/             JNL/            JNL/
                                                JNL/Franklin        Templeton      Goldman Sachs   Goldman Sachs    Goldman Sachs
                                              Templeton Mutual      Small Cap        Core Plus        Mid Cap      Short Duration
                                            Shares Portfolio(a)  Value Portfolio  Bond Portfolio  Value Portfolio  Bond Portfolio
                                            -------------------  ---------------  --------------  ---------------  --------------
Operations
   Net investment income (loss)             $              (343) $         3,322  $        8,535  $         4,118  $          102
   Net realized gain (loss) on investments                 (774)           7,385           5,261            5,069               3
   Net change in unrealized appreciation
      (depreciation) on investments                      (2,415)         (20,098)         (1,866)         (14,949)            (34)
                                            -------------------  ---------------  --------------  ---------------  --------------
Net increase (decrease) in net assets
   from operations                                       (3,532)          (9,391)         11,930           (5,762)             71
                                            -------------------  ---------------  --------------  ---------------  --------------

Contract transactions (1)
   Policy purchase payments                               5,970           41,958          45,941           29,659             577
   Policy withdrawals                                        --           (1,441)        (17,801)          (6,662)             --
   Transfers between portfolios                         105,081           (3,329)        (10,070)         127,285           9,074
   Policyholder charges                                   1,790          (13,420)         (9,213)          (8,291)           (276)
                                            -------------------  ---------------  --------------  ---------------  --------------
Net increase (decrease) in net assets from
   contract transactions                                112,841           23,768           8,857          141,991           9,375
                                            -------------------  ---------------  --------------  ---------------  --------------

Net increase (decrease) in net assets                   109,309           14,377          20,787          136,229           9,446

Net assets beginning of period                               --          105,923         146,105           74,027              42
                                            -------------------  ---------------  --------------  ---------------  --------------

Net assets end of period                    $           109,309  $       120,300  $      166,892  $       210,256  $        9,488
------------------------------------------  ===================  ===============  ==============  ===============  ==============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                       --            8,248           6,858            5,671               4

      Units Issued                                       13,058            5,938           6,900           12,656             905
      Units Redeemed                                     (2,072)          (4,143)         (6,441)          (2,547)            (28)
                                            -------------------  ---------------  --------------  ---------------  --------------

Units Outstanding at December 31, 2007                   10,986           10,043           7,317           15,780             881
                                            ===================  ===============  ==============  ===============  ==============

(a)   Commencement of operations January 16, 2007.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                              JNL/JPMorgan
                                              JNL/JPMorgan    JNL/JPMorgan  U.S. Government     JNL/Lazard        JNL/Lazard
                                             International   MidCap Growth   & Quality Bond  Emerging Markets      Mid Cap
                                            Value Portfolio    Portfolio       Portfolio         Portfolio     Value Portfolio
                                            ---------------  -------------  ---------------  ----------------  ---------------
Operations
   Net investment income (loss)             $        22,167  $        (451) $         4,862  $           (519) $        16,771
   Net realized gain (loss) on investments           27,987          1,277              134             2,171           33,983
   Net change in unrealized appreciation
      (depreciation) on investments                 (19,555)         1,240               58            41,621          (68,935)
                                            ---------------  -------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets
   from operations                                   30,599          2,066            5,054            43,273          (18,181)
                                            ---------------  -------------  ---------------  ----------------  ---------------

Contract transactions (1)
   Policy purchase payments                          82,006         13,955            5,600            16,874           34,376
   Policy withdrawals                                  (515)          (656)              --               (12)          (1,557)
   Transfers between portfolios                     149,197         46,532           98,748           252,169          116,549
   Policyholder charges                             (23,686)        (4,331)          (4,320)           (5,225)         (15,114)
                                            ---------------  -------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                            207,002         55,500          100,028           263,806          134,254
                                            ---------------  -------------  ---------------  ----------------  ---------------

Net increase (decrease) in net assets               237,601         57,566          105,082           307,079          116,073

Net assets beginning of period                      226,086         32,605           30,034            39,807          211,089
                                            ---------------  -------------  ---------------  ----------------  ---------------

Net assets end of period                    $       463,687  $      90,171  $       135,116  $        346,886  $       327,162
------------------------------------------  ===============  =============  ===============  ================  ===============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006               13,294          1,235            1,727             3,639            9,447

      Units Issued                                   17,346          2,327            5,933            21,810            7,858
      Units Redeemed                                 (6,332)          (373)            (305)           (1,241)          (2,203)

                                            ---------------  -------------  ---------------  ----------------  ---------------
Units Outstanding at December 31, 2007               24,308          3,189            7,355            24,208           15,102
                                            ===============  =============  ===============  ================  ===============

                                               JNL/Lazard                    JNL/MCM        JNL/MCM           JNL/MCM
                                               Small Cap        JNL/MCM    Bond Index   Communications    Consumer Brands
                                            Value Portfolio  25 Portfolio   Portfolio  Sector Portfolio  Sector Portfolio
                                            ---------------  ------------  ----------  ----------------  ----------------
Operations
   Net investment income (loss)             $         6,943  $        979  $    7,909  $          3,283  $              2
   Net realized gain (loss) on investments            7,236        10,920       1,066             2,393               247
   Net change in unrealized appreciation
      (depreciation) on investments                 (27,858)      (20,134)      1,451            (8,807)             (632)
                                            ---------------  ------------  ----------  ----------------  ----------------

Net increase (decrease) in net assets
   from operations                                  (13,679)       (8,235)     10,426            (3,131)             (383)
                                            ---------------  ------------  ----------  ----------------  ----------------

Contract transactions (1)
   Policy purchase payments                          30,200        34,002      31,382            12,467               711
   Policy withdrawals                               (14,333)           --      (2,223)               --               (90)
   Transfers between portfolios                      65,369        55,045     145,501            42,787             1,216
   Policyholder charges                             (16,382)      (21,817)    (11,996)           (5,416)             (543)
                                            ---------------  ------------  ----------  ----------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                             64,854        67,230     162,664            49,838             1,294
                                            ---------------  ------------  ----------  ----------------  ----------------

Net increase (decrease) in net assets                51,175        58,995     173,090            46,707               911

Net assets beginning of period                      143,272       234,158     140,942            30,625             3,967
                                            ---------------  ------------  ----------  ----------------  ----------------

Net assets end of period                    $       194,447  $    293,153  $  314,032  $         77,332  $          4,878
------------------------------------------  ===============  ============  ==========  ================  ================

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                7,707        22,239      11,915             4,724               320

      Units Issued                                    6,426        11,823      18,107            11,473               183
      Units Redeemed                                 (2,851)       (5,223)     (5,126)           (4,676)              (73)
                                            ---------------  ------------  ----------  ----------------  ----------------

Units Outstanding at December 31, 2007               11,282        28,839      24,896            11,521               430
                                            ===============  ============  ==========  ================  ================

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                              JNL/MCM
                                               JNL/MCM        Enhanced          JNL/MCM          JNL/MCM           JNL/MCM
                                            Dow Dividend   S&P 500 Stock       Financial        Healthcare      International
                                            Portfolio(b)  Index Portfolio  Sector Portfolio  Sector Portfolio  Index Portfolio
                                            ------------  ---------------  ----------------  ----------------  ---------------
Operations
   Net investment income (loss)             $         --  $         2,696  $            965  $            982  $        18,839
   Net realized gain (loss) on investments            --            4,303             4,163             6,421           26,266
   Net change in unrealized appreciation
      (depreciation) on investments                   --           (4,187)          (22,884)            1,055           16,127
                                            ------------  ---------------  ----------------  ----------------  ---------------
Net increase (decrease) in net assets
   from operations                                    --            2,812           (17,756)            8,458           61,232
                                            ------------  ---------------  ----------------  ----------------  ---------------

Contract transactions (1)
   Policy purchase payments                           --           17,449            15,424            18,793          108,024
   Policy withdrawals                                 --           (1,078)             (132)             (129)          (4,967)
   Transfers between portfolios                       --           26,044            48,682            25,858          638,784
   Policyholder charges                               --           (7,860)           (4,772)           (8,962)         (41,966)
                                            ------------  ---------------  ----------------  ----------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                              --           34,555            59,202            35,560          699,875
                                            ------------  ---------------  ----------------  ----------------  ---------------

Net increase (decrease) in net assets                 --           37,367            41,446            44,018          761,107

Net assets beginning of period                        --          115,755            49,941           118,084          498,955
                                            ------------  ---------------  ----------------  ----------------  ---------------

Net assets end of period                    $         --  $       153,122  $         91,387  $        162,102  $     1,260,062
------------------------------------------  ============  ===============  ================  ================  ===============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                --           11,053             3,122             9,225           25,478

      Units Issued                                    --            4,770             4,417             3,958           38,001
      Units Redeemed                                  --           (1,642)             (548)           (1,301)          (4,895)
                                            ------------  ---------------  ----------------  ----------------  ---------------

Units Outstanding at December 31, 2007                --           14,181             6,991            11,882           58,584
                                            ============  ===============  ================  ================  ===============

                                               JNL/MCM       JNL/MCM        JNL/MCM          JNL/MCM            JNL/MCM
                                                JNL 5     JNL Optimized    Nasdaq 25   NYSE International      Oil & Gas
                                              Portfolio    5 Portfolio   Portfolio(b)    25 Portfolio(a)   Sector Portfolio
                                            ------------  -------------  ------------  ------------------  ----------------
Operations
   Net investment income (loss)             $    139,309  $      10,602  $         --  $            3,105  $          2,904
   Net realized gain (loss) on investments       198,076         15,804            --                 360            70,050
   Net change in unrealized appreciation
      (depreciation) on investments             (390,188)        13,943            --               1,070           117,515
                                            ------------  -------------  ------------  ------------------  ----------------
Net increase (decrease) in net assets
   from operations                               (52,803)        40,349            --               4,535           190,469
                                            ------------  -------------  ------------  ------------------  ----------------

Contract transactions (1)
   Policy purchase payments                    1,575,207        132,978            --              13,737           129,940
   Policy withdrawals                            (52,859)           (11)           --                  --           (36,103)
   Transfers between portfolios                2,598,001         80,678            --              53,741           148,275
   Policyholder charges                         (538,026)        (7,462)           --                (818)          (39,012)
                                            ------------  -------------  ------------  ------------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                       3,582,323        206,183            --              66,660           203,100
                                            ------------  -------------  ------------  ------------------  ----------------
Net increase (decrease) in net assets          3,529,520        246,532            --              71,195           393,569

Net assets beginning of period                 6,707,224        269,895            --                  --           441,472
                                            ------------  -------------  ------------  ------------------  ----------------

Net assets end of period                    $ 10,236,744  $     516,427  $         --  $           71,195  $        835,041
------------------------------------------  ============  =============  ============  ==================  ================

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006           472,868         25,021            --                  --            14,723

      Units Issued                               338,658         33,994            --               6,548            12,993
      Units Redeemed                             (95,465)       (16,583)           --                (424)           (6,882)
                                            ------------  -------------  ------------  ------------------  ----------------

Units Outstanding at December 31, 2007           716,061         42,432            --               6,124            20,834
                                            ============  =============  ============  ==================  ================

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                               JNL/MCM        JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM
                                               S&P 24      S&P 400 MidCap      S&P 500          S&P SMid     Select Small-Cap
                                            Portfolio(b)  Index Portfolio  Index Portfolio  60 Portfolio(a)      Portfolio
                                            ------------  ---------------  ---------------  ---------------  ----------------
Operations
   Net investment income (loss)             $         --  $         1,829  $         8,710  $           289  $          7,377
   Net realized gain (loss) on investments            --           35,864           23,472               (9)            1,415
   Net change in unrealized appreciation
      (depreciation) on investments                   --          (16,718)           2,704             (625)          (17,380)
                                            ------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets
   from operations                                    --           20,975           34,886             (345)           (8,588)
                                            ------------  ---------------  ---------------  ---------------  ----------------

Contract transactions (1)
   Policy purchase payments                           --           58,824          198,162              406            11,740
   Policy withdrawals                                 --           (5,012)          (8,769)              --               (11)
   Transfers between portfolios                       --           59,820          105,841            7,282            57,535
   Policyholder charges                               --          (18,261)         (77,049)            (101)           (2,067)
                                            ------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                              --           95,371          218,185            7,587            67,197
                                            ------------  ---------------  ---------------  ---------------  ----------------

Net increase (decrease) in net assets                 --          116,346          253,071            7,242            58,609

Net assets beginning of period                        --          321,121          788,660               --            30,990
                                            ------------  ---------------  ---------------  ---------------  ----------------

Net assets end of period                    $         --  $       437,467  $     1,041,731  $         7,242  $         89,599
------------------------------------------  ============  ===============  ===============  ===============  ================

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                --           20,023           61,900               --             3,122

      Units Issued                                    --           11,059           25,192              825             7,270
      Units Redeemed                                  --           (5,534)          (8,642)             (11)             (236)
                                            ------------  ---------------  ---------------  ---------------  ----------------

Units Outstanding at December 31, 2007                --           25,548           78,450              814            10,156
                                            ============  ===============  ===============  ===============  ================

                                                                                                                   JNL/
                                                JNL/MCM           JNL/MCM         JNL/MCM                     Oppenheimer
                                               Small Cap        Technology     Value Line 30    JNL/MCM      Global Growth
                                            Index Portfolio  Sector Portfolio   Portfolio(b)  VIP Portfolio    Portfolio
                                            ---------------  ----------------  -------------  -------------  -------------
Operations
   Net investment income (loss)             $         1,193  $           (417) $          --  $      26,818  $       1,219
   Net realized gain (loss) on investments           20,029             3,896             --         62,811         31,357
   Net change in unrealized appreciation
      (depreciation) on investments                 (27,404)            5,367             --         21,511        (19,135)
                                            ---------------  ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets
   from operations                                   (6,182)            8,846             --        111,140         13,441
                                            ---------------  ----------------  -------------  -------------  -------------

Contract transactions (1)
   Policy purchase payments                          50,871            12,938             --        244,015         59,185
   Policy withdrawals                               (18,010)             (839)            --        (90,216)        (6,602)
   Transfers between portfolios                      32,932            34,184             --        (73,767)        90,548
   Policyholder charges                             (20,862)           (4,907)            --        (69,800)       (15,071)
                                            ---------------  ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets from
   contract transactions                             44,931            41,376             --         10,232        128,060
                                            ---------------  ----------------  -------------  -------------  -------------

Net increase (decrease) in net assets                38,749            50,222             --        121,372        141,501

Net assets beginning of period                      254,030            52,840             --        948,595        211,785
                                            ---------------  ----------------  -------------  -------------  -------------

Net assets end of period                    $       292,779  $        103,062  $          --  $   1,069,967  $     353,286
------------------------------------------  ===============  ================  =============  =============  =============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006               15,625             7,822             --         70,248         13,829

      Units Issued                                    6,603             7,490             --         27,562         14,842
      Units Redeemed                                 (3,792)           (1,797)            --        (25,934)        (6,896)
                                            ---------------  ----------------  -------------  -------------  -------------

Units Outstanding at December 31, 2007               18,436            13,515             --         71,876         21,775
                                            ===============  ================  =============  =============  =============

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                  JNL/           JNL/
                                                                  JNL/PIMCO      JNL/PIMCO     PPM America    PPM America
                                              JNL/Oppenheimer    Real Return    Total Return   Core Equity    High Yield
                                            Growth Portfolio(b)  Portfolio(a)  Bond Portfolio   Portfolio   Bond Portfolio
                                            -------------------  ------------  --------------  -----------  --------------
Operations
   Net investment income (loss)             $             8,944  $        (40) $       16,452  $       (85) $        4,721
   Net realized gain (loss) on investments               (1,825)            8           2,653          428             808
   Net change in unrealized appreciation
      (depreciation) on investments                      (3,259)          805           9,674       (2,506)         (6,665)
                                            -------------------  ------------  --------------  -----------  --------------
Net increase (decrease) in net assets
   from operations                                        3,860           773          28,779       (2,163)         (1,136)
                                            -------------------  ------------  --------------  -----------  --------------
Contract transactions (1)
   Policy purchase payments                               1,635         1,232          39,541        4,492          11,018
   Policy withdrawals                                        --            --         (17,898)          --         (18,891)
   Transfers between portfolios                         (39,518)       13,386         172,644        5,210          24,431
   Policyholder charges                                    (405)         (232)        (23,515)      (1,588)         (7,693)
                                            -------------------  ------------  --------------  -----------  --------------
Net increase (decrease) in net assets from
   contract transactions                                (38,288)       14,386         170,772        8,114           8,865
                                            -------------------  ------------  --------------  -----------  --------------
Net increase (decrease) in net assets                   (34,428)       15,159         199,551        5,951           7,729
Net assets beginning of period                           34,428            --         230,907       19,410          59,401
                                            -------------------  ------------  --------------  -----------  --------------
Net assets end of period                    $                --  $     15,159  $      430,458  $    25,361  $       67,130
------------------------------------------  ===================  ============  ==============  ===========  ==============
(1) Contract Unit Transactions

Units Outstanding at December 31, 2006                    3,621            --          15,028          736           3,869

      Units Issued                                        4,436         1,399          14,795          427           2,463
      Units Redeemed                                     (8,057)          (23)         (3,800)        (119)         (1,918)
                                            -------------------  ------------  --------------  -----------  --------------
Units Outstanding at December 31, 2007                       --         1,376          26,023        1,044           4,414
                                            ===================  ============  ==============  ===========  ==============

                                                JNL/                             JNL/S&P         JNL/S&P
                                            PPM America     JNL/Putnam          Competitive   Dividend Income      JNL/S&P
                                            Value Equity      Midcap            Advantage        & Growth      Intrinsic Value
                                             Portfolio    Growth Portfolio(d)   Portfolio(c)    Portfolio(c)     Portfolio(c)
                                            ------------  -------------------  -------------  ---------------  ---------------
Operations
   Net investment income (loss)             $        102  $              (449) $          --  $            --  $            --
   Net realized gain (loss) on investments           413                7,867             --               --               --
   Net change in unrealized appreciation
      (depreciation) on investments               (2,595)              (4,946)            --               --               --
                                            ------------  -------------------  -------------  ---------------  ---------------
Net increase (decrease) in net assets
   from operations                                (2,080)               2,472             --               --               --
                                            ------------  -------------------  -------------  ---------------  ---------------
Contract transactions (1)
   Policy purchase payments                        1,747               13,406             --               --               --
   Policy withdrawals                                (10)                (928)            --               --               --
   Transfers between portfolios                   10,633              (62,596)            --               --               --
   Policyholder charges                             (754)              (3,168)            --               --               --
                                            ------------  -------------------  -------------  ---------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                          11,616              (53,286)            --               --               --
                                            ------------  -------------------  -------------  ---------------  ---------------
Net increase (decrease) in net assets              9,536              (50,814)            --               --               --
Net assets beginning of period                     6,951               50,814             --               --               --
                                            ------------  -------------------  -------------  ---------------  ---------------
Net assets end of period                    $     16,487  $                --  $          --  $            --  $            --
------------------------------------------  ============  ===================  =============  ===============  ===============
(1) Contract Unit Transactions

Units Outstanding at December 31, 2006               261                5,548             --               --               --

      Units Issued                                   744                2,712             --               --               --
      Units Redeemed                                (299)              (8,260)            --               --               --
                                            ------------  -------------------  -------------  ---------------  ---------------
Units Outstanding at December 31, 2007               706                   --             --               --               --
                                            ============  ===================  =============  ===============  ===============

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.

Jackson National Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                               JNL/S&P    JNL/Select   JNL/Select       JNL/
                                             Total Yield   Balanced   Money Market  Select Value
                                            Portfolio(a)   Portfolio    Portfolio     Portfolio
                                            ------------  ----------  ------------  ------------
Operations
   Net investment income (loss)             $         --  $    3,663  $     24,511  $      9,034
   Net realized gain (loss) on investments            --      26,550            --        16,761
   Net change in unrealized appreciation
      (depreciation) on investments                   --      10,618            --       (13,056)
                                            ------------  ----------  ------------  ------------
Net increase (decrease) in net assets
   from operations                                    --      40,831        24,511        12,739
                                            ------------  ----------  ------------  ------------
Contract transactions (1)
   Policy purchase payments                           --      46,131       351,757        35,785
   Policy withdrawals                                 --      (7,739)     (160,394)           --
   Transfers between portfolios                       --     459,698       (94,237)      124,455
   Policyholder charges                               --     (27,556)     (122,894)      (11,743)
                                            ------------  ----------  ------------  ------------
Net increase (decrease) in net assets from
   contract transactions                              --     470,534       (25,768)      148,497
                                            ------------  ----------  ------------  ------------
Net increase (decrease) in net assets                 --     511,365        (1,257)      161,236
Net assets beginning of period                        --     152,391       901,725       146,218
                                            ------------  ----------  ------------  ------------
Net assets end of period                    $         --  $  663,756  $    900,468  $    307,454
------------------------------------------  ============  ==========  ============  ============
(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                --       5,223        65,050         6,771
      Units Issued                                    --      18,091       130,356         8,480
      Units Redeemed                                  --      (1,937)     (133,089)       (2,062)
                                            ------------  ----------  ------------  ------------
Units Outstanding at December 31, 2007                --      21,377        62,317        13,189
                                            ============  ==========  ============  ============

                                              JNL/T.Rowe         JNL/T.Rowe       JNL/T.Rowe
                                            Price Established  Price Mid-Cap     Price Value
                                            Growth Portfolio   Growth Portfolio   Portfolio
                                            -----------------  ----------------  -----------
Operations
   Net investment income (loss)             $           1,852  $          4,106  $     7,737
   Net realized gain (loss) on investments             38,393            51,011       36,453
   Net change in unrealized appreciation
      (depreciation) on investments                   (11,159)           (5,969)     (59,192)
                                            -----------------  ----------------  -----------
Net increase (decrease) in net assets
   from operations                                     29,086            49,148      (15,002)
                                            -----------------  ----------------  -----------
Contract transactions (1)
   Policy purchase payments                            79,355            83,703       44,611
   Policy withdrawals                                 (41,685)          (41,434)     (22,697)
   Transfers between portfolios                       240,888           198,230      405,595
   Policyholder charges                               (29,037)          (31,750)     (31,254)
                                            -----------------  ----------------  -----------
Net increase (decrease) in net assets from
   contract transactions                              249,521           208,749      396,255
                                            -----------------  ----------------  -----------
Net increase (decrease) in net assets                 278,607           257,897      381,253
Net assets beginning of period                        189,559           250,259      259,260
                                            -----------------  ----------------  -----------
Net assets end of period                    $         468,166  $        508,156  $   640,513
------------------------------------------  =================  ================  ===========
(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                  5,749             5,799       15,090
      Units Issued                                     11,596             6,172       29,805
      Units Redeemed                                   (4,372)           (1,888)      (7,729)
                                            -----------------  ----------------  -----------
Units Outstanding at December 31, 2007                 12,973            10,083       37,166
                                            =================  ================  ===========

(a)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account IV
Notes to Financial Statements

Note 1 - Organization
---------------------

Jackson National Life Insurance Company ("Jackson") established Jackson National Separate Account IV (the "Separate Account") on June 14, 1997. The Separate Account commenced operations on March 8, 2004, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the policyholder, net premiums for individual flexible premium variable universal life contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contains seventy-four (74) Portfolios as of December 31, 2008, each of which invests in the following mutual funds ("Funds"):

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/Lazard Small Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/MCM Bond Index Fund*
JNL/MCM Enhanced S&P 500 Stock Index Fund*
JNL/MCM European 30 Fund*
JNL/MCM International Index Fund*
JNL/MCM Pacific Rim 30 Fund*
JNL/MCM S&P 400 MidCap Index Fund*
JNL/MCM S&P 500 Index Fund*
JNL/MCM Small Cap Index Fund*
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T.Rowe Price Established Growth Fund
JNL/T.Rowe Price Mid-Cap Growth Fund
JNL/T.Rowe Price Value Fund

--------------------------------------------------------------------------------
JNL Variable Fund LLC
--------------------------------------------------------------------------------
JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Dow SM Dividend Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Nasdaq(R) 25 Fund*
JNL/MCM NYSE(R) International 25 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM S&P(R) 24 Fund*
JNL/MCM S&P(R) SMid 60 Fund*
JNL/MCM Select Small-Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Value Line(R) 30 Fund*
JNL/MCM VIP Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 1 - Organization (continued)
---------------------------------

During the year ended December 31, 2008, the following Funds changed names:

-------------------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME                    CURRENT PORTFOLIO NAME                   EFFECTIVE DATE
-------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Fund           JNL/Lazard Mid Cap Equity Fund           March 31, 2008
-------------------------------------------------------------------------------------------------
JNL/Lazard Small Cap Value Fund         JNL/Lazard Small Cap Equity Fund         March 31, 2008
-------------------------------------------------------------------------------------------------
JNL/AIM Real Estate Fund                JNL/AIM Global Real Estate Fund          October 6, 2008
-------------------------------------------------------------------------------------------------

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Note 2 - Significant Accounting Policies
----------------------------------------

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates
----------------

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
-----------

      The Separate Account's investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

Federal Income Taxes
--------------------

      The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 2 - Significant Accounting Policies (continued)
----------------------------------------------------

Statement  on  Financial  Accounting  Standards  ("SFAS")  No. 157,  "Fair Value
--------------------------------------------------------------------------------
Measurements"
-------------

      This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

      Various inputs are used in determining the value of a Funds' investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Funds' own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2008, all of the Separate Account's investments are in funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds in accordance with SFAS No. 157 differs from the characterization of an investment in the fund.

Note 3 - Policy Charges
-----------------------

      Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Asset-based Charges
-------------------

      Insurance Charges
      -----------------

      Jackson deducts a daily contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% - 0.90% for years 1-10, 0.0% - 0.25% for years 11-20, and 0.0% for years greater than 21 for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. This charge is an expense of the Separate Account and is deducted daily from the net assets of the Separate Account. This is charged through the daily unit value calculation.

Transaction Charges
-------------------

Policy premium payments are reflected net of the following charges paid:

      Sales Charge
      ------------

      A basic sales charge is deducted from each premium payment received. This sales charge is not to exceed 6% of each premium in all years. Total sales charges deducted from premium payments for the years ended December 31, 2008 and 2007 amounted to $207,950 and $170,675, respectively.

      Premium Tax Charge
      ------------------

      A premium tax charge in the amount of 2.5% is deducted from each premium payment.

      Federal Tax Charge
      ------------------

      A federal tax charge of 1.5% is deducted from each premium payment.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 3 - Policy Charges (continued)
-----------------------------------

      Total tax charges for the years ended December 31, 2008 and 2007 amounted to $222,019 and $173,962, respectively.

In addition to deductions for premium payments, cash value charges, if any, are assessed from the actual cash value of the policy. These charges are paid by redeeming units of the Separate Account held by the individual policyholder.

      Cost of Insurance Charge
      ------------------------

      The cost of insurance varies with the amount of insurance, the insured's age, sex, risk class, and duration of the policy.

      Monthly Policy Charge
      ---------------------

      A monthly policy fee is assessed at $7.50 - $15 per month of policy years 1-10 and $7.50 - $8 per month thereafter.

      Administrative Charge
      ---------------------

      An administrative charge of $0.05 - $0.30 per thousand of the specified death benefit (policy face value) will be assessed in the first 15 policy years, and $0.01 per thousand thereafter.

      Optional Rider Charges
      ----------------------

      Types of optional riders include the following: Scheduled Term Insurance, Waiver of Monthly Deductions, Wavier of Specified Premium, Guaranteed Minimum Death Benefit, and Child Insurance Rider. For a full explanation of product optional riders please refer to the products prospectus.

The total cash value charges for the years ended December 31, 2008 and 2007 amounted to $1,833,204 and $1,376,904, respectively.

Contract Charges
----------------

      Transfer Fee Charge
      -------------------

      A transfer fee of $25 will apply to transfers made by policyholders between the portfolios in excess of 15 transfers in a contract year. Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from the amount transferred prior to the allocation to a different portfolio.

      Re-Underwriting Fee Charge
      --------------------------

      If a transaction under a policy requires underwriting approval after the commencement date a fee of $25 is deducted.

      Illustration Charge
      -------------------

      One personalized illustration is free of charge each policy year. A fee of $25 (to be paid in cash) will be assessed for any additional illustration requests during the policy year.

      Surrender Charges
      -----------------

      During the first nine contract years, certain contracts include a provision for a charge upon the surrender, partial surrender or increase in the specified death benefit of the contract. The amount assessed under the contract terms, if any, depends upon the specified rate associated with the particular contract. The rate is determined based on a number of factors, including the insured's age, sex, underwriting risk classification, and the contract year of surrender. The surrender charges are assessed by Jackson and withheld from the proceeds of withdrawals.

The total contract charges for the years ended December 31, 2008 and 2007 amounted to $25 and $134, respectively.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 4 - Purchases and Sales of Investments
-------------------------------------------

      For the year ended December 31, 2008, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------
                                                                      Proceeds
                                                         Purchases   from Sales
                                                        ----------   ----------
JNL/AIM Global Real Estate Fund                         $  266,445   $  110,877
JNL/AIM International Growth Fund                          384,797      209,520
JNL/AIM Large Cap Growth Fund                              401,166      177,039
JNL/AIM Small Cap Growth Fund                              130,687       67,624
JNL/Capital Guardian Global Balanced Fund                  227,675      227,243
JNL/Capital Guardian Global Diversified Research Fund      243,069      113,522
JNL/Capital Guardian International Small Cap Fund           75,237       17,128
JNL/Capital Guardian U.S. Growth Equity Fund                94,518       45,379
JNL/Credit Suisse Global Natural Resources Fund            778,366      426,282
JNL/Credit Suisse Long/Short Fund                           42,202       12,024
JNL/Eagle Core Equity Fund                                  47,450       16,176
JNL/Eagle SmallCap Equity Fund                             218,923      151,481
JNL/Franklin Templeton Global Growth Fund                  185,881       71,912
JNL/Franklin Templeton Income Fund                         247,478       98,482
JNL/Franklin Templeton Mutual Shares Fund                  131,092       84,151
JNL/Franklin Templeton Small Cap Value Fund                144,482       46,947
JNL/Goldman Sachs Core Plus Bond Fund                      150,514      101,982
JNL/Goldman Sachs Emerging Markets Debt Fund                   357            4
JNL/Goldman Sachs Mid Cap Value Fund                       274,068       75,020
JNL/Goldman Sachs Short Duration Bond Fund                 184,927      135,888
JNL/JPMorgan International Value Fund                      561,478      158,421
JNL/JPMorgan MidCap Growth Fund                             69,839       27,547
JNL/JPMorgan U.S. Government & Quality Bond Fund           830,217      102,779
JNL/Lazard Emerging Markets Fund                           373,114      224,885
JNL/Lazard Mid Cap Equity Fund                              94,234      144,488
JNL/Lazard Small Cap Equity Fund                           106,045       63,375
JNL/M&G Global Basics Fund                                      --           --
JNL/M&G Global Leaders Fund                                     --           --
JNL/MCM Bond Index Fund                                    230,050       91,853

                                                                      Proceeds
                                                         Purchases   from Sales
                                                        ----------   ----------
JNL/MCM Enhanced S&P 500 Stock Index Fund               $  121,287      $20,942
JNL/MCM European 30 Fund                                        --           --
JNL/MCM International Index Fund                           382,952      601,066
JNL/MCM Pacific Rim 30 Fund                                  1,939           15
JNL/MCM S&P 400 MidCap Index Fund                          224,240       77,803
JNL/MCM S&P 500 Index Fund                                 428,213      217,537
JNL/MCM Small Cap Index Fund                               174,116       74,996
JNL/Oppenheimer Global Growth Fund                         295,604       93,325
JNL/PAM Asia ex-Japan Fund                                  12,683          126
JNL/PAM China-India Fund                                    41,603        2,633
JNL/PIMCO Real Return Fund                                 844,441      548,653
JNL/PIMCO Total Return Bond Fund                         1,410,726      749,737
JNL/PPM America Core Equity Fund                            12,969        6,465
JNL/PPM America High Yield Bond Fund                        77,038       38,495
JNL/PPM America Mid Cap Value Fund                          73,931       69,345
JNL/PPM America Small Cap Value Fund                        54,990       19,592
JNL/PPM America Value Equity Fund                           22,587       12,758
JNL/Red Rocks Listed Private Equity Fund                    26,507       16,975
JNL/S&P Competitive Advantage Fund                         211,900      178,044
JNL/S&P Dividend Income & Growth Fund                       47,155        1,344
JNL/S&P Intrinsic Value Fund                               553,135      409,922
JNL/S&P Total Yield Fund                                    23,142          634
JNL/Select Balanced Fund                                   309,186      103,843
JNL/Select Money Market Fund                             3,706,096    2,388,131
JNL/Select Value Fund                                      310,421      115,581
JNL/T.Rowe Price Established Growth Fund                   239,026      106,223
JNL/T.Rowe Price Mid-Cap Growth Fund                       537,665      210,032
JNL/T.Rowe Price Value Fund                                332,487      254,577

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 4 - Purchases and Sales of Investments (continued)
-------------------------------------------------------

--------------------------------------------------------------------------------
                             JNL Variable Fund LLC
--------------------------------------------------------------------------------
                                                                      Proceeds
                                                         Purchases   from Sales
                                                        ----------   ----------
JNL/MCM 25 Fund                                         $  104,729   $  144,787
JNL/MCM Communications Sector Fund                          72,575       16,742
JNL/MCM Consumer Brands Sector Fund                         14,424          998
JNL/MCM Dow SM Dividend Fund                                87,726       29,926
JNL/MCM Financial Sector Fund                              216,813       69,171
JNL/MCM Healthcare Sector Fund                             136,601       39,730
JNL/MCM JNL 5 Fund                                       6,320,961    3,250,954
JNL/MCM JNL Optimized 5 Fund                               817,944      228,544
JNL/MCM Nasdaq(R) 25 Fund                                   15,156        5,566

                                                                      Proceeds
                                                         Purchases   from Sales
                                                        ----------   ----------
JNL/MCM NYSE(R) International 25 Fund                   $  181,300   $   64,443
JNL/MCM Oil & Gas Sector Fund                              688,273      331,091
JNL/MCM S&P(R) 24 Fund                                      36,831       19,424
JNL/MCM S&P(R) SMid 60 Fund                                 98,026       16,021
JNL/MCM Select Small-Cap Fund                              116,544       70,041
JNL/MCM Technology Sector Fund                              90,391       24,724
JNL/MCM Value Line(R) 30 Fund                              195,836       62,548
JNL/MCM VIP Fund                                           607,365      335,033

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights
-----------------------------

The following is a summary for each period in the five year period ended December 31, 2008 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data. Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the separate account.

                                                                                                            JNL/Capital
                                JNL/AIM Global          JNL/AIM            JNL/AIM           JNL/AIM      Guardian Global
                                  Real Estate         International       Large Cap         Small Cap         Balanced
                                 Portfolio(a)       Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                --------------      ----------------  ----------------  ----------------  ---------------
Highest expense ratio
Period ended December 31, 2008

  Unit Value                    $     8.515419      $      12.352269  $       9.275909  $       9.886037  $      9.683308
  Total Return*                         -36.08%               -41.38%           -38.11%           -40.12%          -28.76%
  Ratio of Expenses**                     0.90%                 0.90%             0.90%             0.90%            0.90%

Period ended December 31, 2007

  Unit Value                    $    13.321591      $      21.073376  $      14.987748  $      16.510330  $     13.593315
  Total Return*                         -15.59%                 8.97%            15.00%            10.57%            7.27%
  Ratio of Expenses**                     0.90%                 0.90%             0.90%             0.90%            0.90%

Period ended December 31, 2006

  Unit Value                    $    15.781580      $      19.339354  $      13.032768  $      14.931429  $     12.672464
  Total Return*                          35.37%                21.88%             7.02%            13.71%            9.98%
  Ratio of Expenses**                     0.90%                 0.90%             0.90%             0.90%            0.90%

Period ended December 31, 2005

  Unit Value                    $    11.658101      $      15.868157  $      12.178317  $      13.131109  $     11.522162
  Total Return*                          16.58%***              9.92%             6.52%             7.76%            9.32%
  Ratio of Expenses**                     0.90%                 0.90%             0.90%             0.90%            0.90%

Period ended December 31, 2004

  Unit Value                               n/a      $      14.435758  $      11.433328  $      12.185226  $     10.540035
  (1) Total Return*                        n/a                 11.16%             6.72%             2.97%            6.35%
  Ratio of Expenses**                      n/a                  0.90%             0.90%             0.90%            0.90%

                                    JNL/Capital        JNL/Capital           JNL/Capital     JNL/Credit Suisse          JNL/
                                  Guardian Global       Guardian            Guardian U.S.      Global Natural      Credit Suisse
                                    Diversified       International       SmalGrowth Equity      Resources           Long/Short
                                Research Portfolio  Cap Portfolio(c)          Portfolio         Portfolio(b)        Portfolio(b)
                                ------------------  ----------------      -----------------  -----------------     -------------
Highest expense ratio
Period ended December 31, 2008

  Unit Value                    $        19.359090  $       4.516919      $       19.310952  $        6.681945     $    6.698412
  Total Return*                             -42.87%           -54.25%                -41.34%            -51.62%           -38.07%
  Ratio of Expenses**                         0.90%             0.90%                  0.90%              0.90%             0.90%

Period ended December 31, 2007

  Unit Value                    $        33.887139  $       9.873173      $       32.918860  $       13.810204     $   10.816878
  Total Return*                              19.78%            -1.27%***               8.95%             38.10%***          8.17%***
  Ratio of Expenses**                         0.90%             0.90%                  0.90%              0.90%             0.90%

Period ended December 31, 2006

  Unit Value                    $        28.291702               n/a      $       30.213500                n/a               n/a
  Total Return*                              12.56%              n/a                   3.94%               n/a               n/a
  Ratio of Expenses**                         0.90%              n/a                   0.90%               n/a               n/a

Period ended December 31, 2005

  Unit Value                    $        25.134858               n/a      $       29.068231                n/a               n/a
  Total Return*                               1.14%              n/a                   3.88%               n/a               n/a
  Ratio of Expenses**                         0.90%              n/a                   0.90%               n/a               n/a

Period ended December 31, 2004

  Unit Value                    $        24.851261               n/a      $       27.981677                n/a               n/a
  (1) Total Return*                           6.31%              n/a                   6.33%               n/a               n/a
  Ratio of Expenses**                         0.90%              n/a                   0.90%               n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                                                                        JNL/Capital
                                JNL/AIM Global       JNL/AIM           JNL/AIM           JNL/AIM      Guardian Global
                                  Real Estate     International       Large Cap         Small Cap         Balanced
                                 Portfolio(a)   Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                --------------  ----------------  ----------------  ----------------  ---------------
Lowest expense ratio
Period ended December 31, 2008

  Unit Value                    $     8.748010  $      13.679877  $       9.810428  $      10.446860  $     10.332839
  Total Return*                         -35.60%           -40.94%           -37.64%           -39.67%          -28.23%
  Ratio of Expenses**                     0.15%             0.15%             0.15%             0.15%            0.15%

Period ended December 31, 2007

  Unit Value                    $    13.583168  $      23.164291  $      15.732489  $      17.316002  $     14.396725
  Total Return*                         -14.95%             9.79%            15.95%            11.56%            8.08%
  Ratio of Expenses**                     0.15%             0.15%             0.15%             0.15%            0.15%

Period ended December 31, 2006

  Unit Value                    $    15.970235  $      21.099172  $      13.567844  $      15.522342  $     13.320544
  Total Return*                          36.39%            22.91%             7.88%            14.55%           10.82%
  Ratio of Expenses**                     0.15%             0.15%             0.15%             0.15%            0.15%

Period ended December 31, 2005

  Unit Value                    $    11.709483  $      17.165760  $      12.577213  $      13.550122  $     12.020425
  Total Return*                          17.09%            14.18%            10.60%            14.83%           13.05%
  Ratio of Expenses**                     0.15%             0.15%             0.15%             0.15%            0.15%

Period ended December 31, 2004

  Unit Value                               n/a               n/a               n/a               n/a              n/a
  (1) Total Return*                        n/a               n/a               n/a               n/a              n/a
  Ratio of Expenses**                      n/a               n/a               n/a               n/a              n/a

                                    JNL/Capital        JNL/Capital           JNL/Capital     JNL/Credit Suisse          JNL/
                                  Guardian Global       Guardian            Guardian U.S.      Global Natural      Credit Suisse
                                    Diversified       International       SmalGrowth Equity      Resources           Long/Short
                                Research Portfolio  Cap Portfolio(c)          Portfolio         Portfolio(b)        Portfolio(b)
                                ------------------  ----------------      -----------------  -----------------     ------------
Lowest expense ratio
Period ended December 31, 2008

  Unit Value                    $        21.516089  $       9.810138      $       21.365110  $        6.778767     $    6.780466
  Total Return*                             -42.44%            -1.90%***             -40.90%            -51.25%           -37.52%
  Ratio of Expenses**                         0.15%             0.15%                  0.15%              0.15%             0.15%

Period ended December 31, 2007

  Unit Value                    $        37.382502               n/a      $       36.150717  $       13.905731     $   10.851428
  Total Return*                              20.76%              n/a                   9.89%             39.06%***          8.51%***
  Ratio of Expenses**                         0.15%              n/a                   0.15%              0.15%             0.15%

Period ended December 31, 2006

  Unit Value                    $        30.955660               n/a      $       32.898515                n/a               n/a
  Total Return*                              13.51%              n/a                   4.65%               n/a               n/a
  Ratio of Expenses**                         0.15%              n/a                   0.15%               n/a               n/a

Period ended December 31, 2005

  Unit Value                    $        27.270353               n/a      $       31.462893                n/a               n/a
  Total Return*                               5.69%              n/a                   7.84%               n/a               n/a
  Ratio of Expenses**                         0.15%              n/a                   0.15%               n/a               n/a

Period ended December 31, 2004

  Unit Value                                   n/a               n/a                    n/a                n/a               n/a
  (1) Total Return*                            n/a               n/a                    n/a                n/a               n/a
  Ratio of Expenses**                          n/a               n/a                    n/a                n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                          JNL/AIM Global      JNL/AIM           JNL/AIM          JNL/AIM        Guardian Global
                                           Real Estate     International       Large Cap        Small Cap         Balanced
                                           Portfolio(a)   Growth Portfolio  Growth Portfolio  Growth Portfolio    Portfolio
                                          --------------  ----------------  ----------------  ----------------  ---------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)          $          292  $            223  $            402  $             97  $           185
   (1) Units Outstanding (in thousands)               34                18                43                10               19
   Investment Income Ratio *                        2.71%             0.45%             0.36%             0.00%            1.01%

Period ended December 31, 2007

   (1) Net Assets (in thousands)          $          359  $            250  $            434  $            102  $           285
   (1) Units Outstanding (in thousands)               27                12                29                 6               21
   Investment Income Ratio *                        3.44%             2.53%             0.69%             0.35%            4.84%

Period ended December 31, 2006

   Net Assets (in thousands)              $          212  $            105  $            221  $             77  $            40
   Units Outstanding (in thousands)                   13                 5                17                 5                3
   Investment Income Ratio *                        1.89%             0.44%             0.12%             0.00%            1.03%

Period ended December 31, 2005

   Net Assets (in thousands)              $           28  $             20  $            124  $             40  $            19
   Units Outstanding (in thousands)                    2                 1                10                 3                2
   Investment Income Ratio *                        0.00%             4.99%             0.07%            0 .00%            0.01%

Period ended December 31, 2004

   Net Assets (in thousands)                         n/a  $             --  $             22  $              6  $             1
   Units Outstanding (in thousands)                  n/a                --                 2                --               --
   Investment Income Ratio *                         n/a              2.00%             0.00%             0.00%            1.28%

                                            JNL/Capital          JNL/Capital        JNL/Capital    JNL/Credit Suisse      JNL/
                                           Guardian Global         Guardian         Guardian U.S.   Global Natural    Credit Suisse
                                            Diversified       International Small  Growth Equity      Resources         Long/Short
                                          Research Portfolio    Cap Portfolio(c)    Portfolio        Portfolio(b)      Portfolio(b)
                                          ------------------  -------------------  --------------  -----------------  -------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)          $              160  $                35  $           79  $             270  $          25
   (1) Units Outstanding (in thousands)                    8                    7               4                 40              4
   Investment Income Ratio *                            0.00%                0.27%           0.15%              0.25%          0.00%

Period ended December 31, 2007

   (1) Net Assets (in thousands)          $              129  $                10  $           78  $             163  $           8
   (1) Units Outstanding (in thousands)                    4                    1               2                 12              1
   Investment Income Ratio *                            1.44%                0.00%           0.00%              0.00%          0.00%

Period ended December 31, 2006

   Net Assets (in thousands)              $               72                  n/a  $           53                n/a            n/a
   Units Outstanding (in thousands)                        3                  n/a               2                n/a            n/a
   Investment Income Ratio *                            0.41%                 n/a            0.00%               n/a            n/a

Period ended December 31, 2005

   Net Assets (in thousands)              $                8                  n/a  $           26                n/a            n/a
   Units Outstanding (in thousands)                       --                  n/a               1                n/a            n/a
   Investment Income Ratio *                            1.03%                 n/a            0.00%               n/a            n/a

Period ended December 31, 2004

   Net Assets (in thousands)              $               --                  n/a  $            1                n/a            n/a
   Units Outstanding (in thousands)                       --                  n/a              --                n/a            n/a
   Investment Income Ratio *                            0.00%                 n/a            0.00%               n/a            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                               JNL/Franklin
                                 JNL/Eagle     JNL/Eagle         Templeton           JNL/Franklin             JNL/Franklin
                                Core Equity  SmallCap Equity  Global Growth           Templeton              Templeton Mutual
                                 Portfolio     Portfolio        Portfolio(c)      Income Portfolio(b)      Shares Portfolio(c)
                                -----------  ---------------  --------------      -------------------      -------------------
Highest expense ratio
Period ended December 31, 2008

  Unit Value                    $ 12.611717  $     17.206620  $     5.900166      $          7.726319      $          6.133415
  Total Return*                      -39.48%          -38.72%         -41.04%                  -30.14%                  -38.32%
  Ratio of Expenses**                  0.90%            0.90%           0.90%                    0.90%                    0.90%

Period ended December 31, 2007

  Unit Value                    $ 20.839390  $     28.080192  $    10.006324      $         11.060050      $          9.944002
  Total Return*                       -0.07%           11.26%           0.06%***                 1.03%                   -0.56%***
  Ratio of Expenses**                  0.90%            0.90%           0.90%                    0.90%                    0.90%

Period ended December 31, 2006

  Unit Value                    $ 20.854650  $     25.239352             n/a      $         10.947149                      n/a
  Total Return*                       11.52%           19.27%            n/a                     9.47%***                  n/a
  Ratio of Expenses**                  0.90%            0.90%            n/a                     0.90%                     n/a

Period ended December 31, 2005

  Unit Value                    $ 18.700141  $     21.162138             n/a                      n/a                      n/a
  Total Return*                        2.63%            1.79%            n/a                      n/a                      n/a
  Ratio of Expenses**                  0.90%            0.90%            n/a                      n/a                      n/a

Period ended December 31, 2004

  Unit Value                    $ 18.220254  $     20.789885             n/a                      n/a                      n/a
  (1) Total Return*                    2.99%            9.59%            n/a                      n/a                      n/a
  Ratio of Expenses**                  0.90%            0.90%            n/a                      n/a                      n/a

                          JNL/Franklin               JNL/         JNL/Goldman             JNL/                    JNL/
                           Templeton            Goldman Sachs   Sachs Emerging        Goldman Sachs            Goldman Sachs
                           Small Cap               Core Plus      Markets Debt           Mid Cap              Short Duration
                        Value Portfolio(a)      Bond Portfolio   Portfolio(d)        Value Portfolio(a)      Bond Portfolio(b)
                        ------------------      --------------  --------------      -------------------      -----------------
Highest expense ratio
Period ended
  December 31, 2008

  Unit Value            $         7.935814      $    21.173755  $     9.659549      $          8.432045      $       10.065465
  Total Return*                     -33.66%              -5.80%          -3.40%***               -36.61%                 -6.50%
  Ratio of Expenses**                 0.90%               0.90%           0.90%                    0.90%                  0.90%

Period ended
  December 31, 2007

  Unit Value            $        11.962966      $    22.476571             n/a      $         13.301278      $       10.765363
  Total Return*                      -6.74%               6.22%            n/a                     2.05%                  4.62%
  Ratio of Expenses**                 0.90%               0.90%            n/a                     0.90%                  0.90%

Period ended
  December 31, 2006

  Unit Value            $        12.826857      $    21.161250             n/a      $         13.034457      $       10.289759
  Total Return*                      16.88%               4.00%            n/a                    15.02%                  2.90%***
  Ratio of Expenses**                 0.90%               0.90%            n/a                     0.90%                  0.90%

Period ended
  December 31, 2005

  Unit Value            $        10.974426      $    20.347453             n/a      $         11.331977                    n/a
  Total Return*                       9.74%***            1.95%            n/a                    13.32%***                n/a
  Ratio of Expenses**                 0.90%               0.90%            n/a                     0.90%                    n/a

Period ended
  December 31, 2004

  Unit Value                           n/a      $    19.957414             n/a                      n/a                    n/a
  (1) Total Return*                    n/a                4.35%            n/a                      n/a                    n/a
  Ratio of Expenses**                  n/a                0.90%            n/a                      n/a                    n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                                JNL/Franklin
                                  JNL/Eagle     JNL/Eagle        Templeton           JNL/Franklin             JNL/Franklin
                                 Core Equity  SmallCap Equity  Global Growth          Templeton             Templeton Mutual
                                  Portfolio     Portfolio       Portfolio(c)      Income Portfolio(b)      Shares Portfolio(c)
                                 -----------  ---------------  -------------      -------------------      -------------------
Lowest expense ratio
Period ended December 31, 2008

  Unit Value                     $ 13.831319  $     18.897657  $    5.981444      $          7.874025      $          6.224612
  Total Return*                       -39.02%          -38.26%        -40.59%                  -29.62%                      -37.86%
  Ratio of Expenses**                   0.15%            0.15%          0.15%                    0.15%                    0.15%

Period ended December 31, 2007

  Unit Value                     $ 22.681201  $     30.609406  $   10.068404      $         11.187374      $         10.016526
  Total Return*                         0.67%           12.08%          0.68%***                 1.81%                    0.17%***
  Ratio of Expenses**                   0.15%            0.15%          0.15%                    0.15%                    0.15%

Period ended December 31, 2006

  Unit Value                     $ 22.530903  $     27.309652            n/a      $         10.988884                      n/a
  Total Return*                        12.38%           20.29%           n/a                     9.89%***                  n/a
  Ratio of Expenses**                   0.15%            0.15%           n/a                     0.15%                     n/a

Period ended December 31, 2005

  Unit Value                     $ 20.049426  $     22.702383              n/a                    n/a                      n/a
(1) Total Return*                       5.74%            9.03%            n/a                     n/a                      n/a
  Ratio of Expenses**                   0.15%            0.15%            n/a                     n/a                      n/a

Period ended December 31, 2004

  Unit Value                             n/a              n/a            n/a                      n/a                      n/a
  Total Return*                          n/a              n/a            n/a                      n/a                      n/a
  Ratio of Expenses**                    n/a              n/a            n/a                      n/a                      n/a

                                  JNL/Franklin           JNL/         JNL/Goldman             JNL/                JNL/
                                   Templeton          Goldman Sachs  Sachs Emerging       Goldman Sachs       Goldman Sachs
                                   Small Cap           Core Plus      Markets Debt           Mid Cap            Short Duration
                                 Value Portfolio(a)  Bond Portfolio    Portfolio(d)      Value Portfolio(a)  Bond Portfolio(b)
                                 ------------------  --------------  --------------      ------------------  -----------------
Lowest expense ratio

Period ended December 31, 2008
  Unit Value                     $         8.157542  $    23.442004  $     9.678779      $         8.665127  $       10.191049
  Total Return*                              -33.16%          -5.09%          -3.21%***              -36.13%             -5.79%
  Ratio of Expenses**                          0.15%           0.15%           0.15%                   0.15%              0.15%

Period ended December 31, 2007

  Unit Value                     $        12.204810  $    24.698462             n/a      $        13.566891  $       10.817285
  Total Return*                               -6.02%           7.02%            n/a                    2.82%              4.92%
  Ratio of Expenses**                          0.15%           0.15%            n/a                    0.15%              0.15%

Period ended December 31, 2006

  Unit Value                     $        12.986803  $    23.078148             n/a      $        13.195052  $       10.309745
  Total Return*                               17.75%           4.89%            n/a                   15.86%              3.10%***
  Ratio of Expenses**                          0.15%           0.15%            n/a                    0.15%              0.15%

Period ended December 31, 2005

  Unit Value                     $        11.029022  $    22.003260              n/a     $        11.388570                n/a
(1)Total Return*                              10.29%           3.02%             n/a                  13.88%               n/a
  Ratio of Expenses**                          0.15%           0.15%             n/a                   0.15%               n/a

Period ended December 31, 2004

  Unit Value                                    n/a             n/a             n/a                     n/a                n/a
  Total Return*                                 n/a             n/a             n/a                     n/a                n/a
  Ratio of Expenses**                           n/a             n/a             n/a                     n/a                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                                        JNL/Franklin
                                          JNL/Eagle     JNL/Eagle        Templeton        JNL/Franklin         JNL/Franklin
                                         Core Equity  SmallCap Equity  Global Growth        Templeton        Templeton Mutual
                                          Portfolio     Portfolio        Portfolio(c)  Income Portfolio(b)  Shares Portfolio(c)
                                         -----------  ---------------  --------------  -------------------  -------------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)         $        63  $           178  $          153  $               228  $               107
   (1) Units Outstanding (in thousands)            5               10              26                   29                   17
   Investment Income Ratio *                    3.35%            0.00%           0.02%                0.11%                0.00%

Period ended December 31, 2007

   (1) Net Assets (in thousands)         $        97  $           208  $          111  $               170  $               109
   (1) Units Outstanding (in thousands)            5                7              11                   15                   11
   Investment Income Ratio *                    1.03%            2.83%           1.90%               12.86%                0.00%

Period ended December 31, 2006

   Net Assets (in thousands)             $        54  $           107             n/a  $                 4                  n/a
   Units Outstanding (in thousands)                3                4             n/a                   --                  n/a
   Investment Income Ratio *                    0.01%            0.00%            n/a                 6.87%                 n/a

Period ended December 31, 2005

   Net Assets (in thousands)             $        32  $            34             n/a                  n/a                  n/a
   Units Outstanding (in thousands)                2                2             n/a                  n/a                  n/a
   Investment Income Ratio *                    0.96%            0.00%            n/a                  n/a                  n/a

Period ended December 31, 2004

   Net Assets (in thousands)             $        19  $             6             n/a                  n/a                  n/a
   Units Outstanding (in thousands)                1               --             n/a                  n/a                  n/a
   Investment Income Ratio *                    0.92%            0.00%            n/a                  n/a                  n/a

                                          JNL/Franklin           JNL/         JNL/Goldman         JNL/                JNL/
                                            Templeton        Goldman Sachs   Sachs Emerging   Goldman Sachs       Goldman Sachs
                                            Small Cap          Core Plus      Markets Debt       Mid Cap           Short Duration
                                         Value Portfolio(a)  Bond Portfolio    Portfolio(d)  Value Portfolio(a)  Bond Portfolio(b)
                                         ------------------  --------------  --------------  ------------------  -----------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)         $              137  $          193  $            0  $              244  $              50
   (1) Units Outstanding (in thousands)                  17               9               0                  29                  5
   Investment Income Ratio *                           1.48%           4.42%           0.00%               1.62%              1.91%

Period ended December 31, 2007

   (1) Net Assets (in thousands)         $              120  $          167             n/a  $              210  $               9
   (1) Units Outstanding (in thousands)                  10               7             n/a                  16                  1
   Investment Income Ratio *                           3.63%           4.96%            n/a                3.77%              8.11%

Period ended December 31, 2006

   Net Assets (in thousands)             $              106  $          146             n/a  $               74  $              --
   Units Outstanding (in thousands)                       8               7             n/a                   6                 --
   Investment Income Ratio *                           1.32%           0.08%            n/a                2.48%              0.00%

Period ended December 31, 2005

   Net Assets (in thousands)             $               28  $           65             n/a  $               36                n/a
   Units Outstanding (in thousands)                       3               3             n/a                   3                n/a
   Investment Income Ratio *                           0.00%           8.24%            n/a                0.00%               n/a

Period ended December 31, 2004

   Net Assets (in thousands)                            n/a  $            7             n/a                 n/a                n/a
   Units Outstanding (in thousands)                     n/a              --             n/a                 n/a                n/a
   Investment Income Ratio *                            n/a            3.63%            n/a                 n/a                n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                                        JNL/JPMorgan
                                       JNL/JPMorgan    JNL/JPMorgan   U.S. Government      JNL/Lazard            JNL/Lazard
                                      International   MidCap Growth    & Quality Bond   Emerging Markets           Mid Cap
                                     Value Portfolio    Portfolio        Portfolio        Portfolio(a)        Equity Portfolio
                                     ---------------  -------------  -----------------  ----------------      ----------------
Highest expense ratio
Period ended December 31, 2008

  Unit Value                         $     10.395044  $   15.591780  $       19.393509  $       7.103379      $      13.027461
  Total Return*                               -44.94%        -44.81%              5.77%           -50.39%               -39.43%
  Ratio of Expenses**                           0.90%          0.90%              0.90%             0.90%                 0.90%

Period ended December 31, 2007

  Unit Value                         $     18.879743  $   28.251903  $       18.334812  $      14.317160      $      21.508333
  Total Return*                                11.22%          7.15%              5.67%            30.93%                -3.38%
  Ratio of Expenses**                           0.90%          0.90%              0.90%             0.90%                 0.90%

Period ended December 31, 2006

  Unit Value                         $     16.974826  $   26.366030  $       17.350230  $      10.935330      $      22.261780
  Total Return*                                31.09%         11.31%              2.47%             9.35%***             13.83%
  Ratio of Expenses**                           0.90%          0.90%              0.90%             0.90%                 0.90%

Period ended December 31, 2005

  Unit Value                         $     12.949414  $   23.687175  $       16.932735               n/a      $      19.557843
  Total Return*                                17.89%          5.39%              1.61%              n/a                  8.01%
  Ratio of Expenses**                           0.90%          0.90%              0.90%              n/a                  0.90%

Period ended December 31, 2004

  Unit Value                         $     10.985522  $   22.476700  $       16.663951               n/a      $      18.106710
 (1)Total Return*                              15.15%         12.75%              0.50%              n/a                 14.97%
  Ratio of Expenses**                           0.90%          0.90%              0.90%              n/a                  0.90%

                                        JNL/Lazard        JNL/M&G             JNL/M&G                             JNL/MCM
                                         Small Cap     Global Basics      Global Leaders         JNL/MCM         Bond Index
                                     Equity Portfolio   Portfolio(b)       Portfolio(b)       25 Portfolio       Portfolio
                                     ----------------  -------------      --------------      ------------       ----------
Highest expense ratio
Period ended December 31, 2008

  Unit Value                         $      10.437628  $    8.412191      $     8.342680      $   6.539178      $ 12.847217
  Total Return*                                -39.08%        -15.88%***          -16.57%***        -35.66%            2.96%
  Ratio of Expenses**                            0.90%          0.90%               0.90%             0.90%            0.90%

Period ended December 31, 2007

  Unit Value                         $      17.134661            n/a                 n/a      $  10.164025      $ 12.478394
  Total Return*                                 -7.47%           n/a                 n/a             -3.46%            5.72%
  Ratio of Expenses**                            0.90%           n/a                 n/a              0.90%            0.90%

Period ended December 31, 2006

  Unit Value                         $      18.518176            n/a                 n/a      $  10.528745      $ 11.802936
  Total Return*                                 16.08%           n/a                 n/a              5.29%***         2.92%
  Ratio of Expenses**                            0.90%           n/a                 n/a              0.90%            0.90%

Period ended December 31, 2005

  Unit Value                         $      15.953233            n/a                 n/a               n/a      $ 11.468049
  Total Return*                                  3.91%           n/a                 n/a               n/a             1.13%
  Ratio of Expenses**                            0.90%           n/a                 n/a               n/a             0.90%

Period ended December 31, 2004

  Unit Value                         $      15.352967            n/a                 n/a               n/a      $ 11.339800
 (1) Total Return*                               8.58%           n/a                 n/a               n/a             0.31%
  Ratio of Expenses**                            0.90%           n/a                 n/a               n/a             0.90%

* Total return for period indicated, including changes in the value o f the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                                        JNL/JPMorgan
                                       JNL/JPMorgan    JNL/JPMorgan   U.S. Government     JNL/Lazard            JNL/Lazard
                                      International   MidCap Growth    & Quality Bond  Emerging Markets           Mid Cap
                                     Value Portfolio     Portfolio       Portfolio       Portfolio(a)        Equity Portfolio
                                     ---------------  --------------  ---------------  ----------------      ----------------
Lowest expense ratio
Period ended December 31, 2008

  Unit Value                         $     11.286765  $    17.350449  $     21.535939  $       7.246826      $      14.124882
  Total Return*                               -44.53%         -44.33%            6.61%           -50.01%               -38.97%
  Ratio of Expenses**                           0.15%           0.15%            0.15%             0.15%                 0.15%

Period ended December 31, 2007

  Unit Value                         $     20.346161  $    31.168702  $     20.201121  $      14.497151      $      23.145991
  Total Return*                                12.06%           8.16%            6.64%            31.92%                -2.65%
  Ratio of Expenses**                           0.15%           0.15%            0.15%             0.15%                 0.15%

Period ended December 31, 2006

  Unit Value                         $     18.156141  $    28.818034  $     18.943374  $      10.989271      $      23.776963
  Total Return*                                32.38%          12.21%            3.26%             9.89%***             14.68%
  Ratio of Expenses**                           0.15%           0.15%            0.15%             0.15%                 0.15%

Period ended December 31, 2005

  Unit Value                         $     13.714953  $    25.681552  $     18.344743               n/a      $      20.732990
  Total Return*                                21.49%          10.62%            2.64%               n/a                11.94%
  Ratio of Expenses**                           0.15%           0.15%            0.15%               n/a                 0.15%

Period ended December 31, 2004

  Unit Value                                     n/a             n/a              n/a               n/a                   n/a
 (1)Total Return*                                n/a             n/a              n/a               n/a                   n/a
  Ratio of Expenses**                            n/a             n/a              n/a               n/a                   n/a

                                        JNL/Lazard        JNL/M&G             JNL/M&G                             JNL/MCM
                                         Small Cap     Global Basics      Global Leaders         JNL/MCM         Bond Index
                                     Equity Portfolio   Portfolio(b)       Portfolio(b)       25 Portfolio       Portfolio
                                     ----------------  -------------      --------------      ------------      -----------
Lowest expense ratio
Period ended December 31, 2008

  Unit Value                         $      11.319513  $    8.427028      $     8.357392      $   6.674553      $ 13.572690
  Total Return*                                -38.63%        -15.73%***          -16.43%***        -35.15%            3.73%
  Ratio of Expenses**                            0.15%          0.15%               0.15%             0.15%            0.15%

Period ended December 31, 2007

  Unit Value                         $      18.443511            n/a                 n/a      $  10.292010      $ 13.084533
  Total Return*                                 -6.76%           n/a                 n/a             -2.73%            6.54%
  Ratio of Expenses**                            0.15%           n/a                 n/a              0.15%            0.15%

Period ended December 31, 2006

  Unit Value                         $      19.781003            n/a                 n/a      $  10.581230      $ 12.281892
  Total Return*                                 16.95%           n/a                 n/a              5.81%***         3.88%
  Ratio of Expenses**                            0.15%           n/a                 n/a              0.15%            0.15%

Period ended December 31, 2005

  Unit Value                         $      16.914450            n/a                 n/a               n/a      $ 11.822772
  Total Return*                                 10.60%           n/a                 n/a               n/a             2.15%
  Ratio of Expenses**                            0.15%           n/a                 n/a               n/a             0.15%

Period ended December 31, 2004

  Unit Value                                      n/a            n/a                 n/a               n/a              n/a
 (1)Total Return*                                 n/a            n/a                 n/a               n/a              n/a
  Ratio of Expenses**                             n/a            n/a                 n/a               n/a              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                                             JNL/JPMorgan
                                           JNL/JPMorgan      JNL/JPMorgan   U.S. Government      JNL/Lazard         JNL/Lazard
                                           International    MidCap Growth   & Quality Bond    Emerging Markets       Mid Cap
                                          Value Portfolio     Portfolio        Portfolio        Portfolio(a)     Equity Portfolio
                                          ---------------   -------------   ---------------   ----------------   ----------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)          $           455   $          77   $           893   $            236   $            165
   (1) Units Outstanding (in thousands)                43               5                46                 33                 12
   Investment Income Ratio *                         3.00%           0.00%             5.57%              1.00%              1.37%

Period ended December 31, 2007

   (1) Net Assets (in thousands)          $           464   $          90   $           135   $            347   $            327
   (1) Units Outstanding (in thousands)                24               3                 7                 24                 15
   Investment Income Ratio *                         7.40%           0.00%             8.25%              0.56%              7.14%

Period ended December 31, 2006

   Net Assets (in thousands)              $           226   $          33   $            30   $             40   $            211
   Units Outstanding (in thousands)                    13               1                 2                  4                  9
   Investment Income Ratio *                         2.98%           0.00%             0.00%              0.00%              2.78%

Period ended December 31, 2005

   Net Assets (in thousands)              $            41   $          15   $            17                n/a   $            128
   Units Outstanding (in thousands)                     3               1                 1                n/a                  7
   Investment Income Ratio *                         0.97%           0.59%             4.53%               n/a              21.55%

Period ended December 31, 2004

   Net Assets (in thousands)              $             4   $           2   $            12                n/a   $             28
   Units Outstanding (in thousands)                    --              --                 1                n/a                  2
   Investment Income Ratio *                         0.89%           0.00%             2.36%               n/a               0.28%

                                             JNL/Lazard         JNL/M&G         JNL/M&G                       JNL/MCM
                                             Small Cap       Global Basics   Global Leaders     JNL/MCM      Bond Index
                                          Equity Portfolio    Portfolio(b)    Portfolio(b)    25 Portfolio    Portfolio
                                          ----------------   -------------   --------------   ------------   ----------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)          $            146   $          --   $           --   $        151   $      446
   (1) Units Outstanding (in thousands)                 14              --               --             23           34
   Investment Income Ratio *                          0.00%            n/a              n/a           3.87%        4.89%

Period ended December 31, 2007

   (1) Net Assets (in thousands)          $            194             n/a              n/a   $        293   $      314
   (1) Units Outstanding (in thousands)                 11             n/a              n/a             29           25
   Investment Income Ratio *                          4.80%            n/a              n/a           1.23%        5.83%

Period ended December 31, 2006

   Net Assets (in thousands)              $            143             n/a              n/a   $        234   $      141
   Units Outstanding (in thousands)                      8             n/a              n/a             22           12
   Investment Income Ratio *                          9.25%            n/a              n/a           0.00%        1.07%

Period ended December 31, 2005

   Net Assets (in thousands)              $            102             n/a              n/a            n/a   $       44
   Units Outstanding (in thousands)                      6             n/a              n/a            n/a            4
   Investment Income Ratio *                          9.70%            n/a              n/a            n/a         4.00%

Period ended December 31, 2004

   Net Assets (in thousands)              $             26             n/a              n/a            n/a   $       17
   Units Outstanding (in thousands)                      2             n/a              n/a            n/a            1
   Investment Income Ratio *                          0.00%            n/a              n/a            n/a         2.30%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                                                             JNL/MCM
                                      JNL/MCM            JNL/MCM          JNL/MCM            Enhanced          JNL/MCM
                                   Communications     Consumer Brands   Dow Dividend       S&P 500 Stock     European 30
                                  Sector Portfolio   Sector Portfolio   Portfolio(c)      Index Portfolio   Portfolio(d)
                                  ----------------   ----------------   ------------      ---------------   ------------
Highest expense ratio
Period ended December 31, 2008

  Unit Value                      $       3.998507   $       7.734335   $   4.749595      $      6.599844   $   8.611155
  Total Return*                             -40.18%            -31.81%        -49.76%              -38.19%        -13.89%***
  Ratio of Expenses**                         0.90%              0.90%          0.90%                0.90%          0.90%

Period ended December 31, 2007

  Unit Value                      $       6.684744   $      11.342661   $   9.453472      $     10.677290            n/a
  Total Return*                               3.52%             -8.51%         -5.47%***             2.89%           n/a
  Ratio of Expenses**                         0.90%              0.90%          0.90%                0.90%           n/a

Period ended December 31, 2006

  Unit Value                      $       6.457355   $      12.397126            n/a      $     10.377575            n/a
  Total Return*                              35.46%             12.72%           n/a                16.02%           n/a
  Ratio of Expenses**                         0.90%              0.90%           n/a                 0.90%           n/a

Period ended December 31, 2005

  Unit Value                      $       4.767123   $      10.998273            n/a      $      8.944921            n/a
  Total Return*                               0.40%             -3.05%           n/a                 3.70%           n/a
  Ratio of Expenses**                         0.90%              0.90%           n/a                 0.90%           n/a

Period ended December 31, 2004

  Unit Value                      $       4.748237   $      11.344108            n/a      $      8.625882            n/a
  (1) Total Return*                           5.97%              6.08%           n/a                 6.99%           n/a
  Ratio of Expenses**                         0.90%              0.90%           n/a                 0.90%           n/a

                                      JNL/MCM            JNL/MCM            JNL/MCM         JNL/MCM         JNL/MCM
                                     Financial          Healthcare       International       JNL 5       JNL Optimized
                                  Sector Portfolio   Sector Portfolio   Index Portfolio   Portfolio(a)   5 Portfolio(b)
                                  ----------------   ----------------   ---------------   ------------   --------------
Highest expense ratio
Period ended December 31, 2008

  Unit Value                      $       6.318420   $      10.314029   $     12.131725   $   8.145188   $     6.510986
  Total Return*                             -50.98%            -23.74%           -43.33%        -42.88%          -46.45%
  Ratio of Expenses**                         0.90%              0.90%             0.90%          0.90%            0.90%

Period ended December 31, 2007

  Unit Value                      $      12.889675   $      13.524370   $     21.407291   $  14.259621   $    12.159189
  Total Return*                             -17.92%              6.86%             9.56%          0.72%           12.78%
  Ratio of Expenses**                         0.90%              0.90%             0.90%          0.90%            0.90%

Period ended December 31, 2006

  Unit Value                      $      15.702916   $      12.656454   $     19.538850   $  14.157430   $    10.781597
  Total Return*                              17.92%              5.50%            24.80%         17.92%            7.82%***
  Ratio of Expenses**                         0.90%              0.90%             0.90%          0.90%            0.90%

Period ended December 31, 2005

  Unit Value                      $      13.316365   $      11.996686   $     15.656093   $  12.005547              n/a
  Total Return*                               5.36%              6.84%            12.44%          9.94%             n/a
  Ratio of Expenses**                         0.90%              0.90%             0.90%          0.90%             n/a

Period ended December 31, 2004

  Unit Value                      $      12.638361   $      11.228753   $     13.923662   $  10.919851              n/a
  (1) Total Return*                           4.98%             -2.17%            14.07%          9.20%             n/a
  Ratio of Expenses**                         0.90%              0.90%             0.90%          0.90%             n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                                                                   JNL/MCM
                                            JNL/MCM            JNL/MCM          JNL/MCM            Enhanced         JNL/MCM
                                         Communications     Consumer Brands   Dow Dividend       S&P 500 Stock     European 30
                                        Sector Portfolio   Sector Portfolio   Portfolio(c)      Index Portfolio   Portfolio(d)
                                        ----------------   ----------------   ------------      ---------------   ------------
Lowest expense ratio
Period ended December 31, 2008

  Unit Value                            $       4.293020   $       8.306675   $   5.310079      $   7.093076      $   8.626346
  Total Return*                                   -39.73%            -31.30%        -46.90%***        -37.72%           -13.74%***
  Ratio of Expenses**                               0.15%              0.15%          0.15%             0.15%             0.15%

Period ended December 31, 2007

  Unit Value                            $       7.123304   $      12.091557            n/a      $  11.389490               n/a
  Total Return*                                     4.32%             -7.81%           n/a              3.67%              n/a
  Ratio of Expenses**                               0.15%              0.15%           n/a              0.15%              n/a

Period ended December 31, 2006

  Unit Value                            $       6.828616   $      13.115267            n/a      $  10.986725               n/a
  Total Return*                                    36.62%             13.54%           n/a             16.89%              n/a
  Ratio of Expenses**                               0.15%              0.15%           n/a              0.15%              n/a

Period ended December 31, 2005

  Unit Value                            $       4.998395   $      11.551310            n/a      $   9.399281               n/a
  (1) Total Return*                                 1.44%             -0.90%           n/a              6.68%              n/a
  Ratio of Expenses**                               0.15%              0.15%           n/a              0.15%              n/a

Period ended December 31, 2004

  Unit Value                                         n/a                n/a            n/a               n/a               n/a
  Total Return*                                      n/a                n/a            n/a               n/a               n/a
  Ratio of Expenses**                                n/a                n/a            n/a               n/a               n/a

                                            JNL/MCM            JNL/MCM           JNL/MCM         JNL/MCM          JNL/MCM
                                           Financial          Healthcare      International        JNL 5       JNL Optimized
                                        Sector Portfolio   Sector Portfolio   Index Portfolio   Portfolio(a)   5 Portfolio(b)
                                        ----------------   ----------------   ---------------   ------------   --------------
Lowest expense ratio
Period ended December 31, 2008

  Unit Value                            $       6.782698   $      11.079317   $     12.760898   $   8.408360   $     6.644632
  Total Return*                                   -50.61%            -23.16%           -42.90%        -42.45%          -46.05%
  Ratio of Expenses**                               0.15%              0.15%             0.15%          0.15%            0.15%

Period ended December 31, 2007

  Unit Value                            $      13.733391   $      14.419347   $     22.349259   $  14.610362   $    12.316084
  Total Return*                                   -17.29%              7.67%            10.39%          1.48%           13.63%
  Ratio of Expenses**                               0.15%              0.15%             0.15%          0.15%            0.15%

Period ended December 31, 2006

  Unit Value                            $      16.605147   $      13.392623   $     20.245313   $  14.396694   $    10.838637
  Total Return*                                    18.81%              6.29%            25.74%         18.81%            8.39%***
  Ratio of Expenses**                               0.15%              0.15%             0.15%          0.15%            0.15%

Period ended December 31, 2005

  Unit Value                            $      13.976372   $      12.599652   $     16.101480   $  12.117466              n/a
  (1) Total Return*                                 8.58%              9.30%            16.55%         14.66%             n/a
  Ratio of Expenses**                               0.15%              0.15%             0.15%          0.15%             n/a

Period ended December 31, 2004

  Unit Value                                         n/a                n/a               n/a            n/a              n/a
  Total Return*                                      n/a                n/a               n/a            n/a              n/a
  Ratio of Expenses**                                n/a                n/a               n/a            n/a              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                                                                   JNL/MCM
                                                JNL/MCM           JNL/MCM           JNL/MCM        Enhanced          JNL/MCM
                                            Communications     Consumer Brands   Dow Dividend    S&P 500 Stock     European 30
                                           Sector Portfolio   Sector Portfolio   Portfolio(c)   Index Portfolio   Portfolio(d)
                                           ----------------   ----------------   ------------   ---------------   ------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)           $             72   $             12   $         38   $           149   $         --
   (1) Units Outstanding (in thousands)                  18                  2              8                22             --
   Investment Income Ratio *                           6.85%              1.01%          1.37%             2.02%           n/a

Period ended December 31, 2007

   (1) Net Assets (in thousands)           $             77   $              5   $         --   $           153            n/a
   (1) Units Outstanding (in thousands)                  12                  0             --                14            n/a
   Investment Income Ratio *                           6.91%              0.96%          0.00%             2.79%           n/a

Period ended December 31, 2006

   Net Assets (in thousands)               $             31   $              4            n/a   $           116            n/a
   Units Outstanding (in thousands)                       5                 --            n/a                11            n/a
   Investment Income Ratio *                           6.60%              0.64%           n/a              6.89%           n/a

Period ended December 31, 2005

   Net Assets (in thousands)               $              6   $              1            n/a   $            71            n/a
   Units Outstanding (in thousands)                       1                 --            n/a                 8            n/a
   Investment Income Ratio *                          20.58%              1.18%           n/a             26.88%           n/a

Period ended December 31, 2004

   Net Assets (in thousands)               $              5   $              4            n/a   $             3            n/a
   Units Outstanding (in thousands)                       1                 --            n/a                --            n/a
   Investment Income Ratio *                           1.30%              0.00%           n/a              0.81%           n/a

                                               JNL/MCM             JNL/MCM            JNL/MCM         JNL/MCM         JNL/MCM
                                               Financial          Healthcare       International       JNL 5       JNL Optimized
                                           Sector Portfolio   Sector Portfolio   Index Portfolio   Portfolio(a)   5 Portfolio(b)
                                           ----------------   ----------------   ---------------   ------------   --------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)           $            134   $            193   $           572   $      7,001   $          640
   (1) Units Outstanding (in thousands)                  21                 19                47            857               98
   Investment Income Ratio *                           2.08%              1.07%             2.02%          2.71%            0.02%

Period ended December 31, 2007

   (1) Net Assets (in thousands)           $             91   $            162   $         1,260   $     10,237   $          516
   (1) Units Outstanding (in thousands)                   7                 12                59            716               42
   Investment Income Ratio *                           1.94%              1.47%             3.04%          2.39%            3.74%

Period ended December 31, 2006

   Net Assets (in thousands)               $             50   $            118   $           499   $      6,707   $          270
   Units Outstanding (in thousands)                       3                  9                25            473               25
   Investment Income Ratio *                           1.46%              0.61%             1.35%          0.44%            1.49%

Period ended December 31, 2005

   Net Assets (in thousands)               $             35   $             71   $           257   $      2,470              n/a
   Units Outstanding (in thousands)                       3                  6                16            205              n/a
   Investment Income Ratio *                           3.62%              1.22%             6.88%          0.07%             n/a

Period ended December 31, 2004

   Net Assets (in thousands)               $             11   $             29   $            49   $        123              n/a
   Units Outstanding (in thousands)                       1                  3                 4             11              n/a
   Investment Income Ratio *                           1.55%              0.59%             0.87%          0.47%             n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                   JNL/MCM               JNL/MCM               JNL/MCM           JNL/MCM            JNL/MCM
                                  Nasdaq 25        NYSE International         Oil & Gas       Pacific Rim 30         S&P 24
                                 Portfolio(c)        25 Portfolio(b)       Sector Portfolio    Portfolio(d)       Portfolio(c)
                                 ------------      ------------------      ----------------   --------------     ---------------
Highest expense ratio
Period ended December 31, 2008
  Unit Value                     $   6.107050      $         6.239900      $      24.501318   $     9.579716     $      6.598858
  Total Return*                        -41.91%                 -46.35%               -38.29%           -4.20%***          -33.23%
  Ratio of Expenses**                    0.90%                   0.90%                 0.90%            0.90%               0.90%

Period ended December 31, 2007

  Unit Value                     $  10.512740      $        11.631606      $      39.704215              n/a     $      9.883175
  Total Return*                          5.13%***               16.32%***             34.34%             n/a               -1.17%***
  Ratio of Expenses**                    0.90%                   0.90%                 0.90%             n/a                0.90%

Period ended December 31, 2006

  Unit Value                              n/a                     n/a      $      29.553998              n/a                 n/a
  Total Return*                           n/a                     n/a                 19.97%             n/a                 n/a
  Ratio of Expenses**                     n/a                     n/a                  0.90%             n/a                 n/a

Period ended December 31, 2005

  Unit Value                              n/a                     n/a      $      24.633864              n/a                 n/a
  Total Return*                           n/a                     n/a                 35.82%             n/a                 n/a
  Ratio of Expenses**                     n/a                     n/a                  0.90%             n/a                 n/a

Period ended December 31, 2004

  Unit Value                              n/a                     n/a      $      18.137769              n/a                 n/a
  (1) Total Return*                       n/a                     n/a                 21.54%             n/a                 n/a
  Ratio of Expenses**                     n/a                     n/a                  0.90%             n/a                 n/a

                                     JNL/MCM           JNL/MCM           JNL/MCM              JNL/MCM               JNL/MCM
                                  S&P 400 MidCap       S&P 500           S&P SMid         Select Small-Cap         Small Cap
                                 Index Portfolio   Index Portfolio   60 Portfolio(b)          Portfolio         Index Portfolio
                                 ---------------   ---------------   ---------------      ----------------      ---------------
Highest expense ratio
Period ended December 31, 2008
  Unit Value                     $     10.518465   $      8.198655   $      6.166415      $       5.252534      $     10.203817
  Total Return*                           -38.07%           -38.13%           -30.73%               -40.45%              -35.42%
  Ratio of Expenses**                       0.90%             0.90%             0.90%                 0.90%                0.90%

Period ended December 31, 2007

  Unit Value                     $     16.984958   $     13.251915   $      8.901848      $       8.819979      $     15.799107
  Total Return*                             6.72%             4.19%           -10.98%***            -11.13%               -2.73%
  Ratio of Expenses**                       0.90%             0.90%             0.90%                 0.90%                0.90%

Period ended December 31, 2006

  Unit Value                     $     15.915376   $     12.719072               n/a      $       9.924174      $     16.242249
  Total Return*                             8.93%            14.26%              n/a                 -0.76%***            16.61%
  Ratio of Expenses**                       0.90%             0.90%              n/a                  0.90%                0.90%

Period ended December 31, 2005

  Unit Value                     $     14.611011   $     11.131680               n/a                   n/a      $     13.928379
  Total Return*                            11.14%             3.60%              n/a                   n/a                 3.45%
  Ratio of Expenses**                       0.90%             0.90%              n/a                   n/a                0.90%

Period ended December 31, 2004

  Unit Value                     $     13.146545   $     10.744557               n/a                   n/a      $     13.463701
  (1) Total Return*                         8.71%             6.11%              n/a                   n/a                 9.80%
  Ratio of Expenses**                       0.90%             0.90%              n/a                   n/a                 0.90%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                   JNL/MCM          JNL/MCM                 JNL/MCM          JNL/MCM             JNL/MCM
                                  Nasdaq 25    NYSE International          Oil & Gas      Pacific Rim 30         S&P 24
                                 Portfolio(c)    25 Portfolio(b)       Sector Portfolio    Portfolio(d)       Portfolio(c)
                                 ------------  ------------------      ----------------   --------------      ------------
Lowest expense ratio
Period ended December 31, 2008

  Unit Value                              n/a  $         6.313364      $      26.306313   $     9.596601      $   6.869480
  Total Return*                           n/a              -45.95%               -37.83%           -4.03%***        -31.31%***
  Ratio of Expenses**                     n/a                0.15%                 0.15%            0.15%             0.15%

Period ended December 31, 2007

  Unit Value                              n/a  $        11.680496      $      42.310649              n/a               n/a
  Total Return*                           n/a               16.80%***             35.36%             n/a               n/a
  Ratio of Expenses**                     n/a                0.15%                 0.15%             n/a               n/a

Period ended December 31, 2006

  Unit Value                              n/a                 n/a      $      31.257467              n/a               n/a
  Total Return*                           n/a                 n/a                 20.87%             n/a               n/a
  Ratio of Expenses**                     n/a                 n/a                  0.15%             n/a               n/a

Period ended December 31, 2005

  Unit Value                              n/a                 n/a      $      25.859583              n/a               n/a
  (1) Total Return*                       n/a                 n/a                 42.09%             n/a               n/a
  Ratio of Expenses**                     n/a                 n/a                  0.15%             n/a               n/a

Period ended December 31, 2004

  Unit Value                              n/a                 n/a                   n/a              n/a               n/a
  Total Return*                           n/a                 n/a                   n/a              n/a               n/a
  Ratio of Expenses**                     n/a                 n/a                   n/a              n/a               n/a

                                     JNL/MCM           JNL/MCM           JNL/MCM              JNL/MCM               JNL/MCM
                                  S&P 400 MidCap       S&P 500           S&P SMid         Select Small-Cap         Small Cap
                                 Index Portfolio   Index Portfolio   60 Portfolio(b)         Portfolio          Index Portfolio
                                 ---------------   ---------------   ---------------      ----------------      ---------------
Lowest expense ratio
Period ended December 31, 2008

  Unit Value                     $     11.087196   $      8.636652   $      6.250270      $       5.358343      $     10.743752
  Total Return*                           -37.61%           -37.67%           -30.17%               -40.00%              -34.93%
  Ratio of Expenses**                       0.15%             0.15%             0.15%                 0.15%                0.15%

Period ended December 31, 2007

  Unit Value                     $     17.769525   $     13.855551   $      8.950575      $       8.930710      $     16.510809
  Total Return*                             7.53%             4.98%           -10.49%***            -10.45%               -2.00%
  Ratio of Expenses**                       0.15%             0.15%             0.15%                 0.15%                0.15%

Period ended December 31, 2006

  Unit Value                     $     16.525467   $     13.198510               n/a      $       9.973307      $     16.846919
  Total Return*                             9.74%            15.12%              n/a                 -0.27%***            17.50%
  Ratio of Expenses**                       0.15%             0.15%              n/a                  0.15%                0.15%

Period ended December 31, 2005

  Unit Value                     $     15.058686   $     11.465098               n/a                   n/a      $     14.337539
  (1) Total Return*                        17.08%             6.60%              n/a                   n/a                10.80%
  Ratio of Expenses**                       0.15%             0.15%              n/a                   n/a                 0.15%

Period ended December 31, 2004

  Unit Value                                 n/a               n/a               n/a                   n/a                  n/a
  Total Return*                              n/a               n/a               n/a                   n/a                  n/a
  Ratio of Expenses**                        n/a               n/a               n/a                   n/a                  n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                           JNL/MCM          JNL/MCM            JNL/MCM          JNL/MCM        JNL/MCM
                                           Nasdaq 25   NYSE International     Oil & Gas      Pacific Rim 30     S&P 24
                                         Portfolio(c)   25 Portfolio(b)    Sector Portfolio   Portfolio(d)   Portfolio(c)
                                         ------------  ------------------  ----------------  --------------  ------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)         $          6  $              111  $            712  $            2  $         14
   (1) Units Outstanding (in thousands)             1                  18                29               0             2
   Investment Income Ratio *                     0.38%               0.02%             0.87%           0.00%         0.00%

Period ended December 31, 2007

   (1) Net Assets (in thousands)         $         --  $               71  $            835             n/a  $         --
   (1) Units Outstanding (in thousands)            --                   6                21             n/a            --
   Investment Income Ratio *                     0.00%               7.80%             1.24%            n/a          0.00%

Period ended December 31, 2006

   Net Assets (in thousands)                      n/a                 n/a  $            441             n/a           n/a
   Units Outstanding (in thousands)               n/a                 n/a                15             n/a           n/a
   Investment Income Ratio *                      n/a                 n/a              1.47%            n/a           n/a

Period ended December 31, 2005

   Net Assets (in thousands)                      n/a                 n/a  $            132             n/a           n/a
   Units Outstanding (in thousands)               n/a                 n/a                 5             n/a           n/a
   Investment Income Ratio *                      n/a                 n/a              4.81%            n/a           n/a

Period ended December 31, 2004

   Net Assets (in thousands)                      n/a                 n/a  $              6             n/a           n/a
   Units Outstanding (in thousands)               n/a                 n/a                --             n/a           n/a
   Investment Income Ratio *                      n/a                 n/a              0.00%            n/a           n/a

                                            JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM         JNL/MCM
                                         S&P 400 MidCap      S&P 500          S&P SMid      Select Small-Cap     Small Cap
                                         Index Portfolio  Index Portfolio  60 Portfolio(b)      Portfolio     Index Portfolio
                                         ---------------  ---------------  ---------------  ----------------  ---------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)         $           348  $           788  $            65  $             72  $           248
   (1) Units Outstanding (in thousands)               33               96               10                14               24
   Investment Income Ratio *                        1.37%            1.96%            0.02%             0.80%            1.76%

Period ended December 31, 2007

   (1) Net Assets (in thousands)         $           437  $         1,042  $             7  $             90  $           293
   (1) Units Outstanding (in thousands)               26               78                1                10               18
   Investment Income Ratio *                        1.21%            1.82%            8.74%            12.37%            1.33%

Period ended December 31, 2006

   Net Assets (in thousands)             $           321  $           789              n/a  $             31  $           254
   Units Outstanding (in thousands)                   20               62              n/a                 6               13
   Investment Income Ratio *                        1.20%            0.79%             n/a              0.00%            1.39%

Period ended December 31, 2005

   Net Assets (in thousands)             $           124  $           403              n/a               n/a  $           137
   Units Outstanding (in thousands)                    8               36              n/a               n/a               10
   Investment Income Ratio *                        1.77%            1.78%             n/a               n/a             2.38%

Period ended December 31, 2004

   Net Assets (in thousands)             $            87  $           236              n/a               n/a  $            84
   Units Outstanding (in thousands)                    7               22              n/a               n/a                6
   Investment Income Ratio *                        0.53%            1.35%             n/a               n/a             0.71%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                                                           JNL/
                                    JNL/MCM          JNL/MCM                           Oppenheimer      JNL/PAM
                                   Technology     Value Line 30         JNL/MCM       Global Growth  Asia ex-Japan
                                Sector Portfolio  Portfolio(c)      VIP Portfolio(a)    Portfolio     Portfolio(d)
                                ----------------  -------------     ----------------  -------------  -------------
Highest expense ratio
Period ended December 31, 2008

  Unit Value                    $       4.214380  $    5.232697     $       8.425190  $    9.468447  $    5.601064
  Total Return*                           -43.82%        -48.26%              -43.21%        -41.23%        -43.99%***
  Ratio of Expenses**                       0.90%          0.90%                0.90%          0.90%          0.90%

Period ended December 31, 2007

  Unit Value                    $       7.501115  $   10.113014     $      14.836474  $   16.109803            n/a
  Total Return*                            13.73%          1.13%***            10.07%          5.60%           n/a
  Ratio of Expenses**                       0.90%          0.90%                0.90%          0.90%           n/a

Period ended December 31, 2006

  Unit Value                    $       6.595420            n/a     $      13.478939  $   15.255847            n/a
  Total Return*                             8.49%           n/a                11.34%         16.16%           n/a
  Ratio of Expenses**                       0.90%           n/a                 0.90%          0.90%           n/a

Period ended December 31, 2005

  Unit Value                    $       6.079122            n/a     $      12.106055  $   13.133568            n/a
  Total Return*                             1.67%           n/a                 9.11%         12.96%           n/a
  Ratio of Expenses**                       0.90%           n/a                 0.90%          0.90%           n/a

Period ended December 31, 2004

  Unit Value                    $       5.979439            n/a     $      11.094971  $   11.626607            n/a
  (1) Total Return*                         2.63%           n/a                10.95%         11.80%           n/a
  Ratio of Expenses**                       0.90%           n/a                 0.90%          0.90%           n/a

                                                                                      JNL/           JNL/
                                  JNL/PAM         JNL/PIMCO         JNL/PIMCO     PPM America   PPM America
                                China-India      Real Return       Total Return   Core Equity    High Yield
                                Portfolio(d)     Portfolio(b)     Bond Portfolio   Portfolio   Bond Portfolio
                                ------------     ------------     --------------  -----------  --------------
Highest expense ratio
Period ended December 31, 2008

  Unit Value                    $   5.462259     $  10.525595     $    16.437422  $ 14.346032  $    10.377789
  Total Return*                       -45.38%***        -4.43%             -0.33%      -40.92%         -31.27%
  Ratio of Expenses**                   0.90%            0.90%              0.90%        0.90%           0.90%

Period ended December 31, 2007

  Unit Value                             n/a     $  11.013862     $    16.492630  $ 24.281336  $    15.100058
  Total Return*                          n/a            10.14%***           7.55%       -7.90%          -1.68%
  Ratio of Expenses**                    n/a             0.90%              0.90%        0.90%           0.90%

Period ended December 31, 2006

  Unit Value                             n/a              n/a     $    15.334478  $ 26.365518  $    15.358394
  Total Return*                          n/a              n/a               2.65%       12.92%           9.73%
  Ratio of Expenses**                    n/a              n/a               0.90%        0.90%           0.90%

Period ended December 31, 2005

  Unit Value                             n/a              n/a     $    14.939254  $ 23.348647  $    13.996700
  Total Return*                          n/a              n/a               1.61%        8.04%           0.98%
  Ratio of Expenses**                    n/a              n/a               0.90%        0.90%           0.90%

Period ended December 31, 2004

  Unit Value                             n/a              n/a     $    14.702881  $ 21.611397  $    13.861453
  (1) Total Return*                      n/a              n/a               1.79%        8.57%           7.00%
  Ratio of Expenses**                    n/a              n/a               0.90%        0.90%           0.90%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations March 31, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                                                                    JNL/
                                          JNL/MCM           JNL/MCM                             Oppenheimer         JNL/PAM
                                         Technology      Value Line 30          JNL/MCM         Global Growth    Asia ex-Japan
                                      Sector Portfolio    Portfolio(c)      VIP Portfolio(a)      Portfolio       Portfolio(d)
                                      ----------------   -------------      ----------------   ---------------   -------------
Lowest expense ratio
Period ended December 31, 2008

  Unit Value                          $       4.522481   $    5.522534      $       8.689276   $     10.031603             n/a
  Total Return*                                 -43.39%         -44.77%***            -42.79%           -40.78%            n/a
  Ratio of Expenses**                             0.15%           0.15%                 0.15%             0.15%            n/a

Period ended December 31, 2007

  Unit Value                          $       7.989322             n/a      $      15.187172   $     16.940447             n/a
  Total Return*                                  14.59%            n/a                 10.91%             6.40%            n/a
  Ratio of Expenses**                             0.15%            n/a                  0.15%             0.15%            n/a

Period ended December 31, 2006

  Unit Value                          $       6.971917             n/a      $      13.693584   $     15.921922             n/a
  Total Return*                                   9.31%            n/a                 12.17%            17.02%            n/a
  Ratio of Expenses**                             0.15%            n/a                  0.15%             0.15%            n/a

Period ended December 31, 2005

  Unit Value                          $       6.378252             n/a      $      12.207474   $     13.606053             n/a
  (1) Total Return*                               6.55%            n/a                 13.05%            17.77%            n/a
  Ratio of Expenses**                             0.15%            n/a                  0.15%             0.15%            n/a

Period ended December 31, 2004

  Unit Value                                       n/a             n/a                   n/a               n/a             n/a
  Total Return*                                    n/a             n/a                   n/a               n/a             n/a
  Ratio of Expenses**                              n/a             n/a                   n/a               n/a             n/a

                                                                                              JNL/            JNL/
                                        JNL/PAM          JNL/PIMCO          JNL/PIMCO      PPM America    PPM America
                                      China-India       Real Return        Total Return    Core Equity     High Yield
                                      Portfolio(d)      Portfolio(b)      Bond Portfolio    Portfolio    Bond Portfolio
                                      ------------      ------------      --------------   -----------   --------------
Lowest expense ratio
Period ended December 31, 2008

  Unit Value                          $   9.855716      $  10.680330      $    17.816674   $ 15.891871   $    11.175125
  Total Return*                              -1.44%***         -3.73%               0.42%       -40.47%          -30.74%
  Ratio of Expenses**                         0.15%             0.15%               0.15%         0.15%            0.15%

Period ended December 31, 2007

  Unit Value                                   n/a      $  11.094085      $    17.743016   $ 26.695992   $    16.136032
  Total Return*                                n/a             10.94%***            8.37%        -7.21%           -0.91%
  Ratio of Expenses**                          n/a              0.15%               0.15%         0.15%            0.15%

Period ended December 31, 2006

  Unit Value                                   n/a               n/a      $    16.373038   $ 28.769233   $    16.284865
  Total Return*                                n/a               n/a                3.51%        13.77%           10.87%
  Ratio of Expenses**                          n/a               n/a                0.15%         0.15%            0.15%

Period ended December 31, 2005

  Unit Value                                   n/a               n/a      $    15.817180   $ 25.287237   $    14.688493
  (1) Total Return*                            n/a               n/a                2.79%        11.19%            1.81%
  Ratio of Expenses**                          n/a               n/a                0.15%         0.15%            0.15%

Period ended December 31, 2004

  Unit Value                                   n/a               n/a                 n/a           n/a              n/a
  Total Return*                                n/a               n/a                 n/a           n/a              n/a
  Ratio of Expenses**                          n/a               n/a                 n/a           n/a              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations March 31, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                                                                       JNL/
                                                JNL/MCM           JNL/MCM                          Oppenheimer       JNL/PAM
                                               Technology      Value Line 30       JNL/MCM        Global Growth   Asia ex-Japan
                                            Sector Portfolio    Portfolio(c)   VIP Portfolio(a)     Portfolio      Portfolio(d)
                                            ----------------   -------------   ----------------   -------------   -------------
Portfolio data
Period ended December 31, 2008
   (1) Net Assets (in thousands)            $             96   $          78   $            639   $         311   $           8
   (1) Units Outstanding (in thousands)                   22              15                 76              33               1
   Investment Income Ratio *                            0.28%           2.03%              1.89%           1.96%           2.64%

Period ended December 31, 2007

   (1) Net Assets (in thousands)            $            103   $          --   $          1,070   $         353             n/a
   (1) Units Outstanding (in thousands)                   14              --                 72              22             n/a
   Investment Income Ratio *                            0.09%           0.00%              3.37%           1.21%            n/a

Period ended December 31, 2006

   Net Assets (in thousands)                $             53             n/a   $            949   $         212             n/a
   Units Outstanding (in thousands)                        8             n/a                 70              14             n/a
   Investment Income Ratio *                            0.08%            n/a               0.52%           0.50%            n/a

Period ended December 31, 2005

   Net Assets (in thousands)                $             39             n/a   $            492   $          56             n/a
   Units Outstanding (in thousands)                        6             n/a                 41               4             n/a
   Investment Income Ratio *                            2.59%            n/a               0.77%           0.31%            n/a

Period ended December 31, 2004

   Net Assets (in thousands)                $             15             n/a   $             --   $          23             n/a
   Units Outstanding (in thousands)                        2             n/a                 --               2             n/a
   Investment Income Ratio *                            0.00%            n/a               0.00%           0.29%            n/a

                                                                                               JNL/           JNL/
                                              JNL/PAM       JNL/PIMCO       JNL/PIMCO      PPM America    PPM America
                                            China-India    Real Return     Total Return    Core Equity     High Yield
                                            Portfolio(d)   Portfolio(b)   Bond Portfolio    Portfolio    Bond Portfolio
                                            ------------   ------------   --------------   -----------   --------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)            $         25   $        242   $        1,001   $        20   $           70
   (1) Units Outstanding (in thousands)                4             23               61             1                7
   Investment Income Ratio *                        0.00%          2.01%            5.13%         0.37%           10.48%

Period ended December 31, 2007

   (1) Net Assets (in thousands)                     n/a   $         15   $          430   $        25   $           67
   (1) Units Outstanding (in thousands)              n/a              1               26             1                4
   Investment Income Ratio *                         n/a           0.00%            5.50%         0.53%            7.51%

Period ended December 31, 2006

   Net Assets (in thousands)                         n/a            n/a   $          231   $        19   $           59
   Units Outstanding (in thousands)                  n/a            n/a               15             1                4
   Investment Income Ratio *                         n/a            n/a             1.45%         0.39%            1.43%

Period ended December 31, 2005

   Net Assets (in thousands)                         n/a            n/a   $           69   $        13   $          106
   Units Outstanding (in thousands)                  n/a            n/a                5             1                8
   Investment Income Ratio *                         n/a            n/a             5.30%         0.87%           22.19%

Period ended December 31, 2004

   Net Assets (in thousands)                         n/a            n/a   $           29   $        10   $           11
   Units Outstanding (in thousands)                  n/a            n/a                2            --                1
   Investment Income Ratio *                         n/a            n/a             1.01%         0.85%            0.56%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations March 31, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                     JNL/               JNL/                JNL/           JNL/               JNL/S&P
                                 PPM America        PPM America         PPM America   Red Rocks Listed      Competitive
                                Mid Cap Value      Small Cap Value      Value Equity  Private Equity         Advantage
                                 Portfolio(b)        Portfolio(b)         Portfolio     Portfolio(c)        Portfolio(a)
                                -------------      ---------------      ------------  ----------------      ------------
Highest expense ratio
Period ended December 31, 2008

  Unit Value                    $    5.662034      $      6.285642      $  12.182251  $       5.933569      $   6.926825
  Total Return*                        -43.38%***           -37.14%***        -47.55%           -40.66%***        -30.22%
  Ratio of Expenses**                    0.90%                0.90%             0.90%             0.90%             0.90%

Period ended December 31, 2007

  Unit Value                              n/a                  n/a      $  23.224396               n/a      $    9.926599
  Total Return*                           n/a                  n/a             -6.19%              n/a             -0.73%***
  Ratio of Expenses**                     n/a                  n/a              0.90%              n/a              0.90%

Period ended December 31, 2006

  Unit Value                              n/a                  n/a      $  24.756563               n/a               n/a
  Total Return*                           n/a                  n/a             12.05%              n/a               n/a
  Ratio of Expenses**                     n/a                  n/a              0.90%              n/a               n/a

Period ended December 31, 2005

  Unit Value                              n/a                  n/a      $  22.094816               n/a               n/a
  Total Return*                           n/a                  n/a              4.17%              n/a               n/a
  Ratio of Expenses**                     n/a                  n/a              0.90%              n/a               n/a

Period ended December 31, 2004

  Unit Value                              n/a                  n/a      $  21.210012               n/a               n/a
  (1) Total Return*                       n/a                  n/a              5.09%              n/a               n/a
  Ratio of Expenses**                     n/a                  n/a              0.90%              n/a               n/a

                                   JNL/S&P
                                Dividend Income          JNL/S&P            JNL/S&P         JNL/Select     JNL/Select
                                   & Growth          Intrinsic Value      Total Yield        Balanced     Money Market
                                  Portfolio(a)         Portfolio(a)       Portfolio(a)       Portfolio     Portfolio
                                ---------------      ---------------      ------------      -----------   ------------
Highest expense ratio
Period ended December 31, 2008

  Unit Value                    $      7.218957      $      6.319172      $   6.458560      $ 24.407387   $  14.629809
  Total Return*                          -26.07%              -36.31%           -35.82%          -21.27%          1.48%
  Ratio of Expenses**                      0.90%                0.90%             0.90%            0.90%          0.90%

Period ended December 31, 2007

  Unit Value                    $      9.765174      $      9.921797      $  10.063603      $ 31.002604   $  14.416497
  Total Return*                           -2.35%***            -0.78%***          0.64%***         6.76%          4.01%
  Ratio of Expenses**                      0.90%                0.90%             0.90%            0.90%          0.90%

Period ended December 31, 2006

  Unit Value                                n/a                  n/a               n/a      $ 29.039875   $  13.860894
  Total Return*                             n/a                  n/a               n/a            12.87%          3.79%
  Ratio of Expenses**                       n/a                  n/a               n/a             0.90%          0.90%

Period ended December 31, 2005

  Unit Value                                n/a                  n/a               n/a      $ 25.728762   $  13.354332
  Total Return*                             n/a                  n/a               n/a             4.58%          2.00%
  Ratio of Expenses**                       n/a                  n/a               n/a             0.90%          0.90%

Period ended December 31, 2004

  Unit Value                                n/a                  n/a               n/a      $ 24.601966   $  13.093097
   (1) Total Return*                        n/a                  n/a               n/a             5.94%          0.17%
  Ratio of Expenses**                       n/a                  n/a               n/a             0.90%          0.90%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(a)   Commencement of operations December 3, 2007.

(b)   Commencement of operations March 31, 2008.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                     JNL/               JNL/                JNL/           JNL/               JNL/S&P
                                 PPM America        PPM America         PPM America   Red Rocks Listed      Competitive
                                Mid Cap Value      Small Cap Value      Value Equity  Private Equity         Advantage
                                 Portfolio(b)       Portfolio(b)         Portfolio     Portfolio(c)         Portfolio(a)
                                -------------      ---------------      ------------  ----------------      ------------
Lowest expense ratio
Period ended December 31, 2008

  Unit Value                    $    5.434389      $      6.631804      $  13.529039  $       5.943952      $   7.426072
  Total Return*                        -45.66%***           -33.68%***        -47.11%           -40.56%***        -25.74%***
  Ratio of Expenses**                    0.15%                0.15%             0.15%             0.15%             0.15%

Period ended December 31, 2007

  Unit Value                              n/a                  n/a      $  25.577708               n/a               n/a
  Total Return*                           n/a                  n/a             -5.48%              n/a               n/a
  Ratio of Expenses**                     n/a                  n/a              0.15%              n/a               n/a

Period ended December 31, 2006

  Unit Value                              n/a                  n/a      $  27.062037               n/a               n/a
  Total Return*                           n/a                  n/a             13.02%              n/a               n/a
  Ratio of Expenses**                     n/a                  n/a              0.15%              n/a               n/a

Period ended December 31, 2005

  Unit Value                              n/a                  n/a      $  23.943879               n/a               n/a
  (1) Total Return*                       n/a                  n/a              6.92%              n/a               n/a
  Ratio of Expenses**                     n/a                  n/a              0.15%              n/a               n/a

Period ended December 31, 2004

  Unit Value                              n/a                  n/a               n/a               n/a               n/a
  Total Return*                           n/a                  n/a               n/a               n/a               n/a
  Ratio of Expenses**                     n/a                  n/a               n/a               n/a               n/a

                                   JNL/S&P
                                Dividend Income          JNL/S&P            JNL/S&P         JNL/Select     JNL/Select
                                   & Growth          Intrinsic Value      Total Yield        Balanced     Money Market
                                 Portfolio(a)          Portfolio(a)       Portfolio(a)       Portfolio     Portfolio
                                ---------------      ---------------      ------------      ------------  ------------
Lowest expense ratio
Period ended December 31, 2008

  Unit Value                    $      8.293099      $      7.064019      $   6.649635      $  27.041949  $  16.227122
  Total Return*                          -17.07%***           -29.36%***        -33.50%***        -20.68%         2.24%
  Ratio of Expenses**                      0.15%                0.15%             0.15%             0.15%         0.15%

Period ended December 31, 2007

  Unit Value                                n/a                  n/a               n/a      $  34.091888  $  15.871136
  Total Return*                             n/a                  n/a               n/a              7.57%         4.79%
  Ratio of Expenses**                       n/a                  n/a               n/a              0.15%         0.15%

Period ended December 31, 2006

  Unit Value                                n/a                  n/a               n/a      $  31.691395  $  15.145660
  Total Return*                             n/a                  n/a               n/a             13.71%         4.72%
  Ratio of Expenses**                       n/a                  n/a               n/a              0.15%         0.15%

Period ended December 31, 2005

  Unit Value                                n/a                  n/a               n/a      $  27.869371  $  14.462893
  (1)Total Return*                          n/a                  n/a               n/a              7.08%         2.73%
  Ratio of Expenses**                       n/a                  n/a               n/a              0.15%         0.15%

Period ended December 31, 2004

  Unit Value                                n/a                  n/a               n/a               n/a           n/a
  Total Return*                             n/a                  n/a               n/a               n/a           n/a
  Ratio of Expenses**                       n/a                  n/a               n/a               n/a           n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(a)   Commencement of operations December 3, 2007.

(b)   Commencement of operations March 31, 2008.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 -- Financial Highlights (continued)
------------------------------------------

                                             JNL/              JNL/            JNL/              JNL/           JNL/S&P
                                          PPM America      PPM America      PPM America    Red Rocks Listed   Competitive
                                         Mid Cap Value   Small Cap Value    Value Equity    Private Equity     Advantage
                                         Portfolio(b)      Portfolio(b)      Portfolio       Portfolio(c)     Portfolio(a)
                                         -------------   ---------------   -------------   ----------------   ------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)         $           1   $            24   $          15   $              6   $         14
   (1) Units Outstanding (in thousands)              0                 4               1                  1              2
   Investment Income Ratio *                      0.05%             0.99%           3.91%              0.55%          0.22%

Period ended December 31, 2007

   (1) Net Assets (in thousands)                   n/a               n/a   $          16                n/a   $         --
   (1) Units Outstanding (in thousands)            n/a               n/a               1                n/a             --
   Investment Income Ratio *                       n/a               n/a            2.26%               n/a           0.00%

Period ended December 31, 2006

   Net Assets (in thousands)                       n/a               n/a   $           7                n/a            n/a
   Units Outstanding (in thousands)                n/a               n/a              --                n/a            n/a
   Investment Income Ratio *                       n/a               n/a            0.02%               n/a            n/a

Period ended December 31, 2005

   Net Assets (in thousands)                       n/a               n/a   $          --                n/a            n/a
   Units Outstanding (in thousands)                n/a               n/a              --                n/a            n/a
   Investment Income Ratio *                       n/a               n/a            1.53%               n/a            n/a

Period ended December 31, 2004

   Net Assets (in thousands)                       n/a               n/a   $          --                n/a            n/a
   Units Outstanding (in thousands)                n/a               n/a              --                n/a            n/a
   Investment Income Ratio *                       n/a               n/a            0.00%               n/a            n/a

                                             JNL/S&P
                                         Dividend Income       JNL/S&P          JNL/S&P     JNL/Select    JNL/Select
                                             & Growth      Intrinsic Value    Total Yield    Balanced    Money Market
                                           Portfolio(a)      Portfolio(a)    Portfolio(a)    Portfolio    Portfolio
                                         ---------------   ---------------   ------------   ----------   ------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)         $            48   $            35   $         23   $      660   $      2,218
   (1) Units Outstanding (in thousands)                7                 5              3           27            150
   Investment Income Ratio *                       17.38%             0.24%          7.70%        2.91%          2.26%

Period ended December 31, 2007

   (1) Net Assets (in thousands)         $            --   $            --   $         --   $      664   $        900
   (1) Units Outstanding (in thousands)               --                --             --           21             62
   Investment Income Ratio *                        0.00%             0.00%          0.00%        1.51%          4.81%

Period ended December 31, 2006

   Net Assets (in thousands)                         n/a               n/a            n/a   $      152   $        902
   Units Outstanding (in thousands)                  n/a               n/a            n/a            5             65
   Investment Income Ratio *                         n/a               n/a            n/a         2.43%          4.71%

Period ended December 31, 2005

   Net Assets (in thousands)                         n/a               n/a            n/a   $       90   $        366
   Units Outstanding (in thousands)                  n/a               n/a            n/a            3             27
   Investment Income Ratio *                         n/a               n/a            n/a         6.98%          3.17%

Period ended December 31, 2004

   Net Assets (in thousands)                         n/a               n/a            n/a   $       21   $         37
   Units Outstanding (in thousands)                  n/a               n/a            n/a            1              3
   Investment Income Ratio *                         n/a               n/a            n/a         1.46%          0.49%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations December 3, 2007.

(b)   Commencement of operations March 31, 2008.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                    JNL/         JNL/T.Rowe         JNL/T.Rowe     JNL/T.Rowe
                                Select Value  Price Established    Price Mid-Cap   Price Value
                                 Portfolio     Growth Portfolio  Growth Portfolio   Portfolio
                                ------------  -----------------  ----------------  -----------
Highest expense ratio
Period ended December 31, 2008

  Unit Value                    $  15.282399  $       20.349258  $      29.537457  $ 10.148987
  Total Return*                       -33.84%            -43.26%           -41.06%      -40.93%
  Ratio of Expenses**                   0.90%              0.90%             0.90%        0.90%

Period ended December 31, 2007

  Unit Value                    $  23.099760  $       35.865068  $      50.111731  $ 17.180879
  Total Return*                         7.16%              9.27%            16.40%        0.12%
  Ratio of Expenses**                   0.90%              0.90%             0.90%        0.90%

Period ended December 31, 2006

  Unit Value                    $  21.557003  $       32.822320  $      43.051928  $ 17.160838
  Total Return*                        19.97%             12.98%             6.05%       19.23%
  Ratio of Expenses**                   0.90%              0.90%             0.90%        0.90%

Period ended December 31, 2005

  Unit Value                    $  17.969296  $       29.051575  $      40.596997  $ 14.393344
  Total Return*                         7.44%              5.35%            13.30%        5.46%
  Ratio of Expenses**                   0.90%              0.90%             0.90%        0.90%

Period ended December 31, 2004

  Unit Value                    $  16.724619  $       27.576284  $      35.831729  $ 13.647532
  (1) Total Return*                     9.05%              6.12%            12.89%        9.77%
  Ratio of Expenses**                   0.90%              0.90%             0.90%        0.90%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                    JNL/         JNL/T.Rowe        JNL/T.Rowe       JNL/T.Rowe
                                Select Value  Price Established   Price Mid-Cap    Price Value
                                  Portfolio   Growth Portfolio   Growth Portfolio   Portfolio
                                ------------  -----------------  ----------------  -----------
Lowest expense ratio
Period ended December 31, 2008

  Unit Value                    $  16.005060  $       22.547730  $      32.728801  $ 10.832906
  Total Return*                       -33.34%            -42.83%           -40.61%      -40.48%
  Ratio of Expenses**                   0.15%              0.15%             0.15%        0.15%

Period ended December 31, 2007

  Unit Value                    $  24.011295  $       39.442672  $      55.111008  $ 18.201637
  Total Return*                         7.97%             10.09%            17.28%        0.88%
  Ratio of Expenses**                   0.15%              0.15%             0.15%        0.15%

Period ended December 31, 2006

  Unit Value                    $  22.239521  $       35.826396  $      46.989671  $ 18.043328
  Total Return*                        20.85%             13.84%             6.84%       20.14%
  Ratio of Expenses**                   0.15%              0.15%             0.15%        0.15%

Period ended December 31, 2005

  Unit Value                    $  18.403239  $       31.470740  $      43.982037  $ 15.019103
  (1) Total Return*                    10.86%              8.51%            19.47%        8.90%
  Ratio of Expenses**                   0.15%              0.15%             0.15%        0.15%

Period ended December 31, 2004

  Unit Value                             n/a                n/a               n/a          n/a
  Total Return*                          n/a                n/a               n/a          n/a
  Ratio of Expenses**                    n/a                n/a               n/a          n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

Jackson National Separate Account IV
Notes to Financial Statements (continued)

Note 5 - Financial Highlights (continued)
-----------------------------------------

                                                 JNL/          JNL/T.Rowe        JNL/T.Rowe      JNL/T.Rowe
                                             Select Value  Price Established    Price Mid-Cap   Price Value
                                               Portfolio    Growth Portfolio  Growth Portfolio   Portfolio
                                             ------------  -----------------  ----------------  -----------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)             $        349  $             364  $            487  $       384
   (1) Units Outstanding (in thousands)                22                 18                16           37
   Investment Income Ratio *                         0.04%              0.14%             0.00%        2.22%

Period ended December 31, 2007

   (1) Net Assets (in thousands)             $        307  $             468  $            508  $       641
   (1) Units Outstanding (in thousands)                13                 13                10           37
   Investment Income Ratio *                         5.01%              1.32%             1.97%        2.55%

Period ended December 31, 2006

   Net Assets (in thousands)                 $        146  $             190  $            250  $       259
   Units Outstanding (in thousands)                     7                  6                 6           15
   Investment Income Ratio *                         2.30%              0.17%             0.87%        1.00%

Period ended December 31, 2005

   Net Assets (in thousands)                 $         48  $              57  $            145  $       172
   Units Outstanding (in thousands)                     3                  2                 4           12
   Investment Income Ratio *                         4.11%              0.29%             0.61%        5.79%

Period ended December 31, 2004

   Net Assets (in thousands)                 $         26  $              23  $             32  $       33
   Units Outstanding (in thousands)                     2                  1                 1            2
   Investment Income Ratio *                         1.18%              0.79%             0.00%        1.12%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

                         Independent Auditors' Report

The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account IV:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account IV (Separate Account) as set forth herein as of December 31, 2008, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2008, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account IV as set forth herein as of December 31, 2008, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

February 27, 2009

Jackson National Life Insurance               [GRAPHIC OMITTED][GRAPHIC OMITTED]
Company and Subsidiaries


Consolidated Financial Statements

December 31, 2008

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2008

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                        1



Consolidated Balance Sheets                                                    2



Consolidated Income Statements                                                 3



Consolidated Statements of Stockholder's Equity and Comprehensive Income       4



Consolidated Statements of Cash Flows                                          5



Notes to Consolidated Financial Statements                                     6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Jackson National Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2008 and 2007, and the related consolidated income statements and the consolidated statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008 in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Chicago, Illinois
March 13, 2009

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          DECEMBER 31,
ASSETS                                                                             2008                 2007
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Investments:
Cash and short-term investments                                                      $ 715,994            $ 642,600
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2008, $38,419,522; 2007, $37,320,138)             34,305,761           37,050,644
Equities (cost: 2008, $389,516; 2007, $299,050)                                        343,668              315,730
Trading securities, at fair value                                                      523,969              622,470
Commercial mortgage loans                                                            6,376,535            5,475,604
Policy loans                                                                           841,054              829,493
Derivative instruments                                                                 970,800              776,276
Other invested assets                                                                  935,010              841,681
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total investments                                                                   45,012,791           46,554,498

Accrued investment income                                                              496,787              455,208
Deferred acquisition costs                                                           4,889,889            3,438,686
Deferred sales inducements                                                             565,942              359,857
Reinsurance recoverable                                                              1,527,403            1,024,241
Income taxes receivable from Parent                                                    169,331                7,459
Deferred income taxes                                                                  994,874               75,609
Other assets                                                                           234,196              189,117
Separate account assets                                                             20,902,191           29,912,139
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total assets                                                                      $ 74,793,404         $ 82,016,814
                                                                             ==================   ==================
                                                                             ==================   ==================

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                             $ 4,091,774          $ 2,505,096
Deposits on investment contracts                                                    35,891,064           33,323,783
Guaranteed investment contracts                                                      1,903,276            1,950,925
Trust instruments supported by funding agreements                                    4,647,874            5,189,453
Federal Home Loan Bank funding agreements                                            1,752,399            1,403,203
Short-term borrowings from Parent                                                            -               32,020
Short-term borrowings                                                                  150,000              250,000
Long-term borrowings                                                                   288,915              270,446
Securities lending payable                                                             127,897              225,516
Derivative instruments                                                               1,258,036              313,603
Other liabilities                                                                    1,152,864            1,211,567
Separate account liabilities                                                        20,902,191           29,912,139
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total liabilities                                                                   72,166,290           76,587,751
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------

Minority interest                                                                      126,411              131,210
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------

STOCKHOLDER'S EQUITY
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares                                                    13,800               13,800
Additional paid-in capital                                                           2,968,985            2,934,881
Accumulated other comprehensive income (loss), net of
tax of $(851,672) in 2008 and $(49,127) in 2007                                     (1,627,525)             (91,235)
Retained earnings                                                                    1,145,443            2,440,407
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total stockholder's equity                                                           2,500,703            5,297,853
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total liabilities and stockholder's equity                                        $ 74,793,404         $ 82,016,814
                                                                             ==================   ==================
                                                                             ==================   ==================

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
                                                                2008            2007            2006
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Revenues
Premiums                                                     $ 170,161       $ 190,300        $ 196,201
Net investment income                                        2,662,099       2,945,516        2,904,787
Net realized losses on investments and capital assets       (1,203,234)        (90,574)         (57,710)
Risk management activity                                      (466,638)         36,458         (105,227)
Fee income                                                   1,069,910       1,000,661          711,584
Other income                                                   107,763          27,783           62,532
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Total revenues                                               2,340,061       4,110,144        3,712,167
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
BENEFITS AND EXPENSES
Death and other policy benefits                                514,148         488,280          490,527
Interest credited on deposit liabilities                     1,406,066       1,409,771        1,450,048
Interest expense on trust instruments supported
by funding agreements                                          196,175         278,604          269,577
Interest expense on Federal Home Loan Bank advances, notes
and reverse repurchase agreements                               71,295          66,647           52,817
Increase (decrease) in reserves, net of reinsurance            164,027         (29,437)         (37,266)
Commissions                                                    739,798         796,876          663,176
General and administrative expenses                            478,320         468,582          387,011
Deferral of policy acquisition costs                          (719,724)       (777,230)        (675,098)
Deferral of sales inducements                                 (113,232)       (140,722)        (101,525)
Amortization of acquisition costs:
Attributable to operations                                     926,903         552,626          318,443
Attributable to risk management activity                      (103,491)         17,182           (3,302)
Attributable to net realized losses on investments            (164,503)        (23,142)         (10,501)
Amortization of deferred sales inducements:
Attributable to operations                                      39,836          95,102          109,043
Attributable to risk management activity                        59,694          15,979          (35,058)
Attributable to net realized losses on investments             (15,770)         (2,940)          (2,576)
Amortization of acquired insurance                                   -               -           23,578
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Total benefits and expenses                                  3,479,542       3,216,178        2,898,894
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Pretax income (loss) before minority interest               (1,139,481)        893,966          813,273
Minority interest                                               (5,825)        (22,396)         (17,236)
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Pretax income (loss)                                        (1,145,306)        871,570          796,037
Federal income tax expense (benefit)                          (172,081)        252,291          263,416
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Income (loss) before extraordinary gain                       (973,225)        619,279          532,621
Extraordinary gain (loss), net of tax benefit of $4,651, $0
and $908 in 2008, 2007 and 2006, respectively                   (8,638)              -            8,944
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
NET INCOME (LOSS)                                           $ (981,863)      $ 619,279        $ 541,565
                                                          =============   =============   ==============

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                           2008              2007               2006
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

COMMON STOCK, BEGINNING AND END OF YEAR                      $ 13,800          $ 13,800           $ 13,800
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                           2,934,881         2,904,276          2,854,533
Capital contributions                                          34,104            30,605             49,743
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                 2,968,985         2,934,881          2,904,276
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                             (91,235)          110,807            263,203
Net unrealized investment losses, net of
reclassification adjustment and net of tax                 (1,536,290)         (202,042)          (152,396)
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                (1,627,525)          (91,235)           110,807
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

RETAINED EARNINGS
Beginning of year                                           2,440,407         2,067,128          1,734,621
Net income (loss)                                            (981,863)          619,279            541,565
Dividends paid to stockholder                                (313,101)         (246,000)          (209,058)
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                 1,145,443         2,440,407          2,067,128
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------


TOTAL STOCKHOLDER'S EQUITY                                $ 2,500,703       $ 5,297,853        $ 5,096,011
                                                      ================  ================   ================
                                                      ================  ================   ================



                                                                    YEARS ENDED DECEMBER 31,
                                                           2008              2007               2006
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

Net income (loss)                                          $ (981,863)        $ 619,279          $ 541,565
Net unrealized holding losses arising during
the period, net of tax of $(1,045,509) in 2008;
$(102,737) in 2007 and $(86,061) in 2006                   (1,987,509)         (190,798)          (159,828)
Reclassification adjustment for losses (gains)
included in net income, net of tax of $242,964 in 2008;
$(6,055)in 2007 and $4,001 in 2006                            451,219           (11,244)             7,432
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
COMPREHENSIVE INCOME (LOSS)                              $ (2,518,153)        $ 417,237          $ 389,169
                                                      ================  ================   ================
                                                      ================  ================   ================

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           YEARS ENDED DECEMBER 31,
                                                                  2008              2007             2006
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)                                                $ (981,863)        $ 619,279        $ 541,565

Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Net realized losses on investments                                1,203,234            90,574           57,710
Unrealized (gains) losses on trading portfolio                       91,472             6,496          (10,937)
Risk management activity                                            466,638           (36,458)         105,227
Interest credited on deposit liabilities                          1,406,066         1,409,771        1,450,048
Interest expense on trust instruments supported
by funding agreements                                               196,175           278,604          269,577
Interest expense on Federal Home Loan Bank funding
agreements                                                           57,928            50,178           18,147
Mortality, expense and surrender charges                           (321,484)         (298,384)        (282,931)
Amortization of discount and premium on investments                  28,168            65,787           76,919
Deferred income tax provision                                      (113,368)           50,254           22,558
Change in (net of effects of contribution of subsidiary in 2006):
Accrued investment income                                           (41,579)           78,679           19,233
Deferred sales inducements and acquisition costs                    (90,287)         (263,145)        (401,934)
Trading portfolio activity, net                                       9,592           (91,761)         (25,082)
Value of acquired insurance                                               -                 -           23,578
Income taxes payable to Parent                                     (161,872)           46,340           (3,166)
Other assets and liabilities, net                                   218,797          (147,951)          50,624
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                         1,967,617         1,858,263        1,911,136
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Sales of fixed maturities and equities available for sale         2,248,000         4,810,384        5,384,731
Principal repayments, maturities, calls and redemptions:
Fixed maturities available for sale                               2,964,781         3,074,597        2,593,502
Commercial mortgage loans                                           407,640           845,333          770,151
Purchases of:
Fixed maturities and equities available for sale                 (7,622,992)       (7,542,552)      (6,300,678)
Commercial mortgage loans                                        (1,310,760)       (1,031,580)      (1,067,685)
Other investing activities                                          473,947          (143,207)        (543,162)
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES              (2,839,384)           12,975          836,859
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                         12,846,221        13,262,218       11,232,706
Withdrawals                                                      (9,029,910)       (8,425,907)      (8,095,806)
Net transfers to separate accounts                               (2,442,002)       (6,915,504)      (5,363,753)
Proceeds from borrowings                                            550,000           250,000                -
Payments on borrowings                                             (634,047)         (131,831)        (119,543)
Proceeds from short-term borrowings from Parent                     (32,000)           32,000                -
Payment of cash dividends to Parent                                (313,101)         (246,000)        (209,058)
Capital contribution                                                      -                 -           24,150
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                 945,161        (2,175,024)      (2,531,304)
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS           73,394          (303,786)         216,691

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                  642,600           946,386          729,695
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD              $ 715,994         $ 642,600        $ 946,386
                                                             ===============   ===============  ===============
                                                             ===============   ===============  ===============

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "Jackson") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent"), which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

     The  consolidated   financial   statements  include  the  accounts  of  the
     following:

     o Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC and Jackson National Life (Bermuda) LTD;

     o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

     o    Wholly owned insurance agency: JNL Southeast Agency, LLC;

     o PGDS (US One) LLC ("PGDS"), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;

     o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by Jackson. Jackson was the primary beneficiary of Tuscany until February 2007, when Tuscany was dissolved;

     o Other partnerships, limited liability companies and variable interest entities in which Jackson has a controlling interest or is deemed the primary beneficiary.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation.

     The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an unrealized loss is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments; 7) assumptions and estimates associated with the Company's tax positions which impact the amount of recognized tax benefits recorded by the Company; and, 8) the value of guarantee obligations. These estimates and assumptions are based on management's best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements for those periods.

     CHANGES IN ACCOUNTING PRINCIPLES

     On January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("FAS") No. 159, "Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which was issued by the Financial Accounting Standards Board ("FASB") in 2007. FAS 159 allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement. Jackson did not elect to measure any eligible items at fair value and, as a result, adoption did not have an initial impact on the Company's consolidated financial statements.

     On January 1, 2008, the Company adopted FAS No. 157, "Fair Value Measurements" ("FAS 157"), which was issued by the FASB in September 2006. The Company also adopted the FAS 157 related FASB Staff Positions ("FSPs") described below. For financial statement elements measured at fair value, FAS 157 establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Prior to FAS 157, the fair value of a liability was often based on a settlement price concept, which assumed the liability was extinguished. Under FAS 157, fair value is based on the amount that would be paid to transfer a liability to a third party with the same credit standing, thereby requiring that an issuer's credit standing be considered when measuring a liability at fair value. FAS 157 also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

     The Company applied the provisions of FAS 157 prospectively to financial assets and liabilities measured at fair value under existing GAAP. The impact of adopting FAS 157 changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in the valuation of embedded derivatives associated with the variable annuity guarantees resulted from a change to implied volatility with no reference to historical volatility levels. At January 1, 2008, the impact of adopting FAS 157 on net income was $54.3 million and was recognized as a change in estimate in the accompanying consolidated financial statements, where the changes were presented in the respective income statement captions. The Company's adoption of FAS 157 did not materially impact the fair values of other financial instruments. However, management expects that as a result of adoption, risk management activity for 2008 and future years is likely to be more volatile than amounts recorded in prior years due to the potential variability in the relevant inputs. See note 4 for additional information regarding FAS 157.

     In February 2008, the FASB issued FSP FAS No. 157-1, "Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13" ("FSP FAS 157-1"). FSP FAS 157-1 provides a scope exception from FAS 157 for the evaluation criteria on lease classification and capital lease measurement under FAS No. 13, "Accounting for Leases" and other related accounting pronouncements. Due to the scope exception, the Company did not apply the provisions of FAS 157 in determining the classification of and accounting for leases. Accordingly, the adoption of FSP FAS 157-1 did not have an impact on the Company's consolidated financial statements.

     In February 2008, the FASB issued FSP FAS No. 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2") which delays the effective date of FAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and liabilities. Examples of applicable nonfinancial assets and liabilities to which FSP FAS 157-2 applies include, but are not limited to, nonfinancial assets and liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value and nonfinancial long-lived assets measured at fair value for impairment assessment. As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2 and does not expect such application to have a significant impact on the Company's consolidated financial statements.

     In October 2008, the FASB issued FSP No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"). This FSP clarifies the application of FAS 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active. The key considerations illustrated in FSP FAS 157-3 include the use of an entity's own assumptions about future cash flows and appropriate risk-adjusted discount rates, appropriate risk adjustments for nonperformance and liquidity risks, and the reliance that an entity should place on quotes that do not reflect the result of market transactions. FSP FAS 157-3 was preceded by a press release that was jointly issued by the Office of the Chief Accountant of the SEC and the FASB staff on September 30, 2008, which provided immediate clarification on fair value accounting based on the measurement guidance of FAS 157. FSP FAS 157-3 was effective upon issuance and did not have a significant impact on the Company's consolidated financial statements.

     In December 2008, the FASB issued FSP 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4/FIN 46(R)-8"). This staff position amends both FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" and FASB Interpretation No. 46 (revised) "Consolidation of Variable Interest Entities" ("FIN 46R") to require additional disclosures beginning in financial statements for reporting periods ending after December 15, 2008. Accordingly, any additional disclosures required by this statement are included in the accompanying notes to consolidated financial statements.

     In March 2008, the FASB issued FAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 amends and expands disclosures about an entity's derivative and hedging activities with the intent of providing the users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company will incorporate the additional disclosures required by FAS 161 in the 2009 consolidated financial statements.

     In December 2007, the FASB issued FAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements - an amendment of ARB No. 51" ("FAS 160"). FAS 160 establishes accounting and reporting standards for noncontrolling interests in a subsidiary. FAS 160 is effective for fiscal years beginning on or after December 15, 2008. FAS 160 will not have a significant effect on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. There was no change in the liability for unrecognized tax benefits resulting from the implementation of FIN 48 and, therefore, the Company did not recognize a cumulative effect adjustment to the balance of retained earnings as of January 1, 2007. The adoption did not have an initial impact on the Company's consolidated financial statements. See note 12 for information on unrecognized tax benefits arising subsequent to adoption.

     In April 2006, the FASB issued FSP on Interpretation 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). The FSP affects the identification of which entities are Variable Interest Entities ("VIE") through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities. The new requirements did not need to be applied to entities that were previously analyzed under FIN 46R unless a reconsideration event occurs. The adoption of this guidance did not have an initial impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 did not have an initial impact on the Company's consolidated financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred
     Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquisition costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications resulting in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP
     05-1 was required to be applied prospectively and was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have an initial impact on the Company's consolidated financial statements.

     COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS

     Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper, money market instruments and deposits in the Federal Home Loan Bank of Indianapolis ("FHLBI"), are carried at amortized cost. These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $604.3 million and $494.2 million as of December 31, 2008 and 2007, respectively.

     All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized losses on investments and capital assets. In determining whether an other-than-temporary impairment has occurred, the Company considers a number of factors, which are further detailed in note 5.

     Equities, which include common stocks, non-redeemable preferred stocks and shares of mutual funds purchased as seed money supporting newly established variable funds are carried at fair value. Book value of equity securities are reduced to fair value for declines in fair value considered to be other-than-temporary. Impairment charges of $84.6 million and $10.5 million are included in net realized losses on investments and capital assets in 2008 and 2007, respectively.

     Trading securities primarily consist of private equity securities and investments in mutual funds that support liabilities of the Company's non-qualified voluntary deferred compensation plans. Trading securities are carried at fair value with changes in value included in net investment income. During 2008, 2007 and 2006, $(85.7) million, $44.6 million and $26.3 million of investment income (loss) was recognized on trading securities held at December 31, 2008, 2007 and 2006, respectively.

     Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, Jackson had investments of $72.5 million and $81.5 million as of December 31, 2008 and 2007, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which it is not the primary beneficiary.

     Realized gains and losses on sales of investments  are recognized in income
     at  the  date  of  sale  and  are   determined   using  the  specific  cost
     identification method.

     The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements, are excluded from net income (loss) and included as a component of other comprehensive income (loss) and stockholder's equity.

     DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, spread cap options, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. During 2008, nonperformance by one derivative counterparty resulted in a loss on the related transactions. The related charge of $17.2 million is included as a component of net investment income.

     The Company generally uses freestanding derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by FAS 133. The Company generally does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount and are used for hedging purposes. Interest rate swaps are carried at fair value.

     Spread cap options, with maturities of up to five years, are used as a macro-economic hedge against declining interest rates. Jackson receives quarterly settlements based on the spread between the 2-year and the 10-year constant maturity swap rates in excess of a specified spread. Spread cap options are carried at fair value.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties ("linked put-swaptions"). Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Due to the right of offset, linked put-swaptions are presented at net fair value. Non-linked put-swaptions are carried at fair value.

     Equity index futures contracts and equity index options (including call and put options, put spreads, written calls and knock-out put options), which are used to hedge the Company's obligations associated with its index linked annuities and guarantees in variable annuity products, are carried at fair value. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

     Credit default swaps, with maturities up to five years, represent agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined "default event" occurs in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value.

     Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

     Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included at fair value. The fair value of derivatives embedded in funding agreements, as well as foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS

     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred acquisition costs have been increased by $1.5 billion and $98.8 million at December 31, 2008 and 2007, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS

     Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred sales inducements have been increased by $201.0 million and $13.7 million at December 31, 2008 and 2007, respectively, to reflect this adjustment.

     VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years and was fully amortized as of December 31, 2006.

     FEDERAL INCOME TAXES

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions. With few exceptions, the Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005.

     Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of Jackson. Income tax expense is calculated on a separate company basis.

     Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the enacted tax rates expected to be in effect when such benefits are realized. Under GAAP, Jackson periodically tests the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

     The determination of the valuation allowance for Jackson's deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in an income tax return and provides guidance on disclosure. Additionally, FIN 48 requires, in order to recognize a benefit in the consolidated financial statements, that there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position. Management's judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and specific industry and market conditions.

     POLICY RESERVES AND LIABILITIES

     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:

     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:

     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for index linked annuities is based on two components,
     1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS

     Jackson and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. Carrying values totaled $1.1 billion and $1.6 billion at December 31, 2008 and 2007, respectively.

     Jackson and Jackson National Life Global Funding have established a $10.8 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of Funding Agreements. The carrying values at December 31, 2008 and 2007 totaled $3.5 billion and $3.6 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     FEDERAL HOME LOAN BANK ADVANCES

     Jackson is a member of the FHLBI primarily for the purpose of participating in its mortgage-collateralized loan advance program and its short-term funding facility. Membership requires the Company to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances. Advances are in the form of short-term notes or funding agreements issued to FHLBI. At December 31, 2008 and 2007, Jackson held $117.5 million and $82.5 million, respectively, in FHLBI capital stock, supporting $1.9 billion and $1.7 billion, respectively, in funding agreements and short-term borrowings.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES

     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $20.8 billion and $29.8 billion at December 31, 2008 and 2007, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $106.4 million and $153.8 million at December 31, 2008 and 2007, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

     REVENUE AND EXPENSE RECOGNITION

     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees and 12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

     During 2008 and 2006, the Company received $18.6 million and $16.0 million, respectively, from class action settlements against certain underwriters of WorldCom securities. These settlements were recorded in other income in the year received.

     Jackson also terminated, at the customers' requests, a number of Medium Term Note contracts at a discounted rate during 2008. The income on these early terminations, totaling $48.8 million, is included in other income.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

3.   ACQUISITIONS

     On May 18, 2005, Brooke Life purchased, in exchange for $260.7 million in cash, 100% of the interest in Life Insurance Company of Georgia ("Life of Georgia"), a life insurance company domiciled in Georgia, from ING Groep, N.V. ("ING"). Direct costs of $4.4 million were capitalized in connection with the acquisition. On May 31, 2005, Brooke Life contributed 100% of its interest in Life of Georgia to Jackson. The acquisition expanded Jackson's life insurance base while taking advantage of Jackson's low cost structure. The results of Life of Georgia's operations have been included in these consolidated financial statements since acquisition. On December 31, 2005, Life of Georgia was merged into Jackson.

     The preliminary purchase price was subject to post-closing adjustments and was initially allocated to the assets acquired and liabilities assumed using management's best estimate of fair value as of the acquisition date. In 2006, an arbitrator ruled in Jackson's favor on certain purchase price adjustments. As a result of this determination and other previously settled amounts, the purchase price was reduced by $11.7 million within the purchase price allocation period.

     As of December 31, 2005, Jackson recorded in other assets the value of business acquired totaling $1.1 million. As a result of subsequent purchase price adjustments, this asset was reversed in 2006 and the remaining adjustment resulted in negative goodwill, which was recorded as an extraordinary gain of $8.9 million.

4.   FAIR VALUE MEASUREMENTS

     The following chart summarizes the fair value and carrying value of Jackson's financial instruments (in thousands). The basis for determining the fair value of each instrument is also described below.

                                                                 DECEMBER 31, 2008                        DECEMBER 31, 2007
                                                      -------------------------------------    -------------------------------------
                                                      -------------------------------------    -------------------------------------
                                                        CARRYING VALUE      FAIR VALUE          CARRYING VALUE       FAIR VALUE
                                                      -------------------------------------    -------------------------------------
                                                      -------------------------------------    -------------------------------------
ASSETS
 Cash and short-term investments                            $ 715,994         $ 715,994             $ 642,600          $ 642,600
 Fixed maturities                                          34,305,761        34,305,761            37,050,644         37,050,644
 Equities                                                     343,668           343,668               315,730            315,730
 Trading securities                                           523,969           523,969               622,470            622,470
 Commercial mortgage loans                                  6,376,535         6,139,750             5,475,604          5,755,929
 Policy loans                                                 841,054           665,817               829,493            654,991
 Derivative instruments                                       970,800           970,800               776,276            776,276
 GMIB reinsurance recoverable (1)                             249,468           249,468                     -                  -
 Separate account assets                                   20,902,191        20,902,191            29,912,139         29,912,139

LIABILITIES
 Annuity reserves (2)                                    $ 30,775,340      $ 23,631,193          $ 27,123,582       $ 20,864,149
 Reserves for guaranteed investment contracts               1,903,276         1,998,027             1,950,925          1,963,506
 Trust instruments supported by funding agreements          4,647,874         4,797,590             5,189,453          5,215,734
 Federal Home Loan Bank funding agreements                  1,752,399         1,816,734             1,403,203          1,415,165
 Borrowings                                                   438,915           413,026               552,466            593,349
 Derivative instruments                                     1,258,036         1,258,036               313,603            313,603
 Separate account liabilities                              20,902,191        20,902,191            29,912,139         29,912,139

MINORITY INTEREST                                             126,411           126,411               131,210            131,210

(1) - Reinsurance recoverable  in 2008  represents  the asset  balance  on the embedded  derivative  associated with the reinsurance of Jackson's GMIB product. In 2007,  this embedded  derivative  was a liability and was included in annuity reserves in this table.

(2) - Annuity reserves represent only the components of deposits on investment contracts that constitute financial instruments. Non-
financial  instruments are not included in either the carrying value or fair value columns.

     Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's view of market assumptions in the absence of observable market information. Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. FAS 157 requires all assets and liabilities measured at fair value on a recurring basis to be classified into one of the following categories:

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2. Level 2 also includes freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured or lower quality asset-backed securities. Embedded derivative instruments that are valued using unobservable inputs are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

     In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

     The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company also determines fair value based on estimated future cash flows discounted at the appropriate current market rate. As appropriate, fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity and risk margins on unobservable inputs.

     Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. Illiquid market conditions have resulted in inactive markets for certain of the Company's financial instruments. As a result, there is generally no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had a ready market existed, and the differences could be material. As a result, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

     The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

     FIXED MATURITY AND EQUITY SECURITIES

     The fair values for fixed maturity and equity securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

     As a result of typical trading volumes and the lack of quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.

     Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

     Prices from independent pricing services are sometimes unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced using broker-dealer quotes, which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these quotes are non-binding.

     Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information, and, therefore, represent Level 3 inputs.

     The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. During 2008, the Company determined that reliable market prices were no longer available on certain securities. As a result, these securities are valued using internal estimates at December 31, 2008. These securities are reflected as transfers into Level 3 during 2008. At December 31, 2008, the related securities had an amortized cost and fair value of $5,469.4 million and $4,783.3 million, respectively and were primarily asset-backed securities.

     An internally developed model is used to price certain asset-backed securities for which the Company is unable to obtain a reasonable price from either a third party pricing service or an independent broker quotation. The pricing model used by the Company begins with current spread levels of similarly-rated securities to determine the market discount rate for the security. Additional risk premiums for illiquidity and non-performance are incorporated, if warranted, and included in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions are discounted to determine an estimated fair value.

     The Company reviewed the independent pricing services' valuation methodologies and related inputs, and evaluated the various types of securities in its investment portfolio to determine an appropriate FAS 157 fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price was classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 because the most significant inputs used in pricing the securities are market observable.

     Due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Matrix-priced securities, primarily consisting of certain private placement debt, are classified as Level 2 as values are determined using observable market inputs.

     COMMERCIAL MORTGAGE LOANS

     Fair values are determined by discounting the future cash flows at current market interest rates.

     POLICY LOANS

     Fair values are determined  using projected future cash flows discounted at
     current  market  interest  rates.   Projected  future  cash  flows  include
     assumptions regarding mortality and lapse expectations.

     FREESTANDING DERIVATIVE INSTRUMENTS

     Freestanding derivative instruments are reported on the consolidated balance sheets at fair value. Changes in fair value are included in risk management activity on the consolidated income statement. Derivatives priced using valuation models incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

     Derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

     Derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put swaptions and equity index call and put options. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

     Spread cap options are classified as Level 3 as the fair values are determined through non-binding broker quotes. As noted above, due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3.

     Although no other freestanding derivatives are currently classified as Level 3, a derivative instrument containing Level 1 or Level 2 inputs could be classified as a Level 3 financial instrument in its entirety if it includes at least one significant Level 3 input.

     FAIR VALUES OF SEPARATE ACCOUNT ASSETS

     Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.

     ANNUITY RESERVES

     Fair values for immediate annuities without mortality features, are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including equity indexed annuities, are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS

     Fair value is based on the present value of future cash flows discounted at current market interest rates.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS

     Fair value is based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives.

     FEDERAL HOME LOAN BANK FUNDING AGREEMENTS

     Fair value of the FHLBI funding agreements is based on present value of future cash flows discounted at current market interest rates.

     BORROWINGS

     Carrying value of the short-term borrowings is considered a reasonable estimate for fair value due to the short-term maturity. Fair value of other borrowings is based on future cash flows discounted at current market interest rates.

     FAIR VALUES OF CERTAIN GUARANTEED BENEFITS

     Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum accumulation benefits ("GMAB") and the reinsured portion of the Company's guaranteed minimum income benefits ("GMIB"), are accounted for under FAS 133. Guaranteed benefits that do not meet the requirements of FAS 133 are accounted for as insurance benefits under the American Institute of Certified Public Accountants Statement of Position 03-1 ("SOP 03-1").

     Non-life contingent GMWBs and GMABs are recorded at fair value with changes in fair value recorded in risk management activity. The fair value of the reserve is based on the expectations of future fees and future benefits associated with the benefit. At inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which are then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid for the benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits expected to be paid and the present value of attributed fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

     Jackson's GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company's balance sheets, with changes in fair value recorded in risk management activity.

     Fair values for GMWB and GMAB embedded derivatives as well as reinsured GMIB derivatives, are calculated based upon internally developed models because active, observable markets do not exist for those items. Prior to January 1, 2008, the Company used the guidance prescribed in FAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at a risk-adjusted rate of interest, was deemed to be the best available estimate of fair value in the circumstances.

     Prior to January 1, 2008, fair value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a stochastic process involving the generation of thousands of scenarios that assumed risk neutral returns consistent with swap rates and incorporating implied volatility data and evaluations of historical volatilities for various indices were used. Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation.

     At each valuation date prior to January 1, 2008, the Company assumed expected returns based on risk-adjusted spot rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility and evaluations of historical volatilities for various indices. The risk-adjusted spot rates as represented by the LIBOR spot curve as of the valuation date were used to determine the present value of expected future cash flows produced in the stochastic process. GMWB obligations are relatively new in the marketplace, thus actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on both internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

     Effective January 1, 2008, the FAS 157 basis fair value is also calculated using the methods previously described. However, as a result of adoption, Jackson now bases its volatility assumptions solely on implied market volatility with no reference to historical volatility levels and explicitly incorporates Jackson's own credit risk in place of the risk-adjusted rates referenced above. Volatility assumptions are now based on a weighting of available market data on implied volatility for durations up to 10 years, at which point the projected volatility is held constant. Additionally, non-performance risk is incorporated into the calculation through the use of interest rates based on a AA corporate credit curve, which approximates Jackson's own credit risk. Other risk margins required by FAS 157, particularly for market illiquidity and policyholder behavior are also incorporated into the model through the use of best estimate assumptions plus a risk margin. On a periodic basis, the Company validates the resulting fair values based on comparisons to other models and market movements.

     The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, will likely be significantly different than the FAS 157 fair value as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus margins for risk.

     FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS

     The following table presents the Company's assets and liabilities that are carried at fair value by FAS 157 hierarchy levels, as of December 31, 2008 (in thousands):

                                                     TOTAL              LEVEL 1              LEVEL 2              LEVEL 3
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
ASSETS
    Fixed maturities                                 $ 34,305,761              $ 5,118         $ 28,992,848          $ 5,307,795
    Equities and trading securities                       867,637              529,989                2,178              335,470
    Derivative instruments                                970,800                    -              899,741               71,059
    GMIB reinsurance recoverable                          249,468                    -                    -              249,468
    Separate account assets (1)                        20,902,191           20,902,191                    -                    -
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
    Total                                            $ 57,295,857         $ 21,437,298         $ 29,894,767          $ 5,963,792
                                              ===================================================================================
                                              ===================================================================================
LIABILITIES
    Embedded derivative instruments                   $ 5,978,422                  $ -          $ 4,854,475          $ 1,123,947
    Derivative instruments                              1,258,036               14,013            1,141,437              102,586

MINORITY INTEREST                                         125,130               32,390                    -               92,740
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
    Total                                             $ 7,361,588             $ 46,403          $ 5,995,912          $ 1,319,273
                                              ===================================================================================
                                              ===================================================================================

(1) Pursuant to the conditions set forth in SOP 03-1, the value of the separate account liabilities is set equal to the value of the separate account assets.

(2) Includes the embedded derivative liabilities related to GMWB reserves and equity indexed annuities.

     ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) The table below provides a rollforward from January 1, 2008 to December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. In addition, the Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the relevant risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect.

                                                   TOTAL REALIZED/UNREALIZED GAINS
                                                   (LOSSES) INCLUDED IN
                                                   -------------------------------
                                                   -------------------------------
(in thousands)                   FAIR VALUE AS OF                  OTHER           PURCHASES,      TRANSFERS IN      FAIR VALUE
                                 JANUARY 1, 2008      NET INCOME   COMPREHENSIVE   ISSUANCES AND   AND/OR OUT OF     AS OF DECEMBER
                                                                   INCOME          SETTLEMENTS     LEVEL 3           31, 2008
                                 ---------------------------------------------------------------------------------------------------
                                 ---------------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                   $ 2,465,994      (361,528)    (597,879)          144,839       3,656,369       $ 5,307,795
 Equities and trading securities        334,297        (6,778)           4             7,947               -           335,470
 Derivative instruments                 229,887        25,829            -          (184,657)              -            71,059
 GMIB reinsurance recoverable            38,502       210,966            -                 -               -           249,468

LIABILITIES
 Embedded derivative instruments      $ 242,707       881,240            -                 -               -       $ 1,123,947
 Derivative instruments                 (11,349)       93,761            -                 -          20,174           102,586
MINORITY INTEREST                        94,411         8,127            -            (9,798)              -            92,740


The portion of gains and losses  included  in net income or other  comprehensive income  attributable  to the change in  unrealized gains and losses related to financial statement instruments still held at December 31, 2008 are as follows (in thousands):


                                                               DECEMBER 31, 2008
ASSETS
    Fixed maturities                                           $ (597,575)
    Equities and trading securities                               (11,379)
    Derivative instruments                                        (25,168)
    Reinsurance recoverable                                       210,966

LIABILITIES
    Embedded derivative instruments                            $ (881,240)
    Derivative instruments                                       (113,935)

MINORITY INTEREST                                                   8,126

5.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds, asset-backed securities and mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES

     The following table sets forth fixed maturity investments at December 31, 2008, classified by rating categories as assigned by nationally recognized statistical rating organizations ("NRSRO"), the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2008, the carrying value of investments rated by the Company's affiliated investment advisor totaled $218.5 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                        PERCENT OF TOTAL
                                                        FIXED MATURITIES
     INVESTMENT RATING                                  DECEMBER 31, 2008
                                                      ----------------------
     AAA                                                              25.8%
     AA                                                                7.9%
     A                                                                28.1%
     BBB                                                              32.8%
                                                      ----------------------
                                                      ----------------------
     Investment grade                                                 94.6%
                                                      ----------------------
     BB                                                                4.0%
     B and below                                                       1.4%
                                                      ----------------------
     Below investment grade                                            5.4%
                                                      ----------------------
     Total fixed maturities                                          100.0%
                                                      ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $4.3 million and $4.2 million, respectively, at December 31, 2008. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2008 were $0 and $3 thousand, respectively, and for the 12 months preceding December 31, 2007 were zero and $0.1 million, respectively.

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows (in thousands):

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2008                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                           $ 4,618             $ 501                $ -          $ 5,119
Foreign governments                                  1,337               513                  -            1,850
Public utilities                                 3,330,471            34,805            223,085        3,142,191
Corporate securities                            23,004,416           158,542          2,861,785       20,301,173
Asset-backed securities                         12,078,680           209,923          1,433,175       10,855,428
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 38,419,522         $ 404,284        $ 4,518,045     $ 34,305,761
                                            ===============   ===============   ================  ===============

Equities                                         $ 389,516           $ 5,347           $ 51,195        $ 343,668
                                            ===============   ===============   ================  ===============

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2007                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                          $ 11,664             $ 376                $ -         $ 12,040
Foreign governments                                  1,339               343                  -            1,682
Public utilities                                 2,066,395            50,330             17,537        2,099,188
Corporate securities                            23,639,876           417,174            534,342       23,522,708
Asset-backed securities                         11,600,864           131,850            317,688       11,415,026
                                            ---------------   ---------------   ----------------  ---------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                         $37,320,138         $ 600,073          $ 869,567      $37,050,644
                                            ===============   ===============   ================  ===============
Equities                                         $ 299,050          $ 17,260              $ 580        $ 315,730
                                            ===============   ===============   ================  ===============


     The amortized cost and fair value of fixed maturities at December 31, 2008, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                                AMORTIZED
                                                   COST           FAIR VALUE
                                              ---------------   ----------------
     Due in 1 year or less                         $ 991,361          $ 962,818
     Due after 1 year through 5 years              9,801,031          9,105,800
     Due after 5 years through 10 years           11,834,974         10,169,679
     Due after 10 years through 20 years           2,509,731          2,201,234
     Due after 20 years                            1,203,745          1,010,802
     Asset-backed securities                      12,078,680         10,855,428
                                              ---------------   ----------------
     Total                                      $ 38,419,522       $ 34,305,761
                                              ===============   ================

     U.S. Treasury securities with a carrying value of $4.0 million at both December 31, 2008 and 2007 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

     Asset-backed securities include investments in mortgage-backed securities which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies ("non-agency mortgage-backed securities"). The Company's non-agency mortgage-backed securities at December 31, 2008 include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

                         COST OR            GROSS              GROSS
                        AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2008          COST             GAINS             LOSSES            VALUE
                       --------------   ---------------   ----------------  ---------------
Prime                    $ 1,940,054          $ 14,343          $ 288,964      $ 1,665,433
Alt-A                      1,124,057            25,081            226,179          922,959
Subprime                     494,948               935             78,631          417,252
                       --------------   ---------------   ----------------
                       --------------   ---------------   ----------------  ---------------
Total non-agency RMBS    $ 3,559,059          $ 40,359          $ 593,774      $ 3,005,644
                       ==============   ===============   ================  ===============

     The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower. 93% of the Company's investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO. 93% of the Company's investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO. In 2008, the Company recorded other-than-temporary impairment charges of $47.0 million, $255.0 million, and $7.3 million on securities backed by prime, Alt-A and subprime loans, respectively. No other-than-temporary impairment charges were recorded on securities backed by prime, Alt-A or subprime loans during either 2007 or 2006.

     Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans ("CMBS"). The amortized cost and fair value of the Company's investment in CMBS is $3.2 billion and $2.6 billion, respectively, at December 31, 2008. 99% of these investments are rated investment grade by at least one NRSRO. No other-than-temporary impairment charges were recorded on CMBS during 2008. Jackson recorded $4.2 million and $0.4 million in other-than-temporary impairment charges on CMBS during 2007 and 2006, respectively.

     Corporate securities include direct investments in below investment grade syndicated bank loans. Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers. As such, investors in these securities that become impaired have historically experienced less severe losses versus corporate bonds. The amortized cost and fair value of the Company's direct investments in bank loans is $549.2 million and $441.8 million, respectively, at December 31, 2008.

     The fair value and the amount of gross unrealized losses included in accumulated other comprehensive income (loss) in stockholder's equity were as follows (in thousands):

------------------------------------------------------------------------------------------------------------------------------
                                     LESS THAN 12 MONTHS               12 MONTHS OR LONGER                    TOTAL
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     GROSS                            GROSS                          GROSS
                                   UNREALIZED                       UNREALIZED                     UNREALIZED
DECEMBER 31, 2008                    LOSSES         FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Public utilities                    $ 147,809      $ 1,925,535       $ 75,276       $ 426,786      $ 223,085      $ 2,352,321
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Corporate securities                1,574,476       11,778,214      1,287,309       4,435,724      2,861,785       16,213,938
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities               766,457        3,251,281        666,718       2,883,592      1,433,175        6,134,873
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities         2,488,742       16,955,030      2,029,303       7,746,102      4,518,045       24,701,132
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Equities                               48,797          127,534          2,398           7,676         51,195          135,210
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
securities                         $2,537,539      $17,082,564     $2,031,701     $ 7,753,778     $4,569,240     $ 24,836,342
-------------------------------================================-==============-===============-==============-================
-------------------------------================================-==============-===============-==============-================

------------------------------------------------------------------------------------------------------------------------------
                                         LESS THAN 12 MONTHS             12 MONTHS OR LONGER                  TOTAL
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                      GROSS                            GROSS                          GROSS
                                    UNREALIZED                      UNREALIZED                     UNREALIZED
DECEMBER 31, 2007                     LOSSES        FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Public utilities                        $ 885        $ 226,092       $ 16,652       $ 666,783       $ 17,537        $ 892,875
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Corporate securities                  225,670        5,771,382        308,672       7,277,319        534,342       13,048,701
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities               177,235        3,358,791        140,453       3,154,953        317,688        6,513,744
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities           403,790        9,356,265        465,777      11,099,055        869,567       20,455,320
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Equities                                  580           68,174              -               -            580           68,174
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
securities                          $ 404,370      $ 9,424,439      $ 465,777      $11,099,055      $ 870,147     $ 20,523,494
-------------------------------================================-==============-===============-==============-================
-------------------------------================================-==============-===============-==============-================

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in fair value and the Company's intent and ability to hold a security to recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income (loss) in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the consolidated income statements.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, unusual market illiquidity or volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

     In addition to the review procedures described above, investments in structured securities where market prices are depressed are subject to a rigorous review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. Even in the case of severely depressed market values on structured securities, the Company places significant importance on the results of its cash flow testing and its ability and intent to hold these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Impairment charges are generally recorded on structured securities when the Company forecasts a contractual payment shortfall.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on other than high quality asset-backed securities are other-than-temporary. In general, the Company considers an asset-backed security as other than high quality if it is not rated investment grade by at least one NRSRO. The Company regularly updates estimates of cash flows on impaired other than high quality asset-backed securities and, in accordance with EITF 99-20, if there has been an adverse change, an impairment charge is recorded in the consolidated income statement.

     In 2008, the impairment model described in EITF 99-20 was modified by FASB Staff Position EITF 99-20-1 to make its impairment model more consistent with FAS 115, Accounting for Certain Investments in Debt and Equity Securities. This modification eliminated EITF 99-20's exclusive reliance on "market participant" estimates of future cash flows used in determining whether there has been a probable adverse change when assessing whether an other-than-temporary impairment has occurred. The Company has applied this new guidance effective in the fourth quarter of 2008.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in fair value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income (loss) may be recognized in the consolidated income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

     Based on ratings by NRSROs, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2008, 79% were investment grade, 6% were below investment grade and 15% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 24% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2008, the industries representing the larger unrealized losses included energy (13% of fixed maturities gross unrealized losses) and financial institutions and services (12%). The largest unrealized loss related to a single corporate obligor was $93.5 million at December 31, 2008.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2008 were as follows (in thousands):

             Less than one year                                        $ 30,650
             One to five years                                          748,940
             Five to ten years                                        1,758,201
             More than ten years                                        547,079
             Asset-backed securities                                  1,433,175
                                                              ------------------
             Total gross unrealized losses                          $ 4,518,045
                                                              ==================

     COMMERCIAL MORTGAGE LOANS

     Commercial mortgage loans of $6.4 billion and $5.5 billion at December 31, 2008 and 2007, respectively, are reported net of an allowance for loan losses of $16.0 million and $13.4 million at each date, respectively. At December 31, 2008, mortgage loans were collateralized by properties located in 39 states. Jackson's mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans.

     SECURITIZATIONS

     In November 2003, Jackson executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. Jackson's carrying value in securities issued by Piedmont totaled $494.0 million and $546.2 million at December 31, 2008 and 2007, respectively, and was reported in asset-backed securities.

     OTHER INVESTED ASSETS

     Other invested assets primarily include investments in limited partnerships and real estate. Investments in limited partnerships have carrying values of $741.0 million and $651.1 million at December 31, 2008 and 2007, respectively. Real estate totaling $135.8 million and $118.9 million at December 31, 2008 and 2007, respectively, includes foreclosed properties with a book value of $12.9 million and $10.9 million at December 31, 2008 and 2007, respectively.

     In 2001, Jackson acquired a $71.3 million debt interest in a limited purpose entity, SERVES 2001-6 ("SERVES 2") formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $400.0 million. Jackson's interest represented 95% of the capital structure of the entity. At acquisition, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary. Based on the results of this analysis, the Company concluded that SERVES 2 was a VIE and Jackson was the primary beneficiary. This structure is consolidated by Jackson. As a result of this consolidation at December 31, 2008, the underlying assets of $70.5 million and net liabilities of $55.4 million have been included in Jackson's consolidated financial statements. At December 31, 2007, the underlying assets of $84.8 million and net liabilities of $13.5 million were included in Jackson's consolidated financial statements. The creditors of the entity do not have recourse to the general credit of Jackson.

     In 2004, Jackson acquired a $47.5 million debt interest in a limited purpose entity, SERVES 2004-2 ("SERVES 3"), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $300.0 million. Jackson's interest represented 95% of the capital structure of the entity. At acquisition, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary status. Based on the results of this initial analysis, the Company concluded that SERVES 3 was a VIE and that Jackson was not the primary beneficiary. Thus, the Company's investment was reported at the fair value of this debt instrument.

     During 2008, Jackson entered into "Option Put and Forbearance Agreements" with the counterparty to SERVES 2 and SERVES 3 entities in exchange for the counterparty forbearing its right to initiate forced liquidations of the entities under certain market value triggers. The support provided by the agreements could potentially expose Jackson to maximum losses of $170.0 million and $148.0 million for SERVES 2 and SERVES 3, respectively, if circumstances allowed the forbearance period to cease. Jackson believes that, so long as the forbearance period continues, the risk of loss under the agreements is remote.

     As a result of the additional exposure to SERVES 3 upon entering into the "Option Put and Forbearance Agreement", Jackson determined during 2008 that it is the primary beneficiary of SERVES 3 and, accordingly, consolidated SERVES 3 in its financial statements. As a result of this consolidation, Jackson recognized an extraordinary loss of $8.6 million as the value of the net assets held by SERVES 3 were lower than the value of Jackson's previous net holdings in SERVES 3. The accompanying consolidated financial statements include the underlying assets of $51.7 million and net liabilities of $54.2 million of this entity. The creditors of SERVES 3 do not have recourse to the general credit of Jackson.

     In 2006 and 2008, Jackson acquired $25.2 million and $40.0 million of debt interests, respectively, in a limited purpose entity, SERVES 2006-1 ("SERVES 4"), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $500.0 million. At each acquisition date, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios, and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary. Based on the results of this analysis, the Company concluded that SERVES 4 was a VIE and that Jackson was not the primary beneficiary. Thus, the Company's investment is reported at the fair value of this debt instrument.

     DERIVATIVE INSTRUMENTS

     The fair value of freestanding derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps, spread cap options and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

     A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows (in thousands):

------------------------------------------------------------------------------------------------------------------
                                                  DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------
                                  ASSETS                           LIABILITIES
------------------------------------------------------------------------------------------------------------------
                                CONTRACTUAL/                        CONTRACTUAL/                             NET
                                 NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                                  AMOUNT             VALUE            AMOUNT             VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps            $ 644,807         $ 149,312         $ 314,033         $ (67,209)         $ 82,103
Credit default swaps               45,000               305           255,000           (25,818)          (25,513)
Equity index call
   options                      1,442,100            10,314             6,897              (301)           10,013
Equity index put
   options                      9,450,000           527,435                 -                 -           527,435
Spread cap options              4,000,000            71,059                 -                 -            71,059
Put-swaptions                  41,500,000            31,416                 -                 -            31,416
Futures                                 -                 -           661,063           (14,012)          (14,012)
Total return swaps                      -                 -           700,000          (102,587)         (102,587)
Interest rate swaps             2,450,000           180,959         6,490,000        (1,048,109)         (867,150)
Total                        $ 59,531,907         $ 970,800       $ 8,426,993      $ (1,258,036)       $ (287,236)
--------------------------================--================--================--================--================
--------------------------================--================--================--================--================

                                                  DECEMBER 31, 2007
                                        ASSETS                            LIABILITIES
                          ----------------------------------  ----------------------------------
                          ----------------------------------  ----------------------------------
                              CONTRACTUAL/                        CONTRACTUAL/                           NET
                                NOTIONAL            FAIR           NOTIONAL            FAIR              FAIR
                                 AMOUNT             VALUE           AMOUNT             VALUE             VALUE
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
Cross-currency swaps          $ 1,198,115         $ 230,759               $ -               $ -         $ 230,759
Credit default swaps                6,000               287            40,000              (797)             (510)
Equity index call
options                         1,038,700            93,984            22,718           (17,130)           76,854
Equity index put
options                         7,250,000            97,973                 -                 -            97,973
Spread cap options             10,000,000           229,887                 -                 -           229,887
Put-swaptions                  51,000,000            53,160         2,000,000                (1)           53,159
Futures                                 -                 -           738,600           (10,125)          (10,125)
Total return swaps                450,000            11,349                 -                 -            11,349
Interest rate swaps             3,400,000            58,877         7,140,000          (285,551)         (226,674)
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
Total                        $ 74,342,815         $ 776,276       $ 9,941,318        $ (313,603)        $ 462,673
                          ================  ================  ================  ================  ================
                          ================  ================  ================  ================  ================

     SECURITIES LENDING

     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2008 and 2007, the estimated fair value of loaned securities was $112.1 million and $215.2 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $127.9 million and $225.5 million at December 31, 2008 and 2007, respectively, was invested by the agent bank and included in short-term investments of the Company. Securities lending payable is included in liabilities for cash collateral received.

     Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

6.   INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category were as follows (in thousands):

                                               YEARS ENDED DECEMBER 31,
                                       2008           2007               2006
                                  -------------  -------------   ---------------
                                  -------------  -------------   ---------------
    Fixed maturities                $2,283,388     $2,320,597        $2,363,953
    Commercial mortgage loans          347,483        328,830           329,047
    Limited partnerships                10,618        177,941           120,320
    Other investment income             85,555        158,062           137,363
                                  -------------  -------------   ---------------
                                  -------------  -------------   ---------------
    Total investment income          2,727,044      2,985,430         2,950,683
    Less investment expenses           (64,945)       (39,914)          (45,896)
                                  -------------  -------------   ---------------
                                  -------------  -------------   ---------------
    Net investment income           $2,662,099     $2,945,516        $2,904,787
                                  =============  =============   ===============
                                  =============  =============   ===============

6. INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES (CONTINUED)

     Risk management activity, including gains (losses) and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):
                                                 YEARS ENDED DECEMBER 31,
                                             2008          2007         2006
                                         ------------  -----------   ----------
                                         ------------  -----------   ----------
Interest rate swaps                       $ (790,029)  $ (167,141)   $ 106,907
Put-swaptions                                (20,493)      33,710      (10,572)
Futures                                      353,607       14,382      (40,993)
Equity index call options                   (103,769)        (850)      33,460
Equity index put options                     760,135       31,439      (64,046)
Total return swaps                           (91,138)      (9,180)      10,486
Spread cap options                            76,414      194,444            -
Fixed index annuity embedded derivatives     262,028      (27,623)    (154,696)
Credit default swaps                         (34,845)        (653)       1,447
Variable annuity embedded derivatives       (878,548)     (32,070)      12,780
                                         ------------  -----------   ----------
                                         ------------  -----------   ----------
Risk management activity                  $ (466,638)    $ 36,458    $(105,227)
                                         ============  ===========   ==========
                                         ============  ===========   ==========

     Net realized gains (losses) on investments and capital assets were as follows (in thousands):
                                             YEARS ENDED DECEMBER 31,
                                          2008       2007          2006
                                     ------------ -----------   ----------
                                     ------------ -----------   ----------
     Sales of fixed maturities
     Gross gains                      $  51,981   $ 128,634     $  96,911
     Gross losses                       (320,378)   (163,380)    (113,800)
     Sales of equities
     Gross gains                           6,078         261        7,796
     Gross losses                        (27,223)        (44)      (1,562)
     Sales of capital assets                   -       4,350            -
     Impairment losses                  (913,692)    (60,395)     (47,055)
                                     ------------ -----------   ----------
                                     ------------ -----------   ----------
     Total                           $(1,203,234)  $ (90,574)   $ (57,710)
                                     ============ ===========   ==========
                                     ============ ===========   ==========

     Net realized losses on investments, net of amounts allocated to minority interest, totaled $1,203.9 million, $93.1 million and $66.7 million in 2008, 2007 and 2006, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

7.   VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force. The value of acquired insurance in-force was fully amortized as of December 31, 2006.

     The amortization of acquired insurance was as follows (in thousands):

                                                      2006
                                                ---------------
                                                ---------------
Value of acquired insurance:
Balance, beginning of year                      $      23,578
Interest, at rates varying from 6.5% to 9.5%             1,108
Amortization                                           (24,686)
                                                ---------------
                                                ---------------
Balance, end of year                                       $ -
                                                ===============
                                                ===============

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB), at specified dates during the accumulation period (GMWB) or at the end of a specified period (GMAB).

     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in increase in reserves, net of reinsurance in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     At December 31, 2008 and 2007, the Company had variable contracts with guarantees, where net amount at risk ("NAR") is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

DECEMBER 31, 2008                                                                                         Period
                                                                                            Weighted      until
                                                      Minimum      Account     Net Amount   Average       Expected
                                                      Return        Value        at Risk    Attained Age  Annuitization
                                                    ------------  -----------  ------------ ------------  -----------
                                                    ------------  -----------  ------------ ------------  -----------
Return of net deposits plus a minimum return
      GMDB                                             0-5%       $ 15,907.9   $ 7,285.1     64.2 years
      GMWB - Premium only                              0-5%       $ 3,401.1    $ 1,019.1
      GMWB - For life                                  0-5%        $ 596.9     $ 200.2
      GMAB - Premium only                               0%         $ 16.2      $ 6.8
Highest specified anniversary account value minus
     withdrawals post-anniversary
      GMDB                                                        $ 3,330.1    $ 1,807.3     62.5 years
      GMWB - Highest anniversary only                             $ 2,112.7    $ 1,261.6
      GMWB - For life                                             $ 1,160.0    $ 661.4
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
      GMDB                                             0-5%       $ 1,526.1    $ 869.3       64.7 years
      GMIB                                             0-6%       $ 1,965.3    $ 1,107.4                    6.6 years
      GMWB - For life                                  0-5%       $ 4,067.6    $ 2,063.0

DECEMBER 31, 2007                                                                                                       Period
                                                                                                      Weighted          until
                                                         Minimum       Account    Net Amount      Average           Expected
                                                         Return         Value       at Risk       Attained Age      Annuitization
                                                     ------------- ------------ ----------------  ----------------  ----------------
                                                     ------------- ------------ ----------------  ----------------  ----------------
Return of net deposits plus a minimum return
       GMDB                                              0% - 5%      $ 22,618.6    $ 1,234.5        63.6 years
       GMWB - Premium only                                            $ 5,646.3      $ 12.5
       GMWB - For life                                   0% - 5%      $ 1,032.9      $ 1.2
       GMAB - Premium only                                              $ 19.1       $ 0.1
Highest specified anniversary account value minus
   withdrawals post-anniversary
       GMDB                                                           $ 4,791.8     $ 129.7          62.0 years
       GMWB - Highest anniversary only                                $ 3,164.6      $ 65.7
       GMWB - For life                                                $ 1,690.1      $ 37.5
Combination net deposits plus minimum return, highest
   specified anniversary account value minus
   withdrawals post-anniversary
       GMDB                                              0% - 5%      $ 2,310.0      $ 48.4          64.1 years
       GMIB                                              0% - 6%      $ 2,650.7      $ 87.2                            6.7 years
       GMWB - For life                                   0% - 5%      $ 3,348.7      $ 81.7

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

                                                     DECEMBER 31,
                                              ----------------------------
                                              ----------------------------
          Fund Type:                              2008           2007
                                              -------------  -------------
                                              -------------  -------------
          Equity                                $ 15,312.4     $ 24,744.1
          Bond                                     2,291.7        1,881.2
          Balanced                                 1,918.4        2,445.5
          Money market                             1,243.2          651.2
                                              -------------  -------------
                                              -------------  -------------
          Total                                 $ 20,765.7     $ 29,722.0
                                              =============  =============
                                              =============  =============

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

                                               2008          2007         2006
                                           ---------- ------------- ------------
Balance at January 1                        $  118.0       $  56.6      $  37.0
Incurred guaranteed benefits
                                               392.0          86.7         43.6
Paid guaranteed benefits
                                              (75.7)        (25.3)       (24.0)
                                           ---------- ------------- ------------
Balance at December 31                      $  434.3      $  118.0      $  56.6
                                           ========== ============= ============
Balance at December 31, net of reinsurance  $  301.0       $   4.6      $   1.9
                                           ========== ============= ============

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In 2007, the Company lowered lapse rate assumptions for policies with deep in-the-money GMDB benefits.

     The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2008 and 2007 (except where noted):

     1)   Use of a series of deterministic investment performance scenarios.
     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
     3)   Mortality equal to 80.0% of the Annuity 2000 table.
     4) Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 49.0%, with an average of 5.0% during the surrender charge period and 11.0% thereafter at December 31, 2008 and from 0.5% to 50.0%, with an average of 6.0% during the surrender charge period and 11.0% thereafter at December 31, 2007.
     5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The GMWB reserve totaled $1,123.9 million at December 31, 2008 and was included in reserves for future policy benefits. At December 31, 2007, the GMWB reserve was a negative reserve included in other assets of $10.4 million.

     Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for these lifetime benefits are calculated as required by SOP 03-1. At December 31, 2008 and 2007, these SOP 03-1 reserves totaled $22.6 million and $4.8 million, respectively.

     GMAB benefits are offered on some variable annuity plans starting in 2007 and issues have been minimal as of December 31, 2008.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2008 and 2007, are consistent with those used for calculating the GMDB liability. GMIB SOP 03-1 reserves totaled $6.4 million at December 31, 2008 and were minimal at December 31, 2007.

     OTHER LIABILITIES - INSURANCE AND ANNUITIZATION BENEFITS

     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life ("ISWL") plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. The total liability for this block is the low tier funding using the lower credited rate associated with surrenders, plus the SOP 03-1 annuitization reserve.

     Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:

                                 December 31, 2008                                    December 31, 2007
                            -------------------------------------------   ---------------------------------------------------
                            --------------------------------------------  ---------------------------------------------------
Benefit Type                  Liability      Net Amount      Weighted       Liability      Net Amount      Weighted Average
                            (in millions)      at Risk       Average      (in millions)      at Risk       Attained Age
                                           (in millions)*  Attained Age                  (in millions)*
--------------------------  ----------------------------------------------  ---------------------------------------------------
--------------------------  ----------------------------------------------  ---------------------------------------------------
UL insurance benefit           $46.7         $5,387.8       55.1 years      $50.7         $5,332.3          54.4 years
Two-tier annuitization          $6.2            $33.4       62.2 years      $ 6.5         $   34.6          61.5 years
ISWL account balance
adjustment                     $54.9             n/a            n/a         $46.9             n/a           n/a
--------------------------  ----------------------------------------------  ---------------------------------------------------

     * NAR for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero projected excess benefits.

     The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2008 and 2007:

     1)   Use of a series of deterministic premium persistency scenarios.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates equal to the credited interest rates, approximately 4% to 5% projected.

     The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2008 and 2007:

     1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates are equal to credited interest rates, approximately 3% to 4%.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------
9.   BORROWINGS

     The aggregate carrying value of borrowings at December 31, 2008 and 2007 were as follows (in thousands):
                                                       DECEMBER 31,
                                                 2008                2007
                                           ---------------  ----------------
        Surplus notes                            $ 249,296         $ 249,280
      Mortgage loans                                33,369            17,416
      VIE equity classes                             6,250             3,750
      FHLBI short-term notes                       150,000           250,000
      Short-term borrowings from Parent                  -            32,020
                                           ----------------  ----------------
                                           ----------------  ----------------
      Total                                      $ 438,915         $ 552,466
                                           ================  ================
                                           ================  ================

      Due in 2009                                $ 150,000
      Due in more than 1 to 5 years                 20,567
      Due after 5 years                            268,348
                                           ----------------
                                           ----------------
      Total                                      $ 438,915
                                           ================
                                           ================

     SURPLUS NOTES

     On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250.0 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, for statutory reporting purposes, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in each of 2008, 2007 and 2006.

     MORTGAGE LOANS

     At December 31, 2008 and 2007, certain consolidated real estate VIEs had outstanding mortgage loans at a weighted average interest rate of 7.1% and 6.8%, respectively, with maturities through 2011 and 2016. Interest paid totaled $1.9 million, $1.2 million and $2.8 million in 2008, 2007 and 2006, respectively.

     VIE EQUITY CLASSES

     Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt maturing in November 2013. Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrued interest at a weighted average interest rate of 8.9% and 7.0% at December 31, 2008 and 2007, respectively. Interest paid on the notes in 2008, 2007 and 2006 totaled $554 thousand, $384 thousand and $20.0 million, respectively.

     FHLBI SHORT-TERM NOTES

     Jackson has entered into a short-term note program with the FHLBI, securing advances made throughout the year. Interest rates were fixed or variable and based on the FHLBI cost of funds or market rates. Short term notes averaged $260.3 million in 2008 at an average interest rate of 2.2%. Jackson paid $7.0 million of interest on these notes during 2008. Previously, during 2007, Jackson entered into a short-term note program with the FHLBI that expired on March 11, 2008. Jackson paid $92 thousand of interest on the 2007 notes.

     SHORT-TERM BORROWINGS FROM PARENT

     During 2007, Jackson entered into an unsecured cash advance facility with Prudential. The $32.0 million advance was repaid in full during 2008. Jackson paid $1.1 million and $20 thousand in interest on this loan during 2008 and 2007.

     TUSCANY NOTES

     On December 19, 2001, Tuscany CDO, Limited ("Tuscany"), a VIE in which Jackson was the primary beneficiary, issued $900.0 million of senior and subordinated notes. The remaining notes were paid in full during 2007 and interest paid totaled $3.5 million and $11.0 million in 2007 and 2006, respectively.

10.  REVERSE REPURCHASE AGREEMENTS

     During 2008 and 2007, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $7.0 million and $14.2 million during 2008 and 2007, respectively, at weighted average interest rates of 2.9% and 5.1%, respectively. There was no outstanding balance as of December 31, 2008 or 2007. Interest paid totaled $0.2 million, $0.7 million and $1.5 million in 2008, 2007 and 2006, respectively. The highest level of short-term borrowings at any month end was $50.0 million in 2008 and $100.0 million in 2007.

11.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     In connection with the purchase of Life of Georgia, Jackson acquired certain lines of business that were wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

     Jackson's GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company's balance sheets, with changes in fair value recorded in risk management activity.

     Jackson also cedes the GMDB coverage associated with certain variable annuities issued prior to 2002 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------
11.  REINSURANCE (CONTINUED)

     The effect of reinsurance on premiums was as follows (in thousands):

                                           YEARS ENDED DECEMBER 31,
                               2008              2007              2006
                            --------------  ----------------  ----------------
                            --------------  ----------------  ----------------
Direct premiums:
Life                            $ 314,096         $ 328,787         $ 345,020
Accident and health                13,048            20,211            22,018
Plus reinsurance assumed:
Life                               18,830            21,834            23,444
Accident and health                 1,273             1,744             2,101
Less reinsurance ceded:
Life                             (133,308)         (131,537)         (137,715)
Accident and health               (14,321)          (21,955)          (24,119)
Guaranteed annuity benefits       (29,457)          (28,784)          (34,548)
                            --------------  ----------------  ----------------
                            --------------  ----------------  ----------------
Total net premiums              $ 170,161         $ 190,300         $ 196,201
                            ==============  ================  ================
                            ==============  ================  ================

     Premiums ceded for guaranteed annuity benefits included $15.6 million, $17.2 million and $24.5 million to PARC during 2008, 2007 and 2006, respectively.

     Components of the reinsurance recoverable asset were as follows (in thousands):

                                                          DECEMBER 31,
                                                     2008              2007
                                              ---------------  ----------------
                                              ---------------  ----------------
     Reserves:
     Life                                          $ 891,955         $ 785,467
     Accident and health
                                                      24,105            27,231
     Guaranteed minimum income benefits              249,468
                                                                             -
     Guaranteed minimum death benefits               290,218           113,346
     Other annuity benefits
                                                      29,516            27,127
     Claims liability
                                                      27,166            57,205
     Other
                                                      14,975            13,865
                                              ---------------  ----------------
                                              ---------------  ----------------
     Total                                        $1,527,403        $1,024,241
                                              ===============  ================
                                              ===============  ================

     Reserves reinsured through Brooke Life were $52.6 million and $54.9 million at December 31, 2008 and 2007, respectively. Reserves reinsured through PARC were $290.2 million and $113.3 million at December 31, 2008 and 2007, respectively.

12.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

                                                            YEARS ENDED DECEMBER 31,
                                                 2008              2007              2006
                                            ----------------  ----------------  ----------------
                                            ----------------  ----------------  ----------------
Current tax expense (benefit)                    $ (58,713)         $ 202,037         $ 240,858
Deferred tax expense (benefit)                    (113,368)
                                                                       50,254            22,558
                                            ----------------  ----------------  ----------------
                                            ----------------  ----------------  ----------------

Federal income tax expense (benefit)            $ (172,081)         $ 252,291         $ 263,416
                                            ================  ================  ================
                                            ================  ================  ================

     The Company recognizes interest and penalties, if any, accrued related to unrecognized tax benefits as a component of tax expense.

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2008, 2007 and 2006 as follows (in thousands):

                                                      YEARS ENDED DECEMBER 31,
                                            2008              2007              2006
                                         --------------  ----------------  ----------------
                                         --------------  ----------------  ----------------
Income taxes at statutory rate             $ (400,857)         $ 305,050         $ 278,612
Dividends received deduction                  (73,524)                            (15,156)
                                                                (48,896)
Deferred tax valuation allowance               302,731
                                                                       -                 -
Other
                                                 (431)           (3,863)              (40)
                                         --------------  ----------------  ----------------
                                         --------------  ----------------  ----------------
Provision for federal income taxes         $ (172,081)         $ 252,291         $ 263,416
                                         ==============  ================  ================
                                         ==============  ================  ================

Effective tax rate                               15.0%             28.9%             33.1%
                                         ==============  ================  ================
                                         ==============  ================  ================

     Federal income taxes paid were $69.0 million, $126.0 million and $214.0 million in 2008, 2007 and 2006, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                                      DECEMBER 31,
                                                                                 2008              2007
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                      $1,122,067         $ 917,329
Other-than-temporary impairments and other investment items                       428,558           117,960
Deferred compensation
                                                                                   61,433            67,737
Net unrealized losses on available for sale securities                          1,456,039
                                                                                                     88,501
Other, net                                                                                          100,599
                                                                                   52,402
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax asset                                                  3,120,499         1,292,126
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Valuation allowance                                                             (318,778)
                                                                                                          -
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Gross deferred tax asset, net of valuation allowance                            2,801,721         1,292,126
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                              (1,768,108)       (1,152,693)
Other assets                                                                                       (50,607)
                                                                                  (9,574)
Other, net                                                                                         (13,217)
                                                                                 (29,165)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax liability                                            (1,806,847)       (1,216,517)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

Net deferred tax asset                                                     $     994,874     $      75,609
                                                                          ================  ================
                                                                          ================  ================

     During 2008, Jackson recorded a valuation allowance, included in deferred tax expense, of $302.7 million against the deferred tax assets associated with realized losses and losses on trading securities where management no longer believes that it is more likely than not that the full tax benefit of the losses will be realized. Jackson also recorded a valuation allowance against the deferred tax assets associated with certain equity securities in an unrealized loss position for which recovery in value cannot be anticipated. This valuation allowance, which was recorded in other comprehensive income, totaled $16.0 million. Management will monitor these assets and, if the circumstances which required the establishment of this allowance reverse in the future, the valuation allowance may be reduced or eliminated.

     Realization of Jackson's deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the remaining gross deferred tax asset.

     At December 31, 2008, the Company had no federal tax capital loss carryforwards and federal tax capital loss carrybacks totaled $281.0 million.

     In August, 2007, the Internal Revenue Service ("IRS") issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. The Company recognized an income tax benefit related to the separate account DRD of $73.5 million, $48.9 million and $15.2 million during 2008, 2007 and 2006, respectively.

     During 2008, Jackson established a reserve for an unrecognized tax benefit as required by the provisions of FIN 48. The following table summarizes the changes in the Company's unrecognized tax benefits, including interest, for the year ended December 31, 2008 (in thousands). There were no unrecognized
     tax   benefits   at   December   31,   2007.

     Unrecognized tax benefit at December 31, 2007                  $    -
     Additions for tax positions identified in 2008                 19,171
     Reduction of tax positions of closed prior years              (2,379)
                                                               ------------
     Unrecognized tax benefit at December 31, 2008                $ 16,792
                                                               ============

     The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits, if recognized, that would affect the effective tax rate at December 31, 2008 is approximately $16.8 million.

     Interest totaling $3.4 million related to these unrecognized tax benefits has been included in income tax expense in the consolidated income statement. The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2008, 2007 or 2006.

     Using the information available as of December 31, 2008, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease. In general, the Company is no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years that began before 2005.

13.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2008 and 2007 Jackson had recorded accruals totaling $31.0 million and $35.0 million, respectively. Additionally, in connection with the purchase of Life of Georgia, Jackson assumed a $9.4 million liability related to a class action lawsuit. This liability has been fully indemnified by ING and an indemnification receivable equal to the liability has been included in other assets. The liability and indemnification receivable are adjusted as claims are reported and payments are made by ING and totaled $2.2 million and $2.0 million at December 31, 2008 and 2007, respectively.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2008 and 2007, the Company's reserve for future state guaranty fund assessments was $26.0 million and $17.7 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $517.1 million at December 31, 2008. Unfunded fixed-rate commercial mortgage loan commitments and available lines of credit totaled $11.8 million and $14.4 million, respectively, at December 31, 2008.

     The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2008, Jackson recorded a liability of $9.2 million for future lease payments. Lease expense was $22.7 million, $17.1 million and $23.0 million in 2008, 2007 and 2006, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

     2009                        $    8,539
     2010                             8,314
     2011                             8,399
     2012                             8,558
     2013                             9,129
     Thereafter                      25,143
                            ----------------
     Total                       $   68,082
                            ================

     Jackson subleased office space under several operating leases that expire at various dates through 2009. Total future lease income to be received on the subleased property is $0.3 million. Lease income for the subleased property totaled $0.7 million per year in 2008, 2007 and 2006.

14.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, adjusted to exclude any unrealized capital gains and the effect of permitted practices, unless the Commissioner approves the dividend prior to payment. At December 31, 2008, adjusted earned surplus was $104.8 million. Furthermore, without the prior approval of the Commissioner, dividends are also subject to restrictions relating to statutory surplus and/or statutory earnings. The maximum dividend which can be paid in 2009, subject to the availability of earned surplus, without prior approval of the Michigan Commissioner of Insurance, is $288.7 million.

     The  Company  received  capital  contributions  from  its  parent  of $34.1 million, $30.6 million and $49.7 million in 2008, 2007 and 2006, respectively. The capital contributions included $34.1 million, $30.6 million and $29.1 million in 2008, 2007 and 2006, respectively, from Brooke Life's forgiveness of an intercompany tax liability. Contributions received in 2006 also included the transfer of $6.9 million in net assets of an affiliate. Dividend payments were $313.1 million, $246.0 million and $209.1 million in 2008, 2007 and 2006, respectively.

     Statutory capital and surplus of the Company, as reported in its Annual Statement, was $3.7 billion and $4.0 billion at December 31, 2008 and 2007, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $(623.4) million, $490.0 million and $412.3 million in 2008, 2007 and 2006, respectively.

     Effective for 2008 reporting, the Commissioner granted Jackson three permitted practices, which expire October 1, 2009, unless extended by the Commissioner. One permitted practice allows Jackson to carry interest rate swaps at book value, as if statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson must also demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code. The Commissioner also granted a permitted practice to allow Jackson to recognize book to tax differences that will reverse within the next 3 years (instead of 1 year as required by the NAIC) in determining the admissable deferred tax asset (subject to a limitation of 15% of capital and surplus versus the 10% limitation imposed by the NAIC guidance). Finally, the Commissioner granted a permitted practice to allow Jackson to use an average interest rate in calculating certain regulatory capital requirements. This permitted practice requires that Jackson maintain certain minimum capital levels excluding the effect of the permitted practices. The total effect of these permitted practices was to increase statutory surplus by $845.0 million and reduce authorized control level required capital by $81.5 million at December 31, 2008. These permitted practices had no impact on statutory net income (loss).

15.  OTHER RELATED PARTY TRANSACTIONS

     The  Company's  investment  portfolio  is  managed  by  PPM  America,  Inc.
     ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $35.9 million, $34.1 million and $35.9 million to PPM for investment advisory services during 2008, 2007 and 2006, respectively.

     National Planning Holdings, Inc. ("NPH"), Jackson's affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson. Commissions and fees paid by Jackson to NPH during 2008, 2007 and 2006 totaled $57.4 million, $65.9 million and $58.6 million, respectively.

     Jackson has entered into shared services administrative agreements with affiliates, NPH and PPMA. Under the shared services administrative agreements, Jackson charged $5.1 million, $5.0 million and $5.2 million of certain management and corporate services expenses to these affiliates in 2008, 2007 and 2006, respectively.

     Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures in September 2013, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2008 or 2007. The highest outstanding loan balance during 2008 and 2007 was $20.0 million and $26.0 million, respectively. Interest and commitment fees totaled $177 thousand, $524 thousand and $175 thousand during 2008, 2007 and 2006, respectively.

     Beginning in 2008, Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates. During 2008, Jackson recognized $10.4 million in revenue associated with these services. This revenue is included in other income on the accompanying consolidated income statement.

16.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $12.1 million, $12.3 million and $8.9 million in 2008, 2007 and 2006, respectively.

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2008 and 2007, the liability for such plans totaled $171.2 million and $194.0 million, respectively and is included in other liabilities. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's (income) expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, was $(54.6) million, $18.4 million and $21.5 million in 2008, 2007 and 2006, respectively. Investment income (expense) on the mutual funds totaled $(62.9) million, $15.0 million and $18.3 million in 2008, 2007 and 2006, respectively.

                                     Part C

                                Other Information

Item 26.  Exhibits

(a) Resolution of Board of Directors of Jackson National Life Insurance Company authorizing the establishment of Jackson National Life Separate Account IV, incorporated by reference to Registrant's Registration Statement on Form S-6 (File Nos. 333-36506 and 811-09933) as filed on May 8, 2000.

(b)  Not applicable.

(c)

     (1) General Distributor Agreement between Jackson National Life Insurance Company and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on September 2, 2003.

     (2) Form of Selling Agreement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

     (3) General Distributor Agreement between Jackson National Life Insurance Company and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Registration Statement as filed on August 11, 2004 (File Nos. 333-118131 and 811-09933).

     (4) Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed on December 19, 2005 (File Nos. 333-70472 and 811-08664).

(d)

     (1) Form of Flexible Premium Variable Life Insurance Policy, incorporated by reference to Registrant's Registration Statement as filed on August 11, 2004 (File Nos. 333-118131 and 811-09933).

     (2) Form of Terminal Illness Benefit Rider, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

     (3) Form of Guaranteed Death Benefit Rider, incorporated by reference to Registrant's Registration Statement as filed on August 11, 2004 (File Nos. 333-118131 and 811-09933).

     (4) Form of Waiver of Monthly Deductions Rider, incorporated by reference to Registrant's Registration Statement as filed on August 11, 2004 (File Nos. 333-118131 and 811-09933).

     (5) Form of Waiver of Specified Premium Rider, incorporated by reference to Registrant's Registration Statement as filed on August 11, 2004 (File Nos. 333-118131 and 811-09933).

     (6)  Form  of  Child   Insurance   Rider,   incorporated  by  reference  to
          Registrant's Registration Statement as filed on September 2, 2003 (File Nos. 333-108433 and 811-09933).

     (7) Form of Other Insured Term Insurance Rider, incorporated by reference to Registrant's Registration Statement as filed on August 11, 2004 (File Nos. 333-118131 and 811-09933).

     (8) Form of Overloan Protection Benefit Rider, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed on January 18, 2008 (File Nos. 333-108433 and 811-09933).

     (9) Form of Other Insured Term Insurance Rider, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on October 6, 2008 (File Nos. 333-1118131 and 811-09933).

     (10) Form of Renewable Term Insurance to Age 95 Rider, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on October 6, 2008 (File Nos. 333-1118131 and 811-09933).

     (11) Form of Flexible Premium Variable Life Insurance Policy, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on October 6, 2008 (File Nos. 333-1118131 and 811-09933).

(e)

     (1)  Life   Application,   incorporated   by  reference   to   Registrant's
          Registration Statement as filed on September 2, 2003 (File Nos. 333-108433 and 811-09933).

     (2) Flexible Premium Variable Life Insurance Premium Allocation/Benefit Selection, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed on December 23, 2004 (File Nos. 333-118131 and 811-09933).

     (3) Flexible Premium Variable Life Insurance Premium Allocation/Benefit Selection, incorporated by reference to Registrant's Post- Effective Amendment No. 6 as filed on March 26, 2008 (File Nos. 333-118131 and 811-09933).

     (4)  Specimen  Application,   incorporated  by  reference  to  Registrant's
          Post-Effective Amendment No. 7 filed on October 6, 2008 (File Nos. 333-1118131 and 811-09933).

     (5) Flexible Premium Variable Life Insurance Premium Allocation/Benefit Selection, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on October 6, 2008 (File Nos. 333-1118131 and 811-09933).


(f)

     (1) Articles of Incorporation of Jackson National Life Insurance Company, incorporated by reference to the Registration Statement on Form N-4 (File Nos. 333-70697 and 811-09119) as filed on January 15, 1999.

     (2) Bylaws of Jackson National Life Insurance Company, incorporated by reference to Registration Statement on Form N-4 (File Nos. 333-70697 and 811-09119) as filed on January 15, 1999.

(g)

     (1) Reinsurance Agreement between Jackson National Life Insurance Company and Munich American Reassurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 3 as filed on December 22, 2006 (File Nos. 333-118131 and 811-09933).

     (2) Reinsurance Agreement between Jackson National Life Insurance Company and Generali USA Life Reassurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 3 as filed on December 22, 2006 (File Nos. 333-118131 and 811-09933).

     (3) Amendment No. 3 to Reinsurance Agreement No. I59599US-04(0782701) effective March 8, 2004 between JACKSON NATIONAL LIFE INSURANCE COMPANY of Lansing, Michigan ("the Company") and SWISS RE LIFE & HEALTH AMERICA INC. of Hartford, Connecticut ("the Reinsureer"), incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on October 6, 2008 (File Nos. 333-1118131 and 811-09933).

     (4) Addendum 2 to Automatic and Facultative YRT Reinsurance Agreement between Jackson National Life Insurance Company and RGA Reinsurance
          Company effective July 30, 2007 #10917, Effective October 6, 2008, attached hereto.


(h)  Not applicable.

(i)  Not applicable.

(j)  Not applicable.

(k)  Legal Opinion and Consent of Counsel, attached hereto.

(l)

     (1) Actuarial Opinion, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed on December 23, 2004 (File Nos. 333-118131 and 811-09933).

     (2) Actuarial Opinion, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on March 26, 2008 (File Nos. 333-118131 and 811-09933).

     (3)  Actuarial   Opinion,   incorporated   by  reference  to   Registrant's
          Post-Effective Amendment No. 7 filed on October 6, 2008 (File Nos. 333-1118131 and 811-09933).

     (4)  Actuarial Opinion, attached hereto.

(m)

     (1)  Sample   Calculations,   incorporated  by  reference  to  Registrant's
          Pre-Effective Amendment No. 1 as filed on December 23, 2004 (File Nos. 333-118131 and 811-09933).

     (2) Sample Calculations, incorporated by reference to Registrant's Post-Effective Amendment No. 4 as filed on April 27, 2007 (File Nos. 333-118131 and 811-09933).

     (3) Sample Calculations, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on March 26, 2008 (File Nos. 333-118131 and 811-09933).

     (4)  Sample   Calculations,   incorporated  by  reference  to  Registrant's
          Post-Effective Amendment No. 7 filed on October 6, 2008 (File Nos. 333-1118131 and 811-09933).

(n)  Consent of Independent Registered Public Accounting Firm, attached hereto.

(o)  Not applicable.

(p)  Not applicable.

(q)

     (1) Redeemability Exemption, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

     (2) Redeemability Exemption, incorporated by reference to Registrant's Post- Effective Amendment No. 6 as filed on March 26, 2008 (File Nos. 333-118131 and 811-09933).

Item 27. Directors and Officers of the Depositor

Name and Principal                      Positions and Offices
Business Address                        with Depositor

Richard D. Ash                          Vice President -
1 Corporate Way                         Actuary & Appointed Actuary
Lansing, MI 48951

John B. Banez                           Vice President
1 Corporate Way
Lansing, MI 48951

Maureen Bernacchi                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

James P. Binder                         Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

Steve Binioris                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michele Binkley                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Blue                             Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Jeff Borton                             Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown                           Vice President
1 Corporate Way
Lansing, MI 48951

James Carter                            Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                       Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                          Vice President
1 Corporate Way
Lansing, MI 48951

Michael Costello                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                          Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett                       Assistant Vice President & Illustration
7601 Technology Way                     Officer
Denver, CO 80237

Robert H. Dearman                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                           Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                     Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Terence M. Finan                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dana Malesky Flegler                    Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                        Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

Patrick W. Garcy                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison                       Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                        Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

John A. Gorgenson                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.                     Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                       Executive Vice President, Chief
1 Corporate Way                         Financial Officer & Director
Lansing, MI 48951

H. Dean Hosfield                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.             Senior Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Hruska                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Roger G. Hutchison                      Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                        Executive Vice President & Chief
7601 Technology Way                     Distribution Officer
Denver, CO 80237

Scott Klus                              Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Daniel W. Koors                         Assistant Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Everett W. Kunzelman                    Vice President
1 Corporate Way
Lansing, MI 48951

Richard Liphardt                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                           Vice President
1 Corporate Way
Lansing, MI 48951

Ab B. Manning                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                   President, Chief Executive Officer,
1 Corporate Way                         & Director
Lansing, MI 48951

Thomas J. Meyer                         Senior Vice President, General Counsel &
1 Corporate Way                         Secretary
Lansing, MI 48951

Dean M. Miller                          Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                          Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                             Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                           Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                       Executive Vice President & Chief
1 Corporate Way                         Administration Officer
Lansing, MI 48951

Mark D. Nerud                           Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Timothy J. Padot                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck                         Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                      Vice President
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Susan S. Rhee                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz                       Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Christian J. Shiemke                    Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                       Vice President
1 Corporate Way
Lansing, MI 48951

Gary L. Stone                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                       Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                          Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                   Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                        Chief Operating Officer
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Toni Zvonar                             Assistant Vice President
1 Corporate Way
Lansing, MI 48951

David A. Zyble                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951


Item 28.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company/
                                                        Life Insurance Company     Jackson Investment

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Horizon Capital   Delaware                              35.8% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson Investment           Michigan                   100% Brooke Holdings       Investment Adviser
Management LLC                                          LLC

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Mercantile Capital           Delaware                   37.7% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

Mercantile Equity I          Delaware                   99% Jackson National       Jackson Investment
LP (B)                                                  Life Insurance Company

Mercantile Equity III        Delaware                   99% Jackson National       Jackson Investment
LP (B)                                                  Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities

PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont CDO Trust           Delaware                   100% Piedmont Funding LLC  Investment Company
                                                                                   (Piedmont Notes)

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund LP                                          Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund II, LP                                      Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund III, LP                                     Life Insurance Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential Four Limited      United Kingdom             98% Prudential             Holding Company
                                                        Corporation Holdings,      Activities
                                                        Limited

                                                        2% Prudential plc

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 1) BV                                        Holdco 1) Limited          Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 2) BV                                        Holdco 1) BV               Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 3) BV                                        Holdco 2) BV               Activities

Prudential                   United Kingdom             76.72% Brooke LLC          Holding Company
(US Holdco 1) Limited                                                              Activities
                                                        23.28% Prudential Four
                                                        Limited

Prudential                   Gibraltar                  100% Holborn Delaware      Holding Company
(US Holdco 2) Limited                                   LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Squire Reassurance           Michigan                   100% Jackson National      Special Purpose
Company LLC                                             Life Insurance             Financial Captive
                                                        Company                    Insurance Company

Squire Capital I LLC         Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

Squire Capital II LLC        Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

The Holliston Mills          Delaware                   100% GCI Holding           Jackson Investment
                                                        Corporation

Wynnefield Equity I, LP      Pennsylvania               99% Jackson National       Jackson Investment
                                                        Life Insurance Company




Item 29. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account IV. Jackson National Life Distributors LLC also acts as general distributor for Jackson National Separate Account I, Jackson National Separate Account III, Jackson National Separate Account V, JNLNY Separate Account I, JNLNY Separate Account II and JNL Series Trust.


(b)

(1) Name and Principal           (2) Positions and Offices with Depositor
    Business Address


Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.       Assistant Vice President
7601 Technology Way
Denver, CO 80237

(Christian) Alex Bremer          Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Jason T. Heinhorst               Assistant Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                       Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manger and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                     Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                  Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Sharon Santella                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward                      Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Stephanie Valentine              Assistant Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237


         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                            Commissions Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC


Item 31. Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item 32. Management Services

Not Applicable

Item 33. Fee Representation

Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, by the undersigned, duly authorized, in the City of Lansing, and State of Michigan, on this 2nd day of April, 2009.

Jackson National Separate Account IV
(Registrant)

By:  Jackson National Life Insurance Company

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, Secretary and General Counsel

     Jackson National Insurance Company (Depositor)

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, Secretary and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER *                                              April 2, 2009
Clark P. Manning
Chief Executive Officer and Director

THOMAS J. MEYER *                                              April 2, 2009
Michael A. Wells
Director

THOMAS J. MEYER *                                              April 2, 2009
Andrew B. Hopping
Executive Vice President - Chief Financial
Officer and Director

THOMAS J. MEYER *                                              April 2, 2009
Robert A. Fritts
Vice President and Controller - Financial
Operations

THOMAS J. MEYER *                                              April 2, 2009
James R. Sopha
Executive Vice President and Director

* By Thomas J. Meyer
Senior Vice President, Secretary,
General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128 and 333-136472, 333-155675), JNL
Separate Account III (333-41153), JNL Separate Account IV (333-108433 and 333-118131), and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2009.

CLARK P. MANNING
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
James R. Sopha, Executive Vice President, and Director

                                  EXHIBIT INDEX


EXHIBIT                    DESCRIPTION

g.

     (4) Addendum 2 to Automatic and Facultative YRT Reinsurance Agreement between Jackson National Life Insurance Company and RGA Reinsurance
          Company effective July 30, 2007 #10917, Effective October 6, 2008, attached hereto.

k.   Legal Opinion and Consent of Counsel, attached hereto as EX-k.

(l)  (4) Actuarial Opinion, attached hereto as EX-l.4.

n. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-n.